UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21732

Mercer Funds

(Exact Name of Registrant as Specified in Charter)

99 High Street

Boston, MA 02110

(Address of Principal Executive Offices)(Zip Code)

Scott M. Zoltowski, Esq.

Mercer Investment Management, Inc.

99 High Street

Boston, MA 02110

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:

(617) 747-9500

Date of Fiscal Year End: March 31, 2017

Date of Reporting Period: September 30, 2016

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Mercer Funds™

Semi-Annual Report

Mercer US Large Cap Equity Fund (formerly known as Mercer US Large Cap Growth Equity Fund)

Mercer US Small/Mid Cap Equity Fund (formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Mercer Non-US Core Equity Fund

Mercer Core Fixed Income Fund

Mercer Opportunistic Fixed Income Fund

Mercer Emerging Markets Equity Fund

Mercer Global Low Volatility Equity Fund

This report has been prepared for Mercer Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Mercer Funds prospectus. The prospectus contains more complete information about the Funds’ investment objectives, risks, and expenses. Investors are reminded to read the prospectus carefully before investing.

September 30, 2016

MERCER FUNDS

Mercer US Large Cap Equity Fund

(formerly known as Mercer US Large Cap Growth Equity Fund)

Schedule of Investments

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.4%

	Aerospace & Defense — 2.2%

18,000	BE Aerospace, Inc.	929,880
16,571	Boeing Co. (The)	2,183,063
11,283	General Dynamics Corp.	1,750,670
31,989	Northrop Grumman Corp.	6,844,047
12,901	United Technologies Corp.	1,310,742

		13,018,402

	Agriculture — 1.2%

46,136	Altria Group, Inc.	2,917,179
32,197	Archer-Daniels-Midland Co.	1,357,748
33,300	Philip Morris International, Inc.	3,237,426

		7,512,353

	Airlines — 2.5%

115,779	American Airlines Group, Inc.	4,238,669
112,070	Delta Air Lines, Inc.	4,411,075
48,500	Southwest Airlines Co.	1,886,165
84,344	United Continental Holdings, Inc.*	4,425,530

		14,961,439

	Apparel — 3.6%

161,375	LVMH Moet Hennessy Louis Vuitton SE, Sponsored ADR	5,481,909
153,802	Michael Kors Holdings, Ltd.*	7,196,395
171,035	NIKE, Inc. Class B	9,004,993

		21,683,297

	Auto Manufacturers — 1.5%

67,344	Fiat Chrysler Automobiles NV	431,002
227,316	General Motors Co.	7,221,829
13,830	Toyota Motor Corp., Sponsored ADR	1,605,110

		9,257,941

	Auto Parts & Equipment — 1.2%

101,711	Goodyear Tire & Rubber Co. (The)	3,285,265
29,865	Magna International, Inc. Class A	1,282,702
68,230	Mobileye NV* ‡	2,904,551

		7,472,518

	Banks — 4.6%

400,174	Bank of America Corp.	6,262,723
160,757	Citigroup, Inc.	7,592,553
112,150	JPMorgan Chase & Co.	7,468,069
60,300	Morgan Stanley	1,933,218
12,900	PNC Financial Services Group, Inc.	1,162,161
28,500	Popular, Inc.	1,089,270

See accompanying Notes to the Financial Statements.	1

Mercer US Large Cap Equity Fund

(formerly known as Mercer US Large Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Banks — continued

51,100	SunTrust Banks, Inc.	2,238,180

		27,746,174

	Beverages — 3.1%

144,229	AMBEV SA, ADR	878,355
20,051	Coca-Cola European Partners Plc	800,035
46,405	Diageo Plc, Sponsored ADR‡	5,384,836
20,400	Dr Pepper Snapple Group, Inc.	1,862,724
83,200	Heineken NV, ADR‡	3,649,152
18,760	Monster Beverage Corp.*	2,754,155
31,000	PepsiCo, Inc.	3,371,870

		18,701,127

	Biotechnology — 4.6%

20,931	Alexion Pharmaceuticals, Inc.*	2,564,885
18,600	Amgen, Inc.	3,102,666
16,934	Biogen, Inc.*	5,300,850
24,955	Celgene Corp.*	2,608,546
68,420	Gilead Sciences, Inc.	5,413,390
17,851	Illumina, Inc.*	3,242,813
17,498	Intercept Pharmaceuticals, Inc.* ‡	2,879,996
33,428	Vertex Pharmaceuticals, Inc.*	2,915,256

		28,028,402

	Building Materials — 0.4%

45,200	Louisiana-Pacific Corp.*	851,116
41,844	Masco Corp.	1,435,668

		2,286,784

	Chemicals — 2.2%

12,520	Dow Chemical Co. (The)	648,912
12,420	Eastman Chemical Co.	840,586
93,499	LyondellBasell Industries NV Class A	7,541,629
3,310	Monsanto Co.	338,282
62,403	Mosaic Co. (The)	1,526,377
9,443	Sherwin-Williams Co. (The)	2,612,500

		13,508,286

	Commercial Services — 1.4%

29,223	H&R Block, Inc.	676,513
142,825	PayPal Holdings, Inc.*	5,851,540
53,600	Quanta Services, Inc.*	1,500,264
9,500	Robert Half International, Inc.	359,670

		8,387,987

	Computers — 2.2%

54,794	Apple, Inc.	6,194,462
47,242	HP, Inc.	733,668

2	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

(formerly known as Mercer US Large Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Computers — continued

58,323	NetApp, Inc.	2,089,130
59,566	Seagate Technology Plc	2,296,269
59,300	Teradata Corp.*	1,838,300

		13,151,829

	Diversified Financial Services — 2.6%

52,000	AerCap Holdings NV*	2,001,480
3,524	American Express Co.	225,677
20,794	Ameriprise Financial, Inc.	2,074,617
66,080	Charles Schwab Corp. (The)	2,086,146
8,026	IntercontinentalExchange Group, Inc.	2,161,883
86,400	Santander Consumer USA Holdings, Inc.*	1,050,624
36,000	Synchrony Financial*	1,008,000
64,847	Visa, Inc. Class A‡	5,362,847

		15,971,274

	Electric — 1.0%

114,600	AES Corp.	1,472,610
42,300	Calpine Corp.*	534,672
17,010	Edison International	1,228,973
25,300	Entergy Corp.	1,941,269
32,520	NRG Energy, Inc.	364,549
6,805	Public Service Enterprise Group, Inc.	284,925

		5,826,998

	Electrical Components & Equipment — 0.8%

6,627	Acuity Brands, Inc.	1,753,504
54,293	Emerson Electric Co.	2,959,512

		4,713,016

	Electronics — 1.0%

64,964	Corning, Inc.	1,536,399
118,875	Fitbit, Inc. Class A* ‡	1,764,105
39,156	TE Connectivity, Ltd.	2,520,863

		5,821,367

	Engineering & Construction — 0.4%

20,700	AECOM*	615,411
23,350	Chicago Bridge & Iron Co. NV	654,501
8,500	Fluor Corp.	436,220
14,038	Jacobs Engineering Group, Inc.*	726,045

		2,432,177

	Environmental Control — 0.2%

16,775	Waste Management, Inc.	1,069,574

See accompanying Notes to the Financial Statements.	3

Mercer US Large Cap Equity Fund

(formerly known as Mercer US Large Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Food — 1.7%

69,975	Nestle SA, Sponsored ADR	5,529,425
41,435	Sysco Corp.	2,030,729
31,200	Tyson Foods, Inc. Class A	2,329,704
21,748	Whole Foods Market, Inc.	616,556

		10,506,414

	Forest Products & Paper — 0.0%

4,900	International Paper Co.	235,102

	Health Care - Products — 0.4%

17,640	Edwards Lifesciences Corp.*	2,126,678

	Health Care - Services — 0.7%

1,700	Anthem, Inc.	213,027
21,079	DaVita, Inc.*	1,392,690
7,900	HCA Holdings, Inc.*	597,477
2,061	Laboratory Corp. of America Holdings*	283,346
21,562	Quest Diagnostics, Inc.	1,824,792

		4,311,332

	Home Builders — 0.1%

11,074	D.R. Horton, Inc.	334,435

	Household Products & Wares — 0.2%

18,725	Avery Dennison Corp.	1,456,618

	Housewares — 0.1%

12,400	Tupperware Brands Corp.	810,588

	Insurance — 4.2%

21,789	Aflac, Inc.	1,565,976
66,546	Allstate Corp. (The)	4,603,652
56,615	American International Group, Inc.	3,359,534
1,200	Assurant, Inc.	110,700
14,516	Berkshire Hathaway, Inc. Class B*	2,097,127
30,568	Hartford Financial Services Group, Inc. (The)	1,308,922
16,600	Lincoln National Corp.	779,868
41,710	MetLife, Inc.	1,853,175
8,000	Prudential Financial, Inc.	653,200
61,306	Travelers Cos., Inc. (The)	7,022,602
21,300	Unum Group	752,103
35,615	Voya Financial, Inc.	1,026,424

		25,133,283

	Internet — 7.1%

36,212	Alibaba Group Holding, Ltd., Sponsored ADR* ‡	3,830,868
7,120	Alphabet, Inc. Class C*	5,534,305
1,682	Alphabet, Inc. Class A*	1,352,429

4	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

(formerly known as Mercer US Large Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Internet — continued

4,956	Amazon.com, Inc.*	4,149,708
77,649	eBay, Inc.*	2,554,652
39,026	Facebook, Inc. Class A*	5,005,865
12,249	MercadoLibre, Inc.	2,265,698
7,545	Priceline Group (The), Inc.*	11,102,392
48,159	Splunk, Inc.*	2,825,970
93,033	Symantec Corp.	2,335,128
24,272	VeriSign, Inc.*	1,899,041

		42,856,056

	Iron & Steel — 0.2%

14,940	Reliance Steel & Aluminum Co.	1,076,128

	Leisure Time — 1.1%

122,675	Carnival Corp.‡	5,988,993
17,600	Norwegian Cruise Line Holdings, Ltd.*	663,520

		6,652,513

	Lodging — 1.6%

135,065	Marriott International, Inc. Class A	9,093,926
8,293	Wyndham Worldwide Corp.	558,368

		9,652,294

	Machinery - Construction & Mining — 0.4%

10,970	Caterpillar, Inc.	973,807
45,782	Terex Corp.	1,163,320

		2,137,127

	Machinery - Diversified — 0.1%

6,403	Cummins, Inc.	820,544

	Media — 5.5%

88,125	AMC Networks, Inc. Class A*	4,570,163
64,138	CBS Corp. Class B	3,510,914
100,725	Comcast Corp. Class A	6,682,096
41,866	Discovery Communications, Inc. Class A*	1,127,033
17,600	Scripps Networks Interactive, Inc. Class A	1,117,424
199,891	Sirius XM Holdings, Inc.*	833,545
71,850	Time Warner, Inc.	5,719,979
41,917	Twenty-First Century Fox, Inc. Class A	1,015,230
30,510	Viacom, Inc. Class B	1,162,431
79,725	Walt Disney Co. (The)	7,403,263

		33,142,078

	Mining — 0.2%

25,899	BHP Billiton Plc, ADR	786,812
4,494	Rio Tinto Plc, Sponsored ADR	150,099

		936,911

See accompanying Notes to the Financial Statements.	5

Mercer US Large Cap Equity Fund

(formerly known as Mercer US Large Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Miscellaneous - Manufacturing — 1.9%

17,684	Dover Corp.	1,302,250
13,900	Eaton Corp. Plc	913,369
31,651	General Electric Co.	937,503
36,787	Illinois Tool Works, Inc.	4,408,554
30,648	Parker-Hannifin Corp.	3,847,243

		11,408,919

	Office & Business Equipment — 0.3%

178,615	Xerox Corp.	1,809,370

	Oil & Gas — 4.9%

27,500	Anadarko Petroleum Corp.	1,742,400
24,040	Apache Corp.	1,535,435
122,740	BP Plc, Sponsored ADR	4,315,538
146,952	Canadian Natural Resources, Ltd.	4,708,342
12,382	Chevron Corp.	1,274,356
71,500	Devon Energy Corp.	3,153,865
38,000	Diamond Offshore Drilling, Inc.	669,180
131,700	Ensco Plc Class A	1,119,450
6,021	Exxon Mobil Corp.	525,513
31,278	Helmerich & Payne, Inc.	2,105,009
19,100	Murphy Oil Corp.	580,640
26,162	Tesoro Corp.	2,081,449
102,911	Valero Energy Corp.	5,454,283

		29,265,460

	Oil & Gas Services — 0.7%

110,281	National Oilwell Varco, Inc.	4,051,724
9,500	Oceaneering International, Inc.	261,345

		4,313,069

	Packaging & Containers — 0.0%

8,700	Owens-Illinois, Inc.*	159,993

	Pharmaceuticals — 4.4%

22,700	AbbVie, Inc.	1,431,689
68,389	Bristol-Myers Squibb Co.	3,687,535
21,836	DexCom, Inc.*	1,914,144
23,647	Express Scripts Holding Co.*	1,667,823
43,600	Horizon Pharma Plc*	790,468
4,000	Jazz Pharmaceuticals Plc*	485,920
40,400	Johnson & Johnson	4,772,452
12,700	Mallinckrodt Plc*	886,206
58,503	Merck & Co., Inc.	3,651,172
21,200	Mylan NV*	808,144
136,516	Pfizer, Inc.	4,623,797
9,550	Shire Plc, ADR	1,851,363

		26,570,713

6	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

(formerly known as Mercer US Large Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Private Equity — 0.8%

79,020	Blackstone Group (The), LP	2,017,380
196,230	KKR & Co., LP	2,798,240

		4,815,620

	REITS — 0.7%

18,184	Apartment Investment & Management Co. REIT Class A	834,827
42,133	Host Hotels & Resorts, Inc. REIT	656,011
16,660	SL Green Realty Corp. REIT	1,800,946
98,030	Two Harbors Investment Corp. REIT	836,196

		4,127,980

	Retail — 9.4%

118,333	Bed Bath & Beyond, Inc.	5,101,336
119,468	Best Buy Co., Inc.	4,561,288
49,700	Coach, Inc.	1,817,032
23,031	CVS Health Corp.	2,049,529
10,500	Dillard’s, Inc. Class A	661,605
75,464	Kohl’s Corp.	3,301,550
56,445	Lululemon Athletica, Inc.* ‡	3,442,016
97,708	Macy’s, Inc.	3,620,081
65,942	McDonald’s Corp.	7,607,069
15,500	Signet Jewelers, Ltd.	1,155,215
96,300	Staples, Inc.	823,365
108,845	Starbucks Corp.	5,892,868
14,619	Target Corp.	1,004,033
40,800	Urban Outfitters, Inc.*	1,408,416
105,426	Wal-Mart Stores, Inc.	7,603,323
115,575	Williams-Sonoma, Inc.‡	5,903,571
5,996	Yum! Brands, Inc.	544,497

		56,496,794

	Semiconductors — 1.5%

77,868	Applied Materials, Inc.	2,347,720
101,476	Intel Corp.	3,830,719
162,575	Micron Technology, Inc.*	2,890,584

		9,069,023

	Software — 5.3%

73,474	Activision Blizzard, Inc.	3,254,898
26,976	Adobe Systems, Inc.*	2,927,975
101,969	CA, Inc.	3,373,135
24,900	Citrix Systems, Inc.*	2,121,978
20,097	Intuit, Inc.	2,210,871
172,800	Microsoft Corp.	9,953,280
6,209	MSCI, Inc. Class A	521,183
50,228	Oracle Corp.	1,972,956
34,450	Salesforce.com, Inc.*	2,457,318

See accompanying Notes to the Financial Statements.	7

Mercer US Large Cap Equity Fund

(formerly known as Mercer US Large Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Software — continued

41,318	ServiceNow, Inc.*	3,270,320

		32,063,914

	Telecommunications — 4.0%

37,145	AT&T, Inc.	1,508,459
170,680	CenturyLink, Inc.	4,681,752
27,800	China Mobile, Ltd., Sponsored ADR	1,710,256
68,860	Cisco Systems, Inc.	2,184,239
87,282	Juniper Networks, Inc.	2,100,005
39,733	Motorola Solutions, Inc.	3,030,833
74,383	NTT DoCoMo, Inc., Sponsored ADR	1,890,072
17,370	Palo Alto Networks, Inc.*	2,767,562
5,954	QUALCOMM, Inc.	407,849
72,671	Verizon Communications, Inc.	3,777,439

		24,058,466

	Transportation — 1.2%

10,975	FedEx Corp.	1,917,113
51,325	United Parcel Service, Inc. Class B	5,612,902

		7,530,015

	TOTAL COMMON STOCKS (COST $539,342,871)	575,428,382

	INVESTMENT COMPANY — 1.4%

41,636	Vanguard S&P 500 ETF	8,272,657

	TOTAL INVESTMENT COMPANY (COST $8,006,186)	8,272,657

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 5.5%

	Bank Deposit — 3.3%

19,638,376	State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/03/16	19,638,376

	Securities Lending Collateral — 2.1%

12,861,573	State Street Institutional U.S. Government Money Market Fund, Premier Class***	12,861,573

	U.S. Government and Agency Obligations — 0.1%

600,000	United States Treasury Bill, 0.33%, due 10/13/16** ‡‡	599,930

	TOTAL SHORT-TERM INVESTMENTS (COST $33,099,879)	33,099,879

	TOTAL INVESTMENTS — 102.3% (Cost $580,448,936)	616,800,918

	Other Assets and Liabilities (net) — (2.3)%	(13,665,923)

	NET ASSETS — 100.0%	$603,134,995

8	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

(formerly known as Mercer US Large Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Notes to Schedule of Investments:

ADR — American Depository Receipt

REIT — Real Estate Investment Trust

*	Non-income producing security

**	All or a portion of this security is held for open futures collateral.

***	Represents an investment of securities lending cash collateral.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

See accompanying Notes to the Financial Statements.	9

Mercer US Large Cap Equity Fund

(formerly known as Mercer US Large Cap Growth Equity Fund)

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
116	S&P 500 E-mini Index	December 2016	$12,530,320	$15,895
16	S&P Mid 400 E-mini Index	December 2016	2,479,360	40,843

				$56,738

10	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

(formerly known as Mercer US Large Cap Growth Equity Fund)

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	95.4
Investment Company	1.4
Futures Contracts	0.0
Short-Term Investments	5.5
Other Assets and Liabilities (net)	(2.3)

100.0%

See accompanying Notes to the Financial Statements.	11

Mercer US Small/Mid Cap Equity Fund

(formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.2%

	Advertising — 0.3%

138,000	Interpublic Group of Cos. (The), Inc.	3,084,300

	Aerospace & Defense — 1.8%

92,944	BE Aerospace, Inc.	4,801,487
34,500	Moog, Inc. Class A*	2,054,130
39,577	Orbital ATK, Inc.	3,016,955
63,700	Spirit AerosyStems Holdings, Inc. Class A*	2,837,198
16,667	TransDigm Group, Inc.* ‡	4,818,763

		17,528,533

	Agriculture — 0.4%

31,500	Bunge, Ltd.	1,865,745
26,900	Universal Corp.	1,566,118

		3,431,863

	Airlines — 0.7%

30,800	Alaska Air Group, Inc.	2,028,488
17,579	Allegiant Travel Co.	2,321,659
119,500	JetBlue Airways Corp.*	2,060,180

		6,410,327

	Apparel — 0.5%

12,169	Carter’s, Inc.	1,055,174
26,825	Columbia Sportswear Co.	1,522,050
39,700	Michael Kors Holdings, Ltd.*	1,857,563

		4,434,787

	Auto Manufacturers — 0.1%

93,900	Wabash National Corp.*	1,337,136

	Auto Parts & Equipment — 1.2%

7,400	Cooper-Standard Holding, Inc.*	731,120
52,828	Dorman Products, Inc.*	3,375,709
81,300	Goodyear Tire & Rubber Co. (The)	2,625,990
20,200	Lear Corp.	2,448,644
27,700	Tenneco, Inc.*	1,614,079
39,700	Tower International, Inc.	956,770

		11,752,312

	Banks — 6.7%

94,630	Ameris Bancorp	3,307,318
47,900	Banco Latinoamericano de Comercio Exterior SA	1,349,822
63,459	BankUnited, Inc.	1,916,462
33,100	Banner Corp.	1,447,794
21,400	Bryn Mawr Bank Corp.	684,586

12	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

(formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Banks — continued

89,765	Capital Bank Financial Corp. Class A	2,882,354
48,700	CenterState Banks, Inc.	863,451
45,276	Columbia Banking System, Inc.	1,481,431
39,200	Fidelity Southern Corp.	720,888
122,700	First Commonwealth Financial Corp.	1,238,043
110,400	First Horizon National Corp.	1,681,392
27,100	First Interstate BancSystem, Inc.	853,921
109,425	First Republic Bank	8,437,762
39,135	Glacier Bancorp, Inc.	1,116,130
48,700	Hanmi Financial Corp.	1,282,758
120,910	Heritage Financial Corp.	2,170,335
49,333	Home BancShares, Inc.	1,026,620
115,500	Hope Bancorp, Inc.	2,006,235
31,591	IBERIABANK Corp.	2,120,388
41,900	International Bancshares Corp.	1,247,782
196,600	Old National Bancorp	2,764,196
55,690	PacWest Bancorp	2,389,658
354,600	Regions Financial Corp.	3,499,902
13,141	Signature Bank*	1,556,551
24,888	SVB Financial Group*	2,751,120
162,200	TCF Financial Corp.	2,353,522
29,802	Texas Capital Bancshares, Inc.*	1,636,726
57,600	Trustmark Corp.	1,587,456
105,921	Umpqua Holdings Corp.	1,594,111
50,724	Webster Financial Corp.	1,928,019
131,284	Western Alliance Bancorp*	4,928,401

		64,825,134

	Biotechnology — 1.3%

38,300	AMAG Pharmaceuticals, Inc.*	938,733
197,300	ARIAD Pharmaceuticals, Inc.* ‡	2,701,037
39,105	Bio-Rad Laboratories, Inc. Class A*	6,405,790
261,890	Merrimack Pharmaceuticals, Inc.* ‡	1,663,002
10,900	United Therapeutics Corp.*	1,287,072

		12,995,634

	Building Materials — 1.7%

112,005	Boise Cascade Co.*	2,844,927
262,930	Builders FirstSource, Inc.* ‡	3,026,324
14,141	Drew Industries, Inc.	1,386,101
67,986	Headwaters, Inc.*	1,150,323
18,450	Lennox International, Inc.	2,897,204
93,130	Louisiana-Pacific Corp.*	1,753,638
99,240	Summit Materials, Inc. Class A*	1,840,902
50,500	USG Corp.*	1,305,425

		16,204,844

See accompanying Notes to the Financial Statements.	13

Mercer US Small/Mid Cap Equity Fund

(formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Chemicals — 2.7%

143,760	Axalta Coating Systems, Ltd.*	4,064,095
40,100	Cabot Corp.	2,101,641
29,900	Celanese Corp. Series A	1,990,144
58,600	Chemtura Corp.*	1,922,666
26,400	Eastman Chemical Co.	1,786,752
144,900	Huntsman Corp.	2,357,523
73,120	PolyOne Corp.	2,472,187
16,291	Quaker Chemical Corp.	1,725,706
96,860	RPM International, Inc.	5,203,319
38,080	W.R. Grace & Co.	2,810,304

		26,434,337

	Commercial Services — 8.2%

89,050	Aramark	3,386,571
34,900	Avis Budget Group, Inc.*	1,193,929
62,265	Booz Allen Hamilton Holding Corp.	1,968,197
32,157	Bright Horizons Family Solutions, Inc.*	2,150,982
34,605	Cardtronics Plc Class A*	1,543,383
44,000	Carriage Services, Inc.	1,040,600
21,955	CEB, Inc.	1,195,889
41,588	CoStar Group, Inc.*	9,005,050
30,700	Deluxe Corp.	2,051,374
18,165	Euronet Worldwide, Inc.*	1,486,442
56,780	Gartner, Inc.*	5,022,191
44,449	Grand Canyon Education, Inc.* ‡	1,795,295
51,886	Healthcare Services Group, Inc.	2,053,648
17,470	ICF International, Inc.*	774,270
92,392	IHS Markit, Ltd.*	3,469,320
45,275	KAR Auction Services, Inc.	1,954,069
37,800	ManpowerGroup, Inc.	2,731,428
47,666	MarketAxess Holdings, Inc.	7,893,013
186,664	Nord Anglia Education, Inc.* ‡	4,065,542
42,495	Paylocity Holding Corp.* ‡	1,889,328
142,793	Ritchie Bros Auctioneers, Inc.‡	5,007,750
75,400	RR Donnelley & Sons Co.	1,185,288
94,190	Sabre Corp.‡	2,654,274
88,665	Team Health Holdings, Inc.* ‡	2,886,932
75,500	Total System Services, Inc.	3,559,825
149,026	TransUnion*	5,141,397
73,600	Western Union Co. (The)	1,532,352

		78,638,339

	Computers — 2.7%

77,300	Convergys Corp.	2,351,466
79,135	Electronics For Imaging, Inc.*	3,871,284
34,811	ExlService Holdings, Inc.*	1,734,980
21,610	Fleetmatics Group Plc*	1,296,168
98,860	Fortinet, Inc.*	3,650,900

14	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

(formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Computers — continued

43,947	Lumentum Holdings, Inc.*	1,835,666
94,600	Mentor Graphics Corp.	2,501,224
67,900	NCR Corp.*	2,185,701
42,200	Seagate Technology Plc	1,626,810
93,800	Teradata Corp.*	2,907,800
135,015	VeriFone Systems, Inc.*	2,125,136

		26,087,135

	Cosmetics & Personal Care — 0.3%

76,460	Inter Parfums, Inc.	2,467,364

	Distribution & Wholesale — 0.8%

103,470	HD Supply Holdings, Inc.*	3,308,970
111,380	LKQ Corp.*	3,949,535

		7,258,505

	Diversified Financial Services — 2.0%

17,530	Affiliated Managers Group, Inc.*	2,536,591
41,775	Artisan Partners Asset Management, Inc. Class A	1,136,280
27,116	CBOE Holdings, Inc.	1,758,473
40,300	CIT Group, Inc.	1,462,890
18,000	Federal Agricultural Mortgage Corp. Class C	711,000
54,700	Legg Mason, Inc.	1,831,356
112,400	Navient Corp.	1,626,428
53,420	Raymond James Financial, Inc.	3,109,578
33,661	SEI Investments Co.	1,535,278
52,523	WageWorks, Inc.*	3,199,176

		18,907,050

	Electric — 1.3%

147,600	AES Corp.	1,896,660
33,700	Allete, Inc.	2,009,194
54,270	Great Plains Energy, Inc.	1,481,028
146,570	OGE Energy Corp.	4,634,544
59,561	Portland General Electric Co.	2,536,703

		12,558,129

	Electrical Components & Equipment — 1.7%

9,330	Acuity Brands, Inc.	2,468,718
35,172	Advanced Energy Industries, Inc.*	1,664,339
41,100	Belden, Inc.	2,835,489
105,330	EnerSys	7,287,783
49,503	Generac Holdings, Inc.*	1,796,959

		16,053,288

	Electronics — 2.9%

66,700	Avnet, Inc.	2,738,702

See accompanying Notes to the Financial Statements.	15

Mercer US Small/Mid Cap Equity Fund

(formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Electronics — continued

65,836	Coherent, Inc.* ‡	7,277,511
161,700	Flex, Ltd.*	2,202,354
12,095	Mettler-Toledo International, Inc.*	5,077,844
64,827	National Instruments Corp.	1,841,087
43,100	Sanmina Corp.*	1,227,057
29,498	Sensata Technologies Holding NV* ‡	1,143,932
72,392	Trimble Navigation, Ltd.*	2,067,516
117,800	Vishay Intertechnology, Inc.	1,659,802
40,920	Woodward, Inc.	2,556,682

		27,792,487

	Energy-Alternate Sources — 0.1%

142,300	Renewable Energy Group, Inc.*	1,205,281

	Engineering & Construction — 0.6%

37,900	Chicago Bridge & Iron Co. NV	1,062,337
49,999	Exponent, Inc.	2,552,949
60,240	MasTec, Inc.*	1,791,538

		5,406,824

	Entertainment — 1.0%

116,520	Lions Gate Entertainment Corp.‡	2,329,235
24,497	Six Flags Entertainment Corp.‡	1,313,284
39,353	Vail Resorts, Inc.	6,173,699

		9,816,218

	Environmental Control — 0.1%

22,700	Tetra Tech, Inc.	805,169

	Food — 2.0%

24,900	Hain Celestial Group (The), Inc.*	885,942
22,700	Ingles Markets, Inc. Class A	897,558
81,520	John B Sanfilippo & Son, Inc.	4,184,421
64,700	Pilgrim’s Pride Corp.	1,366,464
38,470	Pinnacle Foods, Inc.	1,930,040
20,600	Sanderson Farms, Inc.	1,984,398
29,600	SpartanNash Co.	856,032
71,409	TreeHouse Foods, Inc.*	6,226,151
40,200	Whole Foods Market, Inc.	1,139,670

		19,470,676

	Forest Products & Paper — 0.6%

27,100	Clearwater Paper Corp.*	1,752,557
16,749	Deltic Timber Corp.	1,134,410
74,113	PH Glatfelter Co.	1,606,770
35,400	Schweitzer-Mauduit International, Inc.	1,365,024

		5,858,761

16	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

(formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Gas — 0.8%

39,275	Atmos Energy Corp.	2,924,809
127,600	Centerpoint Energy, Inc.	2,964,148
94,410	NiSource, Inc.	2,276,225

		8,165,182

	Hand & Machine Tools — 0.2%

29,080	Lincoln Electric Holdings, Inc.	1,820,990

	Health Care - Products — 3.8%

81,252	Align Technology, Inc.*	7,617,375
78,260	Bruker Corp.	1,772,589
27,513	Cantel Medical Corp. Class B	2,145,464
17,440	ICU Medical, Inc.*	2,204,067
21,159	IDEXX Laboratories, Inc.*	2,385,254
120,775	STERIS Plc	8,828,652
73,461	VWR Corp.*	2,083,354
57,573	West Pharmaceutical Services, Inc.	4,289,189
205,848	Wright Medical Group NV* ‡	5,049,451

		36,375,395

	Health Care - Services — 2.3%

68,262	Acadia Healthcare Co., Inc.* ‡	3,382,382
31,700	Air Methods Corp.*	998,233
56,600	Ensign Group (The), Inc.	1,139,358
26,041	ICON Plc*	2,014,792
98,400	Kindred Healthcare, Inc.	1,005,648
53,061	MEDNAX, Inc.*	3,515,291
44,140	Quest Diagnostics, Inc.	3,735,568
102,600	Select Medical Holdings Corp.*	1,385,100
39,006	Surgical Care Affiliates, Inc.* ‡	1,901,933
24,217	WellCare Health Plans, Inc.*	2,835,569

		21,913,874

	Home Builders — 1.6%

41,475	CalAtlantic Group, Inc.	1,386,924
15,241	Cavco Industries, Inc.*	1,509,621
248,815	Taylor Morrison Home Corp. Class A*	4,379,144
29,700	Thor Industries, Inc.	2,515,590
409,170	TRI Pointe Group, Inc.*	5,392,861

		15,184,140

	Home Furnishings — 1.1%

34,300	Ethan Allen Interiors, Inc.	1,072,561
38,974	Harman International Industries, Inc.	3,291,354
132,293	La-Z-Boy, Inc.	3,249,116
39,875	Universal Electronics, Inc.*	2,969,093

		10,582,124

See accompanying Notes to the Financial Statements.	17

Mercer US Small/Mid Cap Equity Fund

(formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Household Products & Wares — 0.1%

18,485	Avery Dennison Corp.	1,437,948

	Housewares — 0.7%

104,273	Toro Co. (The)	4,884,147
24,478	Tupperware Brands Corp.	1,600,127

		6,484,274

	Insurance — 4.3%

54,200	Aspen Insurance Holdings, Ltd.	2,525,178
70,620	Assurant, Inc.	6,514,695
64,200	Assured Guaranty, Ltd.	1,781,550
65,245	Axis Capital Holdings, Ltd.	3,544,761
134,700	CNO Financial Group, Inc.	2,056,869
38,600	Endurance Specialty Holdings, Ltd.	2,526,370
15,800	Everest Re Group, Ltd.	3,001,526
30,700	Hanover Insurance Group (The), Inc.	2,315,394
19,800	Heritage Insurance Holdings, Inc.	285,318
55,500	Lincoln National Corp.	2,607,390
170,000	MGIC Investment Corp.*	1,360,000
58,531	ProAssurance Corp.	3,071,707
42,181	Reinsurance Group of America, Inc.	4,553,017
97,100	Universal Insurance Holdings, Inc.	2,446,920
90,300	Unum Group	3,188,493

		41,779,188

	Internet — 1.0%

55,432	Cogent Communications Holdings, Inc.‡	2,040,452
9,590	Criteo SA, Sponsored ADR* ‡	336,705
61,928	HealthStream, Inc.* ‡	1,709,213
98,900	Rubicon Project (The), Inc.*	818,892
31,660	Shopify, Inc. Class A*	1,358,847
60,895	Splunk, Inc.* ‡	3,573,318

		9,837,427

	Investment Companies — 0.2%

57,300	Ares Capital Corp.	888,150
59,200	New Mountain Finance Corp.	814,592

		1,702,742

	Leisure Time — 0.8%

61,758	Brunswick Corp.	3,012,555
85,315	Harley-Davidson, Inc.	4,486,716

		7,499,271

	Lodging — 0.2%

35,300	Wyndham Worldwide Corp.	2,376,749

18	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

(formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Machinery - Construction & Mining — 0.2%

37,200	Oshkosh Corp.	2,083,200

	Machinery - Diversified — 2.9%

54,102	Albany International Corp. Class A	2,292,843
53,600	Briggs & Stratton Corp.	999,640
56,757	Cognex Corp.	3,000,175
49,850	Flowserve Corp.	2,404,764
81,222	Middleby Corp. (The)*	10,040,664
23,058	Nordson Corp.	2,297,268
41,882	Wabtec Corp.	3,419,665
48,333	Zebra Technologies Corp. Class A*	3,364,460

		27,819,479

	Media — 0.5%

56,200	Nexstar Broadcasting Group, Inc. Class A‡	3,243,302
67,300	TEGNA, Inc.	1,471,178

		4,714,480

	Metal Fabricate & Hardware — 0.5%

45,900	Global Brass & Copper Holdings, Inc.	1,326,051
31,186	RBC Bearings, Inc.*	2,385,105
37,937	Sun Hydraulics Corp.‡	1,224,227

		4,935,383

	Mining — 0.6%

25,052	Compass Minerals International, Inc.	1,846,332
119,900	Materion Corp.	3,682,129

		5,528,461

	Miscellaneous - Manufacturing — 1.7%

33,260	AO Smith Corp.	3,285,756
31,486	AptarGroup, Inc.	2,437,331
23,700	Crane Co.	1,493,337
39,784	Hexcel Corp.	1,762,431
40,100	ITT, Inc.	1,437,184
35,279	Proto Labs, Inc.*	2,113,565
45,400	Smith & Wesson Holding Corp.*	1,207,186
68,000	Textron, Inc.	2,703,000

		16,439,790

	Office & Business Equipment — 0.3%

93,800	Pitney Bowes, Inc.	1,703,408
104,800	Xerox Corp.	1,061,624

		2,765,032

	Office Furnishings — 0.2%

106,060	Knoll, Inc.	2,423,471

See accompanying Notes to the Financial Statements.	19

Mercer US Small/Mid Cap Equity Fund

(formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Oil & Gas — 2.0%

185,825	Callon Petroleum Co.*	2,917,452
94,300	Diamond Offshore Drilling, Inc.	1,660,623
18,223	Diamondback Energy, Inc.*	1,759,248
79,900	HollyFrontier Corp.	1,957,550
31,599	Murphy USA, Inc.*	2,254,905
49,005	Parsley Energy, Inc. Class A*	1,642,158
31,800	PBF Energy, Inc. Class A	719,952
98,487	QEP Resources, Inc.	1,923,451
50,820	Tesoro Corp.	4,043,239

		18,878,578

	Oil & Gas Services — 0.5%

40,813	Dril-Quip, Inc.*	2,274,917
75,100	Matrix Service Co.*	1,408,876
67,895	Superior Energy Services, Inc.	1,215,320

		4,899,113

	Packaging & Containers — 0.4%

74,600	Owens-Illinois, Inc.*	1,371,894
32,200	Packaging Corp. of America	2,616,572

		3,988,466

	Pharmaceuticals — 3.7%

23,600	Akorn, Inc.*	643,336
101,738	Alkermes Plc*	4,784,738
83,693	Catalent, Inc.*	2,162,627
61,861	DexCom, Inc.* ‡	5,422,735
126,088	Ironwood Pharmaceuticals, Inc.* ‡	2,002,277
41,382	Jazz Pharmaceuticals Plc*	5,027,085
23,400	Mallinckrodt Plc*	1,632,852
167,054	Nektar Therapeutics* ‡	2,869,988
78,709	Neurocrine Biosciences, Inc.* ‡	3,985,824
39,900	Omega Protein Corp.*	932,463
55,835	Pacira Pharmaceuticals, Inc.*	1,910,674
50,099	Premier, Inc. Class A*	1,620,202
90,700	Sucampo Pharmaceuticals, Inc. Class A*	1,116,517
28,952	VCA, Inc.*	2,026,061

		36,137,379

	Real Estate — 0.6%

33,212	FirstService Corp.	1,550,336
335,228	Forestar Group, Inc.*	3,925,520

		5,475,856

	REITS — 6.7%

93,567	American Campus Communities, Inc. REIT	4,759,753
227,300	Annaly Capital Management, Inc. REIT	2,386,650

20	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

(formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	REITS — continued

20,320	Apartment Investment & Management Co. REIT Class A	932,891
258,381	Brandywine Realty Trust REIT	4,035,911
99,300	Chimera Investment Corp. REIT	1,583,835
11,900	City Office, Inc. REIT	151,487
48,000	Corporate Office Properties Trust REIT	1,360,800
57,000	Corrections Corp. of America REIT	790,590
96,909	Easterly Government Properties, Inc. REIT	1,849,024
84,600	Franklin Street Properties Corp. REIT	1,065,960
58,700	Government Properties Income Trust REIT	1,327,794
100,100	Hospitality Properties Trust REIT	2,974,972
113,700	Independence Realty Trust, Inc. REIT	1,023,300
227,800	Lexington Realty Trust REIT	2,346,340
71,800	Mack-Cali Realty Corp. REIT	1,954,396
181,200	Medical Properties Trust, Inc. REIT	2,676,324
32,001	Mid-America Apartment Communities, Inc. REIT	3,007,774
121,344	Physicians Realty Trust REIT	2,613,750
95,600	Piedmont Office Realty Trust, Inc. REIT Class A	2,081,212
251,255	Ramco-Gershenson Properties Trust REIT	4,708,519
100,700	RLJ Lodging Trust REIT	2,117,721
41,700	Sabra Healthcare, Inc. REIT	1,050,006
95,800	Select Income REIT	2,577,020
158,100	Senior Housing Properties Trust REIT	3,590,451
70,120	STAG Industrial, Inc. REIT‡	1,718,641
255,000	Starwood Property Trust, Inc. REIT	5,742,600
99,800	Summit Hotel Properties, Inc. REIT	1,313,368
34,769	Sun Communities, Inc. REIT	2,728,671

		64,469,760

	Retail — 4.9%

78,700	American Eagle Outfitters, Inc.	1,405,582
41,103	BJ’s Restaurants, Inc.*	1,461,212
72,100	Bloomin’ Brands, Inc.	1,243,004
36,599	Burlington Stores, Inc.*	2,965,251
13,775	Casey’s General Stores, Inc.	1,655,066
29,700	Dick’s Sporting Goods, Inc.	1,684,584
16,800	Dillard’s, Inc. Class A	1,058,568
22,289	Dunkin’ Brands Group, Inc.‡	1,160,811
62,765	Five Below, Inc.*	2,528,802
30,300	Foot Locker, Inc.	2,051,916
283,954	Fred’s, Inc. Class A	2,572,623
83,465	GameStop Corp. Class A	2,302,799
216,780	Haverty Furniture Cos., Inc.¤	4,344,271
37,230	Jack in the Box, Inc.	3,571,846
27,730	Lululemon Athletica, Inc.* ‡	1,690,975
91,199	Michaels Cos. (The), Inc.*	2,204,280
5,582	Panera Bread Co. Class A* ‡	1,086,927
51,829	Penske Automotive Group, Inc.	2,497,121
31,527	PriceSmart, Inc.	2,640,702

See accompanying Notes to the Financial Statements.	21

Mercer US Small/Mid Cap Equity Fund

(formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Retail — continued

13,800	Red Robin Gourmet Burgers, Inc.*	620,172
60,400	Sonic Automotive, Inc. Class A	1,135,520
23,792	Texas Roadhouse, Inc. Class A	928,602
80,853	Urban Outfitters, Inc.*	2,791,046
23,900	Williams-Sonoma, Inc.	1,220,812

		46,822,492

	Savings & Loans — 0.3%

71,400	Banc of California, Inc.	1,246,644
33,800	Berkshire Hills Bancorp, Inc.	936,598
45,600	United Financial Bancorp, Inc.	631,104

		2,814,346

	Semiconductors — 3.3%

60,700	Kulicke & Soffa Industries, Inc.*	784,851
947,620	Lattice Semiconductor Corp.*	6,150,054
42,505	MACOM Technology Solutions Holdings, Inc.* ‡	1,799,662
38,293	Microchip Technology, Inc.	2,379,527
104,715	Microsemi Corp.*	4,395,935
440,660	ON Semiconductor Corp.*	5,428,931
39,313	Power Integrations, Inc.	2,477,898
33,531	Silicon Laboratories, Inc.*	1,971,623
313,605	Teradyne, Inc.	6,767,596

		32,156,077

	Shipbuilding — 0.2%

11,600	Huntington Ingalls Industries, Inc.	1,779,672

	Software — 4.6%

22,074	ANSYS, Inc.*	2,044,273
13,694	athenahealth, Inc.* ‡	1,727,087
28,061	Black Knight Financial Services, Inc. Class A*	1,147,695
70,839	Blackbaud, Inc.‡	4,699,459
23,569	Broadridge Financial Solutions, Inc.	1,597,743
98,686	Callidus Software, Inc.* ‡	1,810,888
39,120	CyberArk Software, Ltd.*	1,939,178
39,314	Guidewire Software, Inc.* ‡	2,358,054
25,717	HubSpot, Inc.*	1,481,814
16,441	j2 Global, Inc.‡	1,095,135
793,165	Mitel Networks Corp.*	5,837,694
57,315	MSCI, Inc. Class A	4,811,021
25,867	SPS Commerce, Inc.*	1,898,896
70,457	SS&C Technologies Holdings, Inc.	2,265,193
24,565	Tyler Technologies, Inc.*	4,206,265
25,473	Ultimate Software Group (The), Inc.*	5,206,427

		44,126,822

22	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

(formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Telecommunications — 1.0%

50,115	ARRIS International Plc*	1,419,758
52,908	GTT Communications, Inc.* ‡	1,244,925
45,600	Inteliquent, Inc.	735,984
80,100	Juniper Networks, Inc.	1,927,206
37,600	Plantronics, Inc.	1,953,696
79,250	Zayo Group Holdings, Inc.*	2,354,518

		9,636,087

	Transportation — 1.3%

31,300	Atlas Air Worldwide Holdings, Inc.*	1,340,266
85,292	Heartland Express, Inc.	1,610,313
18,060	J.B. Hunt Transport Services, Inc.	1,465,388
60,779	Marten Transport, Ltd.	1,276,359
65,800	Navigator Holdings, Ltd.*	473,102
39,340	Old Dominion Freight Line, Inc.*	2,699,117
29,900	Ryder System, Inc.	1,971,905
49,000	Ship Finance International, Ltd.	721,770
39,038	XPO Logistics, Inc.* ‡	1,431,524

		12,989,744

	TOTAL COMMON STOCKS (COST $842,102,924)	916,807,425

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 7.2%

	Bank Deposit — 4.4%

42,222,150	State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/03/16	42,222,150

	Securities Lending Collateral — 2.7%

25,695,826	State Street Institutional U.S. Government Money Market Fund, Premier Class***	25,695,826

	U.S. Government and Agency Obligations — 0.1%

600,000	United States Treasury Bill, 0.33%, due 10/13/16** ‡‡	599,930

	TOTAL SHORT-TERM INVESTMENTS (COST $68,517,906)	68,517,906

	TOTAL INVESTMENTS — 102.4% (Cost $910,620,830)	985,325,331

	Other Assets and Liabilities (net) — (2.4)%	(22,696,996)

	NET ASSETS — 100.0%	$962,628,335

See accompanying Notes to the Financial Statements.	23

Mercer US Small/Mid Cap Equity Fund

(formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Notes to Schedule of Investments:

ADR — American Depository Receipt

REIT — Real Estate Investment Trust

*	Non-income producing security

**	All or a portion of this security is held for open futures collateral.

***	Represents an investment of securities lending cash collateral.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

¤	Illiquid security. The total market value of the securities at period end is $4,344,271 which represents 0.5% of net assets. The aggregate tax cost of these securities held at September 30, 2016 was $4,613,202.

24	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

(formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
116	Russell 2000 Mini Index	December 2016	$14,480,280	$421,511
96	S&P Mid 400 E-mini Index	December 2016	14,876,160	253,611

				$675,122

See accompanying Notes to the Financial Statements.	25

Mercer US Small/Mid Cap Equity Fund

(formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	95.2
Futures Contracts	0.1
Short-Term Investments	7.2
Other Assets and Liabilities (net)	(2.5)

100.0%

26	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 92.7%

	Australia — 4.2%

172,812	ALS Ltd.	788,177
95,770	Altium, Ltd.	674,983
105,678	Aristocrat Leisure, Ltd.	1,278,557
1,444,167	Asaleo Care, Ltd.	1,757,187
259,978	Australia & New Zealand Banking Group, Ltd.	5,496,940
294,184	Australian Pharmaceutical Industries, Ltd.	434,490
294,129	BGP Holdings Plc* **** ¤	—
241,566	BlueScope Steel, Ltd.	1,432,653
1,605,626	Brambles, Ltd.	14,719,895
168,327	carsales.com, Ltd.	1,539,307
428,410	Charter Hall Retail REIT	1,386,767
3,845	Cochlear, Ltd.	414,847
61,196	Computershare, Ltd.	483,288
1,875,513	Cromwell Property Group REIT	1,349,123
56,517	Crown Resorts, Ltd.	567,003
1,079,350	CSR, Ltd.	2,990,022
249,269	Downer EDI, Ltd.	1,028,160
1,686,624	Evolution Mining, Ltd.	3,239,631
361,910	Fortescue Metals Group, Ltd.	1,370,911
250,623	G8 Education, Ltd.‡	583,040
987,052	Genworth Mortgage Insurance Australia, Ltd.	2,031,869
358,506	Harvey Norman Holdings, Ltd.	1,426,603
408,674	Incitec Pivot, Ltd.	881,921
619,445	Investa Office Fund REIT	2,166,319
91,406	IRESS, Ltd.	825,392
111,899	Link Administration Holdings, Ltd.	707,310
71,334	Macquarie Atlas Roads Group	272,396
45,800	Macquarie Group, Ltd.	2,871,871
64,613	Magellan Financial Group, Ltd.‡	1,071,970
304,611	Mayne Pharma Group, Ltd.*	466,207
130,170	McMillan Shakespeare, Ltd.‡	1,177,421
1,432,675	Metcash, Ltd.*	2,291,382
47,433	Mineral Resources, Ltd.	401,820
1,313,046	Myer Holdings, Ltd.‡	1,170,602
245,453	MYOB Group, Ltd.‡	700,617
138,706	Navitas, Ltd.	553,014
274,743	NEXTDC, Ltd.*	887,243
173,622	Northern Star Resources, Ltd.	619,148
137,589	Nufarm, Ltd.	986,567
198,062	Orica, Ltd.	2,303,818
536,339	Orora, Ltd.	1,292,866
237,603	OZ Minerals, Ltd.	1,105,501
101,857	Pact Group Holdings, Ltd.	491,840
84,729	Premier Investments, Ltd.	1,005,651
614,352	Primary Health Care, Ltd.	1,861,727
862,388	Qantas Airways, Ltd.	2,059,021
18,216	REA Group, Ltd.	786,902

See accompanying Notes to the Financial Statements.	27

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Australia — continued

469,710	Retail Food Group, Ltd.	2,505,337
653,114	Scentre Group REIT	2,349,040
144,930	Seven Group Holdings, Ltd.‡	951,588
696,497	Seven West Media, Ltd.	389,086
514,665	Shopping Centres Australasia Property Group REIT	886,157
1,477,346	Sigma Pharmaceuticals, Ltd.	1,599,713
81,553	Sims Metal Management, Ltd.‡	580,399
394,498	Star Entertainment Grp, Ltd. (The)	1,817,376
174,223	Super Retail Group, Ltd.	1,357,240
269,252	Tatts Group, Ltd.	752,065
189,873	Treasury Wine Estates, Ltd.	1,604,116
46,184	Virtus Health, Ltd.	272,136
115,518	Vocus Communications, Ltd.	550,733

	Total Australia	89,566,965

	Austria — 0.8%

42,685	ams AG	1,387,020
11,063	ANDRITZ AG	602,422
55,129	BUWOG AG*	1,492,471
297,870	Erste Group Bank AG*	8,825,587
5,986	Lenzing AG	699,615
69,200	OMV AG	1,992,390
50,100	Voestalpine AG	1,734,113
59,379	Wienerberger AG	1,008,626

	Total Austria	17,742,244

	Belgium — 0.6%

55,042	Ageas	2,008,162
38,944	Anheuser-Busch InBev NV	5,103,030
21,985	Anheuser-Busch InBev NV, Sponsored ADR	2,889,049
22,782	bpost SA	616,634
29,601	Orange Belgium SA*	724,192
16,888	Umicore SA	1,059,583

	Total Belgium	12,400,650

	Bermuda — 0.2%

2,168,933	Esprit Holdings, Ltd.*	1,758,984
165,102	Hiscox, Ltd.	2,234,751

	Total Bermuda	3,993,735

	Brazil — 0.3%

807,100	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	4,176,047
674,100	JBS SA	2,452,518

	Total Brazil	6,628,565

	Canada — 1.4%

21,200	Aecon Group, Inc.‡	292,291
118,003	Alamos Gold, Inc. Class A	967,625

28	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

55,434	Barrick Gold Corp. (New York Exchange)	982,290
75,300	Barrick Gold Corp. (Toronto Exchange)‡	1,330,964
138,000	Baytex Energy Corp.	584,866
153,200	Bonavista Energy Corp.‡	491,919
33,400	Canam Group, Inc.	255,408
19,870	Fairfax Financial Holdings, Ltd.	11,622,192
149,287	First Majestic Silver Corp.*	1,537,656
230,918	First Quantum Minerals, Ltd.	1,908,137
87,800	HudBay Minerals, Inc.	346,724
18,200	Intertape Polymer Group, Inc.	313,523
42,000	Killam Apartment Real Estate Investment Trust REIT	386,365
164,700	Kinross Gold Corp.*	693,387
137,900	Lundin Mining Corp.*	544,570
36,500	Milestone Apartments Real Estate Investment Trust REIT	536,009
240,968	New Gold, Inc.*	1,048,211
18,000	Norbord, Inc.¤	463,320
19,600	Russel Metals, Inc.	312,437
106,000	SEMAFO, Inc.*	440,373
172,046	Teck Resources, Ltd. Class B	3,101,989
13,200	Winpak, Ltd.‡	440,218
227,300	Yamana Gold, Inc.	979,663

	Total Canada	29,580,137

	Cayman Islands — 2.0%

105,450	Alibaba Group Holding, Ltd., Sponsored ADR*	11,155,556
1,969,000	China Hongqiao Group, Ltd.	1,772,010
3,714,000	Jiangnan Group, Ltd.	632,093
2,741,000	Lee & Man Paper Manufacturing, Ltd.	2,487,979
638,350	Tencent Holdings, Ltd.	17,530,870
3,834,000	Truly International Holdings, Ltd.	1,557,140
2,170,000	United Laboratories International Holdings, Ltd. (The)*	1,259,033
3,810,000	Universal Health International Group Holding, Ltd.*	181,757
4,537,000	WH Group, Ltd.	3,650,214
268,000	Xinyi Automobile Glass Hong Kong Enterprises, Ltd.*	56,323
2,144,000	Xinyi Glass Holdings, Ltd.*	1,937,795

	Total Cayman Islands	42,220,770

	China — 0.1%

905,000	China Railway Construction Corp., Ltd. Class H	1,026,824
628,600	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	1,693,892

	Total China	2,720,716

	Denmark — 1.4%

144,100	Danske Bank AS	4,206,029
209,820	DSV AS	10,449,913
29,338	Jyske Bank AS	1,368,172
110,657	Pandora AS	13,377,140

See accompanying Notes to the Financial Statements.	29

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Denmark — continued

38,901	Sydbank AS	1,182,421

	Total Denmark	30,583,675

	Faroe Islands — 0.0%

17,152	Bakkafrost P/F	716,142

	Finland — 1.2%

27,390	Cargotec OYJ Class B	1,257,399
24,290	Huhtamaki OYJ	1,131,738
103,787	Kemira OYJ	1,405,462
36,230	Kesko OYJ Class B	1,669,326
33,622	Kone OYJ Class B	1,706,722
26,917	Konecranes OYJ	954,064
102,880	Neste OYJ	4,386,492
177,513	Outokumpu OYJ*	1,219,876
146,572	Sponda OYJ	754,407
215,737	Stora Enso OYJ Class R	1,916,530
213,477	UPM-Kymmene OYJ	4,510,223
104,725	Valmet OYJ	1,575,868
19,761	Wartsila OYJ Abp	889,851
164,298	YIT OYJ	1,323,855

	Total Finland	24,701,813

	France — 7.7%

8,959	Alten SA	626,640
18,500	Atos SE	1,994,206
298,700	AXA SA	6,357,762
178,427	BNP Paribas SA	9,177,630
134,294	Carrefour SA	3,480,961
129,388	CNP Assurances	2,174,550
359,414	Credit Agricole SA	3,545,517
259,913	Danone SA	19,292,561
48,172	Dassault Systemes SA	4,180,900
76,000	Electricite de France SA	924,977
112,600	Engie SA	1,744,985
74,620	Essilor International SA	9,626,894
14,701	Euler Hermes Group	1,250,308
37,759	Faurecia	1,480,931
42,863	IPSOS	1,400,286
44,510	Kering	8,981,152
12,803	L’Oreal SA	2,418,625
96,223	Legrand SA	5,674,947
56,503	Metropole Television SA	1,019,779
223,200	Natixis SA	1,040,703
81,345	Neopost SA	2,196,715
35,220	Nexans SA*	2,020,571
177,900	Orange SA	2,784,942
89,370	Pernod Ricard SA	10,580,723

30	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	France — continued

44,248	Renault SA	3,636,953
93,300	Sanofi	7,092,091
140,117	Schneider Electric SE	9,772,184
178,651	Societe Generale SA	6,179,639
17,000	Thales SA	1,566,386
362,915	Total SA‡	17,198,777
52,364	UBISOFT Entertainment SA*	1,977,248
76,700	Valeo SA	4,476,130
366,200	Vivendi SA	7,387,064

	Total France	163,263,737

	Germany — 9.5%

28,177	Aareal Bank AG	930,644
74,140	Adidas AG	12,872,714
29,080	Allianz SE	4,317,042
42,927	Aurubis AG	2,406,038
40,255	BASF SE	3,443,108
96,177	Bayer AG	9,665,927
22,808	Bayerische Motoren Werke AG	1,917,502
8,157	Bechtle AG	944,184
13,419	Beiersdorf AG	1,265,989
34,310	Bilfinger SE*	1,132,436
71,597	Brenntag AG	3,910,793
16,951	CANCOM SE	885,327
9,108	Cewe Stiftung & Co. KGAA	818,846
37,605	Daimler AG	2,650,156
70,100	Deutsche Bank AG*	911,466
129,200	Deutsche Lufthansa AG	1,438,156
95,396	Deutsche Post AG	2,982,472
229,402	Deutsche Wohnen AG	8,341,183
116,064	Deutz AG	585,773
66,623	DIC Asset AG	672,341
438,803	E.ON SE	3,113,603
22,759	ElringKlinger AG	403,854
118,809	Evonik Industries AG	4,018,211
107,350	Fresenius Medical Care AG & Co. KGaA	9,380,962
134,898	GEA Group AG	7,490,476
95,750	HeidelbergCement AG	9,048,408
516,128	Infineon Technologies AG	9,210,792
138,617	Jenoptik AG	2,534,505
79,600	K+S AG‡	1,510,439
156,345	Kloeckner & Co. SE*	1,905,472
13,832	Koenig & Bauer AG*	649,756
36,178	LEG Immobilien AG*	3,463,556
22,512	Leoni AG	820,193
192,925	METRO AG	5,743,274
12,464	Muenchener Rueckversicherungs-Gesellschaft in Muenchen AG	2,325,169
1,129	Rational AG	565,872

See accompanying Notes to the Financial Statements.	31

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Germany — continued

27,895	Rheinmetall AG	1,942,347
74,158	RWE AG*	1,278,000
58,319	Salzgitter AG	1,911,442
66,099	SAP SE	6,010,904
40,706	SAP SE, Sponsored ADR	3,720,935
90,125	Siemens AG	10,553,635
7,700	Siemens AG, Sponsored ADR	903,364
14,302	Sixt SE‡	806,040
27,995	SMA Solar Technology AG‡	893,172
45,917	Software AG	1,946,152
30,600	STADA Arzneimittel AG	1,700,844
189,843	Symrise AG	13,916,532
128,596	TAG Immobilien AG	1,870,762
52,401	Talanx AG*	1,598,521
51,979	Thyssenkrupp AG	1,239,545
10,641	TLG Immobilien AG	240,303
218,888	Uniper SE*	2,682,481
226,898	Vonovia SE	8,594,370
10,505	Wacker Chemie AG‡	885,414
20,694	Wirecard AG‡	1,075,586
339,800	Zalando SE*	14,186,369

	Total Germany	202,233,357

	Gibraltar — 0.0%

119,955	888 Holdings Plc	345,145

	Hong Kong — 1.2%

2,610,800	AIA Group, Ltd.	17,352,709
2,891,000	Champion REIT	1,751,907
147,000	Hopewell Holdings, Ltd.	536,375
329,500	Link REIT	2,421,560
3,458,000	PCCW, Ltd.	2,122,252
342,000	Wheelock & Co., Ltd.	2,017,354

	Total Hong Kong	26,202,157

	Hungary — 0.2%

28,700	MOL Hungarian Oil & Gas Plc	1,770,936
69,367	Richter Gedeon Nyrt	1,404,906

	Total Hungary	3,175,842

	India — 0.7%

184,040	HDFC Bank, Ltd.	3,524,346
423,100	KPIT Technologies, Ltd.	789,897
232,460	Tata Motors, Ltd., Sponsored ADR	9,293,751

	Total India	13,607,994

32	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Indonesia — 0.4%

8,897,800	Bank Mandiri Persero Tbk PT	7,635,841
3,540,700	Bank Negara Indonesia Persero Tbk PT	1,505,700

	Total Indonesia	9,141,541

	Ireland — 0.8%

5,382,166	Bank of Ireland*	1,125,017
313,147	C&C Group Plc	1,298,565
87,688	CRH Plc, Sponsored ADR	2,917,380
124,485	Greencore Group Plc	542,524
76,946	James Hardie Industries Plc, ADR	1,196,501
27,334	Kerry Group Plc Class A	2,278,043
24,520	Kingspan Group Plc	660,783
85,070	Ryanair Holdings Plc, Sponsored ADR	6,382,802
53,015	Smurfit Kappa Group Plc	1,183,126

	Total Ireland	17,584,741

	Isle Of Man — 0.1%

89,843	GVC Holdings Plc	865,959
127,324	Playtech Plc	1,505,084

	Total Isle of Man	2,371,043

	Israel — 0.3%

10,831	Elbit Systems, Ltd.	1,033,421
30,409	First International Bank Of Israel, Ltd.	388,207
1,900	Orbotech, Ltd.*	56,259
76,500	Teva Pharmaceutical Industries, Ltd.	3,667,906

	Total Israel	5,145,793

	Italy — 0.9%

880,038	A2A Spa	1,243,156
76,935	Amplifon Spa‡	790,240
183,100	Astaldi Spa‡	690,968
12,685	Danieli & C. Officine Meccaniche Spa	169,639
95,081	Davide Campari-Milano Spa	1,071,726
11,711	DiaSorin Spa	752,799
2,016,876	Enel Spa	8,993,731
127,100	Mediobanca Spa	827,015
63,993	Recordati Spa	2,057,498
238,876	Snam Spa	1,325,064
415,739	Unipol Gruppo Finanziario Spa	1,061,496

	Total Italy	18,983,332

	Japan — 17.7%

92,800	Ajinomoto Co., Inc.	2,055,044
485,600	Astellas Pharma, Inc.	7,545,466
109,700	Brother Industries, Ltd.‡	1,907,685
249,900	Calbee, Inc.‡	9,414,590

See accompanying Notes to the Financial Statements.	33

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

149,000	Calsonic Kansei Corp.	1,369,861
22,700	Cawachi, Ltd.	547,409
305,000	Central Glass Co., Ltd.	1,192,712
23,800	Central Japan Railway Co.	4,044,813
47,500	Century Tokyo Leasing Corp.‡	1,709,747
235,294	Chiba Bank, Ltd. (The)‡	1,324,422
350,200	Citizen Holdings Co., Ltd.‡	1,819,041
118,800	COMSYS Holdings Corp.	2,096,436
187,400	Daiichi Sanyko Co., Ltd.‡	4,469,175
311,246	Daiwa Securities Group, Inc.	1,734,728
72,100	DIC Corp.	2,214,299
20,900	Enplas Corp.	631,551
163,900	Fuji Oil Holdings, Inc.	3,342,255
36,000	FUJIFILM Holdings Corp.	1,321,760
352,000	Fujikura, Ltd.	1,901,387
114,100	Fujitec Co., Ltd.‡	1,347,589
668,000	Fujitsu, Ltd.	3,562,139
38,097	Glory, Ltd.‡	1,247,139
231,294	Hachijuni Bank, Ltd. (The)	1,194,556
431,000	Hanwa Co., Ltd.	2,596,257
28,400	Heiwado Co., Ltd.	550,808
39,000	Hirose Electric Co., Ltd.‡	5,083,691
75,800	Hitachi High-Technologies Corp.	2,997,354
1,009,000	Hitachi, Ltd.	4,669,110
36,700	IBJ Leasing Co., Ltd.	734,616
228,200	Inpex Corp.	2,048,876
177,100	Isuzu Motors, Ltd.‡	2,062,800
116,700	Ito En, Ltd.‡	4,125,670
210,000	Itochu Corp.	2,617,094
70,600	Japan Airlines Co., Ltd.	2,062,958
272,300	Japan Tobacco, Inc.	11,075,927
397,600	JFE Holdings, Inc.‡	5,736,371
332,714	Joyo Bank, Ltd. (The)* ****	1,383,885
146,000	Kaneka Corp.	1,146,201
663,000	Kanematsu Corp.	1,021,360
265,108	Kao Corp.	14,898,826
734,600	KDDI Corp.	22,596,939
164,300	Keihin Corp.	2,581,359
89,100	Kobayashi Pharmaceutical Co., Ltd.‡	4,628,114
101,100	Komatsu, Ltd.	2,314,722
104,400	Komori Corp.	1,307,255
405,400	Konica Minolta, Inc.	3,402,854
9,986	Kose Corp.	1,013,737
342,000	KYB Corp.	1,516,398
71,000	Kyudenko Corp.‡	2,594,184
106,800	LINE Corp.*	5,125,641
335,200	Marubeni Corp.‡	1,706,370
38,400	Matsumotokiyoshi Holdings Co., Ltd.	1,971,856

34	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

68,800	Micronics Japan Co., Ltd.	915,159
80,000	MISUMI Group, Inc.‡	1,488,372
185,000	Mitsubishi Gas Chemical Co., Inc.	2,632,548
16,900	Mitsubishi Shokuhin Co., Ltd.	546,561
471,000	Mitsui Mining & Smelting Co., Ltd.	976,744
1,773,900	Mizuho Financial Group, Inc.	2,953,434
27,200	Murata Manufacturing Co., Ltd.	3,499,886
539,000	NEC Corp.	1,378,571
76,000	Nichicon Corp.‡	599,654
166,900	Nihon Kohden Corp.‡	4,021,488
333,000	Nippon Electric Glass Co., Ltd.	1,709,969
27,000	Nippon Flour Mills Co., Ltd.	412,739
248,000	Nippon Soda Co., Ltd.‡	1,053,079
54,705	Nippon Telegraph & Telephone Corp., ADR	2,506,036
302,000	Nippon Telegraph & Telephone Corp.	13,760,213
54,500	Nisshin Seifun Group, Inc.	825,586
241,700	Nisshinbo Holdings, Inc.	2,377,260
224,000	Nomura Research Institute, Ltd.	7,675,702
346,341	North Pacific Bank, Ltd.‡	1,217,572
539,400	NTT DoCoMo, Inc.	13,646,796
69,900	Obic Co., Ltd.	3,692,934
90,100	Omron Corp.	3,207,530
603,800	Orix Corp.	8,809,702
68,200	Otsuka Holdings Co., Ltd.	3,090,602
370,000	Prima Meat Packers, Ltd.‡	1,329,976
431,500	Resona Holdings, Inc.	1,799,461
58,500	Rohm Co., Ltd.	3,050,215
52,000	Rohto Pharmaceutical Co., Ltd.‡	890,930
58,800	Ryohin Keikaku Co., Ltd.	11,804,710
218,000	Sankyu, Inc.	1,242,147
307,500	Santen Pharmaceutical Co., Ltd.	4,503,259
25,300	Sawai Pharmaceutical Co., Ltd.‡	1,793,848
52,200	SCREEN Holdings Co., Ltd.	3,335,150
82,900	Secom Co., Ltd.	6,146,380
248,700	Seiko Epson Corp.‡	4,744,862
264,300	Senshu Ikeda Holdings, Inc.‡	1,156,223
77,300	Shin-Etsu Chemical Co., Ltd.	5,344,933
212,000	Shindengen Electric Manufacturing Co., Ltd.	829,033
56,400	Ship Healthcare Holdings, Inc.	1,720,990
2,441,300	Sojitz Corp.‡	6,195,765
84,600	Sumitomo Dainippon Pharma Co., Ltd.‡	1,626,586
91,600	Sumitomo Electric Industries, Ltd.	1,280,853
224,141	Sumitomo Mitsui Financial Group, Inc.	7,481,327
128,300	Sumitomo Rubber Industries, Ltd.	1,923,265
46,400	T-Gaia Corp.	659,813
40,600	Taiyo Yuden Co., Ltd.‡	396,117
67,200	Takara Holdings, Inc.	625,116
58,700	TDK Corp.‡	3,883,770

See accompanying Notes to the Financial Statements.	35

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

158,200	Terumo Corp.	6,038,049
412,000	Tokuyama Corp.* ‡	1,712,852
25,500	Tokyo Electron, Ltd.	2,235,358
40,000	Tokyo Seimitsu Co., Ltd.	1,059,004
18,000	Towa Pharmaceutical Co., Ltd.‡	727,892
104,300	Toyo Suisan Kaisha, Ltd.	4,397,976
45,900	Toyoda Gosei Co., Ltd.	1,057,470
47,400	Toyota Motor Corp.	2,705,027
71,100	TS Tech Co., Ltd.	1,782,678
39,200	Tsumura & Co.‡	1,109,051
694,000	Ube Industries, Ltd.	1,315,835
104,570	USS Co., Ltd.‡	1,753,418
96,900	Valor Holdings Co., Ltd.	2,715,669
45,000	Yamaha Corp.‡	1,444,230
47,500	Yamaha Motor Co., Ltd.‡	947,514
387,462	Yamato Holdings Co., Ltd.‡	8,966,743
92,200	Yamato Kogyo Co., Ltd.	2,707,775
114,300	Yokogawa Electric Corp.‡	1,506,843
73,000	Yokohama Rubber Co., Ltd. (The)	1,156,293

	Total Japan	375,667,580

	Luxembourg — 0.3%

37,552	Aperam SA	1,696,689
291,214	ArcelorMittal*	1,791,783
216,089	ArcelorMittal, ADR*	1,305,177
106,700	SAF-Holland SA	1,378,959

	Total Luxembourg	6,172,608

	Malaysia — 0.1%

748,700	Tenaga Nasional Bhd	2,588,903

	Malta — 0.1%

193,384	Unibet Group Plc, SDR	1,798,994

	Mauritius — 0.0%

2,653,400	Golden Agri-Resources, Ltd.‡	690,863

	Mexico — 0.4%

1,132,113	Cemex SAB de CV, Sponsored ADR*	8,988,977

	Netherlands — 3.6%

271,833	Aegon NV	1,042,012
58,629	Akzo Nobel NV	3,972,344
29,141	ASM International NV	1,192,379
11,692	ASML Holding NV	1,283,595
25,586	BE Semiconductor Industries NV	874,108
14,303	Core Laboratories NV	1,606,656
19,676	Eurocommercial Properties NV REIT	889,340

36	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Netherlands — continued

123,924	Heineken NV	10,905,905
899,786	ING Groep NV	11,112,863
208,691	Koninklijke Ahold Delhaize NV	4,758,552
15,021	Koninklijke Ahold Delhaize NV, Sponsored ADR	340,226
10,104	Koninklijke DSM NV	683,109
32,778	Koninklijke Philips Electronics NV, ADR	969,901
149,635	Koninklijke Philips NV	4,436,056
46,900	Mobileye NV*	1,996,533
130,000	NN Group NV	3,995,671
54,191	NXP Semiconductors NV*	5,528,024
391,811	PostNL NV*	1,779,322
329,094	RELX NV	5,915,525
348,594	STMicroelectronics NV, ADR	2,841,041
55,122	TKH Group NV, ADR	2,154,795
132,098	Unilever NV, ADR	6,097,655
35,062	Unilever NV (New York Exchange), ADR	1,616,358
16,079	Wolters Kluwer NV	688,361

	Total Netherlands	76,680,331

	New Zealand — 0.7%

713,721	Air New Zealand, Ltd.	965,373
152,951	Chorus, Ltd.	434,893
69,522	Contact Energy, Ltd.	254,804
80,187	Fisher & Paykel Healthcare Corp., Ltd.	583,703
171,748	Fletcher Building, Ltd.	1,340,124
126,361	Infratil, Ltd.	297,723
730,287	Kiwi Property Group, Ltd. REIT	796,597
302,383	Meridian Energy, Ltd.	571,721
527,568	Sky City Entertainment Group, Ltd.	1,757,105
907,515	Sky Network Television, Ltd.‡	3,246,928
802,092	Spark New Zealand, Ltd.	2,105,645
348,230	Trade Me Group, Ltd.	1,423,168
168,753	Z Energy, Ltd.	1,030,824

	Total New Zealand	14,808,608

	Norway — 0.8%

473,399	DNB ASA	6,201,579
11,962	Leroy Seafood Group ASA	604,513
31,729	Marine Harvest ASA*	568,099
157,623	Orkla ASA	1,629,025
99,648	Salmar ASA	3,042,192
89,259	SpareBank 1 SMN	622,623
70,600	Statoil ASA	1,182,806
426,276	Storebrand ASA*	2,106,766
42,500	Yara International ASA	1,412,359

	Total Norway	17,369,962

See accompanying Notes to the Financial Statements.	37

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Philippines — 0.0%

6,261,800	Vista Land & Lifescapes, Inc.	695,971

	Poland — 0.1%

423,743	PGE Polska Grupa Energetyczna SA	1,123,752

	Portugal — 0.6%

782,528	Banco Espirito Santo SA* **** ¤	—
41,095	Galp Energia SGPS SA	561,811
639,120	Jeronimo Martins SGPS SA	11,086,083
302,546	Navigator Co. SA (The)	870,403
449,366	Sonae SGPS SA	343,398

	Total Portugal	12,861,695

	Russia — 0.2%

346,335	Gazprom PJSC, Sponsored ADR	1,458,071
60,584	MMC Norilsk Nickel PJSC, (London Exchange), ADR	968,132
32,432	Tatneft PJSC, (London Exchange), Sponsored ADR	998,257

	Total Russia	3,424,460

	Singapore — 0.2%

442,500	Ascendas Hospitality Trust REIT‡	238,540
146,200	DBS Group Holdings, Ltd.	1,650,239
939,700	Wilmar International, Ltd.	2,219,248
1,713,900	Yangzijiang Shipbuilding Holdings, Ltd.	942,774

	Total Singapore	5,050,801

	South Africa — 0.1%

153,700	MTN Group, Ltd.	1,312,870

	South Korea — 0.4%

35,889	Kia Motors Corp.	1,373,516
3,220	Samsung Electronics Co., Ltd.	4,672,048
6,440	SK Telecom Co., Ltd.	1,321,505

	Total South Korea	7,367,069

	Spain — 1.5%

262,448	Amadeus IT Group SA Class A	13,115,941
309,821	Banco Santander SA	1,374,254
297,400	Distribuidora Internacional de Alimentacion SA	1,841,876
22,176	Ebro Foods SA	515,873
317,118	Ence Energia y Celulosa SA	691,372
261,233	Gas Natural SDG SA	5,370,930
881,888	Iberdrola SA	5,997,930
93,644	Indra Sistemas SA* ‡	1,256,005
20,191	Let’s GOWEX SA* **** ‡ ¤	—
714,400	Mapfre SA	1,999,079

	Total Spain	32,163,260

38	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Sweden — 2.5%

15,066	AF AB	293,674
60,643	Alfa Laval AB‡	952,037
71,200	Assa Abloy AB Series B	1,448,533
35,769	Atlas Copco AB Class A	1,078,406
54,898	Atlas Copco AB Class B	1,501,983
19,294	Attendo AB	186,918
92,843	BillerudKorsnas AB	1,645,023
96,376	Boliden AB	2,267,829
97,164	Castellum AB	1,457,335
53,960	Electrolux AB Class B	1,354,763
53,879	Granges AB	550,273
67,645	Hexpol AB	607,174
19,433	Holmen AB Class B	693,177
39,008	Hufvudstaden AB Class A	676,587
45,858	Intrum Justitia AB	1,481,069
478,080	Lundin Petroleum AB*	8,755,369
54,581	Mycronic AB	681,673
25,453	NCC AB Class B	667,861
230,914	Nordea Bank AB	2,295,017
37,067	Saab AB Class B	1,321,318
50,370	Sandvik AB	554,709
368,300	SAS AB* ‡	735,104
115,000	SKF AB Class B	1,987,943
975,293	SSAB AB Class B*	2,382,623
138,465	Svenska Cellulosa AB SCA Class B	4,118,038
468,377	Svenska Handelsbanken AB Class A	6,445,555
9,037	Swedish Match AB	332,055
558,174	Telefonaktiebolaget LM Ericsson Class B	4,036,100
182,171	Telefonaktiebolaget LM Ericsson Class B, Sponsored ADR	1,313,453
450,400	Telia Co. AB	2,019,792

	Total Sweden	53,841,391

	Switzerland — 8.2%

470,238	ABB, Ltd.*	10,579,627
23,719	Actelion, Ltd.*	4,115,469
35,600	Aryzta AG*	1,583,161
20,016	Ascom Holding AG	361,337
8,468	Autoneum Holding AG	2,384,737
10,061	Bucher Industries AG	2,523,034
1,083	Burckhardt Compression Holding AG	307,505
29,700	Cembra Money Bank AG*	2,334,578
48,585	Cie Financiere Richemont SA‡	2,967,023
158,335	Clariant AG*	2,730,928
82,184	Coca-Cola HBC AG*	1,913,086
197,300	Credit Suisse Group AG*	2,586,840
463	Emmi AG*	317,375
643	Forbo Holding AG*	866,266
10,274	Geberit AG	4,508,520

See accompanying Notes to the Financial Statements.	39

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Switzerland — continued

4,439	Georg Fischer AG	3,892,253
5,620	Givaudan SA	11,461,461
18,795	Implenia AG	1,331,975
229,757	Julius Baer Group, Ltd.*	9,368,985
1,115	Komax Holding AG	273,632
20,358	Kudelski SA*	380,111
141,287	Logitech International SA	3,177,281
529,128	Nestle SA	41,783,318
10,585	Rieter Holding AG* ¤	2,154,343
96,668	Roche Holding AG	24,032,379
10,543	Schindler Holding AG	1,981,571
2,786	SGS SA	6,250,825
2,065	Siegfried Holding AG* ‡	451,812
101	Sika AG	492,185
17,200	Swiss Life Holding AG*	4,462,348
49,500	Swiss Re AG	4,475,629
7,155	Syngenta AG*	3,133,837
1,732	Tecan Group AG	304,449
11,043	Temenos Group AG*	697,165
6,403	u-blox Holding AG*	1,386,414
554,247	UBS Group AG	7,564,151
18,712	Zurich Insurance Group AG*	4,825,665

	Total Switzerland	173,961,275

	Taiwan — 0.6%

608,000	Fubon Financial Holding Co., Ltd.	898,068
372,988	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	11,409,703

	Total Taiwan	12,307,771

	Thailand — 0.1%

16,831,100	Quality Houses PCL	1,185,220
23,666,400	Sansiri PCL	1,188,443

	Total Thailand	2,373,663

	Turkey — 0.1%

208,146	TAV Havalimanlari Holding AS	858,055

	United Kingdom — 18.0%

252,378	3i Group Plc	2,132,593
40,246	Abcam Plc	439,148
159,117	Aberdeen Asset Management Plc	674,439
314,990	Admiral Group Plc	8,383,934
236,838	Ashmore Group Plc	1,087,552
551,569	Ashtead Group Plc	9,106,563
9,308	ASOS Plc*	586,297
25,400	AstraZeneca Plc	1,651,050
1,834,668	Auto Trader Group Plc	9,664,012

40	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

1,016,981	BAE Systems Plc	6,922,345
712,929	Barclays Plc	1,553,987
596,570	Barclays Plc, Sponsored ADR	5,184,193
211,562	Barratt Developments Plc	1,358,430
256,120	BBA Aviation Plc	831,417
43,526	Berendsen Plc	703,361
61,200	Berkeley Group Holdings Plc	2,051,069
1,259,682	BP Plc	7,363,471
187,744	BP Plc, Sponsored ADR	6,601,079
40,692	British American Tobacco Plc, Sponsored ADR	5,194,334
225,345	British American Tobacco Plc	14,431,250
133,650	Britvic Plc	1,046,876
377,600	BT Group Plc	1,908,299
292,366	Bunzl Plc	8,659,062
374,146	Cairn Energy Plc*	913,709
349,974	Carillion Plc	1,126,994
570,622	Centrica Plc	1,691,505
1,180,871	Cobham Plc	2,572,436
34,700	Coca-Cola European Partners Plc	1,384,530
763,617	Compass Group Plc	14,829,479
150,255	Crest Nicholson Holdings Plc	880,853
61,169	Dart Group Plc	332,931
64,807	Diageo Plc, Sponsored ADR	7,520,204
54,117	Dialog Semiconductor Plc*	2,086,925
59,166	Domino’s Pizza Group Plc	287,060
419,868	Drax Group Plc	1,665,678
126,585	easyJet Plc	1,655,849
20,882	EMIS Group Plc	254,846
1,329,709	Evraz Plc*	2,780,940
179,252	Experian Plc	3,595,178
701,600	Firstgroup Plc*	963,327
70,262	Fresnillo Plc	1,655,644
834,800	G4S Plc	2,470,275
591,200	GKN Plc	2,459,804
70,353	GlaxoSmithKline Plc, Sponsored ADR	3,034,325
2,544,910	Glencore Plc*	7,013,335
126,176	Greene King Plc	1,268,606
47,696	Greggs Plc	628,245
409,088	Halma Plc	5,574,441
402,196	HSBC Holdings Plc	3,023,433
228,643	IG Group Holdings Plc	2,586,933
372,984	IMI Plc	5,203,596
141,868	Imperial Brands Plc	7,322,625
59,200	Indivior Plc	235,701
33,293	InterContinental Hotels Group Plc	1,375,274
61,544	Intertek Group Plc	2,789,304
1,838,845	J Sainsbury Plc	5,871,325
133,342	Jardine Lloyd Thompson Group Plc	1,752,898

See accompanying Notes to the Financial Statements.	41

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

306,593	John Wood Group Plc	3,024,817
128,671	Just Eat Plc*	895,890
298,409	KAZ Minerals Plc*	856,282
485,400	Kingfisher Plc	2,376,485
100,612	Laird Plc	414,695
4,197,051	Lloyds Banking Group Plc	2,974,049
256,850	London Stock Exchange Group Plc	9,342,147
566,237	Man Group Plc	828,220
335,675	Marks & Spencer Group Plc	1,443,734
179,869	Meggitt Plc	1,053,761
10,954	Micro Focus International Plc	312,759
270,400	Mitchells & Butlers Plc	965,234
375,856	National Grid Plc	5,331,547
7,546	National Grid Plc, Sponsored ADR	536,596
1,294,785	Old Mutual Plc	3,404,217
235,200	Paragon Group of Cos. Plc (The)	957,820
453,577	Paysafe Group Plc* ‡	2,628,405
201,645	Pennon Group Plc	2,336,477
214,473	Premier Farnell Plc	512,625
1,132,996	QinetiQ Group Plc	3,485,132
395,010	Reckitt Benckiser Group Plc	37,278,019
187,599	Redrow Plc	974,764
151,226	Regus Plc	512,519
155,615	Rentokil Initial Plc	449,366
13,824	Rightmove Plc	758,160
119,700	Royal Dutch Shell Plc Class B	3,105,141
153,585	Royal Dutch Shell Plc (Amsterdam Exchange) Class A	3,826,516
97,799	Royal Dutch Shell Plc (Turquoise) Class A, Sponsored ADR	4,896,796
194,900	Royal Mail Plc	1,239,292
116,734	RPC Group Plc	1,455,720
45,266	Sage Group Plc (The)	433,948
19,640	Severn Trent Plc	639,085
225,700	Shire Plc	14,653,350
27,583	Shire Plc, ADR	5,347,240
25,148	Smith & Nephew Plc, Sponsored ADR	824,351
90,855	Sophos Group Plc	314,879
103,361	Spectris Plc	2,642,353
124,646	Spirax-Sarco Engineering Plc	7,278,086
56,100	SSE Plc	1,142,663
625,774	St James’s Place Plc	7,706,106
232,817	Stagecoach Group Plc	639,033
160,456	SVG Capital Plc*	1,414,213
216,805	Tate & Lyle Plc	2,109,406
41,872	Unilever Plc	1,987,746
26,801	Unilever Plc, Sponsored ADR	1,270,367
520,410	Vodafone Group Plc	1,499,058
544,077	Weir Group Plc (The)	12,014,851
397,000	WM Morrison Supermarkets Plc	1,123,717

42	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

239,820	Wolseley Plc	13,566,964
2,446,270	Worldpay Group Plc	9,412,361
101,596	WPP Plc	2,393,994

	Total United Kingdom	382,933,925

	United States — 2.4%

143,088	Analog Devices, Inc.	9,222,022
263,047	Cadence Design Systems, Inc.*	6,715,590
145,146	Colgate-Palmolive Co.	10,761,124
37,860	Nordson Corp.	3,771,992
196,842	NVIDIA Corp.	13,487,614
85,929	Texas Instruments, Inc.	6,030,497

	Total United States	49,988,839

	TOTAL COMMON STOCKS (COST $1,858,313,569)	1,967,941,717

	INVESTMENT COMPANY — 0.9%

	United States — 0.9%

336,827	iShares MSCI EAFE Index Fund	19,916,580

	TOTAL INVESTMENT COMPANY (COST $18,919,134)	19,916,580

	PREFERRED STOCKS — 1.0%

	Brazil — 0.1%

800,360	Itausa - Investimentos Itau SA, 4.01%	2,054,574

	Germany — 0.9%

120,270	Henkel AG & Co. KGaA, 1.23%	16,354,291
30,707	Porsche Automobil Holding SE, 4.79%	1,567,895
3,746	Volkswagen AG, 4.05%	492,331

	Total Germany	18,414,517

	TOTAL PREFERRED STOCKS (COST $15,003,008)	20,469,091

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 8.2%

	Bank Deposit — 4.4%

93,641,469	State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/03/16	93,641,469

	Securities Lending Collateral — 3.6%

76,904,418	State Street Institutional U.S. Government Money Market Fund, Premier Class***	76,904,418

	U.S. Government and Agency Obligations — 0.2%

2,350,000	United States Treasury Bill, 0.12%, due 10/13/16** ‡‡	2,349,899

See accompanying Notes to the Financial Statements.	43

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Par Value ($)		Description	Value ($)

		U.S. Government and Agency Obligations — continued

2,350,000		United States Treasury Bill, 0.26%, due 01/05/17** ‡‡	2,348,374

		Total U.S. Government and Agency Obligations	4,698,273

		TOTAL SHORT-TERM INVESTMENTS (COST $175,243,121)	175,244,160

		TOTAL INVESTMENTS — 102.8% (Cost $2,067,478,832)	2,183,571,548

		Other Assets and Liabilities (net) — (2.8)%	(59,758,015)

		NET ASSETS — 100.0%	$2,123,813,533

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

		SDR — Swedish Depository Receipt

	*	Non-income producing security

	**	All or a portion of this security is held for open futures collateral.

	***	Represents an investment of securities lending cash collateral.

	****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $1,383,885 which represents 0.1% of net assets. The aggregate tax cost of these securities held at September 30, 2016 was $2,978,281.

	‡	All or a portion of this security is out on loan.

	‡‡	Interest rate presented is yield to maturity.

	¤	Illiquid security. The total market value of the securities at period end is $2,617,663 which represents 0.1% of net assets. The aggregate tax cost of these securities held at September 30, 2016 was $3,855,981.

44	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
890	MSCI EAFE E-mini Index	December 2016	$75,948,150	$975,270

See accompanying Notes to the Financial Statements.	45

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Food	7.3
Banks	6.2
Pharmaceuticals	4.9
Insurance	4.6
Chemicals	3.9
Retail	3.7
Telecommunications	3.6
Semiconductors	3.5
Oil & Gas	3.3
Diversified Financial Services	3.2
Commercial Services	3.0
Beverages	2.6
Household Products & Wares	2.6
Internet	2.4
Software	2.0
Electric	1.9
Mining	1.8
Agriculture	1.7
Auto Parts & Equipment	1.7
Building Materials	1.7
Electronics	1.7
Machinery — Diversified	1.7
Transportation	1.6
Iron & Steel	1.5
Real Estate	1.5
Cosmetics & Personal Care	1.4
Electrical Components & Equipment	1.4
Auto Manufacturers	1.3
Computers	1.3
Distribution & Wholesale	1.3
Miscellaneous — Manufacturing	1.3
Engineering & Construction	1.2
Health Care — Products	1.1
Unaffiliated Fund	0.9
Aerospace & Defense	0.8
Forest Products & Paper	0.8
Media	0.8
Apparel	0.7
Food Service	0.7
Airlines	0.6
REITS	0.6
Gas	0.5
Health Care — Services	0.5
Holding Companies — Diversified	0.5
Metal Fabricate & Hardware	0.5
Home Builders	0.4
Packaging & Containers	0.4
Lodging	0.3
Machinery — Construction & Mining	0.3
Office & Business Equipment	0.3

46	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Advertising	0.2
Entertainment	0.2
Oil & Gas Services	0.2
Hand & Machine Tools	0.1
Home Furnishings	0.1
Leisure Time	0.1
Textiles	0.1
Water	0.1
Biotechnology	0.0
Energy-Alternate Sources	0.0
Shipbuilding	0.0
Short-Term Investments and Other Assets and Liabilities (net)	5.4

100.0%

See accompanying Notes to the Financial Statements.	47

Mercer Core Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 98.2%

	Asset Backed Securities — 12.0%

750,000	A Voce CLO, Ltd., Series 2014-1A, Class A1A, 2.13%, due 07/15/26† 144A	748,603
1,700,000	AIMCO CLO, Series 2014-AA, Class A, 2.24%, due 07/20/26† 144A	1,702,050
1,000,000	AIMCO CLO, Series 2014-AA, Class B1, 2.70%, due 07/20/26† 144A	1,000,060
1,500,000	AIMCO CLO, Series 2014-AA, Class B2, 4.58%, due 07/20/26 144A	1,501,088
750,000	AIMCO CLO, Series 2015-AA, Class A1, 2.38%, due 01/15/28† 144A	752,435
2,091,000	Ally Auto Receivables Trust, Series 2014-2, Class A4, 1.84%, due 01/15/20	2,111,458
375,000	Ally Auto Receivables Trust, Series 2014-3, Class A4, 1.72%, due 03/16/20	378,668
395,000	Ally Auto Receivables Trust, Series 2015-1, Class A4, 1.75%, due 05/15/20	399,457
520,000	Ally Master Owner Trust, Series 2015-3, Class A, 1.63%, due 05/15/20	522,417
250,000	ALM CLO VIII, Ltd., Series 2013-8A, Class A1R, 2.34%, due 10/15/28† ††††	250,000
1,000,000	American Express Credit Account Master Trust, Series 2013-1, Class B, 1.22%, due 02/16/21†	998,945
580,000	American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43%, due 06/15/20	582,653
706,317	Ameriquest Mortgage Securities, Inc., Series 2003-9, Class AV1, 1.28%, due 09/25/33†	662,373
161,514	Ameriquest Mortgage Securities, Inc., Series 2004-R2, Class A1A, 1.21%, due 04/25/34†	160,238
1,000,000	Anchorage Capital CLO 3, Ltd., Series 2014-3A, Class A2A, 2.99%, due 04/28/26¤ † 144A	1,000,276
750,000	Anchorage Capital CLO 5, Ltd., Series 2014-5A, Class A, 2.28%, due 10/15/26† 144A	750,438
785,000	Applebee’s Funding LLC/IHOP Funding LLC, Series 2014-1, Class A2, 4.28%, due 09/05/44 144A	798,992
660,013	Arbys Funding LLC, Series 2015-1A, Class A2, 4.97%, due 10/30/45 144A	677,452
362,566	Asset Backed Securities Corp. Home Equity, Series 2003-HE7, Class M1, 1.48%, due 12/15/33†	344,269
1,700,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.50%, due 07/20/21 144A	1,718,566
1,200,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, due 12/20/21 144A	1,215,690
525,000	Babson CLO, Ltd., Series 2013-IA, Class A, 1.80%, due 04/20/25† 144A	523,126
1,230,000	Bank of America Credit Card Trust, Series 2015-A2, Class A, 1.36%, due 09/15/20	1,235,311
250,000	Battalion CLO VIII, Ltd., Series 2015-8A, Class A1, 2.21%, due 04/18/27† 144A	250,059
45,634	Bear Stearns Asset Backed Securities Trust, Series 2004-SD3, Class A3, 1.09%, due 09/25/34†	45,203
315,000	BMW Vehicle Owner Trust, Series 2016-A, Class A4, 1.37%, due 12/25/22	316,154
712,500	Cabela’s Credit Card Master Note Trust, Series 2016-1, Class A1, 1.78%, due 06/15/22	714,563
190,000	California Republic Auto Receivables Trust, Series 2016-2, Class A4, 1.83%, due 12/15/21	191,639
495,000	Capital One Multi-Asset Execution Trust, Series 2015-A5, Class A5, 1.60%, due 05/17/21	499,185
860,000	Capital One Multi-Asset Execution Trust, Series 2016-A3, Class A3, 1.34%, due 04/15/22	862,593
270,000	CarMax Auto Owner Trust, Series 2015-2, Class A4, 1.80%, due 03/15/21	273,148
160,000	CarMax Auto Owner Trust, Series 2015-3, Class A4, 1.98%, due 02/16/21	162,570
1,800,000	Chase Issuance Trust, Series 2007-C1, Class C1, 0.98%, due 04/15/19†	1,799,676
605,000	Chase Issuance Trust, Series 2014-A7, Class A, 1.38%, due 11/15/19	607,377
620,000	Chase Issuance Trust, Series 2015-A2, Class A2, 1.59%, due 02/18/20	623,907

48	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued

830,000	Chase Issuance Trust, Series 2015-A5, Class A5, 1.36%, due 04/15/20	833,489
565,000	Chase Issuance Trust, Series 2016-A2, Class A, 1.37%, due 06/15/21	566,990
385,000	Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class A4, 1.76%, due 12/16/19 144A	386,664
225,000	Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.73%, due 04/09/20	227,187
611,138	CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.47%, due 03/20/43 144A	613,528
575,000	CNH Equipment Trust, Series 2015-C, Class A3, 1.66%, due 11/16/20	578,610
315,000	CNH Equipment Trust, Series 2016-B, Class A3, 1.63%, due 08/15/21	317,564
682,042	Colony American Homes, Series 2014-1A, Class A, 1.68%, due 05/17/31† 144A	682,815
247,461	CSMC Trust, Series 2006-CF2, Class M1, 1.00%, due 05/25/36† 144A	245,226
709,200	DB Master Finance LLC, Series 2015-1A, Class A2II, 3.98%, due 02/20/45 144A	726,488
1,160,000	Discover Card Execution Note Trust, Series 2016-A1, Class A1, 1.64%, due 07/15/21	1,171,380
500,000	Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74%, due 02/22/22 144A	500,790
1,000,000	Ford Credit Auto Owner Trust, Series 2014-1, Class A, 2.26%, due 11/15/25 144A	1,020,078
1,000,000	Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.31%, due 04/15/26 144A	1,023,154
210,000	Ford Credit Auto Owner Trust, Series 2015-B, Class A4, 1.58%, due 08/15/20	210,891
365,000	Ford Credit Auto Owner Trust, Series 2016-B, Class A3, 1.33%, due 10/15/20	366,217
520,000	Ford Credit Floorplan Master Owner Trust, Series 2012-5, Class A, 1.49%, due 09/15/19	521,782
330,000	Ford Credit Floorplan Master Owner Trust, Series 2014-4, Class A1, 1.40%, due 08/15/19	330,938
625,000	Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A1, 1.42%, due 01/15/20	626,850
500,000	GE Dealer Floorplan Master Note Trust, Series 2015-1, Class A, 1.03%, due 01/20/20†	499,896
330,000	GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A1, 1.65%, due 05/15/20 144A	329,954
500,000	GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 1.02%, due 05/15/20¤ † 144A	498,510
1,600,000	Hertz Vehicle Financing LLC, Series 2015-1A, Class A, 2.73%, due 03/25/21 144A	1,622,895
600,000	Hertz Vehicle Financing LLC, Series 2015-3A, Class A, 2.67%, due 09/25/21 144A	606,844
700,000	Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 2.32%, due 03/25/20 144A	703,982
300,000	Hertz Vehicle Financing LLC, Series 2016-3A, Class A, 2.27%, due 07/25/20 144A	300,495
250,000	Highbridge Loan Management CLO, Ltd., Series 2015-6A, Class A, 2.23%, due 05/05/27† 144A	250,034
289,434	Home Equity Asset Trust, Series 2003-8, Class M1, 1.61%, due 04/25/34†	269,914
95,000	Honda Auto Receivables Owner Trust, Series 2014-3, Class A4, 1.31%, due 10/15/20	95,270
512,000	Honda Auto Receivables Owner Trust, Series 2015-3, Class A4, 1.56%, due 10/18/21	515,970
445,000	Honda Auto Receivables Owner Trust, Series 2015-4, Class A3, 1.23%, due 09/23/19	446,105
390,000	Honda Auto Receivables Owner Trust, Series 2016-2, Class A2, 1.13%, due 09/17/18	390,246
1,185,000	Honda Auto Receivables Owner Trust, Series 2016-3, Class A4, 1.33%, due 11/18/22	1,184,346
135,000	Hyundai Auto Receivables Trust, Series 2015-A, Class A4, 1.37%, due 07/15/20	135,466
250,000	ICG US CLO, Ltd., Series 2014-3A, Class A1B, 3.28%, due 01/25/27 144A	250,738
3,368,214	Invitation Homes Trust, Series 2014-SFR1, Class A, 1.53%, due 06/17/31† 144A	3,361,503
1,167,527	Invitation Homes Trust, Series 2015-SFR3, Class A, 1.83%, due 08/17/32† 144A	1,174,462
68,000	John Deere Owner Trust, Series 2015-A, Class A4, 1.65%, due 12/15/21	68,517
500,000	KVK CLO, Ltd., Series 2014-2A, Class A, 2.23%, due 07/15/26† 144A	500,047
1,750,000	Madison Park Funding XI CLO, Ltd., Series 2013-11A, Class A1A, 1.99%, due 10/23/25† 144A	1,743,563

See accompanying Notes to the Financial Statements.	49

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued

250,000	Magnetite XI CLO, Ltd., Series 2014-11A, Class A1, 2.13%, due 01/18/27¤ † 144A	250,004
590,000	Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A3, 1.34%, due 12/16/19	591,776
3,370,000	Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A4, 1.46%, due 12/15/22	3,384,888
1,570,000	MMAF Equipment Finance LLC, Series 2014-AA, Class A5, 2.33%, due 12/08/25 144A	1,610,559
287,454	Morgan Stanley ABS Capital I, Series 2003-NC6, Class M1, 1.73%, due 06/25/33†	280,693
176,251	Morgan Stanley ABS Capital I, Series 2003-NC7, Class M1, 1.58%, due 06/25/33†	169,073
245,039	Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1, 1.55%, due 10/25/33†	234,908
294,028	New Century Home Equity Loan Trust, Series 2003-A, Class A, 1.24%, due 10/25/33† 144A	274,590
2,211,000	NextGear Floorplan Master Owner Trust, Series 2015-2A, Class A, 2.38%, due 10/15/20 144A	2,207,443
770,000	Nissan Auto Receivables Owner Trust, Series 2015-B, Class A3, 1.34%, due 03/16/20	773,017
515,000	Nissan Auto Receivables Owner Trust, Series 2015-B, Class A4, 1.79%, due 01/17/22	521,376
413,000	Nissan Master Owner Trust Receivables, Series 2015-A, Class A2, 1.44%, due 01/15/20	414,043
345,733	OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 2.04%, due 01/15/21 144A	347,195
1,200,000	OneMain Financial Issuance Trust, Series 2015-2A, Class A, 2.57%, due 07/18/25 144A	1,205,754
750,000	Palmer Square CLO, Ltd., Series 2015-2A, Class A1A, 2.20%, due 07/20/27† 144A	750,439
1,000,000	Race Point VIII CLO, Ltd., Series 2013-8A, Class A, 2.06%, due 02/20/25† 144A	998,258
750,000	Regatta IV Funding CLO, Ltd., Series 2014-1A, Class A2, 2.24%, due 07/25/26† 144A	750,052
750,000	Regatta V Funding CLO, Ltd., Series 2014-1A, Class A1A, 2.27%, due 10/25/26† 144A	750,035
500,000	Regatta VII Funding CLO, Ltd., Series 2016-1A, Class A1, 2.37%, due 12/20/28† †††† 144A	500,000
15,000	Renaissance Home Equity Loan Trust, Series 2005-2, Class AF4, 4.93%, due 08/25/35††	15,094
610,057	Saxon Asset Securities Trust, Series 2005-1, Class M1, 1.21%, due 05/25/35†	590,464
500,000	Seneca Park CLO, Ltd., Series 2014-1A, Class B2, 4.35%, due 07/17/26 144A	500,278
500,000	Shackleton CLO, Ltd., Series 2014-6A, Class A1, 2.16%, due 07/17/26† 144A	500,009
504,621	Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 2.20%, due 10/20/30 144A	505,933
743,406	Silvermore CLO, Ltd., Series 2014-1A, Class A1, 2.27%, due 05/15/26† 144A	738,706
1,723,331	Small Business Administration Participation Certificates, Series 2010-20D, Class 1, 4.36%, due 04/01/30	1,887,494
1,197,425	Small Business Administration Participation Certificates, Series 2010-20G, Class 1, 3.80%, due 07/01/30	1,291,703
1,548,259	Small Business Administration Participation Certificates, Series 2010-20I, Class 1, 3.21%, due 09/01/30	1,640,916
1,397,196	Small Business Administration Participation Certificates, Series 2011-20F, Class 1, 3.67%, due 06/01/31	1,517,091
4,526,726	Small Business Administration Participation Certificates, Series 2013-20H, Class 1, 3.16%, due 08/01/33	4,807,534
4,027,569	Small Business Administration Participation Certificates, Series 2014-20C, Class 1, 3.21%, due 03/01/34	4,281,617
1,696,705	Small Business Administration Participation Certificates, Series 2014-20D, Class 1, 3.11%, due 04/01/34	1,789,960

50	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued

1,184,834	Small Business Administration Participation Certificates, Series 2014-20I, Class 1, 2.92%, due 09/01/34	1,238,327
700,000	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, due 04/25/29†††† 144A	699,973
860,000	Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, due 11/15/24 144A	871,178
3,276,625	Store Master Funding I LLC, Series 2015-1A, Class A1, 3.75%, due 04/20/45 144A	3,313,999
1,211,697	STORE Master Funding LLC, Series 2014-1A, Class A2, 5.00%, due 04/20/44 144A	1,254,120
2,000,000	Synchrony Credit Card Master Note Trust, Series 2015-3, Class A, 1.74%, due 09/15/21	2,016,016
240,000	Synchrony Credit Card Master Note Trust, Series 2016-1, Class A, 2.04%, due 03/15/22	243,692
390,000	Taco Bell Funding LLC, Series 2016-1A, Class A2I, 3.83%, due 05/25/46¤ 144A	396,554
500,000	THL Credit Wind River CLO, Ltd., Series 2014-3A, Class A, 2.32%, due 01/22/27† 144A	500,035
750,000	THL Credit Wind River CLO, Ltd., Series 2015-1A, Class A, 2.20%, due 07/20/27† 144A	750,250
430,000	Toyota Auto Receivables Owner Trust, Series 2015-B, Class A4, 1.74%, due 09/15/20	434,391
675,000	Toyota Auto Receivables Owner Trust, Series 2016-A, Class A3, 1.25%, due 03/16/20	676,707
265,000	Toyota Auto Receivables Owner Trust, Series 2016-C, Class A4, 1.32%, due 11/15/21	264,531
750,000	Trinitas CLO V, Ltd., Series 2016-5A, Class A, 2.43%, due 10/25/28† 144A	750,000
28,063	UAL Pass Through Trust, Series 2009-2A, 9.75%, due 07/15/18	28,749
2,798,000	Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, due 01/20/21¤ 144A	2,807,935
315,000	Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A2, 1.40%, due 07/22/19 144A	314,803
1,300,000	Washington Mill CLO, Ltd., Series 2014-1A, Class A1, 2.20%, due 04/20/26† 144A	1,298,176
500,000	Washington Mill CLO, Ltd., Series 2014-1A, Class B2, 4.25%, due 04/20/26 144A	500,201
500,000	WellFleet CLO, Ltd., Series 2016-2A, Class A1, 2.61%, due 10/20/28† ††††	500,000
960,000	Wells Fargo Home Equity Trust, Series 2005-4, Class M1, 0.99%, due 12/25/35†	937,266
695,000	World Omni Auto Receivables Trust, Series 2016-A, Class A3, 1.77%, due 09/15/21	703,476

		108,861,318

	Corporate Debt — 37.2%

20,000	21st Century Fox America, Inc., 6.75%, due 01/09/38	25,719
812,000	AbbVie, Inc., 3.20%, due 11/06/22	846,504
850,000	AbbVie, Inc., 3.60%, due 05/14/25	890,077
500,000	AbbVie, Inc., 4.50%, due 05/14/35	534,529
30,000	ACE INA Holdings, Inc., 4.35%, due 11/03/45	34,766
555,000	Actavis Funding SCS, 3.80%, due 03/15/25	588,423
605,000	Actavis Funding SCS, 4.55%, due 03/15/35	644,623
395,000	Activision Blizzard, Inc., 3.40%, due 09/15/26 144A	397,507
380,000	Activision Blizzard, Inc., 6.13%, due 09/15/23 144A	417,718
340,000	AerCap Global Aviation Trust, 6.50%, due 06/15/45¤ † ‡ 144A	351,050
280,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 3.75%, due 05/15/19‡	286,650
430,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.63%, due 10/30/20‡	452,575
96,000	AES Corp. (The), Senior Note, 8.00%, due 06/01/20‡	113,520
732,000	Aetna, Inc., 2.40%, due 06/15/21‡	741,281
165,000	Aetna, Inc., 3.20%, due 06/15/26	168,101
750,000	Aetna, Inc., 4.75%, due 03/15/44	848,738
315,000	Agrium, Inc., 4.90%, due 06/01/43	333,709
150,000	Agrium, Inc., 5.25%, due 01/15/45	167,457

See accompanying Notes to the Financial Statements.	51

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

305,000	Ahern Rentals, Inc., 7.38%, due 05/15/23 144A	199,013
1,040,000	AIA Group, Ltd., 3.20%, due 03/11/25 144A	1,064,002
250,000	Air Canada 2013-1 Class C Pass Through Trust, 6.63%, due 05/15/18 144A	260,312
2,044,359	Air Canada 2015-1 Class A Pass Through Trust, 3.60%, due 09/15/28 144A	2,121,124
275,000	Air Lease Corp., 3.00%, due 09/15/23	272,561
170,000	Air Lease Corp., 3.38%, due 01/15/19‡	175,035
195,000	Air Lease Corp., 3.88%, due 04/01/21‡	206,700
155,000	Aircastle, Ltd., 5.50%, due 02/15/22	167,788
150,000	Aircastle, Ltd., 6.25%, due 12/01/19	164,625
205,000	Aircastle, Ltd., 7.63%, due 04/15/20	234,213
385,000	Alcoa, Inc., 5.13%, due 10/01/24‡	411,469
400,000	Allegheny Technologies, Inc., 9.38%, due 06/01/19	431,500
225,000	Ally Financial, Inc., 3.25%, due 11/05/18	226,688
505,000	Ally Financial, Inc., 5.13%, due 09/30/24‡	536,562
200,000	Altice Financing SA, 6.50%, due 01/15/22‡ 144A	211,750
200,000	Altice Financing SA, 6.63%, due 02/15/23‡ 144A	206,000
85,000	Altria Group, Inc., 2.63%, due 09/16/26	86,052
340,000	AMC Networks, Inc., 5.00%, due 04/01/24	343,400
620,000	America Movil SAB de CV, 5.00%, due 03/30/20	682,446
150,000	America Movil SAB de CV, Guaranteed Senior Note, 5.63%, due 11/15/17	157,379
368,018	American Airlines 2011-1 Class B Pass Through Trust, 7.00%, due 07/31/19 144A	385,039
4,059,499	American Airlines 2013-2 Class A Pass Through Trust, 4.95%, due 07/15/24	4,419,780
144,559	American Airlines 2016-1 Class A Pass Through Trust, 4.10%, due 07/15/29	155,220
460,000	American Honda Finance Corp., 1.70%, due 02/22/19	464,076
1,247,000	American International Group, Inc., 4.80%, due 07/10/45	1,324,941
235,000	American Tower Corp., 4.70%, due 03/15/22	261,519
235,000	American Tower Corp. REIT, 3.40%, due 02/15/19	244,314
220,000	Amgen, Inc., 4.40%, due 05/01/45	232,040
813,000	Amgen, Inc., 4.66%, due 06/15/51 144A	872,761
295,000	Anadarko Petroleum Corp., 6.20%, due 03/15/40‡	338,499
8,000,000	Anadarko Petroleum Corp., 7.53%, due 10/10/36‡‡	3,118,728
1,478,000	Anheuser-Busch InBev Finance, Inc., 3.65%, due 02/01/26	1,590,452
465,000	Anheuser-Busch InBev Finance, Inc., 4.70%, due 02/01/36	536,376
1,125,000	Anheuser-Busch InBev Finance, Inc., 4.90%, due 02/01/46	1,344,049
340,000	Anheuser-Busch InBev Worldwide, Inc., 5.38%, due 01/15/20	380,100
270,000	Antero Midstream Partners, LP/Antero Midstream Finance Corp., 5.38%, due 09/15/24 144A	274,050
5,000	Anthem, Inc., 5.10%, due 01/15/44	5,822
730,000	Anthem, Inc., 5.88%, due 06/15/17	753,021
475,000	Apache Corp., 5.10%, due 09/01/40	494,385
70,000	Aramark Services, Inc., Co., 5.13%, due 01/15/24	72,975
300,000	Ares Capital Corp., 3.88%, due 01/15/20	310,516
400,000	Assured Guaranty US Holdings, Inc., 5.00%, due 07/01/24	447,633
150,000	AT&T, Inc., 2.63%, due 12/01/22	151,395
5,000,000	AT&T, Inc., 3.30%, due 11/27/22‡‡ 144A	4,143,585
2,079,000	AT&T, Inc., 3.40%, due 05/15/25	2,139,859
120,000	AT&T, Inc., 3.88%, due 08/15/21	129,677
10,000	AT&T, Inc., 4.45%, due 05/15/21‡	11,008

52	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

110,000	AT&T, Inc., 4.50%, due 05/15/35	115,937
409,000	AT&T, Inc., 4.75%, due 05/15/46	429,717
610,000	AT&T, Inc., Global Note, 5.50%, due 02/01/18	642,908
200,000	Australia & New Zealand Banking Group Ltd., 6.75%¤ † ††††† ‡ 144A	220,183
175,000	AutoNation, Inc., 4.50%, due 10/01/25	185,809
740,000	AvalonBay Communities, Inc. REIT, 2.90%, due 10/15/26††††	738,082
190,000	AXA SA, 8.60%, due 12/15/30	268,850
325,000	BAC Capital Trust XIV, 4.00%† †††††	264,875
2,160,000	BAE Systems Holdings, Inc., 6.38%, due 06/01/19 144A	2,409,169
155,000	Ball Corp., 4.38%, due 12/15/20	166,238
600,000	Bank of America Corp., 2.60%, due 01/15/19	612,048
1,750,000	Bank of America Corp., 3.50%, due 04/19/26	1,822,305
500,000	Bank of America Corp., 4.13%, due 01/22/24	543,107
400,000	Bank of America Corp., 4.20%, due 08/26/24	424,290
245,000	Bank of America Corp., 4.25%, due 10/22/26	260,463
1,760,000	Bank of America Corp., 4.45%, due 03/03/26‡	1,892,495
420,000	Bank of America Corp., 5.13%† ††††† ‡	413,175
810,000	Bank of America Corp., 5.70%, due 01/24/22	943,306
340,000	Bank of America Corp., 6.25%† †††††	354,484
170,000	Bank of America Corp., 6.30%† ††††† ‡	185,088
565,000	Bank of America Corp., 6.88%, due 04/25/18	609,782
100,000	Bank of America Corp., 7.63%, due 06/01/19	114,831
340,000	Bank of America Corp., 8.00%† †††††	347,225
175,000	Bank of America Corp. (MTN), 3.95%, due 04/21/25	181,488
410,000	Bank of America Corp., Senior Note, 5.75%, due 12/01/17	429,696
340,000	Bank of America Corp., Subordinated Note, 5.70%, due 05/02/17	348,018
1,721,000	Bank of America NA, 1.75%, due 06/05/18	1,731,376
680,000	Barclays Plc, 3.20%, due 08/10/21	684,153
325,000	Barclays Plc, 4.38%, due 01/12/26‡	336,891
220,000	Bear Stearns Cos. LLC (The), Senior Global Note, 7.25%, due 02/01/18	236,303
1,432,000	Berkshire Hathaway Energy Co., 6.13%, due 04/01/36	1,907,997
280,000	BHP Billiton Finance USA, Ltd., 6.25%, due 10/19/75† ‡ 144A	303,800
1,099,000	Blackstone Holdings Finance Co. LLC, 4.75%, due 02/15/23 144A	1,224,798
1,555,000	Blackstone Holdings Finance Co. LLC, Series 1, 6.63%, due 08/15/19 144A	1,763,202
1,475,000	BMW US Capital LLC, 2.25%, due 09/15/23‡ 144A	1,470,653
80,000	Boise Cascade Co., 5.63%, due 09/01/24¤ 144A	81,600
1,835,000	Boston Properties, LP REIT, 5.63%, due 11/15/20	2,085,947
425,000	BP Capital Markets Plc, 3.02%, due 01/16/27‡	432,256
280,000	BPCE SA, 4.50%, due 03/15/25 144A	283,110
415,000	BPCE SA, 5.70%, due 10/22/23 144A	452,721
437,152	British Airways 2013-1 Class A Pass Through Trust, 4.63%, due 12/20/25 144A	469,248
280,000	Building Materials Corp. of America, 5.38%, due 11/15/24¤ 144A	289,800
280,000	Bunge, Ltd. Finance Corp., 8.50%, due 06/15/19	328,495
859,000	Canadian Pacific Railway Co., 6.13%, due 09/15/15#	1,065,570
310,000	Capital One Financial Corp., 2.45%, due 04/24/19	316,944
585,000	Capital One Financial Corp., 3.75%, due 07/28/26	588,263
460,000	Capital One Financial Corp., 4.20%, due 10/29/25	480,812
1,085,000	Capital One NA/Mclean VA, 2.25%, due 09/13/21	1,085,851

See accompanying Notes to the Financial Statements.	53

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

550,000	Capital One NA/Mclean VA, 2.35%, due 08/17/18	556,936
1,882,000	Carlyle Holdings II Finance LLC, 5.63%, due 03/30/43 144A	2,046,739
915,000	Carnival Corp., 1.88%, due 12/15/17	922,475
225,000	Cascades, Inc., 5.50%, due 07/15/22 144A	229,781
375,000	CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, due 04/15/23	401,676
210,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, due 05/01/27 144A	224,175
1,547,000	CDP Financial, Inc., 3.15%, due 07/24/24 144A	1,656,962
385,000	Celgene Corp., 5.00%, due 08/15/45	435,202
235,000	Cemex SAB de CV, 6.13%, due 05/05/25‡ 144A	242,050
290,000	Cenovus Energy, Inc., 4.45%, due 09/15/42	240,149
5,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.46%, due 07/23/22‡ 144A	5,402
1,511,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, due 07/23/25 144A	1,669,655
195,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.38%, due 10/23/35 144A	230,326
597,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, due 10/23/45 144A	724,549
326,000	Chemours Co. (The), 6.63%, due 05/15/23‡	319,480
800,000	Cigna Corp., 5.38%, due 02/15/42	970,556
175,000	Cimarex Energy Co., 4.38%, due 06/01/24	183,067
80,000	Cincinnati Bell, Inc., 7.00%, due 07/15/24¤ 144A	82,200
814,000	Citigroup, Inc., 2.15%, due 07/30/18	821,582
789,000	Citigroup, Inc., 2.26%, due 09/01/23†	793,433
1,374,000	Citigroup, Inc., 2.70%, due 03/30/21‡	1,405,300
425,000	Citigroup, Inc., 3.88%, due 03/26/25	439,393
265,000	Citigroup, Inc., 4.00%, due 08/05/24	278,317
260,000	Citigroup, Inc., 4.05%, due 07/30/22	276,666
180,000	Citigroup, Inc., 4.40%, due 06/10/25	190,927
470,000	Citigroup, Inc., 4.50%, due 01/14/22	519,699
460,000	Citigroup, Inc., 4.60%, due 03/09/26	492,209
130,000	Citigroup, Inc., 5.90%† †††††	134,875
230,000	Citigroup, Inc., 5.95%† †††††	238,551
550,000	Citigroup, Inc., 5.95%† ††††† ‡	561,025
120,000	Citigroup, Inc., 6.13%† ††††† ‡	124,950
410,000	Citigroup, Inc., 6.25%† †††††	441,775
185,000	Clear Channel Worldwide Holdings, Inc., 6.50%, due 11/15/22	193,556
1,614,000	Cleveland Clinic Foundation (The), 4.86%, due 01/01/14#	1,820,476
350,000	CNO Financial Group, Inc., 5.25%, due 05/30/25	349,125
495,000	Columbia Pipeline Group, Inc., 4.50%, due 06/01/25	538,597
3,230,000	Comcast Corp., 4.25%, due 01/15/33	3,593,931
349,000	Comcast Corp., 6.40%, due 05/15/38	486,513
130,000	Comcast Corp., 6.50%, due 01/15/17	131,985
20,000	Comcast Corp., 6.50%, due 11/15/35	27,791
90,000	Comcast Corp., 6.95%, due 08/15/37	131,463
200,000	Comcel Trust via Comunicaciones Celulares SA, 6.88%, due 02/06/24‡ 144A	206,640
160,000	Commercial Metals Co., 7.35%, due 08/15/18	173,600
350,000	Commerzbank AG, 8.13%, due 09/19/23 144A	403,987

54	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

250,000	ConocoPhillips Co., 4.95%, due 03/15/26‡	282,320
575,000	ConocoPhillips Holding Co., 6.95%, due 04/15/29	732,823
400,000	Consumers Energy Co., 3.25%, due 08/15/46	394,693
1,370,942	Continental Airlines 2007-1 Class A Pass Through Trust, 5.98%, due 10/19/23	1,547,451
282,552	Continental Airlines 2012-1 Class B Pass Through Trust, 6.25%, due 10/11/21	303,391
550,000	Continental Resources, Inc., 5.00%, due 09/15/22‡	550,000
295,000	Corp. Andina de Fomento, 2.13%, due 09/27/21	295,590
95,000	Cortes NP Acquisition Corp., 9.25%, due 10/15/24¤ †††† 144A	95,000
1,526,000	Cox Communications, Inc., 3.35%, due 09/15/26 144A	1,541,457
305,000	Credit Acceptance Corp., 6.13%, due 02/15/21	308,050
300,000	Credit Agricole SA, 6.63%† ††††† ‡ 144A	288,237
300,000	Credit Agricole SA, 7.88%† ††††† 144A	301,314
250,000	Credit Agricole SA, 8.13%, due 09/19/33† 144A	270,625
500,000	Credit Suisse Group Funding Guernsey, Ltd., 2.75%, due 03/26/20	502,233
250,000	Credito Real SAB de CV SOFOM ER, 7.50%, due 03/13/19 144A	261,250
345,000	Crown Castle International Corp. REIT, 4.45%, due 02/15/26	379,621
52,000	Crown Castle Towers LLC, 4.88%, due 08/15/40 144A	56,886
335,000	Crown Castle Towers LLC, 6.11%, due 01/15/40 144A	371,573
1,160,000	CVS Health Corp., 2.75%, due 12/01/22	1,195,973
200,000	CVS Health Corp., 2.88%, due 06/01/26	203,380
620,000	CVS Health Corp., 5.13%, due 07/20/45	761,739
3,000,275	CVS Pass-Through Trust, 7.51%, due 01/10/32 144A	3,838,020
578,000	DCP Midstream LLC, 5.35%, due 03/15/20 144A	595,340
240,000	DCP Midstream LLC, 5.85%, due 05/21/43† 144A	200,400
245,000	DCP Midstream LLC, 9.75%, due 03/15/19 144A	273,359
240,000	DCP Midstream Operating, LP, 2.70%, due 04/01/19	234,900
225,000	DCP Midstream Operating, LP, 3.88%, due 03/15/23	216,000
345,000	Delphi Automotive Plc, 4.25%, due 01/15/26	376,544
1,002,064	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, due 02/10/24	1,186,193
375,000	Deutsche Bank AG, 3.38%, due 05/12/21	367,212
670,000	Devon Energy Corp., 7.95%, due 04/15/32	822,841
250,000	Dexia Credit Local SA, 1.88%, due 09/15/21 144A	249,819
215,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, due 06/01/19 144A	221,261
185,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 4.42%, due 06/15/21 144A	193,548
835,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, due 06/15/26 144A	917,080
65,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 7.13%, due 06/15/24‡ 144A	71,534
280,000	Digicel, Ltd., 6.75%, due 03/01/23 144A	248,500
550,000	Discover Bank/Greenwood DE, 2.60%, due 11/13/18	558,528
665,000	Discover Financial Services, 3.75%, due 03/04/25	674,138
690,000	Discover Financial Services, 3.95%, due 11/06/24	707,516
270,000	Discover Financial Services, 5.20%, due 04/27/22	297,619
115,000	Dominion Resources, Inc., 2.85%, due 08/15/26‡	114,628
400,000	Dominion Resources, Inc., 4.45%, due 03/15/21	440,197
400,000	Dow Chemical Co. (The), 4.38%, due 11/15/42‡	408,772
2,589,000	Duke Energy Corp., 3.55%, due 09/15/21	2,782,165
420,000	Duke Energy Florida LLC, 3.40%, due 10/01/46	410,689
195,000	Duke Energy Progress LLC, 3.70%, due 10/15/46	201,504
54,000	Eagle Materials, Inc., 4.50%, due 08/01/26	54,814

See accompanying Notes to the Financial Statements.	55

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

200,000	eBay, Inc., 2.50%, due 03/09/18‡	202,899
110,000	Ecolab, Inc., 4.35%, due 12/08/21	123,642
190,000	El Paso Natural Gas Co. LLC, 8.38%, due 06/15/32	237,309
1,238,000	Electricite de France SA, 3.63%, due 10/13/25‡ 144A	1,303,218
235,000	Electricite de France SA, 5.25%† ††††† 144A	230,617
730,000	Electronic Arts, Inc., 4.80%, due 03/01/26	805,405
360,000	Emera US Finance, LP, 3.55%, due 06/15/26 144A	373,852
200,000	Enbridge Energy Partners, LP, 4.38%, due 10/15/20	211,120
295,000	Energy Transfer Partners, LP, 5.15%, due 03/15/45	274,233
203,000	Energy Transfer Partners, LP, 9.70%, due 03/15/19	233,032
310,000	EnerSys, 5.00%, due 04/30/23 144A	311,162
39,000	Engility Corp., 8.88%, due 09/01/24 144A	39,634
275,000	Enova International, Inc., 9.75%, due 06/01/21	247,500
460,000	Enterprise Products Operating LLC, 3.75%, due 02/15/25	477,550
310,000	Enterprise Products Operating LLC, 3.95%, due 02/15/27‡	325,516
440,000	Enterprise Products Operating LLC, 4.46%, due 08/01/66†	415,294
1,934,000	ERAC USA Finance LLC, 2.80%, due 11/01/18¤ 144A	1,978,904
2,045,000	Escrow GCB General Motors, 8.38%, due 07/15/49**** ¤ †††	—
1,169,000	Exelon Corp., 5.10%, due 06/15/45	1,361,683
912,000	Exelon Generation Co. LLC, 4.25%, due 06/15/22	979,958
645,000	Expedia, Inc., 5.00%, due 02/15/26 144A	680,107
1,270,000	Express Scripts Holding Co., 3.40%, due 03/01/27	1,279,940
595,000	Express Scripts Holding Co., 4.50%, due 02/25/26	653,850
405,000	Fidelity National Information Services, Inc., 2.85%, due 10/15/18	415,840
540,000	Fidelity National Information Services, Inc., 3.63%, due 10/15/20	573,290
1,303,000	Fifth Third Bancorp, 2.88%, due 07/27/20	1,354,143
150,000	FirstEnergy Corp., 2.75%, due 03/15/18	151,796
245,000	FirstEnergy Corp., Series C, 7.38%, due 11/15/31	319,094
250,000	Flagstar Bancorp, Inc., 6.13%, due 07/15/21 144A	254,914
205,000	Florida East Coast Holdings Corp., 6.75%, due 05/01/19 144A	211,150
765,000	Ford Motor Co., 4.75%, due 01/15/43‡	795,547
550,000	Ford Motor Credit Co. LLC, 2.55%, due 10/05/18	558,339
1,875,000	Ford Motor Credit Co. LLC, 5.88%, due 08/02/21	2,142,609
350,000	Ford Motor Credit Co. LLC, 8.00%, due 12/15/16	354,973
580,000	Ford Motor Credit Co. LLC, 8.13%, due 01/15/20	685,483
200,000	Fresenius US Finance II, Inc., 4.50%, due 01/15/23 144A	209,500
295,000	Frontier Communications Corp., 8.88%, due 09/15/20	319,337
200,000	GCI, Inc., 6.88%, due 04/15/25‡	206,000
488,000	GE Capital International Funding Co., 4.42%, due 11/15/35	548,804
80,000	General Electric Capital Corp., 4.38%, due 09/16/20	88,687
310,000	General Electric Co., 4.50%, due 03/11/44	357,768
645,000	General Electric Co., 5.00%† †††††	686,731
450,000	General Motors Co., 4.00%, due 04/01/25	460,848
630,000	General Motors Co., 4.88%, due 10/02/23	683,573
355,000	General Motors Co., 6.25%, due 10/02/43	420,462
310,000	General Motors Financial Co., Inc., 3.45%, due 04/10/22	314,817
1,045,000	General Motors Financial Co., Inc., 3.50%, due 07/10/19	1,077,266
560,000	General Motors Financial Co., Inc., 4.00%, due 01/15/25	566,255

56	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

2,079,000	General Motors Financial Co., Inc., 4.20%, due 03/01/21	2,190,023
205,000	General Motors Financial Co., Inc., 5.25%, due 03/01/26	225,562
475,000	Gilead Sciences, Inc., 2.50%, due 09/01/23‡	480,480
30,000	Glencore Finance Canada, Ltd., 5.80%, due 11/15/16‡ 144A	30,106
944,000	Glencore Funding LLC, 2.13%, due 04/16/18 144A	937,742
350,000	GLP Capital, LP/GLP Financing II, Inc., 4.88%, due 11/01/20	378,875
200,000	GLP Capital, LP/GLP Financing II, Inc., 5.38%, due 04/15/26	215,500
265,000	Goldcorp, Inc., 3.63%, due 06/09/21	279,621
285,000	Goldman Sachs Group (The), Inc., 2.00%, due 04/25/19	287,071
919,000	Goldman Sachs Group (The), Inc., 2.63%, due 04/25/21	934,165
585,000	Goldman Sachs Group (The), Inc., 3.75%, due 05/22/25	615,395
85,000	Goldman Sachs Group (The), Inc., 3.75%, due 02/25/26	89,425
150,000	Goldman Sachs Group (The), Inc., 4.00%, due 03/03/24	161,328
245,000	Goldman Sachs Group (The), Inc., 4.75%, due 10/21/45	276,076
290,000	Goldman Sachs Group (The), Inc., 5.15%, due 05/22/45	317,477
125,000	Goldman Sachs Group (The), Inc., 5.30%† ††††† ‡	128,438
565,000	Goldman Sachs Group (The), Inc., 5.38%† †††††	568,516
130,000	Goldman Sachs Group (The), Inc., 5.75%, due 01/24/22	151,176
680,000	Goldman Sachs Group (The), Inc., 5.95%, due 01/18/18	717,648
660,000	Goldman Sachs Group (The), Inc., 6.25%, due 02/01/41	866,018
1,462,000	Goldman Sachs Group (The), Inc., 7.50%, due 02/15/19	1,653,355
460,000	Hartford Financial Services Group (The), Inc., 8.13%, due 06/15/68†	503,700
725,000	HBOS Plc, 6.75%, due 05/21/18 144A	776,687
165,000	HCA, Inc., 4.25%, due 10/15/19	172,425
430,000	HCA, Inc., 5.25%, due 04/15/25	459,562
200,000	HCA, Inc., 5.25%, due 06/15/26	213,000
460,000	HCA, Inc., 5.88%, due 03/15/22	508,300
230,000	HCA, Inc., 7.50%, due 02/15/22	264,500
1,085,000	HCP, Inc., 4.00%, due 06/01/25	1,116,079
205,000	Health Care, Inc. REIT, 3.75%, due 03/15/23	215,578
295,000	Hess Corp., 4.30%, due 04/01/27	297,909
145,000	Home Depot (The), Inc., 3.50%, due 09/15/56	142,151
945,000	HP Enterprise Co., 2.45%, due 10/05/17 144A	952,805
175,000	HP Enterprise Co., 2.85%, due 10/05/18 144A	178,391
1,186,000	HP Enterprise Co., 4.40%, due 10/15/22‡ 144A	1,266,279
740,000	HSBC Finance Corp., 6.68%, due 01/15/21	851,996
270,000	HSBC Holdings Plc, 6.88%† ††††† ‡	281,475
85,000	Hughes Satellite Systems Corp., 5.25%, due 08/01/26 144A	84,150
270,000	Huntington Ingalls Industries, Inc., 5.00%, due 12/15/21 144A	284,512
195,000	Huntington Ingalls Industries, Inc., 5.00%, due 11/15/25 144A	206,700
1,260,000	Husky Energy, Inc., 7.25%, due 12/15/19	1,457,453
420,000	Imperial Tobacco Finance Plc, 2.05%, due 02/11/18 144A	422,652
385,000	ING Bank NV, 5.80%, due 09/25/23 144A	430,972
1,253,000	Intercontinental Exchange, Inc., 2.75%, due 12/01/20	1,303,013
200,000	International Game Technology Plc, 6.50%, due 02/15/25 144A	216,500
220,000	International Lease Finance Corp., 5.88%, due 04/01/19	236,225
450,000	International Paper Co., 4.40%, due 08/15/47	456,981
350,000	Iron Mountain, Inc., 6.00%, due 08/15/23	375,375

See accompanying Notes to the Financial Statements.	57

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

310,000	Iron Mountain, Inc. REIT, 5.75%, due 08/15/24	320,075
260,000	Israel Electric Corp., Ltd., 6.88%, due 06/21/23 144A	312,000
400,000	Israel Electric Corp., Ltd., 7.25%, due 01/15/19‡ 144A	445,500
270,000	Jabil Circuit, Inc., 4.70%, due 09/15/22	284,413
500,000	Jefferies Group LLC, 5.13%, due 01/20/23	533,413
485,000	Jefferies Group LLC, 6.88%, due 04/15/21	566,400
175,000	Jefferies Group LLC, 8.50%, due 07/15/19‡	201,586
220,000	John Deere Capital Corp., 2.25%, due 04/17/19	225,151
855,000	JPMorgan Chase & Co., 2.55%, due 10/29/20‡	871,353
330,000	JPMorgan Chase & Co., 3.20%, due 06/15/26	339,092
300,000	JPMorgan Chase & Co., 3.25%, due 09/23/22	314,920
1,430,000	JPMorgan Chase & Co., 3.38%, due 05/01/23‡	1,471,393
90,000	JPMorgan Chase & Co., 4.35%, due 08/15/21‡	98,889
200,000	JPMorgan Chase & Co., 4.50%, due 01/24/22	221,620
705,000	JPMorgan Chase & Co., 4.63%, due 05/10/21	781,228
925,000	JPMorgan Chase & Co., 5.30%† †††††	940,031
1,250,000	JPMorgan Chase & Co., Subordinated Note, 6.13%, due 06/27/17	1,292,332
822,000	Juniper Networks, Inc., 3.13%, due 02/26/19	844,429
950,000	Kentucky Power Co., 6.00%, due 09/15/17 144A	989,904
290,000	Kerr-McGee Corp., 6.95%, due 07/01/24	349,156
2,500,000	Kinder Morgan Energy Partners, LP, 4.15%, due 02/01/24	2,555,057
185,000	Kinder Morgan Energy Partners, LP, 7.75%, due 03/15/32	222,729
210,000	Kinder Morgan, Inc., 4.30%, due 06/01/25	218,640
445,000	Kinder Morgan, Inc., 5.55%, due 06/01/45	458,163
1,240,000	KKR Group Finance Co. II LLC, 5.50%, due 02/01/43 144A	1,310,561
688,000	KKR Group Finance Co. LLC, 6.38%, due 09/29/20 144A	801,387
325,000	Koppers, Inc., 7.88%, due 12/01/19‡	332,312
360,000	Kraft Foods Group, Inc., 3.50%, due 06/06/22	382,995
349,000	Kraft Foods Group, Inc., 5.38%, due 02/10/20	389,938
465,000	Kraft Heinz Foods Co., 2.00%, due 07/02/18	469,491
225,000	Kraft Heinz Foods Co., 3.00%, due 06/01/26	227,258
95,000	Kraft Heinz Foods Co., 4.38%, due 06/01/46	100,935
185,000	Kraft Heinz Foods Co., 4.88%, due 02/15/25 144A	204,174
170,000	Kraft Heinz Foods Co., 5.00%, due 07/15/35	196,931
325,000	Kraft Heinz Foods Co., 5.20%, due 07/15/45‡	385,881
400,000	Kroger Co. (The), Senior Note, 6.15%, due 01/15/20	454,941
300,000	L Brands, Inc., 5.63%, due 10/15/23	336,375
370,000	L Brands, Inc., 6.63%, due 04/01/21	428,275
195,000	L Brands, Inc., 6.88%, due 11/01/35	213,525
205,000	Lam Research Corp., 3.90%, due 06/15/26	213,876
134,000	Lear Corp., 5.25%, due 01/15/25	145,725
470,000	Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86%**** ††† †††††	165
270,000	Lehman Brothers Holdings, Inc., (MTN), Series I, 6.75%, due 12/28/17**** †††	95
890,000	Lehman Brothers Holdings, Inc., Subordinated Note, 6.50%, due 07/19/17**** †††	312
390,000	Leucadia National Corp., 5.50%, due 10/18/23	408,799
1,150,000	Liberty Mutual Group, Inc., 4.25%, due 06/15/23 144A	1,245,898
2,037,000	Liberty Mutual Group, Inc., 4.95%, due 05/01/22 144A	2,275,802

58	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

241,000	Liberty Mutual Group, Inc., Junior Subordinated Note, Series A, 7.80%, due 03/07/87 144A	282,572
225,000	LifePoint Health, Inc., 5.38%, due 05/01/24 144A	225,563
300,000	Lloyds Banking Group Plc, 7.50%† †††††	310,560
845,000	Lloyds Banking Group Plc, Subordinated Note, 4.65%, due 03/24/26	871,154
305,000	Lockheed Martin Corp., 2.90%, due 03/01/25	315,100
275,000	Lockheed Martin Corp., 4.70%, due 05/15/46	328,121
215,000	LSC Communications, Inc., 8.75%, due 10/15/23¤ 144A	215,000
1,010,000	LyondellBasell Industries NV, 5.00%, due 04/15/19	1,084,603
500,000	Macquarie Bank, Ltd., 4.88%, due 06/10/25 144A	526,969
55,000	Magellan Midstream Partners, LP, 4.25%, due 09/15/46	55,064
700,000	Marriott International, Inc., 3.13%, due 06/15/26	708,939
230,000	Martin Marietta Materials, Inc., 4.25%, due 07/02/24	245,433
200,000	Masco Corp., 4.38%, due 04/01/26	211,500
200,000	Masco Corp., 4.45%, due 04/01/25	213,500
725,000	Massachusetts Institute of Technology, 4.68%, due 07/01/14#	855,264
235,000	Match Group, Inc., 6.38%, due 06/01/24	256,444
210,000	MDC Partners, Inc., 6.50%, due 05/01/24‡ 144A	195,300
205,000	MEDNAX, Inc., 5.25%, due 12/01/23 144A	216,019
70,000	Medtronic, Inc., 3.13%, due 03/15/22	74,194
190,000	Medtronic, Inc., 3.15%, due 03/15/22	202,176
600,000	Medtronic, Inc., 3.50%, due 03/15/25	646,831
384,000	Medtronic, Inc., 4.38%, due 03/15/35‡	435,992
320,000	Medtronic, Inc., 4.63%, due 03/15/45	376,944
625,000	Merck & Co., Inc., 4.15%, due 05/18/43‡	708,771
1,152,000	MetLife, Inc., 3.00%, due 03/01/25	1,173,499
105,000	MetLife, Inc., 4.75%, due 02/08/21	117,613
275,000	MetLife, Inc., Subordinated Note, 6.40%, due 12/15/66	305,078
65,000	MGIC Investment Corp., 5.75%, due 08/15/23	67,763
220,000	Micron Technology, Inc., 5.88%, due 02/15/22‡	225,225
195,000	Micron Technology, Inc., 7.50%, due 09/15/23‡ 144A	217,082
410,000	Microsoft Corp., 3.95%, due 08/08/56	416,631
540,000	Microsoft Corp., 4.45%, due 11/03/45	615,489
195,000	Midcontinent Communications & Midcontinent Finance Corp., 6.88%, due 08/15/23 144A	208,650
250,000	Millicom International Cellular SA, 4.75%, due 05/22/20‡ 144A	253,763
205,000	Millicom International Cellular SA, 6.63%, due 10/15/21 144A	214,297
165,630	Miran Mid-Atlantic Series C Pass Through Trust, 10.06%, due 12/30/28	126,914
255,000	Molina Healthcare, Inc., 5.38%, due 11/15/22‡	264,562
160,000	Molson Coors Brewing Co., 1.45%, due 07/15/19	159,644
375,000	Molson Coors Brewing Co., 3.00%, due 07/15/26	378,376
255,000	Morgan Stanley, 2.45%, due 02/01/19	259,741
921,000	Morgan Stanley, 3.88%, due 04/29/24	986,620
405,000	Morgan Stanley, 3.88%, due 01/27/26	430,824
70,000	Morgan Stanley, 4.75%, due 03/22/17	71,161
325,000	Morgan Stanley, 5.45%† †††††	326,492
435,000	Morgan Stanley, 5.50%, due 01/26/20	482,703
2,322,000	Morgan Stanley, 7.30%, due 05/13/19	2,640,555

See accompanying Notes to the Financial Statements.	59

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

1,720,000	Morgan Stanley, (MTN), 4.10%, due 05/22/23	1,821,133
1,000,000	Morgan Stanley, (MTN), Series F, 6.63%, due 04/01/18	1,071,863
112,000	MPLX, LP, 4.00%, due 02/15/25‡	110,570
353,000	MPLX, LP, 4.88%, due 12/01/24‡	365,714
195,000	MPT Operating Partnership, LP/MPT Finance Corp. REIT, 6.38%, due 02/15/22	204,019
225,000	MTN Mauritius Investment, Ltd., 4.76%, due 11/11/24 144A	218,813
334,000	Mylan NV, 2.50%, due 06/07/19 144A	337,183
830,000	Mylan NV, 3.95%, due 06/15/26 144A	837,894
1,150,000	Myriad International Holdings BV, 5.50%, due 07/21/25¤ 144A	1,238,837
230,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, due 07/01/21	226,550
235,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 7.88%, due 10/01/20	239,982
195,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 9.63%, due 05/01/19‡	204,994
350,000	Navient Corp., (MTN), 8.45%, due 06/15/18	377,125
237,000	Nemak SAB de CV, 5.50%, due 02/28/23 144A	242,688
42,000	Newell Brands, Inc., 2.15%, due 10/15/18	42,618
495,000	Newell Brands, Inc., 4.20%, due 04/01/26‡	539,732
335,000	NewStar Financial, Inc., 7.25%, due 05/01/20	331,650
220,000	NextEra Energy Capital Holdings, Inc., 1.65%, due 09/01/18	220,973
205,000	NextEra Energy Capital Holdings, Inc., 2.30%, due 04/01/19	208,378
285,000	Nippon Life Insurance Co., 5.10%, due 10/16/44† 144A	314,597
780,000	Noble Energy, Inc., 4.15%, due 12/15/21	830,308
200,000	Noble Energy, Inc., 5.05%, due 11/15/44	198,193
1,403,000	Noble Energy, Inc., 8.25%, due 03/01/19	1,605,986
195,000	Norbord, Inc., 6.25%, due 04/15/23 144A	208,163
510,000	Norfolk Southern Corp., 4.65%, due 01/15/46	590,518
220,000	Northern States Power Co., 4.13%, due 05/15/44	249,218
360,000	NOVA Chemicals Corp., 5.00%, due 05/01/25 144A	365,400
70,000	Novelis Corp., 5.88%, due 09/30/26¤ 144A	71,838
739,000	NRG Energy, Inc., 6.25%, due 05/01/24‡	753,780
315,000	NRG Energy, Inc., 6.63%, due 01/15/27‡ 144A	309,094
595,000	NRG Yield Operating LLC, 5.38%, due 08/15/24‡	614,337
225,000	NRG Yield, Inc., 3.25%, due 06/01/20 144A	221,484
325,000	NXP BV/NXP Funding LLC, 5.75%, due 03/15/23 144A	349,375
315,000	Occidental Petroleum Corp., 3.40%, due 04/15/26‡	332,725
210,000	Omega Healthcare Investors, Inc. REIT, 4.50%, due 01/15/25	213,997
240,000	Omega Healthcare Investors, Inc. REIT, 4.95%, due 04/01/24	252,672
195,000	Omega Healthcare Investors, Inc. REIT, 5.25%, due 01/15/26	208,282
300,000	Omnicom Group, Inc., 3.60%, due 04/15/26	317,692
205,000	Open Text Corp., 5.88%, due 06/01/26‡ 144A	214,994
320,000	Oracle Corp., 4.30%, due 07/08/34	347,690
240,000	Owens Corning, 3.40%, due 08/15/26	241,605
290,000	Owens Corning, 4.20%, due 12/15/22	311,971
460,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34	615,215
730,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.50%, due 06/15/19¤ 144A	741,159
590,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, due 02/01/22 144A	614,279
370,000	PepsiCo, Inc., 1.50%, due 02/22/19	372,589
280,000	Petroleos Mexicanos, 4.88%, due 01/24/22	286,300
255,000	Petroleos Mexicanos, 6.50%, due 06/02/41	249,263

60	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

1,006,000	Phillips 66 Partners, LP, 3.61%, due 02/15/25	1,013,531
410,000	Platform Specialty Products Corp., 6.50%, due 02/01/22‡ 144A	400,775
1,190,000	PNC Bank NA, 2.95%, due 01/30/23	1,226,158
200,000	Popular, Inc., 7.00%, due 07/01/19	207,000
185,000	Post Holdings, Inc., 7.75%, due 03/15/24 144A	208,125
540,000	PPL Capital Funding, Inc., 5.00%, due 03/15/44	610,987
195,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, due 05/15/23 144A	213,038
95,000	Private Export Funding Corp., 1.88%, due 07/15/18	96,583
90,000	Providence St. Joseph Health Obligated Group, 2.75%, due 10/01/26	91,248
205,000	Prudential Financial, Inc., 5.20%, due 03/15/44†	211,663
190,000	Prudential Financial, Inc., 5.88%, due 09/15/42†	209,855
1,000,000	Prudential Financial, Inc., 7.38%, due 06/15/19	1,151,676
1,460,000	Public Service Electric & Gas Co., 2.25%, due 09/15/26	1,456,912
170,000	QEP Resources, Inc., 6.88%, due 03/01/21‡	178,075
245,000	Qorvo, Inc., 6.75%, due 12/01/23‡	265,212
245,000	Qorvo, Inc., 7.00%, due 12/01/25	267,050
430,000	Quicken Loans, Inc., 5.75%, due 05/01/25‡ 144A	428,925
205,000	Quintiles Transnational Corp., 4.88%, due 05/15/23 144A	211,663
400,000	QVC, Inc., 4.38%, due 03/15/23	401,629
265,000	QVC, Inc., 5.13%, due 07/02/22	281,237
300,000	QVC, Inc., 5.45%, due 08/15/34	278,450
500,000	Rabobank Nederland NV, 11.00%† ††††† 144A	607,500
160,000	Radian Group, Inc., 5.25%, due 06/15/20	169,600
290,000	Radian Group, Inc., 7.00%, due 03/15/21	326,250
255,000	Rain CII Carbon LLC/CII Carbon Corp., 8.25%, due 01/15/21 144A	249,900
1,207,000	Realty Income Corp. REIT, 4.65%, due 08/01/23	1,332,419
890,000	Regency Energy Partners, LP/Regency Energy Finance Corp., 5.50%, due 04/15/23	919,652
205,000	Revlon Consumer Products Corp., 5.75%, due 02/15/21	210,125
215,000	Revlon Consumer Products Corp., 6.25%, due 08/01/24‡ 144A	222,525
920,000	Rio Tinto Finance USA, Ltd., 9.00%, due 05/01/19	1,087,532
250,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 6.13%, due 08/15/21¤ 144A	258,750
1,500,000	Rogers Communications, Inc., 6.80%, due 08/15/18	1,644,688
500,000	Royal Bank of Scotland Group Plc, 3.88%, due 09/12/23	492,737
315,000	Royal Bank of Scotland Group Plc, 4.80%, due 04/05/26	324,571
205,000	Royal Bank of Scotland Group Plc, 8.00%† †††††	193,213
455,000	S&P Global, Inc., 4.00%, due 06/15/25	493,807
67,000	S&P Global, Inc., 4.40%, due 02/15/26	75,010
320,000	Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/01/25	346,000
630,000	Santander Holdings USA, Inc., 2.70%, due 05/24/19	638,259
380,000	Santander UK Group Holdings Plc, 4.75%, due 09/15/25 144A	381,548
1,795,000	Schlumberger Holdings Corp., 3.00%, due 12/21/20‡ 144A	1,872,797
295,000	Scripps Networks Interactive, Inc., 3.95%, due 06/15/25	310,042
280,000	Select Medical Corp., 6.38%, due 06/01/21‡	276,850
1,220,000	Sempra Energy, 2.40%, due 03/15/20	1,244,010
275,000	Service Corp. International/US, 5.38%, due 05/15/24	292,875
2,232,000	Shell International Finance BV, 1.75%, due 09/12/21	2,221,246
580,000	Shell International Finance BV, 4.38%, due 05/11/45	627,623

See accompanying Notes to the Financial Statements.	61

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

465,000	Shire Acquisitions Investments Ireland DAC, 1.90%, due 09/23/19	465,095
485,000	Shire Acquisitions Investments Ireland DAC, 2.88%, due 09/23/23	488,098
1,120,000	Shire Acquisitions Investments Ireland DAC, 3.20%, due 09/23/26	1,127,716
2,220,000	Siemens Financieringsmaatschappij NV, 1.70%, due 09/15/21 144A	2,204,704
850,000	Simon Property Group, LP REIT, 6.75%, due 02/01/40	1,223,663
260,000	Sinclair Television Group, Inc., 5.63%, due 08/01/24 144A	266,500
500,000	Sinopec Group Overseas Development 2015, Ltd., 2.50%, due 04/28/20 144A	509,225
215,000	Sirius XM Radio, Inc., 5.25%, due 08/15/22 144A	228,169
205,000	Sirius XM Radio, Inc., 5.38%, due 04/15/25 144A	212,175
290,000	Sirius XM Radio, Inc., 5.38%, due 07/15/26‡ 144A	298,700
210,000	Sixsigma Networks Mexico SA de CV, 8.25%, due 11/07/21 144A	206,850
335,000	Societe Generale SA, 7.38%¤ † ††††† ‡ 144A	329,137
325,000	Societe Generale SA, 8.00%† ††††† 144A	327,437
200,000	Societe Generale SA, Reg S, 8.25%† ††††† ‡‡‡	203,387
2,823,000	Southern Co. (The), 3.25%, due 07/01/26	2,929,876
1,260,000	Southern Co. Gas Capital Corp., 2.45%, due 10/01/23	1,269,062
630,000	Southern Copper Corp., 5.25%, due 11/08/42‡	598,812
695,000	Standard Chartered Plc, 2.10%, due 08/19/19¤ 144A	695,204
245,000	State Grid Overseas Investment 2014, Ltd., 2.75%, due 05/07/19 144A	252,172
850,000	State Street Corp., 4.96%, due 03/15/18	887,691
395,000	State Street Corp., 5.25%† †††††	417,712
18,000	Stearns Holdings LLC, 9.38%, due 08/15/20 144A	17,550
310,000	Stifel Financial Corp., 4.25%, due 07/18/24	314,090
465,000	Sumitomo Mitsui Banking Corp., 2.45%, due 01/10/19	473,111
220,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, due 07/01/21	228,800
922,000	Sunoco Logistics Partners Operations, LP, 3.45%, due 01/15/23	922,901
225,000	Sunoco Logistics Partners Operations, LP, 3.90%, due 07/15/26‡	229,890
271,000	Sunoco Logistics Partners Operations, LP, 4.40%, due 04/01/21	291,004
275,000	Sunoco, LP/Sunoco Finance Corp., 6.25%, due 04/15/21 144A	283,937
260,000	SUPERVALU, Inc., 7.75%, due 11/15/22‡	249,600
1,085,000	Svenska Handelsbanken AB, 1.88%, due 09/07/21	1,079,850
440,000	Synchrony Financial, 3.70%, due 08/04/26	437,761
180,000	Synovus Financial Corp., 7.88%, due 02/15/19	200,025
190,000	T-Mobile USA, Inc., 6.13%, due 01/15/22‡	202,588
195,000	T-Mobile USA, Inc., 6.25%, due 04/01/21‡	205,359
100,000	Tallgrass Energy Partners, LP/Tallgrass Energy Finance Corp., 5.50%, due 09/15/24¤ 144A	101,000
270,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, due 04/15/21 144A	280,125
845,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	1,151,072
195,000	Telecom Italia Capital SA, Guaranteed Senior Note, 7.20%, due 07/18/36	208,650
1,568,000	Telefonaktiebolaget LM Ericsson, 4.13%, due 05/15/22	1,690,351
260,000	Telefonos de Mexico SAB de CV, 5.50%, due 11/15/19	288,754
90,000	Tenet Healthcare Corp., 4.50%, due 04/01/21	91,013
350,000	Tenet Healthcare Corp., 6.00%, due 10/01/20	371,000
300,000	Tesoro Logistics, LP/Tesoro Logistics Finance Corp., 6.13%, due 10/15/21	313,875
200,000	Tesoro Logistics, LP/Tesoro Logistics Finance Corp., 6.38%, due 05/01/24	215,500

62	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

1,649,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, due 10/01/26‡	1,660,162
40,000	Teva Pharmaceutical Finance Netherlands III BV, 4.10%, due 10/01/46‡	39,981
220,000	Thermo Fisher Scientific, Inc., 3.60%, due 08/15/21	234,236
70,000	Time Warner Cable LLC, 4.13%, due 02/15/21	74,372
740,000	Time Warner Cable LLC, 5.85%, due 05/01/17	758,586
2,055,000	Time Warner Cable LLC, 8.25%, due 04/01/19	2,367,617
971,000	Time Warner Cos., Inc., 7.57%, due 02/01/24	1,255,055
245,000	Time Warner, Inc., 3.60%, due 07/15/25	261,087
605,000	Time Warner, Inc., 3.88%, due 01/15/26	656,547
260,000	Time Warner, Inc., 4.70%, due 01/15/21	289,419
200,000	Time Warner, Inc., 4.75%, due 03/29/21	224,203
380,000	Time Warner, Inc., 7.70%, due 05/01/32	541,694
370,000	Tops Holding LLC/Tops Markets II Corp., 8.00%, due 06/15/22 144A	334,850
550,000	Total System Services, Inc., 4.80%, due 04/01/26	610,182
130,000	Transocean, Inc., 6.80%, due 12/15/16	130,772
600,000	Trinity Industries, Inc., 4.55%, due 10/01/24	597,676
310,000	Tutor Perini Corp., 7.63%, due 11/01/18‡	311,744
3,393,825	United Airlines 2014-1 Class A Pass Through Trust, 4.00%, due 10/11/27	3,644,120
423,103	United Airlines 2014-2 Class A Pass Through Trust, 3.75%, due 03/03/28	445,845
190,000	United Airlines 2016-1 Class A Pass Through Trust, 3.45%, due 01/07/30	198,313
205,000	United Rentals North America, Inc., 5.50%, due 07/15/25‡	209,869
205,000	United Rentals North America, Inc., 5.75%, due 11/15/24	213,713
105,000	United Rentals North America, Inc., 5.88%, due 09/15/26	108,675
665,000	UnitedHealth Group, Inc., 4.38%, due 03/15/42	743,142
200,000	Universal Health Services, Inc., 4.75%, due 08/01/22 144A	207,000
223,845	US Airways 2012-1 Class A Pass Through Trust, 5.90%, due 04/01/26	257,701
163,000	Vale Overseas, Ltd., 6.25%, due 08/10/26	170,694
490,000	Valero Energy Corp., 3.40%, due 09/15/26	487,755
195,000	Vector Group, Ltd., 7.75%, due 02/15/21	206,642
430,000	Ventas Realty, LP REIT, 3.50%, due 02/01/25	444,410
135,000	Ventas Realty, LP REIT, 3.75%, due 05/01/24	142,141
2,000,000	Ventas Realty, LP/Ventas Capital Corp. REIT, 2.70%, due 04/01/20	2,051,102
550,000	VEREIT Operating Partnership, LP REIT, 4.60%, due 02/06/24	572,000
200,000	VeriSign, Inc., 5.25%, due 04/01/25	211,000
625,000	Verisk Analytics, Inc., 4.00%, due 06/15/25	664,843
255,000	Verizon Communications, Inc., 4.40%, due 11/01/34	270,659
1,656,000	Verizon Communications, Inc., 4.52%, due 09/15/48	1,758,510
310,000	Verizon Communications, Inc., 4.67%, due 03/15/55	327,593
1,706,000	Verizon Communications, Inc., 4.86%, due 08/21/46	1,918,723
1,190,000	Verizon Communications, Inc., 5.01%, due 08/21/54	1,319,927
110,000	Verizon Communications, Inc., 5.05%, due 03/15/34	124,002
35,000	Verizon Communications, Inc., 5.15%, due 09/15/23	40,833
820,000	Viacom, Inc., 4.38%, due 03/15/43	755,653
824,000	Virginia Electric & Power Co., 3.15%, due 01/15/26	872,882
495,000	Visa, Inc., 3.15%, due 12/14/25	523,496
360,000	Visa, Inc., 4.30%, due 12/14/45	417,126
198,000	Vista Outdoor, Inc., 5.88%, due 10/01/23 144A	207,900
330,000	Voya Financial, Inc., 5.65%, due 05/15/53†	330,412

See accompanying Notes to the Financial Statements.	63

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

400,000	Walgreens Boots Alliance, Inc., 1.75%, due 05/30/18	402,354
1,855,000	WEA Finance LLC/Westfield UK & Europe Finance Plc, 2.70%, due 09/17/19 144A	1,903,082
200,000	WellCare Health Plans, Inc., 5.75%, due 11/15/20	206,625
250,000	Wells Fargo & Co., 3.45%, due 02/13/23	258,017
90,000	Wells Fargo & Co., 4.60%, due 04/01/21	99,424
200,000	Wells Fargo & Co., 4.65%, due 11/04/44	210,896
595,000	Wells Fargo & Co., 5.88%† †††††	646,319
225,000	Wells Fargo & Co., 5.90%† †††††	233,438
290,000	Wells Fargo & Co., Class A, Series K, 7.98%† †††††	303,441
1,100,000	Welltower, Inc., 4.50%, due 01/15/24	1,202,965
195,000	Western Digital Corp., 7.38%, due 04/01/23‡ 144A	214,988
240,000	Westlake Chemical Corp., 4.63%, due 02/15/21‡ 144A	251,400
170,000	WestRock RKT Co., 3.50%, due 03/01/20	177,659
1,000,000	Weyerhaeuser Co., 7.38%, due 10/01/19	1,150,430
575,000	Whole Foods Market, Inc., 5.20%, due 12/03/25 144A	625,627
565,000	Williams Partners LP/ACMP Finance Corp., 4.88%, due 03/15/24	571,730
230,000	Williams Partners, LP/ACMP Finance Corp., 4.88%, due 05/15/23	232,921
290,000	Williams Partners, LP/Williams Partners Finance Corp., 7.25%, due 02/01/17	295,326
200,000	Wind Acquisition Finance SA, 7.38%, due 04/23/21 144A	209,500
80,000	WM Wrigley Jr Co., 2.40%, due 10/21/18 144A	81,338
320,000	WM Wrigley Jr Co., 2.90%, due 10/21/19 144A	331,316
90,000	WM Wrigley Jr Co., 3.38%, due 10/21/20 144A	95,356
355,000	WMG Acquisition Corp., 6.75%, due 04/15/22‡ 144A	377,187
500,000	Xerox Corp., 2.75%, due 03/15/19	502,201
420,000	XPO Logistics, Inc., 6.50%, due 06/15/22‡ 144A	438,900
210,000	Zebra Technologies Corp., 7.25%, due 10/15/22‡	228,638
225,000	ZF North America Capital, Inc., 4.75%, due 04/29/25 144A	237,094
200,000	ZFS Finance USA Trust V, Series V, 6.50%, due 05/09/67† 144A	202,390
425,000	Zimmer Biomet Holdings, Inc., 3.55%, due 04/01/25	438,805

		337,328,239

	Mortgage Backed Securities - Private Issuers — 9.6%

926,478	Agate Bay Mortgage Trust, Series 2016-3, Class A5, 3.50%, due 08/25/46† 144A	962,218
450,000	Americold LLC Trust, Series 2010-ARTA, Class D, 7.44%, due 01/14/29 144A	503,368
1,179,436	Banc of America Commercial Mortgage Trust, Series 2007-1, Class A4, 5.45%, due 01/15/49	1,184,213
1,350,000	Barclays Commercial Mortgage Trust, Series 2016-ETC, Class A, 2.94%, due 08/14/36 144A	1,395,049
430,401	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A3, 1.23%, due 01/25/35†	423,393
354,700	Bear Stearns ARM Trust, Series 2005-2, Class A1, 2.92%, due 03/25/35†	356,927
222,115	Bear Stearns ARM Trust, Series 2005-5, Class A2, 2.46%, due 08/25/35†	221,804
135,000	BXHTL Mortgage Trust, Series 2015-JWRZ, Class GL2, 4.21%, due 05/15/29† 144A	132,496
700,000	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A3, 3.01%, due 05/10/58	727,536
2,223,000	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.90%, due 12/10/49†	2,263,640
1,600,000	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3, 3.36%, due 07/10/47	1,716,082

64	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

1,500,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4, 2.88%, due 02/10/48	1,549,638
1,200,000	Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4, 3.46%, due 09/15/48	1,295,120
1,772,000	Citigroup Commercial Mortgage Trust, Series 2016-P5, Class A2, 2.43%, due 10/10/49	1,825,111
1,000,000	Citigroup Commercial Mortgage Trust, Inc., Series 2013-GC17, Class A2, 2.96%, due 11/10/46	1,025,692
27,500,000	Citigroup Commercial Mortgage Trust, Inc., (IO), Series 2014-GC21, Class XB, 0.49%, due 05/10/47†	842,317
2,293,804	Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4, 6.01%, due 12/10/49†	2,347,553
460,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR11, Class B, 5.33%, due 10/10/46†	529,905
225,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR13, Class C, 4.91%, due 12/10/23†	244,423
300,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A2, 2.37%, due 06/10/46	304,234
100,000	Commercial Mortgage Pass Through Certificates, Series 2013-LC6, Class A3, 2.67%, due 01/10/46	103,131
1,000,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR18, Class A4, 3.55%, due 07/15/47	1,077,625
1,600,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR20, Class A3, 3.33%, due 11/10/47	1,713,183
425,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class D, 2.98%, due 07/13/31† 144A	413,963
2,150,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A2, 2.82%, due 03/10/47	2,200,107
1,200,000	Commercial Mortgage Pass Through Certificates, Series 2015-CR25, Class A3, 3.51%, due 08/10/48	1,298,071
180,000	Commercial Mortgage Pass Through Certificates, Series 2015-CR27, Class B, 4.51%, due 10/10/48†	195,243
53,000,000	Commercial Mortgage Pass Through Certificates, (IO), Series 2014-CR17, Class XB, 0.28%, due 05/10/47† 144A	823,859
105,000	Core Industrial Trust, Series 2015-CALW, Class F, 3.98%, due 02/10/34† 144A	104,768
884,358	Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class A3, 5.38%, due 02/15/40	885,993
1,178,581	Credit Suisse Commercial Mortgage Trust, Series 2007-C3, Class A4, 5.88%, due 06/15/39†	1,191,086
475,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2006-OMA, Class B2, 5.54%, due 05/15/23¤ 144A	524,196
115,000	DBJPM 16-C3 Mortgage Trust, Series 2016-C3, Class C, 3.64%, due 09/10/49†	112,541
267,426	Fremont Home Loan Trust, Series 2004-B, Class M1, 1.40%, due 05/25/34†	248,812
40,000	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX, 3.49%, due 12/15/34† 144A	40,257
3,186,454	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, due 03/10/39	3,191,240
3,861,312	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.74%, due 12/10/49	3,964,072
1,800,000	GS Mortgage Securities Corp. II, Series 2013-GC12, Class A3, 2.86%, due 06/10/46	1,876,168

See accompanying Notes to the Financial Statements.	65

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

155,000	GS Mortgage Securities Corp. Trust, Series 2014-NEW, Class C, 3.79%, due 01/10/31¤ 144A	157,244
475,000	GS Mortgage Securities Corp. Trust, Series 2016-ICE2, Class D, 6.27%, due 02/15/33† 144A	478,800
900,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A4, 3.14%, due 02/10/48	947,064
430,000	Hilton USA Trust, Series 2013-HLT, Class DFX, 4.41%, due 11/05/30 144A	430,721

415,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class C, 4.83%, due 04/15/47†	436,561
700,000	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A, 2.88%, due 06/15/49	724,912
81,424	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, 5.34%, due 05/15/47¤	81,441
3,265,994	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.94%, due 06/15/49†	3,311,393
1,725,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-C19, Class A3, 3.67%, due 04/15/47	1,845,379
1,331,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A4, 4.72%, due 02/15/46 144A	1,465,443
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A3, 3.53%, due 01/15/46	526,616
1,500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4, 2.69%, due 04/15/46	1,546,702
516,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class C, 2.62%, due 07/15/31† 144A	508,478
400,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-INN, Class F, 4.52%, due 06/15/29† 144A	386,000
18,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-PHH, Class C, 2.62%, due 08/15/27† 144A	17,945
455,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-MAR7, Class C, 4.49%, due 06/05/32 144A	461,096
51,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class B, 3.27%, due 07/15/36¤ † 144A	51,212
177,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class C, 3.48%, due 08/15/49†	170,203
1,646,860	JPMorgan Mortgage Trust, Series 2016-1, Class A5, 3.50%, due 05/25/46 144A	1,692,860
1,627,169	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A1A, 5.39%, due 02/15/40	1,643,326
798,800	LSTAR Securities Investment Trust, Series 2015-3, Class A, 2.53%, due 03/01/20† 144A	790,274
277,067	LSTAR Securities Investment Trust, Series 2015-4, Class A1, 2.49%, due 04/01/20† 144A	273,604
339,754	LSTAR Securities Investment Trust, Series 2015-5, Class A1, 2.52%, due 04/01/20† 144A	334,658
1,089,671	LSTAR Securities Investment Trust, Series 2015-6, Class A, 2.53%, due 05/01/20† 144A	1,069,239
373,096	LSTAR Securities Investment Trust, Series 2015-8, Class A1, 2.52%, due 08/01/20† 144A	371,775

66	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

521,579	LSTAR Securities Investment Trust, Series 2015-9, Class A1, 2.52%, due 10/01/20† 144A	518,615
202,755	LSTAR Securities Investment Trust, Series 2015-10, Class A1, 2.49%, due 11/01/20† 144A	199,207
600,000	LSTAR Securities Investment, Ltd., Series 2016-3, Class A, 2.53%, due 09/01/21† 144A	591,180
167,661	MASTR Alternative Loan Trust, Series 2005-2, Class 4A3, 0.93%, due 03/25/35†	160,459
262,166	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70%, due 09/12/49	270,237
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, due 02/15/46	104,990
3,448,212	Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A4, 5.69%, due 04/15/49†	3,486,210
765,000	Morgan Stanley Capital I Trust, Series 2014-150E, Class D, 4.44%, due 09/09/32† 144A	789,252
100,000	Morgan Stanley Capital I Trust, Series 2015-XLF1, Class C, 2.73%, due 08/14/31† 144A	99,614
1,600,000	Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3, 2.53%, due 08/15/49	1,605,126
217,612	Morgan Stanley Capital I, Inc., Series 2007-HQ11, Class A4, 5.45%, due 02/12/44†	217,956
986,000	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.99%, due 08/12/45† 144A	998,206
1,264,000	Morgan Stanley Re-REMIC Trust, Series 2010-GG10, Class A4B, 5.99%, due 08/15/45† 144A	1,281,701
165,608	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, 2.84%, due 05/25/35†	160,528
2,752,747	Small Business Administration Participation Certificates, Series 2013-20L, Class 1, 3.38%, due 12/01/33	2,937,300
655,000	Structured Agency Credit Risk, Series 2016-DNA3, Class M2, 2.53%, due 12/25/28†	666,311
1,867,000	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3, 3.60%, due 01/10/45	1,995,006
390,000	VNDO Mortgage Trust, Series 2013-PENN, Class D, 4.08%, due 12/13/29† 144A	402,060
3,106,524	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.68%, due 05/15/46	3,163,639
34,759	WaMu Mortgage Pass Through Certificates, Series 2003-AR9, Class 1A7, 2.78%, due 09/25/33†	35,269
150,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class B, 4.69%, due 09/15/58†	170,306
1,500,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A3, 3.35%, due 09/15/57	1,594,872
1,500,000	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class A2, 2.40%, due 08/15/49	1,499,148
3,000,000	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3, 2.64%, due 11/15/49††††	3,025,078
1,312,000	WFRBS Commercial Mortgage Trust, Series 2013-C12, Class A4, 3.20%, due 03/15/48	1,394,668

		86,904,918

	Mortgage Backed Securities - U.S. Government Agency Obligations — 26.0%

802,043	FHLMC, Pool # J26100, 3.00%, due 10/01/28	846,577
710,521	FHLMC, Pool # V60565, 3.00%, due 06/01/29	750,115

See accompanying Notes to the Financial Statements.	67

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

1,480,045	FHLMC, Pool # V60603, 3.00%, due 09/01/29	1,561,369
1,590,020	FHLMC, Pool # V60599, 3.00%, due 09/01/29	1,678,381
3,492,824	FHLMC, Pool # G60039, 3.00%, due 04/01/43	3,649,731
334,706	FHLMC, Pool # J16432, 3.50%, due 08/01/26	356,839
341,183	FHLMC, Pool # J17763, 3.50%, due 01/01/27	363,799
381,342	FHLMC, Pool # Q11218, 3.50%, due 09/01/42	404,010
746,705	FHLMC, Pool # Q12052, 3.50%, due 10/01/42	790,487
1,411,464	FHLMC, Pool # Q12862, 3.50%, due 11/01/42	1,508,578
660,360	FHLMC, Pool # Q17792, 3.50%, due 05/01/43	705,801
2,664,351	FHLMC, Pool # G60059, 3.50%, due 02/01/44	2,821,633
2,938,785	FHLMC, Pool # G08615, 3.50%, due 11/01/44	3,100,916
1,251,588	FHLMC, Pool # V82084, 3.50%, due 12/01/45	1,322,061
2,278,914	FHLMC, Pool # V82515, 3.50%, due 06/01/46	2,422,971
2,890,715	FHLMC, Pool # Q41917, 3.50%, due 07/01/46††††	3,074,339
2,877,546	FHLMC, Pool # Q41918, 3.50%, due 07/01/46††††	3,060,182
723,900	FHLMC, Pool # G14919, 4.00%, due 06/01/26	768,016
529,479	FHLMC, Pool # G14678, 4.00%, due 12/01/26	562,789
577,751	FHLMC, Pool # G30700, 4.00%, due 04/01/34	625,487
1,229,955	FHLMC, Pool # A93231, 4.00%, due 08/01/40	1,324,966
962,842	FHLMC, Pool # G06231, 4.00%, due 12/01/40	1,037,487
680,896	FHLMC, Pool # A96970, 4.00%, due 02/01/41	733,522
2,179,704	FHLMC, Pool # Q04020, 4.00%, due 10/01/41	2,349,455
2,045,934	FHLMC, Pool # Q36815, 4.00%, due 10/01/45	2,199,042
1,337,121	FHLMC, Pool # G08672, 4.00%, due 10/01/45	1,434,778
1,043,749	FHLMC, Pool # A89870, 4.50%, due 11/01/39	1,145,469
1,216,189	FHLMC, Pool # Q02552, 4.50%, due 08/01/41	1,336,794
173,909	FHLMC, Pool # G07515, 4.50%, due 09/01/41	190,535
748,737	FHLMC, Pool # G08568, 4.50%, due 01/01/44	819,818
1,010,685	FHLMC, Pool # G07021, 5.00%, due 09/01/39	1,119,720
3,163,583	FHLMC, Pool # G60564, 5.00%, due 02/01/42	3,504,878
292,583	FHLMC, Pool # G01749, 5.50%, due 01/01/35	333,253
278,610	FHLMC, Pool # G06875, 5.50%, due 12/01/38	316,836
516,503	FHLMC, Pool # G06409, 6.00%, due 11/01/39	592,998
1,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K033, Class A2, 3.06%, due 07/25/23†	1,078,878
2,100,000	FHLMC Multifamily Structured Pass Through Certificates, Series K044, Class A2, 2.81%, due 01/25/25	2,235,249
1,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K053, Class A2, 3.00%, due 12/25/25	1,077,149
600,000	FHLMC Multifamily Structured Pass Through Certificates, Series KS03, Class A4, 3.16%, due 05/25/25†	646,817
35,222,645	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K006, Class AX1, 1.16%, due 01/25/20†	955,203
25,886,311	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K007, Class X1, 1.31%, due 04/25/20†	733,061

27,841,599	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K025, Class X1, 1.01%, due 10/25/22†	1,223,285
168,102	FHLMC Reference REMIC, Series R007, Class ZA, 6.00%, due 05/15/36	190,994

68	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

1,340,013	FHLMC Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1, 1.43%, due 10/25/27†	1,341,872
250,000	FHLMC Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 2.38%, due 10/25/27†	254,424
183,187	FHLMC Structured Agency Credit Risk Debt Notes, Series 2015-DNA2, Class M1, 1.68%, due 12/25/27†	183,311
166,233	FHLMC Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M1, 1.88%, due 04/25/28†	166,604
147,253	FHLMC Structured Agency Credit Risk Debt Notes, Series 2015-HQA1, Class M1, 1.78%, due 03/25/28†	147,463
764,256	FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1, 1.98%, due 07/25/28†	768,333
250,000	FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2, 2.78%, due 11/25/28†	256,484
2,000,000	FHLMC TBA, 2.50%, due 04/01/28	2,068,281
4,000,000	FHLMC TBA, 3.00%, due 10/01/43	4,151,064
3,000,000	FHLMC TBA, 3.50%, due 09/01/43	3,162,637
1,500,000	FHLMC TBA, 4.00%, due 07/01/42	1,607,880
401,433	FNMA, Pool # AS7693, 2.00%, due 08/01/31	407,211
757,897	FNMA, Pool # AO7971, 2.50%, due 06/01/27	785,975
1,571,075	FNMA, Pool # AB7505, 3.00%, due 01/01/43	1,637,244
1,194,026	FNMA, Pool # AR2001, 3.00%, due 02/01/43	1,248,801
1,193,510	FNMA, Pool # AT0232, 3.00%, due 03/01/43	1,243,844
2,215,063	FNMA, Pool # AB9659, 3.00%, due 06/01/43	2,320,106
1,653,440	FNMA, Pool # AU1292, 3.00%, due 07/01/43	1,722,996
60,201	FNMA, Pool # AX6719, 3.00%, due 12/01/44	62,645
189,983	FNMA, Pool # AY7121, 3.00%, due 04/01/45	197,694
974,608	FNMA, Pool # AZ0611, 3.00%, due 04/01/45	1,014,162
729,964	FNMA, Pool # AX3719, 3.50%, due 07/01/27	772,711
1,311,359	FNMA, Pool # MA2164, 3.50%, due 02/01/35	1,395,455
1,425,614	FNMA, Pool # AJ9278, 3.50%, due 12/01/41	1,511,193
4,611,592	FNMA, Pool # AO4134, 3.50%, due 06/01/42	4,907,540
2,199,831	FNMA, Pool # AL1895, 3.50%, due 06/01/42	2,347,733
1,216,157	FNMA, Pool # AP2422, 3.50%, due 08/01/42	1,288,352
2,583,828	FNMA, Pool # AB6022, 3.50%, due 08/01/42	2,736,322
1,829,766	FNMA, Pool # AB6802, 3.50%, due 11/01/42	1,947,648
1,156,995	FNMA, Pool # AL3000, 3.50%, due 12/01/42	1,225,746
1,536,283	FNMA, Pool # AL3316, 3.50%, due 03/01/43	1,638,872
2,656,003	FNMA, Pool # AL3873, 3.50%, due 07/01/43	2,831,695
2,055,320	FNMA, Pool # AX2532, 3.50%, due 11/01/44	2,194,755
1,483,096	FNMA, Pool # AY5617, 3.50%, due 06/01/45	1,569,950
5,147,450	FNMA, Pool # AL7594, 3.50%, due 08/01/45	5,499,868
7,000,000	FNMA, Pool # AZ4775, 3.50%, due 10/01/45	7,386,548
473,446	FNMA, Pool # AZ3743, 3.50%, due 11/01/45	499,778
994,065	FNMA, Pool # AS6452, 3.50%, due 01/01/46	1,049,036
1,591,248	FNMA, Pool # AS7594, 3.50%, due 07/01/46	1,690,636
965,561	FNMA, Pool # AL7359, 4.00%, due 05/01/29	1,030,719
1,734,134	FNMA, Pool # MA1689, 4.00%, due 12/01/33	1,879,638

See accompanying Notes to the Financial Statements.	69

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

1,965,982	FNMA, Pool # 725331, 4.00%, due 01/01/34	2,130,594
735,569	FNMA, Pool # MA2019, 4.00%, due 09/01/34	797,927
2,221,693	FNMA, Pool # AL6663, 4.00%, due 03/01/39	2,395,573
1,976,868	FNMA, Pool # AE0113, 4.00%, due 07/01/40	2,124,684
894,683	FNMA, Pool # 932807, 4.00%, due 09/01/40	961,805
497,004	FNMA, Pool # AE7685, 4.00%, due 10/01/40	535,535
2,045,979	FNMA, Pool # AH4404, 4.00%, due 01/01/41	2,204,642
835,278	FNMA, Pool # AJ9317, 4.00%, due 01/01/42	901,304
310,989	FNMA, Pool # AO4109, 4.00%, due 06/01/42	334,765
8,230,897	FNMA, Pool # AL2598, 4.00%, due 10/01/42	8,852,245
409,469	FNMA, Pool # AB9383, 4.00%, due 05/01/43	446,159
4,365,725	FNMA, Pool # AS2703, 4.00%, due 06/01/44	4,730,293
1,756,644	FNMA, Pool # AL8191, 4.00%, due 12/01/45	1,922,862
1,292,530	FNMA, Pool # BC2494, 4.00%, due 03/01/46	1,415,617
1,749,351	FNMA, Pool # MA2653, 4.00%, due 06/01/46††††	1,885,407
1,071,204	FNMA, Pool # 995243, 4.50%, due 08/01/38	1,173,912
1,007,561	FNMA, Pool # AD9153, 4.50%, due 08/01/40	1,104,907
1,429,844	FNMA, Pool # AL0215, 4.50%, due 04/01/41*	1,573,080
1,912,266	FNMA, Pool # AL6301, 4.50%, due 06/01/42	2,104,400
4,006,722	FNMA, Pool # AS3881, 4.50%, due 11/01/44	4,390,891
2,679,657	FNMA, Pool # 254903, 5.00%, due 10/01/33	2,990,842
1,087,301	FNMA, Pool # 725027, 5.00%, due 11/01/33	1,222,224
975,198	FNMA, Pool # 889834, 5.00%, due 12/01/35	1,103,032
893,337	FNMA, Pool # 745148, 5.00%, due 01/01/36	994,798
700,135	FNMA, Pool # 995245, 5.00%, due 01/01/39	777,349
990,760	FNMA, Pool # AI1971, 5.00%, due 05/01/41	1,104,203
313,008	FNMA, Pool # AI1892, 5.00%, due 05/01/41	354,464
2,310,217	FNMA, Pool # AL0761, 5.00%, due 09/01/41	2,577,335
783,080	FNMA, Pool # AL5955, 5.00%, due 01/01/42	872,317
996,525	FNMA, Pool # AL6839, 5.00%, due 04/01/42	1,112,082
636,710	FNMA, Pool # AL5788, 5.00%, due 05/01/42	709,822
6,836	FNMA, Pool # 254548, 5.50%, due 12/01/32	7,773
588,611	FNMA, Pool # 704235, 5.50%, due 05/01/33	662,957
84,577	FNMA, Pool # 990906, 5.50%, due 10/01/35	96,094
449,454	FNMA, Pool # 849077, 5.50%, due 01/01/36	508,288
910,833	FNMA, Pool # 983471, 5.50%, due 05/01/38	1,025,878
969,623	FNMA, Pool # 985184, 5.50%, due 08/01/38	1,096,355
560,510	FNMA, Pool # AX1916, 5.50%, due 12/01/41	650,920
553,139	FNMA, Pool # AE0469, 6.00%, due 12/01/39	635,275
1,333,878	FNMA, Series 2011-59, Class NZ, 5.50%, due 07/25/41	1,564,119
81,874	FNMA, Series 2012-28, Class B, 6.50%, due 06/25/39	91,170
519,363	FNMA Connecticut Avenue Securities, Series 2014-C04, Class 1M1, 2.48%, due 11/25/24†	522,217
71,036	FNMA Connecticut Avenue Securities, Series 2015-C01, Class 1M1, 2.03%, due 02/25/25†	71,133
416,208	FNMA Connecticut Avenue Securities, Series 2015-C02, Class 1M1, 1.68%, due 05/25/25†	416,788
308,825	FNMA Connecticut Avenue Securities, Series 2016-C02, Class 1M1, 2.68%, due 09/25/28†	313,317

70	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

436,323	FNMA Connecticut Avenue Securities, Series 2016-C03, Class 2M1, 2.73%, due 10/25/28†	442,527
366,539	FNMA Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 1.98%, due 01/25/29†	368,903
4,500,000	FNMA TBA, 2.50%, due 11/01/28	4,656,657
1,500,000	FNMA TBA, 2.50%, due 05/01/43	1,513,271
4,000,000	FNMA TBA, 3.00%, due 12/01/43	4,157,656
4,000,000	FNMA TBA, 4.00%, due 11/01/42	4,292,501
500,000	FNMA TBA, 4.50%, due 07/01/40	547,644
1,200,000	FNMA-ACES, Series 2014-M4, Class A2, 3.35%, due 03/25/24†	1,306,619
900,000	FNMA-ACES, Series 2014-M4, Class AB2, 3.21%, due 03/25/24	964,416
1,700,000	FNMA-ACES, Series 2015-M10, Class A2, 3.09%, due 04/25/27†	1,842,957
1,300,000	FNMA-ACES, Series 2015-M8, Class AB2, 2.83%, due 01/25/25	1,373,937
500,000	FNMA-ACES, Series 2016-M7, Class AB2, 2.38%, due 09/25/26	498,802
1,064,673	GNMA, Pool # MA0851, 3.00%, due 03/20/43††††	1,121,159
181,367	GNMA, Pool # MA1156, 3.00%, due 07/20/43††††	190,931
248,820	GNMA, Pool # MA1599, 3.00%, due 01/20/44††††	261,898
1,496,330	GNMA, Pool # MA3873, 3.00%, due 08/20/46	1,570,071
1,494,022	GNMA, Pool # MA2754, 3.50%, due 04/20/45	1,587,635
731,799	GNMA, Pool # 004833, 4.00%, due 10/20/40	787,726
618,062	GNMA, Pool # 004977, 4.00%, due 03/20/41	666,575
639,093	GNMA, Pool # 004636, 4.50%, due 02/20/40	699,883
119,274	GNMA, Pool # 004678, 4.50%, due 04/20/40	130,627
1,678,141	GNMA, Pool # 004978, 4.50%, due 03/20/41	1,839,097
2,672,412	GNMA, Pool # 005055, 4.50%, due 05/20/41	2,928,739
360,198	GNMA, Pool # 005334, 5.00%, due 03/20/42	404,622
3,500,000	GNMA TBA, 3.00%, due 08/01/44	3,659,619
6,500,000	GNMA TBA, 3.50%, due 06/01/44	6,902,461
500,000	GNMA TBA, 4.00%, due 09/01/43	535,801

		235,827,582

	Municipal Obligations — 1.1%

300,000	California Bay Area Toll Authority, 6.26%, due 04/01/49	459,228
290,000	City of Houston General Obligation, 6.29%, due 03/01/32	367,967
90,000	District of Columbia Water & Sewer Authority, 4.81%, due 10/01/14#	103,956
490,000	District of Columbia Water & Sewer Authority, 5.52%, due 10/01/44	652,224
900,000	Energy Northwest, 2.80%, due 07/01/21	941,112
1,150,000	New Jersey Economic Development Authority, 2.27%, due 02/15/19‡‡	1,090,718
2,049,000	New Jersey Economic Development Authority, 2.41%, due 02/15/20‡‡	1,893,235
1,350,000	State Board of Administration Finance Corp., 2.64%, due 07/01/21	1,403,460
1,200,000	State of California General Obligation, 7.50%, due 04/01/34	1,819,476
1,000,000	State of California General Obligation, 7.55%, due 04/01/39	1,602,410

		10,333,786

	Sovereign Debt Obligations — 0.9%

275,000	Argentine Republic Government International Bond, 7.50%, due 04/22/26 144A	310,887
400,000	Belgium Government International Bond, Reg S, 1.13%, due 08/03/19‡‡‡	400,113

See accompanying Notes to the Financial Statements.	71

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Sovereign Debt Obligations — continued

350,000	Colombia Government International Bond, 4.38%, due 07/12/21	379,925
1,385,000	Hashemite Kingdom of Jordan Government AID Bond, 2.58%, due 06/30/22	1,472,934
800,000	Hashemite Kingdom of Jordan Government AID Bond, 3.00%, due 06/30/25	867,030
812,000	Hungary Government International Bond, 5.75%, due 11/22/23	957,865
200,000	Hungary Government International Bond, 7.63%, due 03/29/41‡	314,286
720,000	Indonesia Government International Bond, 5.88%, due 01/15/24 144A	850,872
200,000	Japan Bank for International Corp., 1.50%, due 07/21/21	198,723
200,000	Japan Finance Organization for Municipalities, 2.13%, due 04/13/21 144A	202,101
200,000	Panama Government International Bond, 3.75%, due 03/16/25	216,250
200,000	Panama Government International Bond, 4.00%, due 09/22/24	219,750
200,000	Province of Alberta Canada, 2.05%, due 08/17/26 144A	197,169
300,000	Provincia de Buenos Aires, 7.88%, due 06/15/27¤ 144A	321,000
150,000	Romanian Government International Bond, Reg S, 6.13%, due 01/22/44‡‡‡	203,043
200,000	Tunisia Government AID Bonds, 1.42%, due 08/05/21	201,931
400,000	Turkey Government International Bond, 7.00%, due 06/05/20	443,380
200,000	Ukraine Government AID Bonds, 1.47%, due 09/29/21	201,960

		7,959,219

	U.S. Government and Agency Obligations — 11.4%

2,300,000	FNMA, 1.36%, due 10/09/19‡‡	2,208,715
400,000	Resolution Funding Corp. STRIPS, (PO), 2.84%, due 01/15/30‡‡	289,370
140,000	Resolution Funding Corp. STRIPS, (PO), 2.85%, due 04/15/30‡‡	100,573
85,000	Tennessee Valley Authority, 7.13%, due 05/01/30	131,000
6,910,000	U.S. Treasury Bond, 2.50%, due 05/15/46	7,152,120
10,876,000	U.S. Treasury Bond, 3.00%, due 05/15/45	12,403,099
3,880,000	U.S. Treasury Bond, 3.38%, due 05/15/44	4,735,039
1,789,000	U.S. Treasury Bond, 3.63%, due 08/15/43	2,278,250
5,538,000	U.S. Treasury Bond, 4.50%, due 02/15/36	7,796,358
792,020	U.S. Treasury Inflation Indexed Note, 0.13%, due 04/15/21	809,074
2,562,446	U.S. Treasury Inflation Indexed Note, 0.38%, due 07/15/25	2,647,803
3,930,000	U.S. Treasury Note, 0.75%, due 07/15/19	3,917,719
8,210,000	U.S. Treasury Note, 0.75%, due 08/15/19	8,182,258
4,829,000	U.S. Treasury Note, 0.88%, due 12/31/16	4,836,229
2,280,000	U.S. Treasury Note, 0.88%, due 04/15/19	2,281,781
18,775,000	U.S. Treasury Note, 0.88%, due 06/15/19	18,782,341
13,307,000	U.S. Treasury Note, 1.25%, due 03/31/21	13,378,738
6,718,000	U.S. Treasury Note, 1.50%, due 08/15/26	6,652,923
4,615,000	U.S. Treasury Note, 1.63%, due 07/31/19	4,711,989
75,000	U.S. Treasury Note, 1.63%, due 02/15/26	75,145

		103,370,524

	TOTAL DEBT OBLIGATIONS (COST $877,399,643)	890,585,586

	SHORT-TERM INVESTMENTS — 7.7%

	Bank Deposit — 5.5%

49,802,736	State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/03/16	49,802,736

	TOTAL BANK DEPOSITS (COST $49,802,736)	49,802,736

72	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Securities Lending Collateral — 1.2%

10,823,428	State Street Institutional U.S. Government Money Market Fund, Premier Class***	10,823,428

	TOTAL SECURITIES LENDING COLLATERAL (COST $10,823,428)	10,823,428

	U.S. Government and Agency Obligations — 1.0%

9,146,000	United States Treasury Bill, 0.11%, due 10/20/16‡‡	9,145,470

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $9,144,826)	9,145,470

	TOTAL SHORT-TERM INVESTMENTS (COST $69,770,990)	69,771,634

	TOTAL INVESTMENTS BEFORE TBA COMMITMENTS — 105.9% (Cost $947,170,633)	960,357,220

	TBA SALE COMMITMENTS — (0.2)%

(1,500,000)	FNMA TBA, 3.00%, due 12/01/43	(1,555,565)

	TOTAL TBA SALE COMMITMENTS (PROCEEDS $1,556,660)	(1,555,565)

	TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 105.7% (Cost $945,613,973)	958,801,655

	Other Assets and Liabilities (net) — (5.7)%	(51,656,956)

	NET ASSETS — 100.0%	$907,144,699

See accompanying Notes to the Financial Statements.	73

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Notes to Schedule of Investments:

ACES — Alternative Credit Enhancement Securities

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only

MTN — Medium Term Note

PO — Principal Only

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

TBA — To Be Announced

#	Year of maturity is greater than 2100.

*	All or a portion of this security is held for open futures collateral.

***	Represents an investment of securities lending cash collateral.

****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $572 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2016 was $1,565,555.

¤	Illiquid security. The total market value of the securities at period end is $12,838,034 which represents 1.4% of net assets. The aggregate tax cost of these securities held at September 30, 2016 was $12,651,577.

†	Floating rate note. Rate shown is as of September 30, 2016.

††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

†††	Security is currently in default.

††††	When-issued security.

†††††	Security is perpetual and has no stated maturity date.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $158,212,559 which represents 17.4% of net assets.

74	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
90	U.S. Treasury Note 2-Year	December 2016	$19,662,187	$15,042
118	U.S. Treasury Note 5-Year	December 2016	14,338,844	21,891
178	U.S. Treasury Note 10-Year	December 2016	23,340,250	34,013
131	U.S. Ultra Bond	December 2016	24,087,625	(358,947)

				$(288,001)

Sales
62	U.S. Long Bond	December 2016	$10,425,688	$49,792

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation)
Receive	3-Month USD LIBOR	2.57%	09/08/24	$1,600,000	$(148,409)
Receive	3-Month USD LIBOR	2.22%	05/31/22	2,480,000	(136,398)
Receive	3-Month USD LIBOR	2.21%	01/08/26	7,920,000	(547,219)
Receive	3-Month USD LIBOR	1.98%	11/30/22	1,800,000	(78,497)
Receive	3-Month USD LIBOR	1.87%	11/15/41	625,000	(15,049)
Receive	3-Month USD LIBOR	1.85%	11/30/22	3,845,000	(137,054)
Receive	3-Month USD LIBOR	1.74%	12/31/21	2,120,000	(59,877)
Pay	3-Month USD LIBOR	1.50%	12/31/22	250,000	(3,580)
Receive	3-Month USD LIBOR	1.20%	05/31/23	1,170,000	5,884
Pay	3-Month USD LIBOR	0.40%	08/02/23	2,315,000	3,389
Pay	3-Month USD LIBOR	0.40%	08/02/23	3,435,000	4,167
Pay	3-Month USD LIBOR	0.40%	08/03/23	900,000	1,472
Pay	3-Month USD LIBOR	1.58%	05/31/23	875,000	16,890
Receive	6-Month USD LIBOR	1.41%	12/31/22	1,400,000	(12,691)
Receive	12-Month USD LIBOR	0.90%	08/19/23	1,745,000	(5,854)

See accompanying Notes to the Financial Statements.	75

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Centrally Cleared Interest Rate Swaps — continued

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation)
Pay	12-Month USD LIBOR	0.54%	09/09/17	$35,205,000	$2,310
Pay	Interbank Equilibrium Interest Rate	6.01%	08/19/24	MXN 25,050,000	(20,703)

					$(1,131,219)

Centrally Cleared Credit Default Swaps (See Note 2(a))

Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
$17,000,000	06/20/20	$90,830

Currency Abbreviations

MXN	— Mexican Peso

76	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	98.2
Futures Contracts	(0.0)
Swaps	(0.1)
TBA Sale Commitments	(0.2)
Short-Term Investments	7.7
Other Assets and Liabilities (net)	(5.6)

100.0%

See accompanying Notes to the Financial Statements.	77

Mercer Opportunistic Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Par Value**		Description	Value ($)

		DEBT OBLIGATIONS — 96.2%

		Corporate Debt — 51.4%

2,000,000		1011778 BC ULC/New Red Finance, Inc., 6.00%, due 04/01/22 144A	2,100,000
2,000,000		24 Hour Holdings III LLC, 8.00%, due 06/01/22‡ 144A	1,635,000
2,500,000		Acosta, Inc., 7.75%, due 10/01/22 144A	2,068,750
800,000	EUR	Adient Global Holdings, Ltd., 3.50%, due 08/15/24 144A	899,624
700,000		AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.25%, due 07/01/20‡	728,000
150,000		AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.63%, due 10/30/20	157,875
1,600,000		AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 5.00%, due 10/01/21	1,712,000
1,200,000		Alere, Inc., 6.50%, due 06/15/20	1,206,000
2,500,000		Allison Transmission, Inc., 5.00%, due 10/01/24 144A	2,568,750
2,300,000		Altice US Finance I Corp., 5.50%, due 05/15/26 144A	2,369,000
2,500,000		AMC Networks, Inc., 5.00%, due 04/01/24	2,525,000
10,540,000	MXN	America Movil SAB de CV, 7.13%, due 12/09/24	545,258
2,500,000		ArcelorMittal, 6.50%, due 03/01/21‡	2,793,750
2,500,000		Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.00%, due 06/30/21 144A	2,581,250
1,700,000	EUR	Areva SA, Reg S, 3.13%, due 03/20/23‡‡‡	1,799,892
600,000		Axalta Coating Systems LLC, 4.88%, due 08/15/24 144A	616,125
1,300,000	EUR	Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 5.75%, due 02/01/21 144A	1,528,509
1,700,000	EUR	Ball Corp., 4.38%, due 12/15/23	2,138,521
2,500,000		Bank of America Corp., Series M, 8.13%† †††††	2,567,188
1,000,000		Barminco Finance Pty, Ltd., 9.00%, due 06/01/18‡ 144A	972,500
1,800,000		Beazer Homes USA, Inc., 8.75%, due 03/15/22 144A	1,903,500
1,500,000		Blackboard, Inc., 7.75%, due 11/15/19 144A	1,485,000
2,000,000		BMC Software Finance, Inc., 8.13%, due 07/15/21 144A	1,825,000
1,800,000		BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, due 04/15/22†††	927,000
15,000		California Resources Corp., 5.50%, due 09/15/21	8,025
36,000		California Resources Corp., 6.00%, due 11/15/24‡	17,370
1,293,000		California Resources Corp., 8.00%, due 12/15/22 144A	866,310
2,000,000		Calpine Corp., 5.75%, due 01/15/25	1,982,500
1,000,000		Calpine Corp., 6.00%, due 01/15/22 144A	1,048,125
500,000		Calumet Specialty Products Partners, LP/Calumet Finance Corp., 11.50%, due 01/15/21 144A	575,000
2,000,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, due 09/30/22	2,095,000
1,400,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, due 02/15/26 144A	1,487,500
1,700,000		Cemex Finance LLC, 6.00%, due 04/01/24‡ 144A	1,746,750
800,000		Cemex Finance LLC, 9.38%, due 10/12/22 144A	881,000
1,500,000		Centene Corp., 4.75%, due 05/15/22	1,556,250
2,200,000		CenturyLink, Inc., 6.75%, due 12/01/23	2,296,250
1,200,000	EUR	CeramTec Group GmbH, 8.25%, due 08/15/21 144A	1,433,081
1,300,000		CGG SA, 6.50%, due 06/01/21	640,250
1,100,700		CHC Helicopter SA, 9.25%, due 10/15/20†††	539,343
325,000		CHC Helicopter SA, 9.38%, due 06/01/21†††	63,375
1,200,000	EUR	Chemours Co. (The), 6.13%, due 05/15/23	1,246,682
900,000		Cheniere Corpus Christi Holdings LLC, 7.00%, due 06/30/24 144A	976,500
143,000		Chesapeake Energy Corp., 8.00%, due 12/15/22‡ 144A	145,324
3,000,000		CHS/Community Health Systems, Inc., 6.88%, due 02/01/22	2,595,000

78	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

3,000,000		CIT Group, Inc., 5.00%, due 08/01/23	3,183,750
2,000,000		Citigroup, Inc., 6.30%† †††††	2,057,500
200,000		Clear Channel Worldwide Holdings, Inc., 6.50%, due 11/15/22	209,250
800,000		Clear Channel Worldwide Holdings, Inc., 7.63%, due 03/15/20	797,000
400,000		Cloud Crane LLC, 10.13%, due 08/01/24 144A	416,000
2,500,000		CommScope Technologies Finance LLC, 6.00%, due 06/15/25 144A	2,678,125
2,500,000		Concordia Healthcare Corp., 7.00%, due 04/15/23‡ 144A	1,618,750
1,000,000		CONSOL Energy, Inc., 5.88%, due 04/15/22	925,000
900,000		CONSOL Energy, Inc., 8.00%, due 04/01/23	877,500
2,400,000		Cortes NP Acquisition Corp., 9.25%, due 10/15/24 144A††††	2,400,000
1,300,000	EUR	Cott Corp., 5.50%, due 07/01/24 144A	1,537,880
1,500,000		Crestwood Midstream Partners, LP/Crestwood Midstream Finance Corp., 6.25%, due 04/01/23	1,526,250
1,500,000		CSC Holdings LLC, 6.75%, due 11/15/21	1,590,000
2,000,000		CSC Holdings LLC, 10.88%, due 10/15/25 144A	2,345,000
300,000		CSI Compressco, LP/Compressco Finance, Inc., 7.25%, due 08/15/22	285,000
1,000,000		CVR Partners, LP/CVR Nitrogen Finance Corp., 9.25%, due 06/15/23 144A	971,250
2,000,000		DaVita, Inc., 5.13%, due 07/15/24	2,043,750
300,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.88%, due 06/15/21 144A	318,870
300,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., 7.13%, due 06/15/24 144A	330,157
1,000,000		Digicel Group, Ltd., 7.13%, due 04/01/22 144A	769,700
1,500,000		Digicel, Ltd., 6.00%, due 04/15/21 144A	1,332,600
1,800,000		DISH DBS Corp., 5.00%, due 03/15/23	1,755,000
500,000		DISH DBS Corp., 5.13%, due 05/01/20	520,000
200,000		DISH DBS Corp., 5.88%, due 11/15/24	198,250
2,000,000		Dynegy, Inc., 7.63%, due 11/01/24‡	1,974,000
900,000	EUR	Edcon, Ltd., 9.50%, due 03/01/18 144A	253,361
800,000		Eldorado Gold Corp., 6.13%, due 12/15/20 144A	809,600
500,000		Endo, Ltd./Endo Finance LLC/Endo Finco, Inc., 6.00%, due 07/15/23 144A	457,500
1,000,000		Endo, Ltd./Endo Finance LLC/Endo Finco, Inc., 6.50%, due 02/01/25 144A	888,750
2,500,000		Energy Transfer Equity, LP, 7.50%, due 10/15/20	2,756,250
1,200,000		Energy XXI Gulf Coast, Inc., 6.88%, due 03/15/24†††	120,000
600,000		Energy XXI Gulf Coast, Inc., 11.00%, due 03/15/20††† 144A	243,000
1,000,000		EnQuest Plc, 7.00%, due 04/15/22 144A	525,000
250,000		EPL Oil & Gas, Inc., 8.25%, due 02/15/18†††	35,625
500,000		Equinix, Inc., 4.88%, due 04/01/20	520,625
1,500,000		Equinix, Inc., 5.38%, due 04/01/23	1,580,625
100,000		Escrow GCB Penn Virginia Corp., 8.50%, due 05/01/20**** †††	—
9,280,000,000	IDR	European Investment Bank, Reg S, 6.95%, due 02/06/20‡‡‡	725,562
24,240,000,000	IDR	European Investment Bank, Reg S, 7.20%, due 07/09/19‡‡‡	1,861,322
8,150,000	ZAR	European Investment Bank, Reg S, 8.50%, due 09/17/24‡‡‡	595,703
2,000,000		Ferrellgas, LP/Ferrellgas Finance Corp., 6.75%, due 06/15/23	1,770,000
2,500,000		Fiat Chrysler Automobiles NV, 4.50%, due 04/15/20	2,575,000
649,000,000	COP	Financiera de Desarrollo Territorial SA Findeter, Reg S, 7.88%, due 08/12/24‡‡‡	204,461
2,200,000		First Data Corp., 5.75%, due 01/15/24 144A	2,268,750
500,000		First Data Corp., 7.00%, due 12/01/23 144A	530,000
2,000,000		First Quantum Minerals, Ltd., 7.00%, due 02/15/21 144A	1,800,000
1,000,000		FMG Resources August 2006 Pty, Ltd., 9.75%, due 03/01/22‡ 144A	1,165,000

See accompanying Notes to the Financial Statements.	79

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

400,000	EUR	Galapagos Holding SA, 7.00%, due 06/15/22 144A	380,463
800,000	EUR	Galapagos SA/Luxembourg, 5.38%, due 06/15/21 144A	845,997
1,000,000		Goodrich Petroleum Corp., 8.00%, due 03/15/18¤ ††† 144A	100,000
350,000		Goodrich Petroleum Corp., 8.88%, due 03/15/18¤ ††† 144A	35,000
500,000		Goodyear Tire & Rubber Co. (The), 5.00%, due 05/31/26	515,625
1,000,000		Goodyear Tire & Rubber Co. (The), 5.13%, due 11/15/23	1,047,500
1,500,000	EUR	Hanesbrands Finance Luxembourg SCA, 3.50%, due 06/15/24 144A	1,751,232
1,600,000		Hanesbrands, Inc., 4.88%, due 05/15/26 144A	1,644,000
2,500,000		HCA, Inc., 5.00%, due 03/15/24	2,643,750
1,200,000		HCA, Inc., 5.88%, due 05/01/23	1,281,000
1,600,000		Hilton Domestic Operating Co., Inc., 4.25%, due 09/01/24 144A	1,640,000
1,500,000		Horizon Pharma Financing, Inc., 6.63%, due 05/01/23‡	1,421,250
1,000,000		iHeartCommunications, Inc., 9.00%, due 03/01/21	748,750
500,000		iHeartCommunications, Inc., 9.00%, due 09/15/22‡	365,625
2,000,000	EUR	Infor US, Inc., 5.75%, due 05/15/22	2,200,250
400,000		Infor US, Inc., 6.50%, due 05/15/22	407,000
700,000	EUR	Inovyn Finance Plc, 6.25%, due 05/15/21 144A	817,300
2,500,000		Intelsat Jackson Holdings SA, 5.50%, due 08/01/23	1,743,750
8,860,000,000	IDR	Inter-American Development Bank, 7.35%, due 09/12/18	686,377
2,500,000		InterGen NV, 7.00%, due 06/30/23 144A	2,125,000
2,500,000		International Game Technology Plc, 6.25%, due 02/15/22 144A	2,662,500
1,500,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, due 08/01/23 144A	1,563,750
2,000,000		JBS USA LUX SA/JBS USA Finance, Inc., 5.88%, due 07/15/24 144A	2,000,000
1,000,000		JBS USA LUX SA/JBS USA Finance, Inc., 7.25%, due 06/01/21 144A	1,038,750
1,000,000		JPMorgan Chase & Co., 5.00%† †††††	987,250
1,500,000		JPMorgan Chase & Co., 6.00%† †††††	1,569,375
700,000		KB Home, 4.75%, due 05/15/19	718,375
1,000,000		KB Home, 7.50%, due 09/15/22	1,090,000
1,000,000		KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, due 06/01/24 144A	1,047,500
900,000		KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, due 06/01/26 144A	954,000
600,000	EUR	Lincoln Finance, Ltd., 6.88%, due 04/15/21 144A	728,222
1,300,000		Linn Energy LLC/Linn Energy Finance Corp., 12.00%, due 12/15/20††† 144A	637,000
900,000		Martin Midstream Partners, LP/Martin Midstream Finance Corp., 7.25%, due 02/15/21	850,500
500,000	EUR	Matterhorn Telecom Holding SA, 4.88%, due 05/01/23 144A	556,455
1,300,000	EUR	Matterhorn Telecom SA, 3.88%, due 05/01/22 144A	1,459,888
600,000		Microsemi Corp., 9.13%, due 04/15/23 144A	687,000
1,000,000		Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 9.25%, due 06/01/21†††	12,500
2,500,000		Millicom International Cellular SA, 6.63%, due 10/15/21‡ 144A	2,613,375
400,000		MPH Acquisition Holdings LLC, 7.13%, due 06/01/24 144A	431,000
500,000		MPT Operating Partnership, LP/MPT Finance Corp. REIT, 5.25%, due 08/01/26	520,000
600,000		MSCI, Inc., 4.75%, due 08/01/26 144A	609,000
800,000		Murray Energy Corp., 11.25%, due 04/15/21 144A	454,000
800,000		Navient Corp., 6.63%, due 07/26/21	808,000

80	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

2,500,000		Navient Corp., 7.25%, due 09/25/23	2,506,250
2,500,000		Netflix, Inc., 5.88%, due 02/15/25	2,712,500
800,000		Newell Brands, Inc., 5.00%, due 11/15/23 144A	852,158
700,000		Nexstar Escrow Corp., 5.63%, due 08/01/24 144A	703,500
1,500,000		NOVA Chemicals Corp., 5.00%, due 05/01/25 144A	1,522,500
700,000		Novelis Corp., 5.88%, due 09/30/26 144A	718,375
1,400,000		Novelis Corp., 6.25%, due 08/15/24 144A	1,489,250
2,000,000		NRG Yield Operating LLC, 5.38%, due 08/15/24‡	2,065,000
2,000,000		Owens-Brockway Glass Container, Inc., 5.00%, due 01/15/22‡ 144A	2,128,740
1,500,000		Peabody Energy Corp., 10.00%, due 03/15/22††† 144A	615,000
1,500,000		Petrobras Global Finance BV, 5.38%, due 01/27/21	1,487,250
24,750,000	MXN	Petroleos Mexicanos, Reg S, 7.19%, due 09/12/24‡‡‡	1,184,298
300,000		Platform Specialty Products Corp., 10.38%, due 05/01/21 144A	324,000
1,000,000		Post Holdings, Inc., 6.00%, due 12/15/22 144A	1,060,000
1,000,000	EUR	PSPC Escrow Corp., 6.00%, due 02/01/23 144A	1,061,199
2,000,000		PulteGroup, Inc., 5.00%, due 01/15/27	2,018,800
1,400,000		QEP Resources, Inc., 5.25%, due 05/01/23	1,386,000
2,000,000		Qorvo, Inc., 7.00%, due 12/01/25	2,180,000
1,000,000		Radio One, Inc., 9.25%, due 02/15/20 144A	937,500
1,000,000	EUR	Rain CII Carbon LLC/CII Carbon Corp., 8.50%, due 01/15/21 144A	1,062,553
400,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 5.13%, due 07/15/23 144A	413,500
700,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 5.75%, due 10/15/20	722,750
200,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 7.00%, due 07/15/24 144A	214,875
1,900,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 8.25%, due 02/15/21	1,982,534
600,000		Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 6.13%, due 08/15/21 144A	621,000
2,800,000	EUR	Royal Bank of Scotland Plc (The), 6.93%, due 04/09/18	3,420,344
2,000,000		Sabine Pass Liquefaction LLC, 5.00%, due 03/15/27 144A	2,055,000
500,000		Sabine Pass Liquefaction LLC, 5.63%, due 02/01/21	530,625
1,000,000		Sabine Pass Liquefaction LLC, 5.63%, due 04/15/23	1,072,500
500,000		Sabine Pass Liquefaction LLC, 5.63%, due 03/01/25	539,375
1,000,000		Sanchez Energy Corp., 6.13%, due 01/15/23‡	807,500
1,300,000	EUR	Schoeller Allibert Group, 8.00%, due 10/01/21†††† 144A	1,465,513
800,000	EUR	Sealed Air Corp., 4.50%, due 09/15/23 144A	995,381
600,000	EUR	SIG Combibloc Holdings SCA, 7.75%, due 02/15/23 144A	710,185
1,000,000		Sirius XM Radio, Inc., 5.38%, due 04/15/25 144A	1,035,000
1,500,000		Sirius XM Radio, Inc., 6.00%, due 07/15/24 144A	1,603,125
2,000,000		Sprint Communications, Inc., 6.00%, due 11/15/22	1,865,000
1,500,000		Sprint Corp., 7.13%, due 06/15/24	1,470,000
500,000		Sprint Corp., 7.63%, due 02/15/25	497,500
500,000		Sprint Corp., 7.88%, due 09/15/23	505,625
300,000		Steel Dynamics, Inc., 5.13%, due 10/01/21	313,125
1,000,000		Steel Dynamics, Inc., 5.50%, due 10/01/24	1,050,000
800,000		Stena International SA, 5.75%, due 03/01/24 144A	672,000

See accompanying Notes to the Financial Statements.	81

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

1,300,000		T-Mobile USA, Inc., 6.00%, due 04/15/24	1,394,250
1,000,000		T-Mobile USA, Inc., 6.13%, due 01/15/22	1,066,250
1,000,000		T-Mobile USA, Inc., 6.38%, due 03/01/25	1,090,000
1,700,000		Talen Energy Supply LLC, 6.50%, due 06/01/25‡	1,372,750
1,800,000		Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.63%, due 03/01/24 144A	1,863,000
1,500,000		TEGNA, Inc., 5.13%, due 07/15/20	1,550,625
1,000,000		Tenet Healthcare Corp., 5.00%, due 03/01/19	982,500
1,800,000		Tenet Healthcare Corp., 8.13%, due 04/01/22	1,809,000
1,200,000	GBP	Tesco Plc, 6.13%, due 02/24/22	1,787,245
2,000,000		Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Series 1, 11.50%, due 10/01/20††† 144A	611,250
200,000		TransDigm, Inc., 6.00%, due 07/15/22	212,000
1,000,000		TransDigm, Inc., 6.50%, due 07/15/24	1,057,500
800,000		TransDigm, Inc., 6.50%, due 05/15/25	836,000
2,880,000	ZAR	Transnet SOC, Ltd., Reg S, 9.50%, due 05/13/21‡‡‡	198,482
800,000		Triangle USA Petroleum Corp., 6.75%, due 07/15/22††† 144A	180,000
2,500,000		United Rentals North America, Inc., 5.88%, due 09/15/26	2,587,500
800,000	EUR	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, due 01/15/25 144A	927,135
810,000	EUR	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.75%, due 01/15/23 144A	967,116
1,600,000	EUR	UPCB Finance IV, Ltd., 4.00%, due 01/15/27 144A	1,789,090
1,000,000		Valeant Pharmaceuticals International, Inc., 5.50%, due 03/01/23 144A	860,000
1,000,000		Valeant Pharmaceuticals International, Inc., 5.63%, due 12/01/21 144A	897,500
600,000		Valeant Pharmaceuticals International, Inc., 6.13%, due 04/15/25 144A	518,250
900,000		Valvoline, Inc., 5.50%, due 07/15/24 144A	945,000
450,000	GBP	Virgin Media Secured Finance Plc, 5.50%, due 01/15/25 144A	605,009
1,100,000		Virgin Media Secured Finance Plc, 5.50%, due 08/15/26 144A	1,124,750
900,000	GBP	Virgin Media Secured Finance Plc, 6.00%, due 04/15/21 144A	1,216,595
900,000		Weatherford International, Ltd., 7.75%, due 06/15/21‡	894,375
1,100,000		Weatherford International, Ltd., 8.25%, due 06/15/23‡	1,089,000
2,500,000		Western Digital Corp., 10.50%, due 04/01/24 144A	2,906,250
1,200,000	EUR	Wind Acquisition Finance SA, 4.00%, due 07/15/20 144A	1,368,788
700,000	EUR	Wind Acquisition Finance SA, 7.00%, due 04/23/21 144A	823,901
1,500,000		WMG Acquisition Corp., 5.63%, due 04/15/22 144A	1,558,125
1,400,000		WPX Energy, Inc., 8.25%, due 08/01/23	1,512,000
700,000		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, due 03/01/25‡ 144A	711,375
1,300,000		Wynn Macau, Ltd., 5.25%, due 10/15/21‡ 144A	1,319,500
1,300,000	EUR	XPO Logistics, Inc., 5.75%, due 06/15/21 144A	1,495,513
700,000		XPO Logistics, Inc., 6.13%, due 09/01/23 144A	719,250
900,000	EUR	Ziggo Secured Finance BV, 4.25%, due 01/15/27 144A	1,006,886

			259,029,242

		Sovereign Debt Obligations — 44.8%

41,140,000	BRL	Brazil Letras do Tesouro Nacional, 11.73%, due 01/01/19‡‡	9,918,845
6,962,000	BRL	Brazil Letras do Tesouro Nacional, 11.77%, due 01/01/18‡‡	1,858,599
20,000,000	BRL	Brazil Letras do Tesouro Nacional, 12.39%, due 01/01/20‡‡	4,321,332

82	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Par Value**		Description	Value ($)

		Sovereign Debt Obligations — continued

1,758,000	BRL	Brazil Notas do Tesouro Nacional Series B, 17.24%, due 05/15/35	1,631,980
462,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/19	138,194
30,966,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/21	9,110,074
12,255,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/25	3,510,857
1,505,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/27	422,292
7,264,900,000	COP	Colombian TES, 6.00%, due 04/28/28	2,321,569
11,344,500,000	COP	Colombian TES, 7.00%, due 05/04/22	4,024,737
845,000,000	COP	Colombian TES, 7.50%, due 08/26/26	305,250
2,113,000,000	COP	Colombian TES, 7.75%, due 09/18/30	777,365
15,497,100,000	COP	Colombian TES, 10.00%, due 07/24/24	6,409,493
8,395,800,000	COP	Colombian TES, 11.00%, due 07/24/20	3,357,052
363,360,000	HUF	Hungary Government Bond, 2.50%, due 06/22/18	1,358,548
60,510,000	HUF	Hungary Government Bond, 3.00%, due 06/26/24	226,722
385,740,000	HUF	Hungary Government Bond, 3.00%, due 10/27/27	1,430,301
343,000,000	HUF	Hungary Government Bond, 4.00%, due 04/25/18	1,315,564
357,400,000	HUF	Hungary Government Bond, 5.50%, due 12/20/18	1,429,637
174,970,000	HUF	Hungary Government Bond, 6.00%, due 11/24/23	790,244
607,960,000	HUF	Hungary Government Bond, 6.50%, due 06/24/19	2,526,076
44,848,000,000	IDR	Indonesia Treasury Bond, 5.63%, due 05/15/23	3,210,843
8,900,000,000	IDR	Indonesia Treasury Bond, 6.13%, due 05/15/28	623,728
15,988,000,000	IDR	Indonesia Treasury Bond, 6.63%, due 05/15/33	1,133,388
3,300,000,000	IDR	Indonesia Treasury Bond, 7.00%, due 05/15/27	252,896
68,368,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/24	5,681,181
72,716,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 09/15/26	6,073,120
30,101,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/34	2,520,910
32,136,000,000	IDR	Indonesia Treasury Bond, 8.75%, due 05/15/31	2,777,384
33,162,000,000	IDR	Indonesia Treasury Bond, 9.00%, due 03/15/29	2,905,582
3,006,000,000	IDR	Indonesia Treasury Bond, 10.50%, due 08/15/30	293,640
645,000,000	IDR	Indonesia Treasury Bond, 12.80%, due 06/15/21	60,767
120,000	MYR	Malaysia Government Bond, 3.48%, due 03/15/23	29,024
1,059,000	MYR	Malaysia Government Bond, 3.58%, due 09/28/18	260,627
21,188,000	MYR	Malaysia Government Bond, 3.62%, due 11/30/21	5,212,622
999,000	MYR	Malaysia Government Bond, 3.89%, due 03/15/27	243,788
8,779,000	MYR	Malaysia Government Bond, 3.96%, due 09/15/25	2,167,157
174,000	MYR	Malaysia Government Bond, 4.16%, due 07/15/21	43,718
16,055,000	MYR	Malaysia Government Bond, 4.18%, due 07/15/24	4,040,906
1,068,000	MYR	Malaysia Government Bond, 4.39%, due 04/15/26	272,392
32,500,000	MXN	Mexican Bonos, 5.00%, due 06/15/17	1,680,875
163,415,100	MXN	Mexican Bonos, 6.50%, due 06/10/21	8,707,850
68,250,000	MXN	Mexican Bonos, 6.50%, due 06/09/22	3,646,314
18,283,700	MXN	Mexican Bonos, 7.50%, due 06/03/27	1,046,990
82,730,000	MXN	Mexican Bonos, 7.75%, due 05/29/31	4,844,092
29,310,000	MXN	Mexican Bonos, 7.75%, due 11/23/34	1,723,581
12,385,800	MXN	Mexican Bonos, 7.75%, due 11/13/42	740,770
25,260,000	MXN	Mexican Bonos, 8.00%, due 06/11/20	1,407,760
40,100,000	MXN	Mexican Bonos, 8.50%, due 12/13/18	2,198,910
7,197,300	MXN	Mexican Bonos, 8.50%, due 05/31/29	445,301
14,232,600	MXN	Mexican Bonos, 8.50%, due 11/18/38	908,687

See accompanying Notes to the Financial Statements.	83

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Par Value**		Description	Value ($)

		Sovereign Debt Obligations — continued

79,952,100	MXN	Mexican Bonos, 10.00%, due 12/05/24	5,226,517
24,334,100	MXN	Mexican Bonos, 10.00%, due 11/20/36	1,756,148
6,643,000	PEN	Peruvian Government International Bond, Reg S, 5.70%, due 08/12/24‡‡‡	2,003,003
5,543,000	PEN	Peruvian Government International Bond, Reg S, 6.35%, due 08/12/28‡‡‡ ††††	1,624,997
3,186,000	PEN	Peruvian Government International Bond, Reg S, 6.95%, due 08/12/31‡‡‡	1,019,405
1,937,000	PEN	Peruvian Government International Bond, Reg S, 7.84%, due 08/12/20‡‡‡	633,478
2,030,000	PLN	Poland Government Bond, 1.50%, due 04/25/20	520,528
1,488,000	PLN	Poland Government Bond, 1.75%, due 07/25/21	379,516
23,970,000	PLN	Poland Government Bond, 2.50%, due 07/25/26	6,051,443
12,850,000	PLN	Poland Government Bond, 5.25%, due 10/25/20	3,760,304
1,339,000	PLN	Poland Government Bond, 5.50%, due 10/25/19	386,970
9,965,000	RON	Romania Government Bond, 3.50%, due 12/19/22	2,658,893
6,510,000	RON	Romania Government Bond, 4.75%, due 02/24/25	1,877,546
1,650,000	RON	Romania Government Bond, 5.80%, due 07/26/27	521,831
9,090,000	RON	Romania Government Bond, 5.85%, due 04/26/23	2,751,489
33,000,000	RUB	Russian Federal Bond - OFZ, 5.00%, due 08/08/18††	504,782
182,000,000	RUB	Russian Federal Bond - OFZ, 6.20%, due 01/31/18	2,804,598
224,750,000	RUB	Russian Federal Bond - OFZ, 6.70%, due 05/15/19	3,439,655
6,960,000	RUB	Russian Federal Bond - OFZ, 7.50%, due 03/15/18	109,361
67,880,000	RUB	Russian Federal Bond - OFZ, 7.50%, due 02/27/19	1,058,786
20,000,000	RUB	Russian Foreign Bond - Eurobond, Reg S, 7.85%, due 03/10/18‡‡‡	314,132
35,369,097	ZAR	South Africa Government Bond, 6.75%, due 03/31/21	2,449,107
69,228,190	ZAR	South Africa Government Bond, 8.00%, due 01/31/30	4,636,820
68,602,037	ZAR	South Africa Government Bond, 8.25%, due 03/31/32	4,621,706
44,379,920	ZAR	South Africa Government Bond, 8.50%, due 01/31/37	2,989,792
3,400,000	ZAR	South Africa Government Bond, 8.75%, due 02/28/48	231,117
43,409,265	ZAR	South Africa Government Bond, 8.88%, due 02/28/35	3,062,626
66,000,000	ZAR	South Africa Government Bond, 10.50%, due 12/21/26	5,387,510
129,224,000	THB	Thailand Government Bond, 3.63%, due 06/16/23	4,127,825
178,026,000	THB	Thailand Government Bond, 3.88%, due 06/13/19	5,446,599
1,717,000	THB	Thailand Government Bond, 4.68%, due 06/29/44	69,170
15,150,850	THB	Thailand Government Bond, Reg S, 1.25%, due 03/12/28‡‡‡	409,586
8,186,000	TRY	Turkey Government Bond, 7.40%, due 02/05/20	2,618,721
4,165,394	TRY	Turkey Government Bond, 8.00%, due 03/12/25	1,274,113
11,644,741	TRY	Turkey Government Bond, 8.30%, due 06/20/18	3,880,357
3,885,833	TRY	Turkey Government Bond, 8.50%, due 07/10/19	1,291,552
1,710,885	TRY	Turkey Government Bond, 8.50%, due 09/14/22	551,302
1,831,712	TRY	Turkey Government Bond, 8.80%, due 11/14/18	614,627
10,517,174	TRY	Turkey Government Bond, 9.00%, due 07/24/24	3,419,443
5,549,857	TRY	Turkey Government Bond, 9.20%, due 09/22/21	1,858,140
3,832,000	TRY	Turkey Government Bond, 9.50%, due 01/12/22	1,295,011
28,226,250	TRY	Turkey Government Bond, 10.60%, due 02/11/26	10,047,142
10,565,453	TRY	Turkey Government Bond, 10.70%, due 02/17/21	3,733,136

			225,758,318

		TOTAL DEBT OBLIGATIONS (COST $502,818,589)	484,787,560

84	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 0.1%

	Oil & Gas — 0.1%

73,737	Halcon Resources Corp.* ¤	691,653
552	Penn Virginia Corp.* ****	19,596
690	Penn Virginia Corp. New* ****	24,495

		735,744

	TOTAL COMMON STOCKS (COST $1,141,468)	735,744

	WARRANTS — 0.0%

	Oil & Gas — 0.0%

3,495	Halcon Resources Corp. Strike Price $14.04, Expires 09/09/20*	8,004

	TOTAL WARRANTS (COST $—)	8,004

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 7.9%

	Bank Deposit — 3.7%

18,592,078	State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/03/16	18,592,078

	Securities Lending Collateral — 4.2%

21,274,140	State Street Institutional U.S. Government Money Market Fund, Premier Class ***	21,274,140

	TOTAL SHORT-TERM INVESTMENTS (COST $39,866,218)	39,866,218

	TOTAL INVESTMENTS — 104.2% (Cost $543,826,275)	525,397,526

	Other Assets and Liabilities (net) — (4.2)%	(21,248,259)

	NET ASSETS — 100.0%	$504,149,267

See accompanying Notes to the Financial Statements.	85

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Notes to Schedule of Investments:

*	Non-income producing security

**	Unless otherwise indicated, all par values are denominated in United States dollars ($).

***	Represents an investment of securities lending cash collateral.

****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $44,091 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2016 was $88,903.

¤	Illiquid security. The total market value of the securities at period end is $826,653 which represents 0.2% of net assets. The aggregate tax cost of these securities held at September 30, 2016 was $2,239,044.

†	Floating rate note. Rate shown is as of September 30, 2016.

††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

†††	Security is currently in default.

††††	When-issued security.

†††††	Security is perpetual and has no stated maturity date.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $128,827,960 which represents 25.6% of net assets.

86	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Unrealized Appreciation (Depreciation)
Buys
12/21/16	CLP	Citibank N.A.	837,368,403	$1,262,531	$24,099
12/21/16	CLP	Goldman Sachs International	2,916,401,597	4,397,164	52,348
12/21/16	COP	Citibank N.A.	16,305,094,860	5,585,713	230,651
12/21/16	COP	Goldman Sachs International	17,742,908,532	6,078,272	205,430
12/15/16	EUR	Citibank N.A.	500,000	563,808	58
12/21/16	EUR	Citibank N.A.	7,240,774	8,167,535	(11,108)
05/18/17	EUR	Deutsche Bank AG London	4,000,000	4,543,058	53,138
10/20/16	GBP	Deutsche Bank AG London	309,578	402,284	(50,226)
12/15/16	GBP	Deutsche Bank AG London	222,000	288,800	(24,930)
05/18/17	GBP	Deutsche Bank AG London	1,000,000	1,305,327	(6,673)
12/21/16	HUF	Citibank N.A.	180,740,000	657,519	581
12/21/16	HUF	Goldman Sachs International	162,729,560	591,998	(850)
12/21/16	IDR	Citibank N.A.	16,844,100,000	1,275,553	(4,714)
12/21/16	IDR	Standard Chartered Bank	56,661,141,000	4,290,777	51,895
12/21/16	MXN	Barclays Bank Plc	5,463,545	279,879	3,421
12/21/16	MXN	Citibank N.A.	46,320,000	2,372,815	36,017
12/21/16	MXN	HSBC Bank Plc	11,878,955	608,518	7,037
12/21/16	MXN	JPMorgan Chase Bank N.A. London	32,207,500	1,649,880	22,194
12/21/16	MYR	Citibank N.A.	3,930,000	946,637	(5,628)
12/21/16	MYR	Goldman Sachs International	5,798,597	1,396,735	(5,611)
12/21/16	MYR	Standard Chartered Bank	73,960,694	17,815,257	(93,883)
12/21/16	PEN	Citibank N.A.	5,624,218	1,637,263	4,452
12/21/16	PEN	Goldman Sachs International	30,784,782	8,961,743	25,667
12/21/16	PHP	Citibank N.A.	30,030,000	617,921	2,136
12/21/16	PHP	JPMorgan Chase Bank N.A. London	169,816,700	3,494,282	(38,414)
12/21/16	PHP	Standard Chartered Bank	427,470,300	8,795,966	(70,551)
12/21/16	PLN	Citibank N.A.	75,273,295	19,638,120	282,837
03/15/17	RUB	Citibank N.A.	388,499,054	5,937,996	213,160
03/15/17	RUB	Goldman Sachs International	392,538,690	5,999,739	320,518
12/21/16	THB	Barclays Bank Plc	70,813,892	2,041,560	17,438
12/21/16	THB	Citibank N.A.	260,955,261	7,523,322	53,262
12/21/16	THB	JPMorgan Chase Bank N.A. London	78,821,993	2,272,433	21,019
12/21/16	THB	Standard Chartered Bank	293,249,582	8,454,366	68,462
12/21/16	ZAR	Citibank N.A.	21,960,000	1,572,988	32,869

					$1,416,101

Sales
12/02/16	BRL	Citibank N.A.	6,842,547	$2,070,767	$(4,095)
12/21/16	BRL	Citibank N.A.	1,920,000	577,631	334
12/21/16	CLP	Citibank N.A.	2,730,601,000	4,117,026	(10,242)
12/21/16	CLP	HSBC Bank Plc	865,020,000	1,304,222	(46,011)
02/15/17	CNY	Citibank N.A.	91,084,000	13,595,415	(143,165)
02/15/17	CNY	Goldman Sachs International	4,050,000	604,513	(5,799)
12/21/16	COP	Barclays Bank Plc	1,268,820,000	434,666	(6,444)
12/21/16	COP	Citibank N.A.	5,521,935,700	1,891,675	(8,781)
12/21/16	COP	Goldman Sachs International	2,938,825,869	1,006,767	(15,253)

See accompanying Notes to the Financial Statements.	87

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Forward Foreign Currency Contracts — continued

Settlement Date	Currency	Counterparty	Units of Currency	Value	Unrealized Appreciation (Depreciation)
12/21/16	COP	HSBC Bank Plc	4,050,701,831	$1,387,668	$(24,392)
12/21/16	COP	JPMorgan Chase Bank N.A. London	4,421,756,599	1,514,782	(14,494)
12/21/16	COP	Standard Chartered Bank	11,516,450,000	3,945,244	(145,640)
12/21/16	EUR	Citibank N.A.	520,669	587,311	(1,100)
12/21/16	EUR	HSBC Bank Plc	969,331	1,093,397	(2,039)
12/21/16	HUF	Citibank N.A.	423,717,383	1,541,452	2,032
12/21/16	IDR	Standard Chartered Bank	21,311,600,000	1,613,863	(11,487)
12/21/16	ILS	Citibank N.A.	44,540,000	11,891,261	(116,914)
12/21/16	KRW	Citibank N.A.	4,776,775,600	4,335,327	(90,173)
12/21/16	KRW	Standard Chartered Bank	9,272,564,401	8,415,636	(129,754)
12/21/16	MXN	Citibank N.A.	98,733,302	5,057,768	213,912
12/21/16	MXN	Goldman Sachs International	183,700,000	9,410,321	264,465
12/21/16	MYR	Citibank N.A.	22,278,974	5,366,440	31,060
12/21/16	MYR	Goldman Sachs International	2,298,666	553,690	5,596
12/21/16	MYR	HSBC Bank Plc	2,714,000	653,734	400
12/21/16	RON	Citibank N.A.	19,779,963	5,004,492	40
12/21/16	SGD	Citibank N.A.	800,000	587,019	178
12/21/16	SGD	JPMorgan Chase Bank N.A. London	15,454,000	11,339,733	(29,721)
12/21/16	TRY	Citibank N.A.	15,239,050	4,999,728	67,159
12/21/16	TRY	Goldman Sachs International	10,240,000	3,359,607	21,112
12/21/16	TWD	Citibank N.A.	224,920,000	7,190,982	(66,271)
12/21/16	ZAR	Barclays Bank Plc	28,127,627	2,014,774	(50,636)
12/21/16	ZAR	Citibank N.A.	27,707,811	1,984,702	(46,754)
12/21/16	ZAR	Goldman Sachs International	28,127,627	2,014,774	(50,280)
12/21/16	ZAR	HSBC Bank Plc	4,576,977	327,848	(11,371)
12/21/16	ZAR	JPMorgan Chase Bank N.A. London	15,020,000	1,075,878	(34,128)

					$(458,656)

Cross-Currency Forwards

Settlement Date	Receive/Deliver	Counterparty	Contract Amount Purchased	Contract Amount Sold	Unrealized Appreciation (Depreciation)
12/21/16	HUF/EUR	Goldman Sachs International	473,240,000	1,531,834	$(6,284)

Currency Abbreviations

BRL	— Brazilian Real
CLP	— Chilean Peso
CNY	— Chinese Yuan
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound Sterling
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
KRW	— South Korean Won

88	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Currency Abbreviations— continued

MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nouveau Sol
PHP	— Philippines Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— New Turkish Lira
TWD	— Taiwan Dollar
ZAR	— South African Rand

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
42	South Africa Government Bond, Series R186	November 2016	$354,446	$2,556
39	South Africa Government Bond, Series R2035	November 2016	277,751	2,320
469	South Africa Government Bond, Series R2037	November 2016	3,222,448	30,334
30	South Africa Government Bond, Series R204	November 2016	226,265	971
579	South Africa Government Bond, Series R207	November 2016	4,232,317	26,881
253	South Africa Government Bond, Series R208	November 2016	1,764,438	13,514

				$76,576

Sales
3	U.S. Treasury Note 10-Year	December 2016	$393,375	$(123)

				$(123)

See accompanying Notes to the Financial Statements.	89

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Corporate Debt	51.4
Sovereign Debt Obligations	44.8
Forward Foreign Currency Contracts	0.2
Common Stocks	0.1
Futures Contracts	0.0
Warrants	0.0
Short-Term Investments	7.9
Other Assets and Liabilities (net)	(4.4)

100.0%

90	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 89.8%

	Austria — 0.0%

9,780	ANDRITZ AG	532,557

	Bermuda — 1.2%

342,911	Cosan, Ltd. Class A	2,451,814
60,925	Credicorp, Ltd.	9,274,003
16,908,000	GOME Electrical Appliances Holding, Ltd.‡	2,071,004
20,300	Jardine Matheson Holdings, Ltd.	1,230,383
674,000	Nine Dragons Paper Holdings, Ltd.	630,032
7,660,000	SMI Holdings Group, Ltd.	750,598

	Total Bermuda	16,407,834

	Brazil — 5.0%

30,500	AES Tiete Energia SA	150,301
2,079,807	AMBEV SA, ADR	12,666,025
437,400	AMBEV SA	2,668,411
894,861	Banco Bradesco SA, ADR	8,116,389
334,100	Banco do Brasil SA	2,344,670
189,700	BB Seguridade Participacoes SA	1,744,690
791,500	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	4,095,331
63,800	BRF SA	1,086,359
369,300	CCR SA	1,925,587
165,718	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	1,534,549
346,800	Cielo SA	3,470,295
174,800	Cosan SA Industria e Comercio	2,028,936
19,500	EDP - Energias do Brasil SA	86,310
7,200	Engie Brasil Energia SA	85,322
79,500	Equatorial Energia SA	1,231,340
181,100	Hypermarcas SA	1,553,552
77,900	Iguatemi Empresa de Shopping Centers SA	712,138
179,458	Itau Unibanco Holding SA, ADR	1,963,270
699,800	JBS SA	2,546,020
47,000	Klabin SA	246,512
375,600	Kroton Educacional SA	1,709,874
424,000	Lojas Renner SA	3,193,524
99,200	Natura Cosmeticos SA	953,573
135,200	Porto Seguro SA	1,240,951
333,200	Qualicorp SA	1,967,089
69,500	Raia Drogasil SA	1,417,874
22,600	Sul America SA	112,901
84,200	Totvs SA	787,354
226,100	Ultrapar Participacoes SA	4,945,339
153,200	WEG SA	832,760

	Total Brazil	67,417,246

	Cayman Islands — 10.0%

5,561	58.com, Inc., ADR* ‡	265,037
152,434	Alibaba Group Holding, Ltd., Sponsored ADR* ‡	16,125,993

See accompanying Notes to the Financial Statements.	91

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Cayman Islands — continued

44,722	Baidu, Inc., Sponsored ADR*	8,142,535
2,609,000	Belle International Holdings, Ltd.	1,789,578
193,942	Bizlink Holding, Inc.	1,011,613
1,111,000	Chailease Holding Co., Ltd.	1,970,669
1,149,000	China Conch Venture Holdings, Ltd.	2,239,942
923,000	China Evergrande Group‡	623,588
32,596	China Lodging Group, Ltd., ADR	1,469,754
1,963,000	China Medical System Holdings, Ltd.	3,300,372
488,000	China Resources Land, Ltd.	1,359,060
431,000	Country Garden Holdings Co., Ltd.	227,282
24,251	Ctrip.com International, Ltd., ADR*	1,129,369
5,610,000	Dali Foods Group Co., Ltd. ‡ 144A	2,958,361
485,735	Fu Shou Yuan International Group, Ltd.	279,944
7,490,000	Geely Automobile Holdings, Ltd.	6,682,715
130,100	Gourmet Master Co., Ltd.	1,294,961
159,500	Hengan International Group Co., Ltd.	1,322,320
50,741	JD.com, Inc., ADR*	1,323,833
6,756,652	Lee & Man Paper Manufacturing, Ltd.	6,132,947
165,000	Longfor Properties Co., Ltd.	253,160
59,525	NetEase, Inc., ADR	14,332,429
63,875	New Oriental Education & Technology Group, Inc., Sponsored ADR*	2,961,245
314,000	Sands China, Ltd.	1,362,322
1,350,000	Shimao Property Holdings, Ltd.	1,827,629
28,530	Silicon Motion Technology Corp., ADR	1,477,569
675,000	Sino Biopharmaceutical, Ltd.	453,426
1,405,000	Sunac China Holdings, Ltd.‡	1,010,824
276,000	Sunny Optical Technology Group Co., Ltd.	1,362,928
28,150	TAL Education Group, ADR*	1,994,146
72,092	Tarena International, Inc., ADR	1,043,892
1,251,900	Tencent Holdings, Ltd.	34,380,663
1,176,000	Tianneng Power International, Ltd.	1,000,728
5,820,000	Tongda Group Holdings, Ltd.	1,418,240
28,968	Vipshop Holdings, Ltd., ADR*	424,961
3,445,000	Want Want China Holdings, Ltd.‡	2,132,041
7,829,332	WH Group, Ltd. 144A	6,299,039
5,798,000	Xinyi Solar Holdings, Ltd.* ‡	2,167,910
2,203,500	Xtep International Holdings, Ltd.	1,025,617

	Total Cayman Islands	136,578,642

	Chile — 0.8%

20,790,950	Banco de Chile	2,319,186
52,512	Banco Santander Chile, ADR‡	1,086,473
28,458,399	Banco Santander Chile	1,468,032
966,311	Cencosud SA	2,890,823
13,053	Cia Cervecerias Unidas SA, Sponsored ADR	263,540
26,046	Enersis Chile SA, ADR	123,719
219,306	Enersis SA, Sponsored ADR	1,796,116
54,958	Latam Airlines Group SA, Sponsored ADR* ‡	446,259

	Total Chile	10,394,148

92	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	China — 9.4%

10,262,000	Agricultural Bank of China, Ltd. Class H	4,392,736
2,588,000	Air China, Ltd. Class H	1,743,792
692,000	Anhui Conch Cement Co., Ltd. Class H‡	1,895,964
33,186,000	Bank of China, Ltd. Class H	15,146,879
1,100,000	Bank of Communications Co., Ltd. Class H	838,195
1,166,000	Beijing Capital International Airport Co., Ltd. Class H	1,321,455
2,015,000	China Cinda Asset Management Co., Ltd. Class H	711,853
2,228,000	China CITIC Bank Corp., Ltd. Class H	1,479,406
5,994,000	China Communications Services Corp., Ltd. Class H	3,748,206
24,104,000	China Construction Bank Corp. Class H	17,869,893
5,408,000	China Everbright Bank Co., Ltd. Class H	2,517,149
3,837,000	China Galaxy Securities Co., Ltd. Class H	3,497,649
5,008,000	China Petroleum & Chemical Corp. Class H	3,648,193
1,730,484	China Shenhua Energy Co., Ltd. Class H	3,382,453
1,812,000	China Shipping Development Co., Ltd. Class H	978,897
612,000	China Telecom Corp., Ltd. Class H	308,527
138,000	China Vanke Co., Ltd. Class H	357,635
1,189,000	Chongqing Rural Commercial Bank Co., Ltd. Class H	732,782
1,524,000	Dongfeng Motor Group Co., Ltd. Class H	1,522,831
2,514,000	Great Wall Motor Co., Ltd. Class H	2,447,244
2,080,000	Guangzhou R&F Properties Co., Ltd. Class H	3,271,811
34,258,000	Industrial & Commercial Bank of China Class H	21,422,431
5,167,000	People’s Insurance Co. Group of China, Ltd. (The) Class H	2,105,186
420,000	PetroChina Co., Ltd. Class H	275,634
2,964,760	PICC Property & Casualty Co., Ltd. Class H	4,908,170
1,602,000	Ping An Insurance Group Co. Class H	8,303,354
148,000	Shandong Weigao Group Medical Polymer Co., Ltd. Class H	99,227
2,344,500	Sinopec Engineering Group Co., Ltd. Class H	2,016,235
3,490,000	Sinopec Shanghai Petrochemical Co., Ltd. Class H*	1,759,411
1,454,800	Sinopharm Group Co., Ltd. Class H	6,987,062
1,396,000	Sinotrans, Ltd. Class H	680,365
1,613,000	TravelSky Technology, Ltd. Class H	3,826,636
753,000	Weichai Power Co., Ltd. Class H	1,009,702
1,776,000	Zhejiang Expressway Co., Ltd. Class H	1,873,101
1,854,000	Zijin Mining Group Co., Ltd. Class H	595,215

	Total China	127,675,279

	Colombia — 0.2%

17,600	Bancolombia SA, Sponsored ADR	687,104
349,536	Cementos Argos SA	1,393,289
250,757	Interconexion Electrica SA ESP	848,917

	Total Colombia	2,929,310

	Czech Republic — 0.1%

438,540	Moneta Money Bank AS* 144A	1,397,042

	Denmark — 0.2%

23,094	Carlsberg AS Class B	2,202,765

See accompanying Notes to the Financial Statements.	93

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	France — 0.2%

26,971	Sanofi	2,050,169

	Hong Kong — 4.1%

344,200	AIA Group, Ltd.	2,287,729
179,000	Beijing Enterprises Holdings, Ltd.	907,007
206,000	China Everbright International, Ltd.	244,885
1,422,000	China Everbright, Ltd.	2,907,822
100,000	China Merchants Port Holdings Co., Ltd.	266,247
1,799,980	China Mobile, Ltd.	21,780,455
2,292,658	China Overseas Land & Investment, Ltd.	7,774,277
5,147,000	China Power International Development, Ltd.	1,977,586
1,872,000	China Resources Power Holdings Co., Ltd.	3,224,611
4,989,000	CNOOC, Ltd.	6,188,047
2,028,000	CSPC Pharmaceutical Group, Ltd.	2,029,059
102,000	Far East Horizon, Ltd.	96,267
561,772	Guangdong Investment, Ltd.	892,351
1,095,000	Shanghai Industrial Holdings, Ltd.	3,148,357
2,798,000	Shenzhen Investment, Ltd.	1,331,187

	Total Hong Kong	55,055,887

	Hungary — 0.8%

556,290	Magyar Telekom Telecommunications Plc	910,234
272,769	OTP Bank Nyrt	7,141,126
140,456	Richter Gedeon Nyrt	2,844,688

	Total Hungary	10,896,048

	India — 8.9%

118,542	Ashok Leyland, Ltd.	142,258
181,791	Asian Paints, Ltd.	3,167,281
458,932	Aurobindo Pharma, Ltd.	5,907,250
199,546	Axis Bank, Ltd.	1,627,418
112,307	Bajaj Auto, Ltd.	4,790,506
91,392	Bharat Financial Inclusion, Ltd.*	1,210,141
547,700	Bharat Petroleum Corp., Ltd.	5,047,593
80,322	Cadila Healthcare, Ltd.	470,194
19,636	Cipla, Ltd.	170,967
46,146	Divi’s Laboratories, Ltd.	901,018
38,423	Dr. Reddy’s Laboratories, Ltd., ADR‡	1,783,596
573	Eicher Motors, Ltd.	214,230
327,650	Exide Industries, Ltd.	901,062
1,462,536	Federal Bank, Ltd.	1,578,300
21,750	GAIL India, Ltd.	126,047
9,764	Glenmark Pharmaceuticals, Ltd.	135,505
15,554	Godrej Consumer Products, Ltd.	368,047
777,503	HCL Technologies, Ltd. Class T	9,342,181
79,369	HDFC Bank, Ltd., ADR	5,705,837
124,331	Hero MotoCorp Ltd.	6,379,013
968,012	Hindalco Industries, Ltd.	2,220,845

94	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	India — continued

237,981	Hindustan Petroleum Corp., Ltd.	1,526,252
307,274	Hindustan Unilever, Ltd.	4,017,390
307,432	Housing Development Finance Corp., Ltd.	6,441,158
171,656	Idea Cellular, Ltd.	204,322
42,134	Indiabulls Housing Finance, Ltd.	523,289
117,903	Indraprastha Gas, Ltd.	1,381,261
591,040	Infosys, Ltd.	9,177,188
196,828	Infosys, Ltd., Sponsored ADR‡	3,105,946
1,749,728	ITC, Ltd.	6,367,664
1,067,567	JSW Energy, Ltd.	1,178,525
18,603	LIC Housing Finance, Ltd.	162,001
288,455	Marico, Ltd.	1,190,126
56,283	Maruti Suzuki India, Ltd.	4,641,107
330,072	Motherson Sumi Systems, Ltd.	1,579,467
1,642	Nestle India, Ltd.	158,329
193,273	Oil & Natural Gas Corp., Ltd.	755,472
989,906	Power Finance Corp., Ltd.	1,785,637
7,861	Reliance Industries, Ltd. (London Exchange), GDR 144A	257,841
64,230	Shriram Transport Finance Co., Ltd.	1,126,774
16,814	State Bank of India, Ltd., Reg S, GDR‡‡‡	626,321
8,019	Sun Pharmaceutical Industries, Ltd.	91,180
192,361	Tata Consultancy Services, Ltd.	7,027,042
810,610	Tata Motors, Ltd.*	6,508,743
35,637	Tata Motors, Ltd., Sponsored ADR‡	1,424,767
16,001	Tata Steel, Ltd.	92,009
13,815	Tech Mahindra, Ltd.	87,293
47,680	Torrent Pharmaceuticals, Ltd.	1,173,739
242,975	Wipro, Ltd.	1,748,230
94,719	Wipro, Ltd., ADR‡	919,721
455,281	Zee Entertainment Enterprises, Ltd.	3,730,528

	Total India	121,198,611

	Indonesia — 2.9%

1,064,100	Adaro Energy Tbk PT	105,994
10,889,600	Astra International Tbk PT	6,883,702
724,100	Bank Central Asia Tbk PT	871,073
1,836,000	Bank Mandiri Persero Tbk PT	1,575,603
1,355,400	Bank Negara Indonesia Persero Tbk PT	576,390
4,985,700	Bank Rakyat Indonesia Persero Tbk PT	4,660,604
8,012,300	Bank Tabungan Negara Persero Tbk PT	1,178,731
209,100	Gudang Garam Tbk PT	993,349
337,700	Indofood CBP Sukses Makmur Tbk PT	245,170
1,748,800	Indofood Sukses Makmur Tbk PT	1,165,777
11,503,900	Kalbe Farma Tbk PT	1,512,205
644,100	Matahari Department Store Tbk PT	911,788
4,510,900	Mitra Keluarga Karyasehat Tbk PT	964,326
377,000	Semen Gresik Persero Tbk PT	291,756
31,727,000	Telekomunikasi Indonesia Persero Tbk PT	10,477,616

See accompanying Notes to the Financial Statements.	95

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Indonesia — continued

613,400	Unilever Indonesia Tbk PT	2,093,860
2,553,710	United Tractors Tbk PT	3,463,387
4,131,900	Waskita Karya Persero Tbk PT	829,483

	Total Indonesia	38,800,814

	Japan — 0.2%

88,500	Honda Motor Co., Ltd.	2,523,515
11,800	Makita Corp.	834,326

	Total Japan	3,357,841

	Luxembourg — 0.2%

108,320	Ternium SA, Sponsored ADR	2,126,322

	Malaysia — 1.3%

8,071,215	AirAsia Bhd	5,445,216
800,500	AMMB Holdings Bhd	791,693
8,700	British American Tobacco Malaysia Bhd	103,378
236,400	CIMB Group Holdings Bhd	269,240
228,200	Genting Bhd	437,583
1,560,300	Genting Malaysia Bhd	1,716,688
243,200	IHH Healthcare Bhd	372,254
43,800	Kuala Lumpur Kepong Bhd	253,978
261,400	Malayan Banking Bhd	474,066
165,700	MISC Bhd	302,511
55,000	Petronas Chemicals Group Bhd	88,442
876,900	Public Bank Bhd	4,202,674
627,900	Tenaga Nasional Bhd	2,171,193
932,200	Westports Holdings Bhd	989,568
603,500	YTL Corp. Bhd*	261,217

	Total Malaysia	17,879,701

	Mexico — 3.3%

310,600	Alsea SAB de CV	1,052,960
1,800,400	America Movil SAB de CV Series L	1,028,880
67,900	Arca Continental SAB de CV	404,870
114,737	Cemex SAB de CV, Sponsored ADR*	911,012
1,750,700	Fibra Uno Administracion SA de CV REIT	3,206,775
245,000	Fomento Economico Mexicano SAB de CV	2,259,289
62,245	Fomento Economico Mexicano SAB de CV, Sponsored ADR‡	5,729,030
1,054,900	Gentera SAB de CV	1,909,378
151,750	Gruma SAB de CV Class B	1,994,583
210,800	Grupo Aeroportuario del Pacifico SAB de CV Class B	2,007,738
15,319	Grupo Aeroportuario del Sureste SAB de CV, ADR	2,243,008
54,435	Grupo Aeroportuario del Sureste SAB de CV	797,758
1,201,215	Grupo Financiero Banorte SAB de CV Series O	6,317,807
110,400	Grupo Financiero Santander Mexico SAB de CV Class B, ADR‡	971,520
255,400	Grupo Lala SAB de CV	488,273

96	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Mexico — continued

1,996,619	Grupo Mexico SAB de CV Series B	4,892,122
3,432	Grupo Televisa SAB, Sponsored ADR	88,168
56,975	Industrias Penoles SAB de CV	1,365,975
1,438,500	Kimberly-Clark de Mexico SAB de CV Class A	3,260,010
514,200	OHL Mexico SAB de CV*	683,616
66,695	Promotora y Operadora de Infraestructura SAB de CV	719,349
1,233,400	Wal-Mart de Mexico SAB de CV	2,705,342

	Total Mexico	45,037,463

	Netherlands — 0.4%

776,392	Steinhoff International Holdings NV	4,434,913
69,999	Yandex NV Class A*	1,473,479

	Total Netherlands	5,908,392

	Philippines — 0.5%

22,650	Ayala Corp.	400,269
101,140	Bank of the Philippine Islands	218,985
144,880	BDO Unibank, Inc.	328,030
405,470	Cebu Air, Inc.	944,801
14,220	Globe Telecom, Inc.	598,181
201,390	JG Summit Holdings, Inc.	309,384
29,860	Jollibee Foods Corp.	152,086
9,905,600	Metro Pacific Investments Corp.	1,450,248
4,465	PLDT, Inc.	157,626
1,920,500	SM Prime Holdings, Inc.	1,114,797
440,180	Universal Robina Corp.	1,615,673

	Total Philippines	7,290,080

	Poland — 0.5%

51,111	Asseco Poland SA	743,960
172,564	Eurocash SA	1,916,200
32,419	KGHM Polska Miedz SA	631,041
15,445	KRUK SA	960,432
94,279	PGE Polska Grupa Energetyczna SA	250,025
1,195,075	Polskie Gornictwo Naftowe i Gazownictwo SA	1,576,843
12,906	Powszechna Kasa Oszczednosci Bank Polski SA	87,201
220,604	Tauron Polska Energia SA*	146,979

	Total Poland	6,312,681

	Qatar — 0.4%

93,917	Commercial Bank QSC (The)	995,386
117,827	Qatar National Bank SAQ	5,046,956

	Total Qatar	6,042,342

	Romania — 0.0%

39,231	New Europe Property Investments Plc	443,627

See accompanying Notes to the Financial Statements.	97

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Russia — 2.0%

590,966	Gazprom PJSC, Sponsored ADR	2,487,967
906,455	Gazprom PJSC (OTC Exchange), Sponsored ADR	3,834,305
25,467	LUKOIL PJSC, Sponsored ADR	1,241,007
118,371	LUKOIL PJSC (Euroclear Shares), Sponsored ADR	5,763,484
24	Magnitogorsk Iron & Steel OJSC, Sponsored GDR	142
2,034,314	Magnitogorsk Iron & Steel OJSC	924,817
131,852	Mobile Telesystems PJSC, Sponsored ADR	1,006,031
1,004,050	Moscow Exchange MICEX-RTS PJSC	2,022,399
7,128	NOVATEK OJSC, Reg S, GDR‡‡‡	784,080
242,877	Rosneft Oil Co., Reg S, GDR‡‡‡	1,326,108
92,659	Rosneft Oil Co., Reg S, (London Exchange), GDR‡‡‡	505,918
97,627	Sberbank of Russia PJSC, Sponsored ADR	919,646
1,186	Severstal PAO (London Exchange), GDR‡‡‡	14,171
68,144	Severstal PJSC, Reg S, GDR‡‡‡	822,498
261,198	Sistema PJSC FC, GDR‡‡‡	1,938,089
137,124	Surgutneftegas OJSC, Sponsored ADR	659,567
79,847	Tatneft PJSC, Sponsored ADR	2,464,078
25,217	Tatneft PJSC, (London Exchange), Sponsored ADR	776,179

	Total Russia	27,490,486

	Singapore — 0.4%

115,058	Flex, Ltd.*	1,567,090
416,100	SembCorp Industries, Ltd.‡	790,421
14,900	Singapore Telecommunications, Ltd.	43,385
554,800	Singapore Telecommunications, Ltd. (London Exchange)	1,615,428
116,338	United Overseas Bank, Ltd.	1,606,692

	Total Singapore	5,623,016

	South Africa — 5.0%

74,112	Anglo American Platinum, Ltd.*	2,082,708
36,049	AngloGold Ashanti, Ltd., Sponsored ADR*	573,900
140,434	AVI, Ltd.	959,460
305,119	Barclays Africa Group, Ltd.	3,350,457
156,651	Bid Corp., Ltd.*	2,952,176
295,942	Bidvest Group, Ltd. (The)	3,477,379
25,724	Capitec Bank Holdings, Ltd.	1,201,660
94,214	Clicks Group, Ltd.	871,006
79,515	Exxaro Resources, Ltd.‡	489,247
1,774,550	FirstRand, Ltd.‡	6,129,706
160,892	Foschini Group, Ltd. (The)	1,632,174
309,412	Gold Fields, Ltd., Sponsored ADR	1,500,648
390,382	Growthpoint Properties, Ltd. REIT‡	718,522
36,256	Hyprop Investments, Ltd. REIT	318,576
127,073	Impala Platinum Holdings, Ltd.*	632,258
52,828	Imperial Holdings, Ltd.	641,984
144,408	Investec, Ltd.	886,007
190,869	Liberty Holdings, Ltd.	1,616,416
11,976	Massmart Holdings, Ltd.	103,385

98	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued

395,152	MMI Holdings, Ltd.	643,680
112,070	Mondi, Ltd.	2,351,994
28,748	Mr Price Group, Ltd.	320,924
264,861	MTN Group, Ltd.	2,262,381
60,884	Naspers, Ltd. Class N	10,516,345
333,634	Netcare, Ltd.	815,934
46,344	Pick n Pay Stores, Ltd.	231,126
728,346	Redefine Properties, Ltd. REIT	605,399
39,012	Remgro, Ltd.	651,257
29,715	Resilient, Ltd. REIT	247,725
345,629	RMB Holdings, Ltd.	1,476,142
25,470	Sanlam, Ltd.	116,707
81,008	Sasol, Ltd.	2,214,999
533,320	Sibanye Gold, Ltd.	1,918,226
158,017	Spar Group, Ltd. (The)	2,208,281
249,736	Standard Bank Group, Ltd.	2,554,703
357,615	Super Group, Ltd.*	1,104,475
702,015	Telkom SA SOC, Ltd.	3,088,075
28,903	Tiger Brands, Ltd.	814,465
221,557	Truworths International, Ltd.‡	1,143,936
512,662	Tsogo Sun Holdings, Ltd.	1,160,934
114,096	Vodacom Group, Ltd.	1,278,921
78,677	Woolworths Holdings, Ltd.	442,210

	Total South Africa	68,306,508

	South Korea — 12.3%

28,189	Able C&C Co., Ltd.	611,719
5,736	Amorepacific Corp.	2,025,972
2,447	AMOREPACIFIC Group	367,711
5,615	BGF retail Co., Ltd.	983,970
1	CJ CheilJedang Corp.	330
42,030	Coway Co., Ltd.	3,640,679
16,150	DGB Financial Group, Inc.	132,414
74,011	Dongbu Insurance Co., Ltd.	4,583,057
24,252	Doosan Heavy Industries & Construction Co., Ltd.	569,223
19,383	Hana Financial Group, Inc.	490,141
39,613	Hankook Tire Co., Ltd.	2,136,480
573	Hanmi Pharm Co., Ltd.	264,297
116,763	Hanwha Chemical Corp.	2,565,637
47,167	Hanwha Corp.	1,501,070
30,717	Hanwha Life Insurance Co., Ltd.	160,648
22,395	Hyosung Corp.	2,643,438
18,267	Hyundai Department Store Co., Ltd.	1,965,442
68,196	Hyundai Development Co-Engineering & Construction	3,176,515
13,147	Hyundai Engineering & Construction Co., Ltd.	468,534
2,799	Hyundai Glovis Co., Ltd.	459,998
175,308	Hyundai Marine & Fire Insurance Co., Ltd.	5,770,114
16,186	Hyundai Mobis Co., Ltd.	4,041,540

See accompanying Notes to the Financial Statements.	99

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

12,987	Innocean Worldwide, Inc.	863,166
200,835	Jcontentree Corp.*	673,796
166,992	Kangwon Land, Inc.	5,958,856
133,113	KB Financial Group, Inc.	4,574,683
104,775	Kia Motors Corp.	4,009,866
27,534	Koh Young Technology, Inc.	1,141,260
170,873	Korea Electric Power Corp.	8,378,029
6,056	Korea Petrochemical Ind Co., Ltd.	1,173,974
7,701	Korea Zinc Co., Ltd.	3,363,310
114,707	Korean Reinsurance Co.	1,213,362
25,403	KT Corp., Sponsored ADR	407,718
64,467	KT&G Corp.	7,316,816
2,409	LG Chem, Ltd.	528,237
67,982	LG Corp.	3,993,676
6,084	LG Household & Health Care, Ltd.	5,275,544
8,287	LG Uplus Corp.	88,412
13,163	Loen Entertainment, Inc.*	932,232
6,707	Lotte Chemical Corp.	1,814,760
15,458	LS Corp.	816,866
9,226	NAVER Corp.	7,396,884
2,793	NCSoft Corp.	749,382
2,387	Nong Shim Co., Ltd.	680,545
14,333	Osstem Implant Co., Ltd.*	793,856
1,636	POSCO	337,197
62,022	Posco Daewoo Corp.	1,379,706
2,226	Samsung Card Co., Ltd.	101,260
26,134	Samsung Electronics Co., Ltd.	37,919,037
35,354	Samsung Life Insurance Co., Ltd.	3,386,614
96,170	Shinhan Financial Group Co., Ltd.	3,505,902
2,417	Shinsegae, Inc.	398,316
26,758	Silicon Works Co., Ltd.	725,225
100,634	SK Hynix, Inc.	3,673,207
23,942	SK Innovation Co., Ltd.	3,510,812
108,399	SK Networks Co., Ltd.	658,455
34,805	SK Telecom Co., Ltd.	7,142,080
23,858	Soulbrain Co., Ltd.	1,319,247
27,734	Value Added Technologies Co., Ltd.	946,836
94,909	Woori Bank	982,397

	Total South Korea	166,690,450

	Sweden — 0.1%

125,635	Telefonaktiebolaget LM Ericsson Class B	908,454

	Switzerland — 0.5%

90,462	ABB, Ltd.*	2,035,255
27,503	Cie Financiere Richemont SA‡	1,679,573
22,905	Nestle SA	1,808,725
4,205	Syngenta AG	1,843,537

	Total Switzerland	7,367,090

100	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Taiwan — 11.0%

2,577,000	Advanced Semiconductor Engineering, Inc.	3,091,200
382,000	Asustek Computer, Inc.	3,406,199
395,000	Basso Industry Corp.	1,253,848
220,000	Bioteque Corp.	1,112,440
912,000	Catcher Technology Co., Ltd.	7,404,699
948,000	Cathay Financial Holding Co., Ltd.	1,212,767
1,319,000	China Airlines, Ltd.*	393,442
1,532,660	China General Plastics Corp.	1,014,586
846,372	China Life Insurance Co., Ltd.	773,590
549,000	Chunghwa Telecom Co., Ltd.	1,935,350
5,782,000	Compal Electronics, Inc.	3,569,307
2,777,889	CTBC Financial Holding Co., Ltd.	1,612,913
3,988,915	E.Sun Financial Holding Co., Ltd.	2,271,526
564,000	Elite Material Co., Ltd.	1,538,403
89,000	Far EasTone Telecommunications Co., Ltd.	210,110
146,720	Feng TAY Enterprise Co., Ltd.	650,622
988,570	First Financial Holding Co., Ltd.	525,105
496,000	Formosa Petrochemical Corp.	1,490,587
968,400	Foxconn Technology Co., Ltd.	2,836,105
3,435,997	Fubon Financial Holding Co., Ltd.	5,075,263
168,000	Grape King Bio, Ltd.	1,393,501
1,836,000	Highwealth Construction Corp.	2,840,791
4,851,905	Hon Hai Precision Industry Co., Ltd.	12,228,246
238,950	Hua Nan Financial Holdings Co., Ltd.	122,351
832,000	Innolux Corp.	281,355
212,000	Inotera Memories, Inc.*	186,668
2,316,000	Inventec Corp.	1,891,487
1,038,000	King Yuan Electronics Co., Ltd.	922,247
26,000	Largan Precision Co., Ltd.	3,135,378
1,650,195	Lite-On Technology Corp.	2,374,306
521,000	MediaTek, Inc.	3,980,779
973,000	Mega Financial Holding Co., Ltd.	684,457
610,000	Merida Industry Co., Ltd.	2,880,158
997,000	Micro-Star International Co., Ltd.	2,592,254
134,000	Novatek Microelectronics Corp.	472,380
1,509,000	Pegatron Corp.	3,880,155
1,525,000	Pou Chen Corp.	2,145,523
2,157,000	Powertech Technology, Inc.	5,594,554
51,000	President Chain Store Corp.	405,130
810,000	Primax Electronics, Ltd.	1,187,395
311,000	Realtek Semiconductor Corp.	1,021,933
311,000	Shin Zu Shing Co., Ltd.	1,026,894
718,000	Simplo Technology Co., Ltd.	2,359,318
439,164	SinoPac Financial Holdings Co., Ltd.	129,597
757,087	Taishin Financial Holding Co., Ltd.	281,382
178,000	Taiwan Fertilizer Co., Ltd.	238,503
283,000	Taiwan Paiho, Ltd.	1,011,182
4,725,000	Taiwan Semiconductor Manufacturing Co., Ltd.	27,509,930

See accompanying Notes to the Financial Statements.	101

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

521,184	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	15,943,019
116,000	Teco Electric and Machinery Co., Ltd.	99,919
1,674,015	Uni-President Enterprises Corp.	3,140,230
1,412,000	Vanguard International Semiconductor Corp.	2,639,715
1,444,230	Wistron Corp.	1,073,537
1,989,000	WPG Holdings, Ltd.	2,354,147

	Total Taiwan	149,406,483

	Thailand — 2.8%

249,300	Airports of Thailand PCL Class F	2,870,727
5,199,500	Ananda Development PCL Class F	726,279
4,129,800	AP Thailand PCL Class F	864,100
1,992,400	Bangkok Dusit Medical Services PCL Class F	1,253,516
1,584,400	Charoen Pokphand Foods PCL, NVDR	1,451,795
1,273,800	CP All PCL Class F	2,260,857
226,622	Delta Electronics Thailand PCL	518,320
836,878	Delta Electronics Thailand PCL Class C	1,914,072
4,645,200	Home Product Center PCL Class F	1,354,012
359,100	Home Product Center PCL Class N, NVDR	103,636
5,705,800	IRPC PCL Class F	803,587
173,400	Kasikornbank PCL, NVDR	938,312
332,000	KCE Electronics PCL Class F	1,015,642
288,800	Krungthai Card PCL Class F	1,229,380
561,700	Minor International PCL Class F	632,216
421,200	PTT Exploration & Production PCL Class N, NVDR	984,623
2,149,600	PTT Global Chemical PCL	3,644,704
687,600	PTT Global Chemical PCL, NVDR	1,165,844
382,150	Siam Cement PCL (The)	5,712,950
1,311,000	Thai Beverage PCL	932,686
1,540,500	Thai Oil PCL	3,045,433
745,700	Thai Oil PCL, NVDR	1,474,183
4,315,900	Thai Union Group PCL, NVDR	2,665,520

	Total Thailand	37,562,394

	Turkey — 1.3%

67,490	Akbank TAS	180,831
161,605	Arcelik AS	1,137,434
76,745	BIM Birlesik Magazalar AS	1,280,064
3,426,282	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	3,471,156
855,598	Eregli Demir ve Celik Fabrikalari TAS	1,177,598
105,848	Ford Otomotiv Sanayi AS	1,116,789
37,813	Haci Omer Sabanci Holding AS	117,067
554,589	KOC Holding AS	2,382,328
370,097	Petkim Petrokimya Holding AS	561,183
299,122	TAV Havalimanlari Holding AS	1,233,092
83,664	Tupras Turkiye Petrol Rafinerileri AS	1,584,214
463,894	Turkiye Halk Bankasi AS	1,409,909
819,196	Turkiye Is Bankasi	1,296,758

102	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Turkey — continued

91,798	Turkiye Sise ve Cam Fabrikalari AS	97,283
71,600	Yapi ve Kredi Bankasi AS*	87,331

	Total Turkey	17,133,037

	United Arab Emirates — 1.0%

7,599,676	Aldar Properties PJSC	5,524,404
715,388	Dubai Islamic Bank PJSC	1,055,650
2,415,302	Emaar Malls PJSC	1,788,626
2,159,123	Emaar Properties PJSC	4,173,638
417,993	First Gulf Bank PJSC	1,342,858

	Total United Arab Emirates	13,885,176

	United Kingdom — 1.4%

77,802	Diageo Plc	2,234,037
447,807	Evraz Plc*	936,539
116,099	GlaxoSmithKline Plc	2,477,851
194,826	Mondi Plc	4,107,471
1,224,780	Old Mutual Plc‡	3,208,187
166,088	Polymetal International Plc	2,089,522
45,805	Unilever Plc	2,174,453
54,416	Wizz Air Holdings Plc* 144A	1,159,257
36,413	WNS Holdings, Ltd., ADR*	1,090,569

	Total United Kingdom	19,477,886

	United States — 1.4%

45,684	Abbott Laboratories	1,931,976
25,556	China Biologic Products, Inc.* ‡	3,181,211
25,752	Citigroup, Inc.	1,216,267
23,528	Colgate-Palmolive Co.	1,744,366
25,687	Crown Holdings, Inc.*	1,466,471
17,178	Mastercard, Inc. Class A	1,748,205
45,548	Microsoft Corp.	2,623,565
17,148	Monsanto Co.	1,752,525
54,585	Pfizer, Inc.	1,848,794
13,900	Southern Copper Corp.‡	365,570
10,290	Yum! Brands, Inc.	934,435

	Total United States	18,813,385

	TOTAL COMMON STOCKS (COST $1,129,477,073)	1,220,599,166

	PREFERRED STOCKS — 2.2%

	Brazil — 2.0%

431,340	Banco Bradesco SA, 5.95%	3,939,196
465,500	Braskem SA, 10.32%	3,597,798
158,400	Centrais Eletricas Brasileiras SA, 0.00%*	1,163,799
85,800	Cia Brasileira de Distribuicao Grupo Pao de Acucar, 0.31%	1,402,336
102,236	Cia de Transmissao de Energia Eletrica Paulista, 3.14%	2,076,912

See accompanying Notes to the Financial Statements.	103

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Brazil — continued

289,200	Cia Energetica de Minas Gerais, 5.74%	763,758
210,600	Cia Paranaense de Energia, 3.69%	2,179,996
31,400	Gerdau SA, 0.75%	85,632
456,300	Itau Unibanco Holding SA, 3.79%	4,988,773
1,122,796	Itausa - Investimentos Itau SA, 4.01%	2,882,287
292,200	Petroleo Brasileiro SA, 0.00%*	1,220,479
646,800	Suzano Papel e Celulose SA, 3.71%	2,084,429
41,300	Telefonica Brasil SA, 4.58%	596,837
89,100	Vale SA, 2.39%	422,346

	Total Brazil	27,404,578

	Colombia — 0.1%

82,331	Bancolombia SA, 3.16%	798,725

	Germany — 0.1%

20,005	Bayerische Motoren Werke AG, 4.75%	1,475,244

	TOTAL PREFERRED STOCKS (COST $23,829,136)	29,678,547

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 9.2%

	Bank Deposit — 7.1%

96,915,697	State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/03/16	96,915,697

	Investment Fund — 0.5%

6,342,035	State Street Institutional Treasury Plus Money Market Fund, Premier Class*****	6,342,035

	Securities Lending Collateral — 1.4%

19,351,259	State Street Institutional U.S. Government Money Market Fund, Premier Class***	19,351,259

	U.S. Government and Agency Obligations — 0.2%

1,700,000	United States Treasury Bill, 0.26%, due 01/05/17** ‡‡	1,698,823
1,700,000	United States Treasury Bill, 0.12%, due 10/13/16** ‡‡	1,699,927

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $3,398,010)	3,398,750

	TOTAL SHORT-TERM INVESTMENTS (COST $126,007,000)	126,007,741

	TOTAL INVESTMENTS — 101.2% (Cost $1,279,313,209)	1,376,285,454

	Other Assets and Liabilities (net) — (1.2)%	(16,614,783)

	NET ASSETS — 100.0%	$1,359,670,671

104	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Notes to Schedule of Investments:

ADR — American Depository Receipt

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

*	Non-income producing security

**	All or a portion of this security is held for open futures collateral.

***	Represents an investment of securities lending cash collateral.

*****	Security has been segregated to cover collateral requirements on open synthetic futures contracts.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $12,071,540 which represents 0.9% of net assets.

See accompanying Notes to the Financial Statements.	105

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Unrealized Appreciation (Depreciation)
Buys
12/21/16	BRL	Citibank N.A. London	136,668,000	$41,116,472	$339,118
12/21/16	CLP	Citibank N.A. London	2,230,775,000	3,363,420	17,145
12/21/16	COP	Citibank N.A. London	25,187,000,000	8,628,429	100,101
12/21/16	HKD	Citibank N.A. London	130,684,000	16,862,790	(2,662)
12/21/16	HUF	Citibank N.A. London	2,540,682,000	9,242,811	396
12/21/16	IDR	Citibank N.A. London	155,745,788,225	11,794,158	163,245
12/21/16	ILS	Citibank N.A. London	16,200,000	4,325,066	8,644
12/21/16	INR	Citibank N.A. London	1,649,229,000	24,447,812	137,805
12/21/16	KRW	Citibank N.A. London	17,706,061,000	16,069,746	143,389
12/21/16	MXN	Citibank N.A. London	107,269,000	5,495,023	(133,953)
12/21/16	MYR	Citibank N.A. London	700,000	168,612	(4,079)
12/21/16	PLN	Citibank N.A. London	12,771,000	3,331,838	25,460
12/21/16	RUB	Citibank N.A. London	884,000,000	13,774,206	351,661
12/21/16	THB	Citibank N.A. London	29,510,000	850,771	810
12/21/16	TRY	Citibank N.A. London	49,000	16,076	(7)
12/21/16	TWD	Citibank N.A. London	362,904,000	11,602,507	26,425
12/21/16	ZAR	Citibank N.A. London	311,850,000	22,337,723	592,959

					$1,766,457

Sales
12/21/16	BRL	Citibank N.A. London	21,800,000	$6,558,515	$(87,888)
12/21/16	CLP	Citibank N.A. London	10,262,643,000	15,473,358	(286,992)
12/21/16	COP	Citibank N.A. London	13,500,000,000	4,624,758	(35,639)
12/21/16	CZK	Citibank N.A. London	18,690,000	781,162	(5,678)
12/21/16	HKD	Citibank N.A. London	76,379,000	9,855,552	167
12/21/16	IDR	Citibank N.A. London	522,273,000	39,550	31
12/21/16	ILS	Citibank N.A. London	40,080,000	10,700,533	(894)
12/21/16	INR	Citibank N.A. London	135,164,000	2,003,642	(6,222)
12/21/16	KRW	Citibank N.A. London	6,600,000,000	5,990,058	(87,742)
12/21/16	MXN	Citibank N.A. London	368,535,000	18,878,784	83,787
12/21/16	MYR	Citibank N.A. London	9,921,000	2,389,718	25,446
12/21/16	PEN	Citibank N.A. London	100,000	29,111	314
12/21/16	PHP	Citibank N.A. London	1,118,612,000	23,017,443	696,191
12/21/16	PLN	Citibank N.A. London	6,505,000	1,697,096	(6,421)
12/21/16	RUB	Citibank N.A. London	6,033,000	94,004	(295)
12/21/16	SGD	Citibank N.A. London	50,946,000	37,382,816	85,077
12/21/16	THB	Citibank N.A. London	53,325,000	1,537,356	(2,922)
12/21/16	TRY	Citibank N.A. London	51,287,000	16,826,577	138,431
12/21/16	TWD	Citibank N.A. London	9,397,000	300,434	1,534
12/21/16	ZAR	Citibank N.A. London	93,200,000	6,675,888	(268,374)

					$241,911

106	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Currency Abbreviations

BRL	— Brazilian Real
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nouveau Sol
PHP	— Philippines Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— New Turkish Lira
TWD	— Taiwan Dollar
ZAR	— South African Rand

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
69	BIST 30 Index	October 2016	$216,552	$(3,061)
47	KOSPI 200 Index	December 2016	5,509,330	(65,846)
1,414	MSCI Emerging Markets E-mini Index	December 2016	64,513,750	(706,670)
116	MSCI Singapore Index	October 2016	2,681,242	27,201
42	MSCI Taiwan Index	October 2016	1,435,140	(18,566)
230	SET50 Index	December 2016	1,254,944	(6,213)

				$(773,155)

Sales
53	FTSE Bursa Malaysia KLCI Index	October 2016	$1,059,872	$6,114
457	FTSE/JSE Top 40 Index	December 2016	15,263,077	255,014
21	Mexico Bolsa Index	December 2016	512,036	(4,634)
882	SGX Nifty 50 Index	October 2016	15,260,364	220,624

				$477,118

See accompanying Notes to the Financial Statements.	107

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Synthetic Futures

Number of Contracts Long (Short)	Reference Entity	Expiration Date	Counterparty	Notional Value	Value
42,500	BIST 30 Index	10/31/2016	Goldman Sachs International	$1,378,097	$(19,055)
9,400	Taiwan Stock Exchange Capitalization Weighted Stock Index	10/19/2016	Goldman Sachs International	2,764,369	(29,409)
(3,800)	MSCI Mexico Index	12/21/2016	Goldman Sachs International	187,996	1,356
7,600	Tel Aviv 25 Index	10/28/2016	Goldman Sachs International	2,953,879	(30,821)
(8,055)	MSCI South Africa Net Return Index	12/21/2016	Goldman Sachs International	512,485	6,137
(175)	Brazil Bovespa Stock Index	10/13/2016	Goldman Sachs International	3,194,247	15,617
(25,214)	MSCI South Africa Net Return Index	12/21/2016	Goldman Sachs International	1,628,831	6,718
(7,805)	MSCI Poland Net Return Index	12/20/2016	Goldman Sachs International	299,535	1,800
291	MSCI Turkey Net Return Index	12/20/2016	Goldman Sachs International	90,549	347
(298)	SGX Nifty 50 Index	10/27/2016	Goldman Sachs International	2,625,016	47,018
(2,000)	Warsaw WIG 20 Index	12/16/2016	Goldman Sachs International	897,705	3,665
(9,909)	MSCI South Africa Net Return Index	12/21/2016	Goldman Sachs International	643,607	6,178
2,100	MSCI Taiwan Index	10/28/2016	Goldman Sachs International	726,079	(8,510)
78,500,000	KOSPI 200 Index	12/8/2016	Goldman Sachs International	18,703,821	(224,070)
(2,009)	MSCI South Africa Net Return Index	12/21/2016	Goldman Sachs International	127,282	2,190
(9,219)	MSCI South Africa Net Return Index	12/21/2016	Goldman Sachs International	601,524	(7,122)
24,850	Hang Seng China Enterprises Index	10/28/2016	Goldman Sachs International	31,082,256	(318,594)
1,863	MSCI China Net Return Index	12/21/2016	Goldman Sachs International	100,235	455
(143)	MSCI Brazil Net Return Index	12/21/2016	Goldman Sachs International	27,999	(605)

					$(546,705)

108	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Banks	12.8
Semiconductors	7.9
Internet	6.3
Telecommunications	4.5
Oil & Gas	4.1
Diversified Financial Services	4.0
Food	3.5
Real Estate	3.1
Insurance	3.0
Pharmaceuticals	2.8
Electronics	2.7
Computers	2.6
Retail	2.5
Auto Manufacturers	2.3
Beverages	2.3
Chemicals	2.3
Electric	2.0
Commercial Services	1.7
Software	1.5
Holding Companies — Diversified	1.4
Mining	1.4
Engineering & Construction	1.2
Media	1.2
Agriculture	1.1
Leisure Time	1.1
Airlines	0.8
Cosmetics & Personal Care	0.8
Forest Products & Paper	0.8
Metal Fabricate & Hardware	0.8
Auto Parts & Equipment	0.7
Home Furnishings	0.7
Entertainment	0.6
Iron & Steel	0.6
Packaging & Containers	0.6
Household Products & Wares	0.5
Health Care — Products	0.4
Home Builders	0.4
Lodging	0.4
Building Materials	0.3
Distribution & Wholesale	0.3
Environmental Control	0.3
Health Care — Services	0.3
Machinery — Construction & Mining	0.3
Miscellaneous — Manufacturing	0.3
Transportation	0.3
Water	0.3
Apparel	0.2
Biotechnology	0.2
Coal	0.2
Electrical Components & Equipment	0.2

See accompanying Notes to the Financial Statements.	109

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Energy — Alternate Sources	0.2
Food Service	0.2
Gas	0.2
Hand & Machine Tools	0.2
REITS	0.2
Advertising	0.1
Machinery — Diversified	0.1
Oil & Gas Services	0.1
Textiles	0.1
Housewares	0.0
Short-Term Investments and Other Assets and Liabilities (net)	8.0

100.0%

110	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 88.1%

	Australia — 1.3%

228,292	AGL Energy, Ltd.	3,328,045
165,618	Telstra Corp., Ltd.	656,509
96,508	Wesfarmers, Ltd.	3,256,907
398,069	Woolworths, Ltd.	7,088,564

	Total Australia	14,330,025

	Austria — 1.9%

185	Agrana Beteiligungs AG	22,017
134,791	BUWOG AG*	3,649,108
135,962	CA Immobilien Anlagen AG*	2,592,916
177,994	Conwert Immobilien Invest SE*	3,351,497
17,851	EVN AG	211,743
34,272	Flughafen Wien AG	847,327
5,124	Lenzing AG	598,869
5,935	Mayr Melnhof Karton AG	652,969
63,374	Oesterreichische Post AG*	2,244,845
55,455	OMV AG	1,596,647
26,222	S IMMO AG*	276,118
175,068	Telekom Austria AG*	988,626
81,082	UNIQA Insurance Group AG	527,129
23,121	Verbund AG	385,853
90,754	Voestalpine AG	3,141,272

	Total Austria	21,086,936

	Belgium — 0.3%

39,322	Colruyt SA	2,181,222
32,340	Elia System Operator SA	1,653,274

	Total Belgium	3,834,496

	Bermuda — 1.3%

25,200	Arch Capital Group, Ltd.*	1,997,352
22,000	Aspen Insurance Holdings, Ltd.	1,024,980
22,400	Axis Capital Holdings, Ltd.	1,216,992
140,000	Cheung Kong Infrastructure Holdings, Ltd.	1,203,979
34,000	Clear Media, Ltd.	32,396
286,000	Emperor International Holdings, Ltd.	65,269
19,900	Endurance Specialty Holdings, Ltd.	1,302,455
9,700	Everest Re Group, Ltd.	1,842,709
34,900	Genpact, Ltd.*	835,855
80,500	Genting Hong Kong, Ltd.*	22,137
271,500	Kerry Properties, Ltd.	889,137
29,800	Mandarin Oriental International, Ltd.	38,889
9,900	RenaissanceRe Holdings, Ltd.	1,189,584
17,452	Stolt-Nielsen, Ltd.	227,094
24,700	Validus Holdings, Ltd.	1,230,554
1,500	White Mountains Insurance Group, Ltd.	1,245,000

See accompanying Notes to the Financial Statements.	111

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Bermuda — continued

5,000	Wing On Co. International, Ltd.	15,472

	Total Bermuda	14,379,854

	Canada — 4.1%

89,392	Atco, Ltd. Class I	3,170,976
48,900	Bank of Montreal	3,198,732
68,857	BCE, Inc.	3,179,816
12,900	Canadian Imperial Bank of Commerce‡	998,529
20,400	Canadian Real Estate Investment Trust REIT	730,473
36,200	Canadian Utilities, Ltd. Class A	1,019,687
26,100	Capital Power Corp.	409,497
1,735	Cogeco Communications, Inc.	85,493
10,200	Cogeco, Inc.	399,075
38,700	Crombie Real Estate Investment Trust REIT	421,379
25,100	Dollarama, Inc.	1,956,243
200	E-L Financial Corp., Ltd.	106,525
78,800	Emera, Inc.	2,836,620
179,943	First Capital Realty, Inc.	3,009,433
34,200	George Weston, Ltd.	2,847,897
36,000	H&R Real Estate Investment Trust REIT	614,404
56,700	Loblaw Cos., Ltd.	2,912,117
6,200	Manitoba Telecom Services, Inc.‡	177,851
78,400	Maple Leaf Foods, Inc.	1,796,176
117,000	Pure Industrial Real Estate Trust REIT	490,523
74,900	Rogers Communications, Inc. Class B	3,172,101
51,700	Royal Bank of Canada	3,196,608
17,300	Saputo, Inc.	600,119
124,700	Shaw Communications, Inc. Class B	2,547,609
110,100	Stornoway Diamond Corp.*	98,853
43,300	Thomson Reuters Corp. (New York Exchange)	1,791,754
71,200	Toronto-Dominion Bank	3,155,174
25,613	Valener, Inc.‡	425,438

	Total Canada	45,349,102

	Denmark — 0.0%

7,855	Matas AS	147,001
963	Schouw & Co.	62,858

	Total Denmark	209,859

	Faroe Islands — 0.0%

11,609	Bakkafrost P/F	484,707

	Finland — 0.0%

16,457	Raisio OYJ Class V	72,498
6,190	Tokmanni Group Corp.*	67,059

	Total Finland	139,557

112	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	France — 1.1%

6,521	Caisse Regionale de Credit Agricole Mutuel Nord de France	122,456
11,725	GFI Informatique SA	105,676
2,886	Kaufman & Broad SA	119,223
885	Manutan International	53,607
153,501	Sanofi	11,668,200
1,748	Vetoquinol SA	86,434

	Total France	12,155,596

	Germany — 1.3%

68,779	Celesio AG	1,993,795
157,275	Commerzbank AG	1,014,166
918	Homag Group AG	41,188
6,693	Hornbach Baumarkt AG	207,596
4,204	Hornbach Holding AG & Co. KGaA	289,184
723	KWS Saat SE	243,630
28,057	Merck KGaA	3,024,086
78,113	Rhoen-Klinikum AG	2,375,419
34,783	Salzgitter AG	1,140,035
9,414	STADA Arzneimittel AG	523,260
96,747	Suedzucker AG	2,689,295
19,163	Wuestenrot & Wuerttembergische AG	384,730

	Total Germany	13,926,384

	Hong Kong — 0.5%

322,000	CLP Holdings, Ltd.	3,327,548
28,900	Hong Kong & China Gas Co., Ltd.	54,551
26,000	Hong Kong Ferry Holdings Co., Ltd.	30,103
50,500	Hongkong & Shanghai Hotels (The)	50,136
51,500	Hopewell Holdings, Ltd.	187,914
60,000	Liu Chong Hing Investment, Ltd.	86,643
40,000	Miramar Hotel & Investment Co., Ltd.	81,383
397,000	Regal Real Estate Investment Trust REIT	105,956
922,000	Sunlight Real Estate Investment Trust REIT	588,439
51,500	Swire Pacific, Ltd. Class A	554,777

	Total Hong Kong	5,067,450

	Ireland — 0.7%

15,100	Accenture Plc Class A	1,844,767
106,989	Hibernia Plc REIT	164,721
25,145	Kerry Group Plc Class A	2,095,609
32,200	Medtronic Plc	2,782,080
33,657	Total Produce Plc	62,258
87,510	UDG Healthcare Plc	728,660

	Total Ireland	7,678,095

See accompanying Notes to the Financial Statements.	113

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Israel — 0.6%

251,247	Amot Investments, Ltd.	1,120,269
407,621	Bank Hapoalim BM	2,309,646
51,123	Bank Leumi Le-Israel BM*	194,159
444,787	Israel Discount Bank, Ltd. Class A*	817,476
39,238	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	1,805,340

	Total Israel	6,246,890

	Italy — 0.4%

62,664	Ascopiave Spa	189,435
159,731	Enel Spa	712,279
426,430	Hera Spa	1,149,174
768,501	Parmalat Spa	2,036,466
88,003	Terna Rete Elettrica Nazionale Spa	453,743

	Total Italy	4,541,097

	Japan — 3.5%

28,900	Alpen Co., Ltd.‡	519,980
3,000	AT-Group Co., Ltd.	65,916
66,900	Canon, Inc.	1,931,389
15,000	Cawachi, Ltd.	361,724
148,300	Chubu Electric Power Co., Inc.	2,146,919
41,700	Coca-Cola West Co., Ltd.	1,160,838
126,100	Daiichi Sanyko Co., Ltd.	3,007,273
27,000	Dydo Drinco, Inc.	1,498,445
7,200	Earth Chemical Co., Ltd.	338,794
162,300	EDION Corp.‡	1,352,700
29,400	Fuji Media Holdings, Inc.	396,878
16,000	Geo Holdings Corp.	205,718
44,000	Hyakugo Bank, Ltd. (The)	158,159
3,600	J-Oil Mills, Inc.	127,626
6,000	Joshin Denki Co., Ltd.	51,311
4,900	Kato Sangyo Co., Ltd.	115,357
1,000	KFC Holdings Japan, Ltd.	18,239
13,200	Komeri Co., Ltd.	319,360
10,000	KYORIN Holdings, Inc.	225,053
2,100	Mitsubishi Shokuhin Co., Ltd.	67,916
154,700	Mitsubishi Tanabe Pharma Corp.	3,292,139
7,600	Mochida Pharmaceutical Co., Ltd.	592,900
7,700	MOS Food Services, Inc.‡	244,082
33,500	Nippon Flour Mills Co., Ltd.	512,102
82,400	Nippon Light Metal Holdings Co., Ltd.‡	176,574
69,600	Nippon Telegraph & Telephone Corp.	3,171,228
570,000	Nisshin Oillio Group, Ltd. (The)	2,639,905
98,700	North Pacific Bank, Ltd.	346,983
16,900	Okinawa Cellular Telephone Co.	510,680
25,800	Okinawa Electric Power Co., Inc. (The)	579,873
520,000	Osaka Gas Co., Ltd.‡	2,167,501
40,000	Otsuka Holdings Co., Ltd.	1,812,670

114	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

47,600	Shimachu Co., Ltd.	1,177,955
78,000	Showa Sangyo Co., Ltd.	406,695
43,100	Sumitomo Dainippon Pharma Co., Ltd.	828,674
21,000	Suzuken Co., Ltd.	688,491
30,100	Taisho Pharmaceutical Holdings Co., Ltd.	3,067,516
11,400	Takeda Pharmaceutical Co., Ltd.	542,954
26,000	Toppan Printing Co., Ltd.	233,131
68,900	Vital KSK Holdings, Inc.	726,660
11,000	Yamanashi Chuo Bank, Ltd. (The)	47,144
24,100	Yodogawa Steel Works, Ltd.	643,047

	Total Japan	38,478,499

	Luxembourg — 0.1%

89,943	Atento SA*	762,717
2,123	Millicom International Cellular SA	110,820

	Total Luxembourg	873,537

	Netherlands — 0.9%

3,239	Accell Group	82,391
38,545	Heineken Holding NV	3,091,958
35,461	Heineken NV	3,120,738
136,275	QIAGEN NV*	3,739,386
2,506	Sligro Food Group NV	93,021

	Total Netherlands	10,127,494

	New Zealand — 2.3%

229,644	Air New Zealand, Ltd.	310,615
709,120	Argosy Property, Ltd.	577,552
582,199	Auckland International Airport, Ltd.	3,111,806
264,776	Chorus, Ltd.	752,851
645,888	Contact Energy, Ltd.	2,367,236
85,411	Ebos Group, Ltd.	1,170,790
342,913	Fisher & Paykel Healthcare Corp., Ltd.	2,496,156
48,914	Fletcher Building, Ltd.	381,669
94,773	Fonterra Co-operative Group, Ltd.	410,067
71,449	Freightways, Ltd.	341,362
662,719	Genesis Energy, Ltd.‡	1,007,232
445,940	Goodman Property Trust REIT	423,195
794,444	Infratil, Ltd.	1,871,811
1,388,432	Kiwi Property Group, Ltd. REIT	1,514,501
44,594	Mainfreight, Ltd.	575,610
759,746	Mercury NZ, Ltd.	1,682,323
173,592	Metlifecare, Ltd.	788,975
57,486	New Zealand Refining Co., Ltd. (The)	102,419
290,401	Precinct Properties New Zealand, Ltd.	274,533
119,182	Sky City Entertainment Group, Ltd.	396,945
678,552	Spark New Zealand, Ltd.	1,781,329

See accompanying Notes to the Financial Statements.	115

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	New Zealand — continued

268,778	Summerset Group Holdings, Ltd.	1,035,913
11,949	TrustPower, Ltd.	66,908
135,941	Vector, Ltd.	326,226
262,022	Z Energy, Ltd.	1,600,556

	Total New Zealand	25,368,580

	Norway — 1.6%

5,758	AF Gruppen ASA	113,830
20,824	Atea ASA*	211,046
198,750	Austevoll Seafood ASA	1,672,352
14,886	DNB ASA	195,008
54,837	Leroy Seafood Group ASA	2,771,250
188,033	Marine Harvest ASA*	3,366,681
764,850	Norsk Hydro ASA	3,296,809
343,961	Orkla ASA	3,554,819
21,826	SpareBank 1 SR-Bank ASA	124,528
139,498	Telenor ASA	2,392,950

	Total Norway	17,699,273

	Panama — 0.0%

6,500	Carnival Corp.	317,330

	Portugal — 0.2%

415,360	EDP - Energias de Portugal SA	1,395,210
225,533	REN - Redes Energeticas Nacionais SGPS SA‡	659,741

	Total Portugal	2,054,951

	Singapore — 0.4%

210,000	Fortune Real Estate Investment Trust REIT	260,742
53,800	Fraser and Neave, Ltd.	84,442
14,900	Great Eastern Holdings, Ltd.	222,934
15,200	Hong Leong Finance, Ltd.	24,749
52,700	Metro Holdings, Ltd.	35,560
700,200	OUE, Ltd.	896,145
139,200	Sheng Siong Group, Ltd.	108,220
31,400	SIA Engineering Co., Ltd.	85,441
39,200	Singapore Airlines, Ltd.	302,169
460,800	SPH REIT	337,966
809,400	StarHub, Ltd.‡	2,036,189
41,900	Venture Corp., Ltd.	277,192
126,400	Wilmar International, Ltd.	298,513

	Total Singapore	4,970,262

	Spain — 1.0%

112,658	Ebro Foods SA	2,620,725
133,476	Endesa SA	2,862,006
460,289	Iberdrola SA	3,130,535

116	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Spain — continued

138,583	Red Electrica Corp. SA	2,990,979

	Total Spain	11,604,245

	Sweden — 1.0%

9,636	Axfood AB	170,284
59,152	Bonava AB Class B*	747,047
69,361	Hennes & Mauritz AB Class B‡	1,959,213
102,697	Svenska Cellulosa AB SCA Class B	3,054,275
88,147	Swedish Match AB	3,238,868
533,820	Telia Co. AB	2,393,884

	Total Sweden	11,563,571

	Switzerland — 3.4%

28,900	Allied World Assurance Co. Holdings AG	1,168,138
7,658	Allreal Holding AG*	1,165,210
720	Alpiq Holding AG*	66,845
1,668	ALSO Holding AG*	147,030
106	APG SGA SA	45,078
876	Banque Cantonale de Geneve	267,481
1,080	Basler Kantonalbank	75,424
1,090	Bell AG	477,873
1,206	Berner Kantonalbank AG	230,153
18,242	BKW AG	875,970
120	Emmi AG*	82,257
11,145	Flughafen Zuerich AG	2,182,093
1,590	Galenica AG	1,691,036
204	Graubuendner Kantonalbank	346,804
2,259	Intershop Holding AG	1,165,154
244	Luzerner Kantonalbank AG*	100,618
27	Metall Zug AG Class B	88,013
4,804	Mobimo Holding AG*	1,226,026
118,583	Nestle SA	9,364,069
151,224	Novartis AG	11,918,211
1,098	St Galler Kantonalbank AG	430,127
32,481	Swiss Prime Site AG*	2,854,736
331	Swisscom AG	157,647
1,498	Tamedia AG	247,246
2,099	Thurgauer Kantonalbank	194,873
3,589	Valora Holding AG	1,025,534
3,362	Ypsomed Holding AG*	690,504
32	Zug Estates Holding AG Class B*	55,688

	Total Switzerland	38,339,838

	United Kingdom — 7.5%

41,913	Advanced Medical Solutions Group Plc	124,135
19,600	Aon Plc	2,204,804
15,678	AstraZeneca Plc	1,019,101

See accompanying Notes to the Financial Statements.	117

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

126,653	Atrium European Real Estate, Ltd.	565,061
272,396	BCA Marketplace Plc	636,916
108,735	Berendsen Plc	1,757,110
50,245	British American Tobacco Plc	3,217,725
230,829	Britvic Plc	1,808,077
67,568	BTG Plc*	556,467
448,311	Centrica Plc	1,328,936
25,177	Compass Group Plc	488,939
17,150	Cranswick Plc	520,856
7,565	Dechra Pharmaceuticals Plc	136,889
109,385	Diageo Plc	3,140,924
29,881	EMIS Group Plc	364,671
174,582	Enterprise Inns Plc*	210,907
6,588	Gamma Communications Plc	43,174
149,757	GlaxoSmithKline Plc	3,196,199
15,264	Headlam Group Plc	97,950
39,599	Hill & Smith Holdings Plc	583,319
60,007	Imperial Brands Plc	3,097,307
108,104	Inchcape Plc	924,712
152,166	International Game Technology Plc	3,709,807
404,739	J Sainsbury Plc	1,292,308
47,516	JD Sports Fashion Plc	911,653
173,645	Kcom Group Plc	261,655
144,494	Kennedy Wilson Europe Real Estate Plc	1,884,485
664,749	Kingfisher Plc	3,254,565
14,668,689	Lloyds Banking Group Plc	10,394,298
252,640	Melrose Industries Plc	572,673
7,432	Millennium & Copthorne Hotels Plc	41,996
214,878	National Grid Plc	3,048,061
18,738	QinetiQ Group Plc	57,639
34,056	Reckitt Benckiser Group Plc	3,213,945
114,230	RELX Plc	2,170,869
1,087,037	Rentokil Initial Plc	3,139,012
11,227	Secure Income Plc REIT*	44,116
15,809	Severn Trent Plc	514,424
19,802	Shaftesbury Plc REIT	249,511
171,079	Smith & Nephew Plc	2,764,561
145,853	SSE Plc	2,970,780
1,492	Stallergenes Greer*	47,283
5,052,448	Tesco Plc*	12,007,245
658,218	Tritax Big Box Plc REIT	1,187,630
59,838	Tritax Big Box Plc REIT, (London Exchange)* ** ¤	5,363
1,043,843	Vodafone Group Plc	3,006,823

	Total United Kingdom	82,774,881

	United States — 52.7%

18,800	3M Co.	3,313,124
1,500	Adobe Systems, Inc.*	162,810

118	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	United States — continued

10,100	Alexandria Real Estate Equities, Inc. REIT	1,098,577
2,100	Alleghany Corp.*	1,102,542
21,300	Allstate Corp. (The)	1,473,534
8,811	Alphabet, Inc. Class A*	7,084,573
23,241	Alphabet, Inc. Class C*	18,064,997
60,500	Altria Group, Inc.	3,825,415
2,500	Amazon.com, Inc.*	2,093,275
31,900	Amdocs, Ltd.	1,845,415
31,700	Ameren Corp.	1,559,006
30,000	American Campus Communities, Inc. REIT	1,526,100
25,000	American Electric Power Co., Inc.	1,605,250
21,100	American Financial Group, Inc.	1,582,500
16,800	AmerisourceBergen Corp.	1,357,104
162,900	Annaly Capital Management, Inc. REIT	1,710,450
13,900	ANSYS, Inc.*	1,287,279
49,100	Apple Hospitality, Inc. REIT	908,841
248,569	Apple, Inc.	28,100,725
52,800	Aramark	2,007,984
4,600	Arrow Electronics, Inc.*	294,262
36,600	Arthur J. Gallagher & Co.	1,861,842
99,200	AT&T, Inc.	4,028,512
17,200	Atmos Energy Corp.	1,280,884
1,900	AutoZone, Inc.*	1,459,846
20,100	Avnet, Inc.	825,306
19,600	Bank of Hawaii Corp.	1,423,352
79,308	Bank of New York Mellon Corp. (The)	3,162,803
27,900	Baxter International, Inc.	1,328,040
12,900	Becton Dickinson and Co.	2,318,517
2,900	Bio-Rad Laboratories, Inc. Class A*	475,049
13,400	Black Knight Financial Services, Inc. Class A*	548,060
14,500	Boeing Co. (The)	1,910,230
7,700	Boston Properties, Inc. REIT	1,049,433
25,700	Brinker International, Inc.	1,296,051
18,600	Broadridge Financial Solutions, Inc.	1,260,894
23,100	Brown & Brown, Inc.	871,101
13,800	Bruker Corp.	312,570
56,300	CA, Inc.	1,862,404
2,100	Cable One, Inc.	1,226,400
400	Cabot Corp.	20,964
26,100	Campbell Soup Co.	1,427,670
29,900	Cardinal Health, Inc.	2,323,230
17,700	Carlisle Cos., Inc.	1,815,489
10,400	Carter’s, Inc.	901,784
32,000	CDK Global, Inc.	1,835,520
47,400	Centerpoint Energy, Inc.	1,101,102
19,400	CH Robinson Worldwide, Inc.	1,366,924
57,900	Chimera Investment Corp. REIT	923,505
22,000	Church & Dwight Co., Inc.	1,054,240

See accompanying Notes to the Financial Statements.	119

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	United States — continued

35,000	Cinemark Holdings, Inc.	1,339,800
12,200	Clean Harbors, Inc.*	585,356
16,000	Clorox Co. (The)	2,002,880
12,300	Colgate-Palmolive Co.	911,922
30,400	Columbia Property Trust, Inc. REIT	680,656
39,400	Comcast Corp. Class A	2,613,796
30,965	Commerce Bancshares, Inc.	1,525,336
14,400	ConAgra Foods, Inc.	678,384
24,900	Consolidated Edison, Inc.	1,874,970
10,300	Cooper Cos. (The), Inc.	1,846,378
21,000	Copart, Inc.*	1,124,760
29,600	Corporate Office Properties Trust REIT	839,160
13,400	Costco Wholesale Corp.	2,043,634
8,800	CR Bard, Inc.	1,973,664
202,545	CVS Health Corp.	18,024,480
31,700	Danaher Corp.	2,484,963
28,900	Darden Restaurants, Inc.	1,772,148
19,200	Digital Realty Trust, Inc. REIT	1,864,704
700	Domino’s Pizza, Inc.	106,295
21,200	Dr Pepper Snapple Group, Inc.	1,935,772
20,400	DTE Energy Co.	1,910,868
724,021	eBay, Inc.*	23,820,291
26,500	Edison International	1,914,625
27,300	Eli Lilly & Co.	2,191,098
23,500	Entergy Corp.	1,803,155
3,600	EPR Properties REIT	283,464
17,100	Equity LifeStyle Properties, Inc. REIT	1,319,778
4,100	Erie Indemnity Co. Class A	418,487
5,500	Essex Property Trust, Inc. REIT	1,224,850
44,600	Exelon Corp.	1,484,734
11,800	Exxon Mobil Corp.	1,029,904
2,100	Facebook, Inc. Class A*	269,367
56,700	FirstEnergy Corp.	1,875,636
5,300	Fiserv, Inc.*	527,191
15,900	General Dynamics Corp.	2,467,044
34,400	General Mills, Inc.	2,197,472
14,100	Hanover Insurance Group (The), Inc.	1,063,422
119,976	HCA Holdings, Inc.*	9,073,785
35,200	Healthcare Trust of America, Inc. REIT Class A	1,148,224
14,200	Hershey Co. (The)	1,357,520
4,300	Hill-Rom Holdings, Inc.	266,514
8,200	Hologic, Inc.*	318,406
23,900	Home Depot, Inc. (The)	3,075,452
26,300	Honeywell International, Inc.	3,066,317
13,800	Hormel Foods Corp.	523,434
41,100	Hospitality Properties Trust REIT	1,221,492
11,500	Huntington Ingalls Industries, Inc.	1,764,330
4,100	IAC/InterActiveCorp	256,127

120	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	United States — continued

15,500	Ingredion, Inc.	2,062,430
595,327	Intel Corp.	22,473,594
79,953	International Business Machines Corp.	12,700,534
19,300	Intuit, Inc.	2,123,193
10,400	Jack Henry & Associates, Inc.	889,720
13,100	JM Smucker Co. (The)	1,775,574
36,600	Johnson & Johnson	4,323,558
22,500	Kellogg Co.	1,743,075
2,000	Kimberly-Clark Corp.	252,280
3,700	Leidos Holdings, Inc.	160,136
8,700	Liberty Property Trust REIT	351,045
10,700	Lockheed Martin Corp.	2,565,004
253,711	Lowe’s Cos., Inc.	18,320,471
8,500	M&T Bank Corp.	986,850
200	Madison Square Garden Co. (The) Class A*	33,882
142,148	Mastercard, Inc. Class A	14,466,402
3,300	McCormick & Co., Inc.	329,736
104,144	McDonald’s Corp.	12,014,052
14,300	McKesson Corp.	2,384,525
49,100	Merck & Co., Inc.	3,064,331
90,100	MFA Financial, Inc. REIT	673,948
418,608	Microsoft Corp.	24,111,821
15,800	Mid-America Apartment Communities, Inc. REIT	1,485,042
7,200	Morningstar, Inc.	570,744
25,800	Motorola Solutions, Inc.	1,968,024
1,400	MSC Industrial Direct Co., Inc. Class A	102,774
8,700	Murphy USA, Inc.*	620,832
24,200	National Instruments Corp.	687,280
52,900	New York Community Bancorp, Inc.	752,767
4,700	Newmont Mining Corp.	184,663
17,300	NextEra Energy, Inc.	2,116,136
9,500	Northrop Grumman Corp.	2,032,525
200	NVR, Inc.*	327,974
5,900	O’Reilly Automotive, Inc.*	1,652,649
41,500	Old Republic International Corp.	731,230
21,800	Omnicom Group, Inc.	1,853,000
493,489	Oracle Corp.	19,384,248
15,500	Outfront Media, Inc. REIT	366,575
8,000	Panera Bread Co. Class A*	1,557,760
21,400	Patterson Cos., Inc.	983,116
423,356	PayPal Holdings, Inc.*	17,344,895
30,700	PepsiCo, Inc.	3,339,239
108,400	Pfizer, Inc.	3,671,508
32,200	PG&E Corp.	1,969,674
41,900	Philip Morris International, Inc.	4,073,518
45,600	Piedmont Office Realty Trust, Inc. REIT Class A	992,712
8,100	Pilgrim’s Pride Corp.	171,072
17,400	Pinnacle Foods, Inc.	872,958

See accompanying Notes to the Financial Statements.	121

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	United States — continued

4,000	Pinnacle West Capital Corp.	303,960
14,200	Pool Corp.	1,342,184
15,300	Post Properties, Inc. REIT	1,011,789
200	Priceline Group (The), Inc.*	294,298
41,800	Procter & Gamble Co. (The)	3,751,550
37,300	Progressive Corp. (The)	1,174,950
39,400	Public Service Enterprise Group, Inc.	1,649,678
300	Public Storage REIT	66,942
152,365	QUALCOMM, Inc.	10,437,002
17,200	Raytheon Co.	2,341,436
33,000	Regal Entertainment Group Class A	717,750
34,700	Republic Services, Inc.	1,750,615
5,100	Resmed, Inc.	330,429
25,400	Reynolds American, Inc.	1,197,610
19,500	RPM International, Inc.	1,047,540
59,300	Senior Housing Properties Trust REIT	1,346,703
1,900	Simon Property Group, Inc. REIT	393,319
39,400	Starbucks Corp.	2,133,116
17,600	Stryker Corp.	2,048,816
44,600	SunTrust Banks, Inc.	1,953,480
33,700	Synopsys, Inc.*	2,000,095
41,900	Sysco Corp.	2,053,519
11,700	Tanger Factory Outlet Centers REIT	455,832
199,463	Target Corp.	13,699,119
73,400	TCF Financial Corp.	1,065,034
10,200	Teleflex, Inc.	1,714,110
14,200	Telephone & Data Systems, Inc.	385,956
21,700	Texas Instruments, Inc.	1,522,906
16,200	TFS Financial Corp.	288,522
14,500	Thermo Fisher Scientific, Inc.	2,306,370
12,300	Travelers Cos., Inc. (The)	1,408,965
30,100	Tyson Foods, Inc. Class A	2,247,567
28,800	UGI Corp.	1,302,912
21,000	United Parcel Service, Inc. Class B	2,296,560
20,900	UnitedHealth Group, Inc.	2,926,000
3,100	US Bancorp	132,959
17,300	Varian Medical Systems, Inc.*	1,721,869
18,700	VCA, Inc.*	1,308,626
25,900	Vectren Corp.	1,300,180
78,100	Verizon Communications, Inc.	4,059,638
264,382	Visa, Inc. Class A	21,864,391
35,600	VWR Corp.*	1,009,616
45,100	Wal-Mart Stores, Inc.	3,252,612
30,400	Waste Management, Inc.	1,938,304
10,700	Waters Corp.*	1,695,843
322,215	Wells Fargo & Co.	14,267,680
23,500	WP Carey, Inc. REIT	1,516,455
3,300	Xcel Energy, Inc.	135,762

122	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Shares	Description	Value ($)

	United States — continued

249,212	Yum! Brands, Inc.	22,630,942
15,900	Zimmer Biomet Holdings, Inc.	2,067,318

	Total United States	584,865,435

	TOTAL COMMON STOCKS (COST $902,882,567)	978,467,944

	PREFERRED STOCKS — 0.4%

	Germany — 0.3%

26,000	Henkel AG & Co. KGaA, 1.23%	3,535,475

	Japan — 0.1%

199	Shinkin Central Bank, 2.83% Class A	452,572

	Sweden — 0.0%

3,915	Akelius Residential Property AB, 6.22%	146,914

	TOTAL PREFERRED STOCKS (COST $3,320,313)	4,134,961

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 11.8%

	Bank Deposit — 11.1%

123,293,853	State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/03/16	123,293,853

	Securities Lending Collateral — 0.5%

5,711,119	State Street Institutional U.S. Government Money Market Fund, Premier Class***	5,711,119

	U.S. Government and Agency Obligations — 0.2%

1,600,000	United States Treasury Bill, 0.12%, due 10/13/16**** ‡‡	1,599,931

	TOTAL SHORT-TERM INVESTMENTS (COST $130,604,785)	130,604,903

	TOTAL INVESTMENTS — 100.3% (Cost $1,036,807,665)	1,113,207,808

	Other Assets and Liabilities (net) — (0.3)%	(2,797,498)

	NET ASSETS — 100.0%	$1,110,410,310

See accompanying Notes to the Financial Statements.	123

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2016 (Unaudited)

Notes to Schedule of Investments:

ADR — American Depository Receipt

REIT — Real Estate Investment Trust

*	Non-income producing security

**	Security fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the security at period end is $5,363 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2016 was $0.

***	Represents an investment of securities lending cash collateral.

****	All or a portion of this security is held for open futures collateral.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

¤	Illiquid security. The total market value of the securities at period end is $5,363 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2016 was $0.

124	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
18	Canadian Dollar	December 2016	$1,373,130	$6,210
195	MSCI EAFE E-mini Index	December 2016	16,640,325	142,592
244	S&P 500 E-mini Index	December 2016	26,356,880	(38,779)
10	S&P/TSX 60 Index	December 2016	1,301,427	24,115

				$134,138

See accompanying Notes to the Financial Statements.	125

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Retail	10.9
Food	7.6
Pharmaceuticals	7.3
Electric	6.0
Software	4.8
Banks	4.6
Internet	4.5
Telecommunications	4.4
Computers	4.2
Commercial Services	3.8
REITS	2.6
Real Estate	2.6
Insurance	2.4
Health Care — Products	2.2
Semiconductors	2.1
Diversified Financial Services	2.0
Beverages	1.8
Agriculture	1.7
Health Care — Services	1.5
Aerospace & Defense	1.0
Miscellaneous — Manufacturing	1.0
Electronics	0.9
Household Products & Wares	0.9
Media	0.9
Gas	0.8
Engineering & Construction	0.6
Transportation	0.6
Entertainment	0.5
Environmental Control	0.5
Iron & Steel	0.5
Oil & Gas	0.5
Cosmetics & Personal Care	0.4
Biotechnology	0.3
Metal Fabricate & Hardware	0.3
Advertising	0.2
Chemicals	0.2
Distribution & Wholesale	0.2
Forest Products & Paper	0.2
Investment Companies	0.2
Machinery — Diversified	0.2
Shipbuilding	0.2
Apparel	0.1
Holding Companies — Diversified	0.1
Packaging & Containers	0.1
Savings & Loans	0.1
Airlines	0.0
Building Materials	0.0
Food Service	0.0
Home Builders	0.0
Leisure Time	0.0

126	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Lodging	0.0
Mining	0.0
Water	0.0
Short-Term Investments and Other Assets and Liabilities (net)	11.5

100.0%

See accompanying Notes to the Financial Statements.	127

Mercer Funds

Statements of Assets and Liabilities

September 30, 2016 (Unaudited)

	Mercer US Large Cap Equity Fund (formerly known as Mercer US Large Cap Growth Equity Fund)	Mercer US Small/Mid Cap Equity Fund (formerly known as Mercer US Small/Mid Cap Growth Equity Fund)	Mercer Non-US Core Equity Fund	Mercer Core Fixed Income Fund
Assets
Investments, at value(a)	$616,800,918	$985,325,331	$2,183,571,548	$960,357,220
Foreign currency, at value(b)	—	—	4,187,954	—
Cash	—	33,916	84,036	6,350
Receivable for investments sold	2,566,903	7,209,890	15,097,256	10,952,719
Receivable for TBA securities sold	—	—	—	26,260,674
Receivable for Fund shares sold	—	—	1,265,612	—
Dividend and interest receivable	644,930	983,595	5,183,002	5,464,986
Cash collateral held at broker on open swap contracts	—	—	—	860,000
Cash collateral held at broker on open futures contracts	50,000	750,000	—	—
Receivable for variation margin on open futures contracts	92,995	279,775	689,117	—
Receivable for variation margin on open centrally cleared swap contracts	—	—	—	74,824
Foreign tax reclaims receivable	242,546	50,707	2,170,792	521
Securities lending income receivable	6,809	7,534	30,225	4,374
Prepaid expenses	11,002	18,276	34,350	13,843

Total assets	620,416,103	994,659,024	2,212,313,892	1,003,995,511

Liabilities
Foreign currency overdraft, at value(b)	—	59	—	—
Payable for investments purchased	3,575,903	5,355,704	9,902,150	4,527,000
Payable for TBA and when-issued securities purchased	—	—	—	79,201,162
Payable for variation margin on open futures contracts	—	—	—	300,220
Payable for Fund shares repurchased	—	101,791	—	—
Due to custodian	471,081	—	—	—
Obligation to return securities lending collateral	12,861,573	25,695,826	76,904,418	10,823,428
Payable to affiliate for:
Advisory fees	261,251	710,293	1,228,827	258,056
Trustees fees	642	372	3,188	1,371
TBA Sale Commitments(c)	—	—	—	1,555,565
Interest payable on TBA securities	—	—	—	542
Accrued expenses	110,658	166,644	461,776	183,468

Total liabilities	17,281,108	32,030,689	88,500,359	96,850,812

Net assets	$603,134,995	$962,628,335	$2,123,813,533	$907,144,699

128	See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Assets and Liabilities (Continued)

September 30, 2016 (Unaudited)

	Mercer US Large Cap Equity Fund (formerly known as Mercer US Large Cap Growth Equity Fund)	Mercer US Small/Mid Cap Equity Fund (formerly known as Mercer US Small/Mid Cap Growth Equity Fund)	Mercer Non-US Core Equity Fund	Mercer Core Fixed Income Fund
Net assets consist of:
Paid-in capital	$549,411,775	$868,146,622	$2,034,172,138	$870,421,800
Accumulated undistributed net investment income	2,438,076	1,257,568	23,511,163	15,312,587
Accumulated net realized gain (loss)	14,876,244	17,844,498	(50,898,944)	9,505,596
Net unrealized appreciation on investments, futures contracts, short sales, swap contracts and foreign currencies	36,408,900	75,379,647	117,029,176	11,904,716

Net assets	$603,134,995	$962,628,335	$2,123,813,533	$907,144,699

Net assets attributable to:
Class Y-3 shares	$603,134,995	$962,628,335	$2,123,813,533	$907,144,699

Shares outstanding:
Class Y-3	60,680,045	86,872,924	210,382,545	86,561,837

Net asset value per share:
Class Y-3	$9.94	$11.08	$10.10	$10.48

(a) Investments, at cost	$580,448,936	$910,620,830	$2,067,478,832	$947,170,633

(b) Foreign currency at cost	$—	$(59)	$4,128,266	$—

(c) Proceeds for TBA Sale Commitments	$—	$—	$—	$1,556,660

See accompanying Notes to the Financial Statements.	129

Mercer Funds

Statements of Assets and Liabilities (Continued)

September 30, 2016 (Unaudited)

	Mercer Opportunistic Fixed Income Fund	Mercer Emerging Markets Equity Fund	Mercer Global Low Volatility Equity Fund
Assets
Investments, at value(a)	$525,397,526	$1,376,285,454	$1,113,207,808
Foreign currency, at value(b)	891,217	3,837,058	556,634
Cash	—	207,990	34,191
Receivable for investments sold	4,360,951	27,836,563	8,888,564
Receivable for Fund shares sold	—	1,126,211	—
Dividend and interest receivable	8,451,459	1,711,938	1,540,979
Cash collateral held at broker on open futures contracts	430,522	90,519	350,000
Unrealized appreciation on open forward foreign currency contracts	2,334,977	2,938,136	—
Receivable for variation margin on open futures contracts	14,835	1,539,213	291,352
Synthetic futures, at value	—	91,481	—
Foreign tax reclaims receivable	66,560	16,272	492,023
Securities lending income receivable	18,885	27,059	12,755
Prepaid expenses	8,041	21,989	19,115

Total assets	541,974,973	1,415,729,883	1,125,393,421

Liabilities
Payable for investments purchased	2,910,285	31,588,835	8,145,056
Payable for TBA and when-issued securities purchased	5,503,296	—	—
Payable for Fund shares repurchased	—	—	250,323
Due to custodian	5,886,976	—	—
Synthetic futures, at value	—	638,186	—
Unrealized depreciation on open forward foreign currency contracts	1,383,816	929,768	—
Variation margin payable on open futures contracts	18,973	703,827	—
Obligation to return securities lending collateral	21,274,140	19,351,259	5,711,119
Payable to affiliate for:
Advisory fees	324,358	867,952	662,985
Trustees fees	203	1,938	1,614
Payable for foreign capital gains tax	367,920	1,348,250	—
Accrued expenses	155,739	629,197	212,014

Total liabilities	37,825,706	56,059,212	14,983,111

Net assets	$504,149,267	$1,359,670,671	$1,110,410,310

Net assets consist of:
Paid-in capital	541,779,643	1,390,420,882	999,347,805
Accumulated undistributed net investment income	9,074,059	21,544,974	10,138,605
Accumulated net realized gain (loss)	(28,940,872)	(149,159,016)	24,433,744
Net unrealized appreciation (depreciation) on investments, futures contracts and foreign currencies	(17,763,563)	96,863,831	76,490,156

Net assets	$504,149,267	$1,359,670,671	$1,110,410,310

130	See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Assets and Liabilities (Continued)

September 30, 2016 (Unaudited)

	Mercer Opportunistic Fixed Income Fund	Mercer Emerging Markets Equity Fund	Mercer Global Low Volatility Equity Fund
Net assets attributable to:
Class Y-3 shares	$504,149,267	$1,359,670,671	$1,110,410,310

Shares outstanding:
Class Y-3	55,582,014	144,993,818	89,665,055

Net asset value per share:
Class Y-3	$9.07	$9.38	$12.38

(a) Investments, at cost	$543,826,275	$1,279,313,209	$1,036,807,665

(b) Foreign currency, at cost	$894,639	$3,831,317	$557,551

See accompanying Notes to the Financial Statements.	131

Mercer Funds

Statements of Operations

For the Six Months Ended September 30, 2016 (Unaudited)

	Mercer US Large Cap Equity Fund (formerly known as Mercer US Large Cap Growth Equity Fund)	Mercer US Small/Mid Cap Equity Fund (formerly known as Mercer US Small/Mid Cap Growth Equity Fund)	Mercer Non-US Core Equity Fund	Mercer Core Fixed Income Fund
Investment Income:
Interest	$1,800	$4,020	$13,216	$12,077,232
Dividends	3,836,559	4,673,755	37,354,306	42,439
Securities lending income	40,151	150,420	548,265	19,455
Withholding taxes	(63,668)	(10,169)	(3,209,496)	(983)
Non-recurring income(a)	11,009	12,496	405,206	8,739
Other income	—	—	1,530	3,181

Total investment income	3,825,851	4,830,522	35,113,027	12,150,063

Expenses:
Advisory fees	1,217,048	3,223,794	7,302,696	1,431,566
Transfer agent fees	10,602	10,778	11,270	11,360
Custodian and fund accounting fees	59,378	108,840	605,513	156,716
Audit fees	20,642	21,579	57,577	39,207
Legal fees	16,560	25,587	86,463	35,468
Trustees fees	13,714	20,946	62,480	25,399
Registration fees	24,725	35,946	14,431	17,221
Interest expense	—	—	71	325
Miscellaneous	12,368	16,157	69,307	28,245

Total expenses	1,375,037	3,463,627	8,209,808	1,745,507
Advisory fee refund(a)	9,376	11,624	248,772	7,180

Net expenses	1,384,413	3,475,251	8,458,580	1,752,687

Net investment income	2,441,438	1,355,271	26,654,447	10,397,376

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,601,160	16,390,015	(20,106,268)	7,581,052
Swap contracts	—	—	—	(227,508)
Closed futures contracts	1,226,765	3,277,589	4,007,780	1,977,788
Forward foreign currency contracts and foreign currency related transactions	(323)	(5,252)	(242,529)	(8,935)

Net realized gain	4,827,602	19,662,352	(16,341,017)	9,322,397

Change in net unrealized appreciation (depreciation) on:
Investments	35,255,242	45,714,104	90,583,788	7,396,399
TBA Sale Commitments	—	—	—	1,095
Swap contracts	—	—	—	(343,245)
Open futures contracts	(227,888)	417,465	1,174,215	(618,641)
Forward foreign currency contracts and foreign currency related translations	180	(2,973)	(48,815)	(4,205)

Change in net unrealized appreciation (depreciation)	35,027,534	46,128,596	91,709,188	6,431,403

Net realized and unrealized gain (loss)	39,855,136	65,790,948	75,368,171	15,753,800

Net increase in net assets resulting from operations	$42,296,574	$67,146,219	$102,022,618	$26,151,176

(a)	Non-recurring income represents a refund for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses.

132	See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Operations (Continued)

For the Six Months Ended September 30, 2016 (Unaudited)

	Mercer Opportunistic Fixed Income Fund	Mercer Emerging Markets Equity Fund	Mercer Global Low Volatility Equity Fund
Investment Income:
Interest	$15,570,933	$12,010	$23,275
Dividends	—	24,689,680	13,231,740
Securities lending income	93,311	153,644	132,421
Withholding taxes	(119,876)	(2,716,828)	(779,877)
Non-recurring income(a)	10,831	139,526	4,444
Other income	21,750	1,165	—

Total investment income	15,576,949	22,279,197	12,612,003

Expenses:
Advisory fees	1,851,003	4,876,036	3,844,140
Transfer agent fees	11,242	11,411	11,055
Custodian and fund accounting fees	179,767	901,602	179,324
Audit fees	32,489	54,366	30,865
Legal fees	18,894	52,197	43,674
Trustees fees	13,709	37,999	31,758
Registration fees	21,977	24,874	13,065
Interest expense	2,668	10,028	48
Miscellaneous	15,198	38,886	29,368

Total expenses	2,146,947	6,007,399	4,183,297
Reimbursement of expenses	(39,153)	—	—
Advisory fee refund(a)	10,831	102,772	—

Net expenses	2,118,625	6,110,171	4,183,297

Net investment income	13,458,324	16,169,026	8,428,706

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(9,755,202)	(40,116,559)	17,902,061
Closed futures contracts	566,902	14,421,823	3,354,042
Forward foreign currency contracts and foreign currency related transactions	(7,656,699)	2,176,335	(1,178,170)

Net realized gain (loss)	(16,844,999)	(23,518,401)	20,077,933

Change in net unrealized appreciation (depreciation) on:
Investments	33,241,842	126,681,502	21,806,801
Open futures contracts	(220,624)	(4,639,891)	(524,434)
Forward foreign currency contracts and foreign currency related translations	3,175,335	400,450	3,989

Change in net unrealized appreciation (depreciation)	36,196,553	122,442,061	21,286,356

Net realized and unrealized gain (loss)	19,351,554	98,923,660	41,364,289

Net increase in net assets resulting from operations	$32,809,878	$115,092,686	$49,792,995

(a)	Non-recurring income represents a refund for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses.

See accompanying Notes to the Financial Statements.	133

Mercer Funds

Statements of Changes in Net Assets

	Mercer US Large Cap Equity Fund (formerly known as Mercer US Large Cap Growth Equity Fund)		Mercer US Small/Mid Cap Equity Fund (formerly known as Mercer US Small/Mid Cap Growth Equity Fund)
	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,441,438	$1,187,529	$1,355,271	$(804,412)
Net realized gain (loss)	4,827,602	24,886,587	19,662,352	7,264,017
Change in net unrealized appreciation (depreciation)	35,027,534	(36,723,410)	46,128,596	(55,146,208)

Net increase (decrease) in net assets resulting from operations	42,296,574	(10,649,294)	67,146,219	(48,686,603)

Distributions to shareholders from:
Net investment income
Class Y-3	—	(1,544,807)	—	—

Total distributions from net investment income	—	(1,544,807)	—	—

Net realized gains
Class Y-3	—	(38,484,951)	—	(24,352,888)

Total distributions from net realized gains	—	(38,484,951)	—	(24,352,888)

Net share transactions (See Note 7):
Class Y-3	259,578,494	(10,759,407)	468,056,553	29,572,449

Increase (decrease) in net assets resulting from net shares transactions	259,578,494	(10,759,407)	468,056,553	29,572,449

Net increase (decrease) in net assets	301,875,068	(61,438,459)	535,202,772	(43,467,042)

Net assets:
Beginning of period	301,259,927	362,698,386	427,425,563	470,892,605

End of period	$603,134,995	$301,259,927	$962,628,335	$427,425,563

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$2,438,076	$(3,362)	$1,257,568	$(97,703)

134	See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Changes in Net Assets (Continued)

	Mercer Non-US Core Equity Fund		Mercer Core Fixed Income Fund
	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (decrease) in Net Assets:
Operations:
Net investment income (loss)	$26,654,447	$32,027,708	$10,397,376	$23,898,914
Net realized gain (loss)	(16,341,017)	(7,197,050)	9,322,397	1,032,247
Change in net unrealized appreciation (depreciation)	91,709,188	(132,623,438)	6,431,403	(17,182,435)

Net increase (decrease) in net assets resulting from operations	102,022,618	(107,792,780)	26,151,176	7,748,726

Distributions to shareholders from:
Net investment income
Class Y-3	—	(32,290,964)	—	(24,184,241)

Total distributions from net investment income	—	(32,290,964)	—	(24,184,241)

Net realized gains
Class Y-3	—	(49,778,409)	—	(8,369,548)

Total distributions from net realized gains	—	(49,778,409)	—	(8,369,548)

Net share transactions (See Note 7):
Class Y-3	80,156,645	58,515,147	97,118,540	(83,968,766)

Increase (decrease) in net assets resulting from net shares transactions	80,156,645	58,515,147	97,118,540	(83,968,766)

Net increase (decrease) in net assets	182,179,263	(131,347,006)	123,269,716	(108,773,829)

Net assets:
Beginning of period	1,941,634,270	2,072,981,276	783,874,983	892,648,812

End of period	$2,123,813,533	$1,941,634,270	$907,144,699	$783,874,983

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$23,511,163	$(3,143,284)	$15,312,587	$4,915,211

See accompanying Notes to the Financial Statements.	135

Mercer Funds

Statements of Changes in Net Assets (Continued)

	Mercer Opportunistic Fixed Income Fund		Mercer Emerging Markets Equity Fund
	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (decrease) in Net Assets:
Operations:
Net investment income (loss)	$13,458,324	$24,954,703	$16,169,026	$19,019,703
Net realized gain (loss)	(16,844,999)	(35,118,225)	(23,518,401)	(100,628,113)
Change in net unrealized appreciation (depreciation)	36,196,553	(14,480,513)	122,442,061	(43,988,114)

Net increase (decrease) in net assets resulting from operations	32,809,878	(24,644,035)	115,092,686	(125,596,524)

Distributions to shareholders from:
Net investment income
Class Y-3	—	(3,476,394)	—	(11,714,562)

Total distributions from net investment income	—	(3,476,394)	—	(11,714,562)

Net realized gains
Class Y-3	—	(1,749,711)	—	—

Total distributions from net realized gains	—	(1,749,711)	—	—

Net share transactions (See Note 7):
Class Y-3	57,077,700	48,192,685	94,441,632	200,092,196

Increase in net assets resulting from net shares transactions	57,077,700	48,192,685	94,441,632	200,092,196

Net increase in net assets	89,887,578	18,322,545	209,534,318	62,781,110

Net assets:
Beginning of period	414,261,689	395,939,144	1,150,136,353	1,087,355,243

End of period	$504,149,267	$414,261,689	$1,359,670,671	$1,150,136,353

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$9,074,059	$(4,384,265)	$21,544,974	$5,375,948

136	See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Changes in Net Assets (Continued)

	Mercer Global Low Volatility Equity Fund
	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (decrease) in Net Assets:
Operations:
Net investment income (loss)	$8,428,706	$10,558,566
Net realized gain (loss)	20,077,933	13,378,459
Change in net unrealized appreciation (depreciation)	21,286,356	12,025,245

Net increase in net assets resulting from operations	49,792,995	35,962,270

Distributions to shareholders from:
Net investment income
Class Y-3	—	(10,380,943)

Total distributions from net investment income	—	(10,380,943)

Net realized gains
Class Y-3	—	(47,787,568)

Total distributions from net realized gains	—	(47,787,568)

Net share transactions (See Note 7):
Class Y-3	108,231,794	155,539,826

Increase in net assets resulting from net shares transactions	108,231,794	155,539,826

Net increase in net assets	158,024,789	133,333,585

Net assets:
Beginning of period	952,385,521	819,051,936

End of period	$1,110,410,310	$952,385,521

Undistributed net investment income included in net assets at end of period	$10,138,605	$1,709,899

See accompanying Notes to the Financial Statements.	137

Mercer US Large Cap Equity Fund (formerly known as Mercer US Large Cap Growth Equity Fund)

Financial Highlights

	Period Ended 09/30/16 (Unaudited)		Year Ended 03/31/16		Year Ended 03/31/15		Year Ended 03/31/14		Year Ended 03/31/13		Year Ended 03/31/12
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$9.34		$11.11		$13.16		$13.56		$13.27		$12.19

Net investment income†	0.05	(a)	0.04		0.05		0.07		0.08		0.04
Net realized and unrealized gain (loss) on investments	0.55		(0.43)		1.63		3.11		0.68		1.06

Total from investment operations	0.60		(0.39)		1.68		3.18		0.76		1.10

Less dividends and distributions:
From net investment income	—		(0.05)		(0.04)		(0.09)		(0.08)		(0.02)
From net realized gain on investments	—		(1.33)		(3.69)		(3.49)		(0.39)		—

Total dividends and distributions	—		(1.38)		(3.73)		(3.58)		(0.47)		(0.02)

Net asset value at end of period	$9.94		$9.34		$11.11		$13.16		$13.56		$13.27

Total investment return	6.42	%**	(4.09)%		13.63	%(b)	23.99	%(b)	6.03	%(b)	9.08	%(b)

Ratios/Supplemental Data:
Net investment income to average net assets	1.09	%(a)*	0.33%		0.37%		0.48%		0.61%		0.33%
Net expenses to average daily net assets	0.61	%(d)*	0.63	%(c)	0.60	%(c)	0.57%		0.57%		0.57%
Total expenses (before reductions and reimbursements) to average daily net assets	0.61	%*	0.63	%(c)	0.63	%(c)	0.63%		0.63%		0.63%
Portfolio turnover rate	60	%**	66%		118%		50%		65%		64%
Net assets at end of period (in 000’s)	$603,135		$301,260		$362,698		$358,862		$465,787		$465,641

(a)	Includes a non-recurring payment for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses. This amounted to less than $0.01 per share and less than 0.01% of average net assets.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(c)	Includes interest expense that amounts to less than 0.01%.
(d)	Includes a repayment to the Advisor, referenced above, for prior years’ reimbursement of expenses. The amount is less than 0.01% of average net assets.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

138	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund (formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Financial Highlights (Continued)

	Period Ended 09/30/16 (Unaudited)		Year Ended 03/31/16	Year Ended 03/31/15		Year Ended 03/31/14		Year Ended 03/31/13		Year Ended 03/31/12
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$10.30		$12.23	$12.44		$11.94		$11.62		$12.49

Net investment income†	0.02	(a)	(0.02)	(0.03)		(0.02)		(0.01)		(0.04)
Net realized and unrealized gain (loss) on investments	0.76		(1.28)	1.32		2.63		1.31		0.27

Total from investment operations	0.78		(1.30)	1.29		2.61		1.30		0.23

Less dividends and distributions:
From net investment income	—		—	—		—		(0.01)		—
From net realized gain on investments	—		(0.63)	(1.50)		(2.11)		(0.97)		(1.10)

Total dividends and distributions	—		(0.63)	(1.50)		(2.11)		(0.98)		(1.10)

Net asset value at end of period	$11.08		$10.30	$12.23		$12.44		$11.94		$11.62

Total investment return	7.57	%**	(10.78)%	11.11	%(b)	22.34	%(b)	12.11	%(b)	3.36	%(b)

Ratios/Supplemental Data:
Net investment income (loss) to average net assets	0.38	%(a)*	(0.18)%	(0.25)%		(0.17)%		(0.05)%		(0.36)%
Net expenses to average daily net assets	0.98	%(d)*	0.98%	0.98	%(c)	0.97%		0.96%		0.92%
Total expenses (before reductions and reimbursements) to average daily net assets	0.97	%*	0.98%	0.99	%(c)	0.99%		1.01%		1.01%
Portfolio turnover rate	92	%**	68%	75%		67%		54%		95%
Net assets at end of period (in 000’s)	$962,628		$427,426	$470,893		$397,360		$442,080		$300,176

(a)	Includes a non-recurring payment for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses. This amounted to less than $0.01 per share and less than 0.01% of average net assets.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(c)	Includes interest expense that amounts to less than 0.01%.
(d)	Includes a repayment to the Advisor, referenced above, for prior years’ reimbursement of expenses. The amount is less than 0.01% of average net assets.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.	139

Mercer Non-US Core Equity Fund

Financial Highlights (Continued)

	Period Ended 09/30/16 (Unaudited)		Year Ended 03/31/16		Year Ended 03/31/15		Year Ended 03/31/14		Year Ended 03/31/13		Year Ended 03/31/12
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$9.61		$10.64		$11.92		$10.58		$9.72		$10.46

Net investment income†	0.13	(a)	0.16		0.19		0.29		0.21		0.25
Net realized and unrealized gain (loss) on investments	0.36		(0.76)		(0.22)		1.94		0.90		(0.81)

Total from investment operations	0.49		(0.60)		(0.03)		2.23		1.11		(0.56)

Less dividends and distributions:
From net investment income	—		(0.17)		(0.27)		(0.33)		(0.25)		(0.18)
From net realized gain on investments	—		(0.26)		(0.98)		(0.56)		—		—

Total dividends and distributions	—		(0.43)		(1.25)		(0.89)		(0.25)		(0.18)

Net asset value at end of period	$10.10		$9.61		$10.64		$11.92		$10.58		$9.72

Total investment return	5.10	%**	(5.64)%		0.19	%(b)	21.48	%(b)	11.53	%(b)	(5.15	)%(b)

Ratios/Supplemental Data:
Net investment income to average net assets	2.63	%(a)*	1.60%		1.72%		2.52%		2.17%		2.57%
Net expenses to average daily net assets	0.83	%(c)(d)*	0.83	%(c)	0.84	%(c)	0.85%		0.83%		0.82%
Total expenses (before reductions and reimbursements) to average daily net assets	0.81	%(c)*	0.83	%(c)	0.84	%(c)	0.86%		0.86%		0.92%
Portfolio turnover rate	45	%**	109%		101%		95	%(e)	90%		105	%(f)
Net assets at end of period (in 000’s)	$2,123,814		$1,941,634		$2,072,981		$1,881,476		$2,138,930		$1,892,784

(a)	Includes a non-recurring payment for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses. This amounted to less than $0.01 per share and is 0.01% of average net assets.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(c)	Includes interest expense that amounts to less than 0.01%.
(d)	Includes a repayment to the Advisor, referenced above, for prior years’ reimbursement of expenses. The amount is 0.01% of average net assets.
(e)	Portfolio turnover calculation does not include $177,821,966 of securities transferred out of the Fund as part of an in-kind redemption.
(f)	Portfolio turnover calculation does not include $9,536,640 of securities transferred into the Fund as part of an in-kind contribution.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

140	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Financial Highlights (Continued)

	Period Ended 09/30/16 (Unaudited)		Year Ended 03/31/16	Year Ended 03/31/15		Year Ended 03/31/14		Year Ended 03/31/13		Year Ended 03/31/12
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$10.15		$10.43	$10.42		$10.68		$10.58		$10.23

Net investment income†	0.13	(a)	0.29	0.28		0.24		0.27		0.33
Net realized and unrealized gain (loss) on investments	0.20		(0.17)	0.28		(0.19)		0.37		0.46

Total from investment operations	0.33		0.12	0.56		0.05		0.64		0.79

Less dividends and distributions:
From net investment income	—		(0.30)	(0.33)		(0.25)		(0.31)		(0.31)
From net realized gain on investments	—		(0.10)	(0.22)		(0.06)		(0.23)		(0.13)

Total dividends and distributions	—		(0.40)	(0.55)		(0.31)		(0.54)		(0.44)

Net asset value at end of period	$10.48		$10.15	$10.43		$10.42		$10.68		$10.58

Total investment return	3.25	%**	1.26%	5.43	%(b)	0.44	%(b)	6.15	%(b)	7.88	%(b)

Ratios/Supplemental Data:
Net investment income to average net assets	2.53	%(a)*	2.80%	2.66%		2.32%		2.51%		3.13%
Net expenses to average daily net assets	0.43	%(c)(d)*	0.42%	0.40%		0.37%		0.37%		0.37%
Total expenses (before reductions and reimbursements) to average daily net assets	0.42	%(c)*	0.42%	0.42%		0.43%		0.43%		0.44%
Portfolio turnover rate	89	%**	88%	192%		187	%(e)	125%		181%
Net assets at end of period (in 000’s)	$907,145		$783,875	$892,649		$1,076,439		$1,093,253		$1,025,624

(a)	Includes a non-recurring payment for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses. This amounted to less than $0.01 per share and less than 0.01% of average net assets.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(c)	Includes interest expense that amounts to less than 0.01%.
(d)	Includes a repayment to the Advisor, referenced above, for prior years’ reimbursement of expenses. The amount is less than 0.01% of average net assets.
(e)	Excludes treasury dollar roll transactions. The Portfolio turnover rate including treasury dollar roll transactions was 251% for the year ended March 31, 2014.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.	141

Mercer Opportunistic Fixed Income Fund

Financial Highlights (Continued)

	Period Ended 09/30/16 (Unaudited)		Year Ended 03/31/16		Year Ended 03/31/15		Period Ended 03/31/14(a)
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$8.44		$9.13		$10.43		$10.00

Net investment income†	0.26	(b)	0.54		0.56		0.34
Net realized and unrealized gain (loss) on investments	0.37		(1.12)		(1.32)		0.35

Total from investment operations	0.63		(0.58)		(0.76)		0.69

Less dividends and distributions:
From net investment income	—		(0.07)		(0.47)		(0.22)
From net realized gain on investments	—		(0.04)		(0.07)		(0.04)

Total dividends and distributions	—		(0.11)		(0.54)		(0.26)

Net asset value at end of period	$9.07		$8.44		$9.13		$10.43

Total investment return(c)	7.46	%**	(6.25)%		(7.36)%		7.00	%**

Ratios/Supplemental Data:
Net investment income to average net assets	5.82	%(b)*	6.28%		5.55%		5.52	%*
Net expenses to average daily net assets	0.91	%(d)(e)*	0.90	%(d)	0.90	%(d)	0.90	%*
Total expenses (before reductions and reimbursements) to average daily net assets	0.93	%(d)*	0.95	%(d)	0.97	%(d)	1.17	%*
Portfolio turnover rate	28	%**	53%		58%		28	%**
Net assets at end of period (in 000’s)	$504,149		$414,262		$395,939		$260,581

(a)	The Fund commenced operations on August 21, 2013.
(b)	Includes a non-recurring payment for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses. This amounted to less than $0.01 per share and less than 0.01% of average net assets.
(c)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(d)	Includes interest expense that amounts to less than 0.01%.
(e)	Includes a repayment to the Advisor, referenced above, for prior years’ reimbursement of expenses. The amount is less than 0.01% of average net assets.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

142	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Financial Highlights (Continued)

	Period Ended 09/30/16 (Unaudited)		Year Ended 03/31/16		Year Ended 03/31/15		Year Ended 03/31/14		Period Ended 03/31/13(a)
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$8.59		$9.88		$9.99		$10.49		$10.00

Net investment income†	0.11	(b)	0.16		0.17		0.18		0.10
Net realized and unrealized gain (loss) on investments	0.68		(1.36)		(0.09)		(0.46)		0.46

Total from investment operations	0.79		(1.20)		0.08		(0.28)		0.56

Less dividends and distributions:
From net investment income	—		(0.09)		(0.19)		(0.19)		(0.06)
From net realized gain on investments	—		—		—		(0.03)		(0.01)

Total dividends and distributions	—		(0.09)		(0.19)		(0.22)		(0.07)

Net asset value at end of period	$9.38		$8.59		$9.88		$9.99		$10.49

Total investment return	9.20	%**	(12.06)%		0.81	%(c)	(2.61	)%(c)	5.64	%(c)**

Ratios/Supplemental Data:
Net investment income to average net assets	2.60	%(b)*	1.79%		1.66%		1.77%		1.08	%*
Net expenses to average daily net assets	0.98	%(d)(e)*	1.00	%(d)	0.98	%(d)	0.95	%(d)	0.95	%(d)*
Total expenses (before reductions and reimbursements) to average daily net assets	0.97	%(d)*	1.00	%(d)	1.00	%(d)	1.04	%(d)	1.15	%(d)*
Portfolio turnover rate	53	%**	66%		46%		64%		52	%**
Net assets at end of period (in 000’s)	$1,359,671		$1,150,136		$1,087,355		$862,923		$517,085

(a)	The Portfolio commenced operations on May 1, 2012.
(b)	Includes a non-recurring payment for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses. This amounted to less than $0.01 per share and less than 0.01% of average net assets.
(c)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(d)	Includes interest expense that amounts to less than 0.01%.
(e)	Includes a repayment to the Advisor, referenced above, for prior years’ reimbursement of expenses. The amount is 0.01% of average net assets.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.	143

Mercer Global Low Volatility Equity Fund

Financial Highlights (Continued)

	Period Ended 09/30/16 (Unaudited)		Year Ended 03/31/16		Year Ended 03/31/15		Year Ended 03/31/14		Period Ended 03/31/13(a)
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$11.81		$12.11		$12.27		$11.19		$10.00

Net investment income†	0.10	(b)	0.15		0.15		0.14		0.07
Net realized and unrealized gain on investments	0.47		0.33		0.54		1.45		1.14

Total from investment operations	0.57		0.48		0.69		1.59		1.21

Less dividends and distributions:
From net investment income	—		(0.14)		(0.19)		(0.16)		(0.02)
From net realized gain on investments	—		(0.64)		(0.66)		(0.35)		—

Total dividends and distributions	—		(0.78)		(0.85)		(0.51)		(0.02)

Net asset value at end of period	$12.38		$11.81		$12.11		$12.27		$11.19

Total investment return	4.83	%**	4.13%		5.80	%(c)	14.40	%(c)	12.13	%(c)**

Ratios/Supplemental Data:
Net investment income to average net assets	1.63	%(b)*	1.23%		1.25%		1.20%		1.62	%*
Net expenses to average daily net assets	0.81	%(d)*	0.82	%(d)	0.85	%(d)	0.85%		0.85	%*
Total expenses (before reductions and reimbursements/recapture) to average daily net assets	0.81	%(d)*	0.82	%(d)	0.84	%(d)	0.84%		1.00	%*
Portfolio turnover rate	33	%**	31%		84%		46%		12	%**
Net assets at end of period (in 000’s)	$1,110,410		$952,386		$819,052		$742,641		$301,230

(a)	The Fund commenced operations on November 6, 2012.
(b)	Includes a non-recurring payment for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses. This amounted to less than $0.01 per share and less than 0.01% of average net assets.
(c)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(d)	Includes interest expense that amounts to less than 0.01%.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

144	See accompanying Notes to the Financial Statements.

Mercer Funds

Notes to the Financial Statements

September 30, 2016 (Unaudited)

1.	Organization

Mercer Funds (the “Trust”) consists of the following seven series: Mercer US Large Cap Equity Fund (“Large Cap”) (formerly Mercer US Large Cap Growth Equity Fund), Mercer US Small/Mid Cap Equity Fund (“Small/Mid Cap”) (formerly Mercer US Small/Mid Cap Growth Equity Fund), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Fixed Income Fund (“Core Fixed”), Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed”), Mercer Emerging Markets Equity Fund (“Emerging Markets”) and Mercer Global Low Volatility Equity Fund (“Global Low Volatility”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds’ investment advisor is Mercer Investment Management, Inc. (the “Advisor”). The Advisor manages each Fund using a “manager of managers” approach by selecting one or more subadvisors (each a “Subadvisor,” and collectively referred to as the “Subadvisors”) to manage each Fund’s assets. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946: Financial Services — Investment Companies.

Under the 1940 Act, each Fund is classified as “diversified”, with the exception of Opportunistic Fixed. Opportunistic Fixed is classified as “non-diversified” under the 1940 Act, as amended, and may invest a larger percentage of its assets in fewer issuers than diversified funds.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap	Long-term total return, which includes capital appreciation and income
Small/Mid Cap	Long-term total return, comprised primarily of capital appreciation
Non-US Core Equity	Long-term total return, which includes capital appreciation and income
Core Fixed	Total return, consisting of both current income and capital appreciation
Opportunistic Fixed	Long-term total return, which includes capital appreciation and income
Emerging Markets	Long-term total return, which includes capital appreciation and income
Global Low Volatility	Long-term total return, which includes capital appreciation and income

Each Fund has registered and is authorized to offer interests in four classes of shares: Class S, Class Y-1, Class Y-2 and Class Y-3. The principal difference between the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of September 30, 2016, only the Class Y-3 shares of each Fund had commenced operations.

2.	Significant Accounting Policies

The following are significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a)  Security Valuation

Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities listed on an exchange normally are valued at the last sale

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2016 (Unaudited)

or official closing price on the day on which the securities are valued or, lacking any sales on such day, at the last available bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or the applicable Subadvisor as the primary market for such securities. Securities traded in the over-the-counter (“OTC”) market and listed on the NASDAQ Stock Market (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price; other OTC securities are valued at the last bid price available prior to valuation (other than short-term investments, which are valued as described below). The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the exchange rate in effect at a uniform time on each business day. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board of Trustees of the Trust (the “Board”) has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.

Certain fixed-income securities may be valued based upon appraisals received from an independent pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each such determination is based on consideration of relevant factors, and judgment is made by or at the direction of the Board. Each Fund values its investments for which market quotations are readily available at market value. Each Fund may value short-term investments that will mature within 60 days or less by using pricing service quotations or at amortized cost, provided that such amortized cost approximates market value.

Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Futures traded on inactive markets are valued using broker quotations. OTC derivative financial instruments, such as foreign currency contracts, options contracts, synthetic futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of an independent pricing service providers or broker dealer quotations. Depending on the derivative type and the terms of the derivative, the value of the derivative financial instruments is assigned by independent pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.

Senior secured floating rate loans and senior secured floating rate debt securities are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.

The Board has delegated its responsibility for valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the applicable Subadvisor) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board.

The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that a Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. A Fund’s value for a particular security may be different from the last quoted market price.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2016 (Unaudited)

In May 2015, the FASB issued Accounting Standards Update (“ASU”) 2015-07 “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or its Equivalent)” (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the net asset value per share practical expedient. ASU 2015-07 is effective for public entities for fiscal years beginning after December 15, 2015 and interim periods within those fiscal years, with early adoption permitted. Management has elected to early adopt the disclosure requirements prescribed by ASU 2015-07. At September 30, 2016, the Funds did not hold any investments valued at NAV as practical expedient, as such, there was no impact to the Funds’ financial statement disclosures.

The Funds follow a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices unadjusted in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The assets and liabilities shown in the Statements of Assets and Liabilities related to investments purchased for “to-be-announced” (“TBA”) or when-issued securities approximate fair value and are determined using Level 2 inputs, as of September 30, 2016. The assets and liabilities shown in the Statements of Assets and Liabilities related to cash collateral held at broker for futures contracts are determined using Level 1 inputs as of September 30, 2016.

At September 30, 2016, Large Cap and Small/Mid Cap held long-term investments whose value was determined using Level 1 inputs, with corresponding major categories as shown in the schedule of investments, Futures Contracts whose value was determined using Level 1 inputs and short-term investment positions in a Euro Time Deposit, State Street Institutional U.S. Government Money Market Fund, Premier Class and a United States Treasury Bill, as shown in the schedule of investments, whose value was determined using Level 2 inputs.

The following is a summary of the inputs used as of September 30, 2016 in valuing the assets and liabilities of Non-US Core Equity, Core Fixed, Opportunistic Fixed, Emerging Markets and Global Low Volatility for which fair valuation was used:

Non-US Core Equity

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$89,566,965	$0	*	$—	$89,566,965
Austria	17,742,244	—		—	17,742,244
Belgium	12,400,650	—		—	12,400,650
Bermuda	3,993,735	—		—	3,993,735
Brazil	6,628,565	—		—	6,628,565
Canada	29,580,137	—		—	29,580,137
Cayman Islands	42,220,770	—		—	42,220,770
China	2,720,716	—		—	2,720,716

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2016 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Denmark	$30,583,675	$—	$—		$30,583,675
Faroe Islands	716,142	—	—		716,142
Finland	24,701,813	—	—		24,701,813
France	163,263,737	—	—		163,263,737
Germany	202,233,357	—	—		202,233,357
Gibraltar	345,145	—	—		345,145
Hong Kong	26,202,157	—	—		26,202,157
Hungary	3,175,842	—	—		3,175,842
India	13,607,994	—	—		13,607,994
Indonesia	9,141,541	—	—		9,141,541
Ireland	17,584,741	—	—		17,584,741
Isle Of Man	2,371,043	—	—		2,371,043
Israel	5,145,793	—	—		5,145,793
Italy	18,983,332	—	—		18,983,332
Japan	374,283,695	1,383,885	—		375,667,580
Luxembourg	6,172,608	—	—		6,172,608
Malaysia	2,588,903	—	—		2,588,903
Malta	1,798,994	—	—		1,798,994
Mauritius	690,863	—	—		690,863
Mexico	8,988,977	—	—		8,988,977
Netherlands	76,680,331	—	—		76,680,331
New Zealand	14,808,608	—	—		14,808,608
Norway	17,369,962	—	—		17,369,962
Philippines	695,971	—	—		695,971
Poland	1,123,752	—	—		1,123,752
Portugal	12,861,695	—	0	**	12,861,695
Russia	3,424,460	—	—		3,424,460
Singapore	5,050,801	—	—		5,050,801
South Africa	1,312,870	—	—		1,312,870
South Korea	7,367,069	—	—		7,367,069
Spain	32,163,260	—	0	**	32,163,260
Sweden	53,841,391	—	—		53,841,391
Switzerland	173,961,275	—	—		173,961,275
Taiwan	12,307,771	—	—		12,307,771
Thailand	2,373,663	—	—		2,373,663
Turkey	858,055	—	—		858,055
United Kingdom	382,933,925	—	—		382,933,925
United States	49,988,839	—	—		49,988,839

Total Common Stocks	1,966,557,832	1,383,885	0		1,967,941,717

Investment Companies
United States	19,916,580	—	—		19,916,580

Total Investment Companies	19,916,580	—	—		19,916,580

Preferred Stocks
Brazil	2,054,574	—	—		2,054,574
Germany	18,414,517	—	—		18,414,517

Total Preferred Stocks	20,469,091	—	—		20,469,091

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2016 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments
Bank Deposits	$—	$93,641,469	$—	$93,641,469
Securities Lending Collateral	—	76,904,418	—	76,904,418
U.S. Government and Agency Obligations	—	4,698,273	—	4,698,273

Total Short-Term Investments	—	175,244,160	—	175,244,160

Futures Contracts†
Buys	975,270	—	—	975,270

Total Futures Contracts	975,270	—	—	975,270

Total	$2,007,918,773	$176,628,045	$0	$2,184,546,818

*	Represents one or more Level 2 securities at $0 value as of September 30, 2016.
**	Represents one or more Level 3 securities at $0 value as of September 30, 2016.
†	Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Core Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Debt Obligations
Asset Backed Securities	$—	$108,861,318	$—		$108,861,318
Corporate Debt	—	337,328,239	0	**	337,328,239
Mortgage Backed Securities - Private Issuers	—	86,904,918	—		86,904,918
Mortgage Backed Securities - U.S. Government Agency Obligations	—	235,827,582	—		235,827,582
Municipal Obligations	—	10,333,786	—		10,333,786
Sovereign Debt Obligations	—	7,959,219	—		7,959,219
U.S. Government and Agency Obligations	—	103,370,524	—		103,370,524

Total Debt Obligations	—	890,585,586	0		890,585,586

Short-Term Investments
Bank Deposits	—	49,802,736	—		49,802,736
Securities Lending Collateral	—	10,823,428	—		10,823,428
U.S. Government and Agency Obligations	—	9,145,470	—		9,145,470

Total Short-Term Investments	—	69,771,634	—		69,771,634

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2016 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$70,946	$—	$—	$70,946
Sales	49,792	—	—	49,792

Total Futures Contracts	120,738	—	—	120,738

Swaps
Centrally Cleared Interest Rate Swaps†	—	34,112	—	34,112
Centrally Cleared Credit Default Swaps†	—	90,830	—	90,830

Total Swaps	—	124,942	—	124,942

Total	$120,738	$960,482,162	$0	$960,602,900

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
TBA Sale Commitments	$—	$(1,555,565)	$—	$(1,555,565)

Futures Contracts†
Buys	(358,947)	—	—	(358,947)

Total Futures Contracts	(358,947)	—	—	(358,947)

Swaps
Centrally Cleared Interest Rate Swaps†	—	(1,165,331)	—	(1,165,331)

Total Swaps	—	(1,165,331)	—	(1,165,331)

Total	$(358,947)	$(2,720,896)	$—	$(3,079,843)

**	Represents one or more Level 3 securities at $0 value as of September 30, 2016.
†	Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Opportunistic Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
Corporate Debt	$—	$259,029,242	$—	$259,029,242
Sovereign Debt Obligations	—	225,758,318	—	225,758,318

Total Debt Obligations	—	484,787,560	—	484,787,560

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2016 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Oil & Gas	$691,653	$44,091	$—	$735,744

Total Common Stocks	691,653	44,091	—	735,744

Warrants
Oil & Gas	8,004	—	—	8,004

Total Warrants	8,004	—	—	8,004

Short-Term Investments
Bank Deposits	—	18,592,078	—	18,592,078
Securities Lending Collateral	—	21,274,140	—	21,274,140

Total Short-Term Investments	—	39,866,218	—	39,866,218

Forward Foreign Currency Contracts†
Buys	—	1,728,689	—	1,728,689
Sales	—	606,288	—	606,288

Total Forward Foreign Currency Contracts	—	2,334,977	—	2,334,977

Futures Contracts†
Buys	76,576	—	—	76,576

Total Futures Contracts	76,576	—	—	76,576

Total	$776,233	$527,032,846	$—	$527,809,079

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts†
Buys	$—	$(312,588)	$—	$(312,588)
Sales	—	(1,064,944)	—	(1,064,944)
Cross-Currency Forwards	—	(6,284)	—	(6,284)

Total Forward Foreign Currency Contracts	—	(1,383,816)	—	(1,383,816)

Futures Contracts†
Sales	(123)	—	—	(123)

Total Futures Contracts	(123)	—	—	(123)

Total	$(123)	$(1,383,816)	$—	$(1,383,939)

†	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2016 (Unaudited)

Emerging Markets

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Austria	$532,557	$—	$—	$532,557
Bermuda	16,407,834	—	—	16,407,834
Brazil	67,417,246	—	—	67,417,246
Cayman Islands	136,578,642	—	—	136,578,642
Chile	10,394,148	—	—	10,394,148
China	127,675,279	—	—	127,675,279
Colombia	2,929,310	—	—	2,929,310
Czech Republic	1,397,042	—	—	1,397,042
Denmark	2,202,765	—	—	2,202,765
France	2,050,169	—	—	2,050,169
Hong Kong	55,055,887	—	—	55,055,887
Hungary	10,896,048	—	—	10,896,048
India	121,198,611	—	—	121,198,611
Indonesia	38,800,814	—	—	38,800,814
Japan	3,357,841	—	—	3,357,841
Luxembourg	2,126,322	—	—	2,126,322
Malaysia	17,879,701	—	—	17,879,701
Mexico	45,037,463	—	—	45,037,463
Netherlands	5,908,392	—	—	5,908,392
Philippines	7,290,080	—	—	7,290,080
Poland	6,312,681	—	—	6,312,681
Qatar	6,042,342	—	—	6,042,342
Romania	443,627	—	—	443,627
Russia	27,490,486	—	—	27,490,486
Singapore	5,623,016	—	—	5,623,016
South Africa	68,306,508	—	—	68,306,508
South Korea	166,690,450	—	—	166,690,450
Sweden	908,454	—	—	908,454
Switzerland	7,367,090	—	—	7,367,090
Taiwan	149,406,483	—	—	149,406,483
Thailand	19,215,953	18,346,441	—	37,562,394
Turkey	17,133,037	—	—	17,133,037
United Arab Emirates	13,885,176	—	—	13,885,176
United Kingdom	19,477,886	—	—	19,477,886
United States	18,813,385	—	—	18,813,385

Total Common Stocks	1,202,252,725	18,346,441	—	1,220,599,166

Preferred Stocks
Brazil	27,404,578	—	—	27,404,578
Colombia	798,725	—	—	798,725
Germany	1,475,244	—	—	1,475,244

Total Preferred Stocks	29,678,547	—	—	29,678,547

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2016 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments
Bank Deposits	$—	$96,915,697	$—	$96,915,697
Investment Fund	—	6,342,035	—	6,342,035
Securities Lending Collateral	—	19,351,259	—	19,351,259
U.S. Government and Agency Obligations	—	3,398,750	—	3,398,750

Total Short-Term Investments	—	126,007,741	—	126,007,741

Forward Foreign Currency Contracts†
Buys	—	1,907,158	—	1,907,158
Sales	—	1,030,978	—	1,030,978

Total Forward Foreign Currency Contracts	—	2,938,136	—	2,938,136

Futures Contracts†
Buys	27,201	—	—	27,201
Sales	481,752	—	—	481,752

Total Futures Contracts	508,953	—	—	508,953

Synthetic Futures	—	91,481	—	91,481

Total	$1,232,440,225	$147,383,799	$—	$1,379,824,024

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts†
Buys	$—	$(140,701)	$—	$(140,701)
Sales	—	(789,067)	—	(789,067)

Total Forward Foreign Currency Contracts	—	(929,768)	—	(929,768)

Futures Contracts†
Buys	(800,356)	—	—	(800,356)
Sales	(4,634)	—	—	(4,634)

Total Futures Contracts	(804,990)	—	—	(804,990)

Synthetic Futures	—	(638,186)	—	(638,186)

Total	$(804,990)	$(1,567,954)	$—	$(2,372,944)

†	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2016 (Unaudited)

Global Low Volatility

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$14,330,025	$—	$—	$14,330,025
Austria	21,086,936	—	—	21,086,936
Belgium	3,834,496	—	—	3,834,496
Bermuda	14,379,854	—	—	14,379,854
Canada	45,349,102	—	—	45,349,102
Denmark	209,859	—	—	209,859
Faroe Islands	484,707	—	—	484,707
Finland	139,557	—	—	139,557
France	12,155,596	—	—	12,155,596
Germany	13,926,384	—	—	13,926,384
Hong Kong	5,067,450	—	—	5,067,450
Ireland	7,678,095	—	—	7,678,095
Israel	6,246,890	—	—	6,246,890
Italy	4,541,097	—	—	4,541,097
Japan	38,478,499	—	—	38,478,499
Luxembourg	873,537	—	—	873,537
Netherlands	10,127,494	—	—	10,127,494
New Zealand	25,368,580	—	—	25,368,580
Norway	17,699,273	—	—	17,699,273
Panama	317,330	—	—	317,330
Portugal	2,054,951	—	—	2,054,951
Singapore	4,970,262	—	—	4,970,262
Spain	11,604,245	—	—	11,604,245
Sweden	11,563,571	—	—	11,563,571
Switzerland	38,339,838	—	—	38,339,838
United Kingdom	82,769,518	5,363	—	82,774,881
United States	584,865,435	—	—	584,865,435

Total Common Stocks	978,462,581	5,363	—	978,467,944

Preferred Stocks
Germany	3,535,475	—	—	3,535,475
Japan	452,572	—	—	452,572
Sweden	146,914	—	—	146,914

Total Preferred Stocks	4,134,961	—	—	4,134,961

Short-Term Investments
Bank Deposits	—	123,293,853	—	123,293,853
Securities Lending Collateral	—	5,711,119	—	5,711,119
U.S. Government and Agency Obligations	—	1,599,931	—	1,599,931

Total Short-Term Investments	—	130,604,903	—	130,604,903

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2016 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$172,917	$—	$—	$172,917

Total Futures Contracts	172,917	—	—	172,917

Total	$982,770,459	$130,610,266	$—	$1,113,380,725

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(38,779)	$—	$—	$(38,779)

Total Futures Contracts	(38,779)	—	—	(38,779)

Total	$(38,779)	$—	$—	$(38,779)

†	Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

The following tables show transfers between Level 1 and Level 2 of the fair value hierarchy:

Non-US Core Equity

	Transfers In			Transfers Out
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs		Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs
Common Stocks	$—	$1,383,885	*	$1,383,885	*	$—

Global Low Volatility

	Transfers In			Transfers Out
	Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs
Common Stocks	$65,916	**	$—	$—	$65,916	**

*	Transfers occurred between Level 1 and Level 2 as a result of securities not receiving an exchange traded price.
**	Transfers occurred between Level 1 and Level 2 as a result of securities receiving an exchange traded price.

For financial statement reporting purposes, the Funds recognize transfers between Levels as of the end of the reporting period.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2016 (Unaudited)

The following tables include a rollforward of the amounts for the period ended September 30, 2016 for financial instruments classified as Level 3:

Non-US Core Equity

Investments in Securities	Balance as of March 31, 2016		Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Transfers In (Out) of Level 3	Purchases	Balance as of September 30, 2016		Change in Unrealized Appreciation (Depreciation) from Investments Held at September 30, 2016
COMMON STOCKS
Portugal	$0	^	$—	$—	$—	$—	$0	^^	$—
Spain	0	^	—	—	—	—	0	^^	—

Total	$0	^	$—	$—	$—	$—	$0	^^	$—

^	Represents one security at $0 value as of March 31, 2016.
^^	Represents one security at $0 value as of September 30, 2016.

Core Fixed

Investments in Securities	Balance as of March 31, 2016		Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Transfers In (Out) of Level 3	Purchases/ Sales	Balance as of September 30, 2016		Change in Unrealized Appreciation (Depreciation) from Investments Held at September 30, 2016
DEBT OBLIGATIONS
Corporate Debt	$0	^	$—	$—	$—	$—	$0	^^	$—

Total	$0	^	$—	$—	$—	$—	$0	^^	$—

^	Represents one security at $0 value as of March 31, 2016.
^^	Represents one security at $0 value as of September 30, 2016.

Investments in Derivative Instruments

Non-US Core Equity, Emerging Markets and Global Low Volatility held rights during the period as a result of corporate actions. Small/Mid Cap, Opportunistic Fixed and Global Low Volatility held warrants during the period as a result of corporate actions.

At September 30, 2016 and during the period then ended, the Funds had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

Large Cap

ASSET DERIVATIVES

	Equity Risk	Total
Futures Contracts(3)	$56,738	$56,738

Total Value	$56,738	$56,738

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2016 (Unaudited)

NET REALIZED GAIN (LOSS)

	Equity Risk	Total
Futures Contracts(7)	$1,226,765	$1,226,765

Total Realized Gain (Loss)	$1,226,765	$1,226,765

CHANGE IN APPRECIATION (DEPRECIATION)

	Equity Risk	Total
Futures Contracts(11)	$(227,888)	$(227,888)

Total Change in Appreciation (Depreciation)	$(227,888)	$(227,888)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(13)

	Equity Risk	Total
Futures Contracts	122	122

Small/Mid Cap

ASSET DERIVATIVES

	Equity Risk	Total
Futures Contracts(3)	$675,122	$675,122

Total Value	$675,122	$675,122

NET REALIZED GAIN (LOSS)

	Equity Risk	Total
Warrants(5)	$0	$0
Futures Contracts(7)	3,277,589	3,277,589

Total Realized Gain (Loss)	$3,277,589	$3,277,589

CHANGE IN APPRECIATION (DEPRECIATION)

	Equity Risk	Total
Futures Contracts(11)	$417,465	$417,465

Total Change in Appreciation (Depreciation)	$417,465	$417,465

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(13)

	Equity Risk	Total
Warrants	27,862	27,862
Futures Contracts	173	173

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2016 (Unaudited)

Non-US Core Equity

ASSET DERIVATIVES

	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(3)	$—	$975,270	$975,270

Total Value	$—	$975,270	$975,270

NET REALIZED GAIN (LOSS)

	Foreign Currency Risk	Equity Risk	Total
Rights(5)	$—	$8,689	$8,689
Futures Contracts(7)	—	4,007,780	4,007,780
Forward Foreign Currency Contracts(6)	40,877	—	40,877

Total Realized Gain (Loss)	$40,877	$4,016,469	$4,057,346

CHANGE IN APPRECIATION (DEPRECIATION)

	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(11)	$—	$1,174,215	$1,174,215

Total Change in Appreciation (Depreciation)	$—	$1,174,215	$1,174,215

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(13)

	Foreign Currency Risk	Equity Risk	Total
Rights	—	262,401	262,401
Futures Contracts	—	1,005	1,005
Forward Foreign Currency Contracts	196,380	—	196,380

Opportunistic Fixed

ASSET DERIVATIVES

	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Warrants(1)	$—	$—	$8,004	$8,004
Futures Contracts(3)	—	76,576	—	76,576
Forward Foreign Currency Contracts(2)	2,334,977	—	—	2,334,977

Total Value	$2,334,977	$76,576	$8,004	$2,419,557

LIABILITY DERIVATIVES

	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Futures Contracts(3)	$—	$(123)	$—	$(123)
Forward Foreign Currency Contracts(4)†	(1,383,816)	—	—	(1,383,816)

Total Value	$(1,383,816)	$(123)	$—	$(1,383,939)

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2016 (Unaudited)

NET REALIZED GAIN (LOSS)

	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Futures Contracts(7)	$—	$566,902	$—	$566,902
Forward Foreign Currency Contracts(6)†	(2,936,214)	—	—	(2,936,214)

Total Realized Gain (Loss)	$(2,936,214)	$566,902	$—	$(2,369,312)

CHANGE IN APPRECIATION (DEPRECIATION)

	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Warrants(9)	$—	$—	$8,004	$8,004
Futures Contracts(11)	—	(220,624)	—	(220,624)
Forward Foreign Currency Contracts(10)†	3,703,217	—	—	3,703,217

Total Change in Appreciation (Depreciation)	$3,703,217	$(220,624)	$8,004	$3,490,597

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(13)

	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Warrants	—	—	3,495	3,495
Futures Contracts	—	1,998	—	1,998
Forward Foreign Currency Contracts†	(11,950,674)	—	—	(11,950,674)

Core Fixed

ASSET DERIVATIVES

	Credit Risk		Interest Rate Risk		Total
Futures Contracts(3)	$—		$120,738		$120,738
Centrally Cleared Swap Contracts	90,830	**	34,112	**	124,942

Total Value	$90,830		$154,850		$245,680

LIABILITY DERIVATIVES

	Credit Risk	Interest Rate Risk	Total
Futures Contracts(3)	$—	$(358,947)	$(358,947)
Centrally Cleared Swap Contracts	—	(1,165,331)**	(1,165,331)

Total Value	$—	$(1,524,278)	$(1,524,278)

NET REALIZED GAIN (LOSS)

	Credit Risk	Interest Rate Risk	Total
Swaps Contracts(8)	$(86,889)	$(140,619)	$(227,508)
Futures Contracts(7)	—	1,977,788	1,977,788

Total Realized Gain (Loss)	$(86,889)	$1,837,169	$1,750,280

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2016 (Unaudited)

CHANGE IN APPRECIATION (DEPRECIATION)

	Credit Risk	Interest Rate Risk	Total
Swaps Contracts(12)	$(131,503)	$(211,742)	$(343,245)
Futures Contracts(11)	—	(618,641)	(618,641)

Total Change in Appreciation (Depreciation)	$(131,503)	$(830,383)	$(961,886)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(13)

	Credit Risk	Interest Rate Risk	Total
Swaps Contracts	17,000,000	34,180,875	51,180,875
Futures Contracts	—	674	674
Emerging Markets

ASSET DERIVATIVES

	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(3)††	$—	$600,434	$600,434
Forward Foreign Currency Contracts(2)	2,938,136	—	2,938,136

Total Value	$2,938,136	$600,434	$3,538,570

LIABILITY DERIVATIVES

	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(3)††	$—	$(1,443,176)	$(1,443,176)
Forward Foreign Currency Contracts(4)	(929,768)	—	(929,768)

Total Value	$(929,768)	$(1,443,176)	$(2,372,944)

NET REALIZED GAIN (LOSS)

	Foreign Currency Risk	Equity Risk	Total
Rights(5)	$—	$84,501	$84,501
Warrants(5)	—	188,452	188,452
Futures Contracts(7)††	—	14,421,823	14,421,823
Forward Foreign Currency Contracts(6)	(814,843)	—	(814,843)

Total Realized Gain (Loss)	$(814,843)	$14,694,776	$13,879,933

CHANGE IN APPRECIATION (DEPRECIATION)

	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(11)††	$—	$(4,639,891)	$(4,639,891)
Forward Foreign Currency Contracts(10)	1,702,761	—	1,702,761

Total Change in Appreciation (Depreciation)	$1,702,761	$(4,639,891)	$(2,937,130)

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2016 (Unaudited)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(13)

	Foreign Currency Risk	Equity Risk	Total
Rights	—	349,360	349,360
Warrants	—	834,500	834,500
Futures Contracts††	—	106,135,457	106,135,457
Forward Foreign Currency Contracts	30,170,185	—	30,170,185

Global Low Volatility

ASSET DERIVATIVES

	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(3)	$6,210	$166,707	$172,917

Total Value	$6,210	$166,707	$172,917

LIABILITY DERIVATIVES

	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(3)	$—	$(38,779)	$(38,779)

Total Value	$—	$(38,779)	$(38,779)

NET REALIZED GAIN (LOSS)

	Foreign Currency Risk	Equity Risk	Total
Rights(5)	$—	$742,469	$742,469
Warrants(5)	—	33,648	33,648
Futures Contracts(7)	21,856	3,332,186	3,354,042
Forward Foreign Currency Contracts(6)	(137,405)	—	(137,405)

Total Realized Gain (Loss)	$(115,549)	$4,108,303	$3,992,754

CHANGE IN APPRECIATION (DEPRECIATION)

	Foreign Currency Risk	Equity Risk	Total
Rights(9)	$—	$(77)	$(77)
Warrants(9)	—	(21,204)	(21,204)
Futures Contracts(11)	(37,174)	(487,260)	(524,434)
Forward Foreign Currency Contracts(10)	46,188	—	46,188

Total Change in Appreciation (Depreciation)	$9,014	$(508,541)	$(499,527)

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2016 (Unaudited)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(13)

	Foreign Currency Risk	Equity Risk	Total
Rights	—	3,001,196	3,001,196
Warrants	—	14,269	14,269
Futures Contracts	18	436	454
Forward Foreign Currency Contracts	(5,400,033)	—	(5,400,033)

**	Centrally Cleared Swaps are valued at unrealized appreciation/depreciation on the Schedule of Investments. Only current day’s variation margin, if any, is reported on the Statement of Assets and Liabilities.
†	Includes Cross Currency Foreign Currency Contracts.
††	Includes Synthetic Futures.
(1)	Statements of Assets and Liabilities location: Investments, at value.
(2)	Statements of Assets and Liabilities location: Unrealized appreciation on open forward foreign currency contracts.
(3)

Cumulative appreciation (depreciation) on futures contracts is disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. Synthetic futures are presented as Synthetic futures, at value within the Statements of Assets and Liabilities.

(4)	Statements of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts.
(5)	Statements of Operations location: Amounts are included in Net realized gain (loss) on Investments.
(6)	Statements of Operations location: Amounts are included in Net realized gain (loss) on Forward foreign currency contracts and foreign currency related transactions.
(7)	Statements of Operations location: Amounts are included in Net realized gain (loss) on Closed futures contracts.
(8)	Statements of Operations location: Amounts are included in Net realized gain (loss) on Swap contracts.
(9)	Statements of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Investments.
(10)	Statements of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Forward foreign currency contracts and foreign currency related transactions.
(11)	Statements of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Open futures contracts.
(12)	Statements of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Swap contracts.
(13)	Amounts disclosed represent average number of contracts, notional amounts, or shares outstanding for the time period that the Fund held such derivatives during the period ended September 30, 2016.

The Funds follow FASB ASC 815-10-50 “Disclosures about Credit Derivatives and Certain Guarantees”. This applies to written credit derivatives, hybrid instruments with embedded credit derivatives (for example, credit-linked notes), and certain guarantees.

The following is a summary of open centrally cleared credit default swap positions held by Core Fixed at September 30, 2016:

Notional Amount*	Currency	Expiration Date	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Value
$17,000,000	USD	06/20/20	Buy	(1.00%)	CDX.IG.24 CG24	$90,830	$(224,101)

*	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2016 (Unaudited)

Netting Agreements and Collateral Requirements

In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with certain collateral held and/or posted and create a net payment. The provisions of the ISDA Master Agreement typically permit a net payment in the event of default including the bankruptcy or insolvency of the counterparty. Absent an event of default by the counterparty or termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Funds fail to meet the terms of their ISDA Master Agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash collateral held at broker or cash collateral due to broker, respectively. Non-cash collateral pledged by or received by the Funds, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold before a transfer is required, which is determined each day at the close of business of the Funds, typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement and any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

The Funds are required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowings transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Funds’ derivative assets and liabilities at fair value by risk are presented in the tables above. For financial reporting purposes the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under a Master Netting Agreement (“MNA”) and net of related collateral received by the Funds for assets or pledged by the Funds for liabilities as of September 30, 2016.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2016 (Unaudited)

Opportunistic Fixed

Offsetting of Financial Assets and Derivative Assets:

Counterparty	Derivative Assets Subject to MNA	Derivative Assets/(Liabilities) available for offset	Collateral Received*	Net Amount of Derivative Assets(a)
Barclays Bank Plc	$20,859	$(20,859)	$—	$—
Citibank N.A.	1,194,837	(508,945)	—	685,892
Deutsche Bank AG London	53,138	(53,138)	—	—
Goldman Sachs International	895,136	(84,077)	—	811,059
HSBC Bank Plc	7,437	(7,437)	—	—
JPMorgan Chase Bank N.A. London	43,213	(43,213)	—	—
Standard Chartered Bank	120,357	(120,357)	—	—

	$2,334,977	$(838,026)	$—	$1,496,951

Offsetting of Financial Liabilities and Derivative Liabilities:

Counterparty	Derivative Liabilities Subject to MNA	Derivative Assets/(Liabilities) available for offset	Collateral Pledged*	Net Amount of Derivative Assets(b)
Barclays Bank Plc	$(57,080)	$20,859	$—	$(36,221)
Citibank N.A.	(508,945)	508,945	—	—
Deutsche Bank AG London	(81,829)	53,138	—	(28,691)
Goldman Sachs International	(84,077)	84,077	—	—
HSBC Bank Plc	(83,813)	7,437	—	(76,376)
JPMorgan Chase Bank N.A. London	(116,757)	43,213	—	(73,544)
Standard Chartered Bank	(451,315)	120,357	—	(330,958)

	$(1,383,816)	$838,026	$—	$(545,790)

(a)	Represents the net amount receivable from the counterparty in the event of default.
(b)	Represents the net amount payable to the counterparty in the event of default.
*	In some instances, the actual collateral received and/or pledged may be more than the derivative asset or liability due to overcollateralization.

Emerging Markets

Offsetting of Financial Assets and Derivative Assets:

Counterparty	Derivative Assets Subject to MNA	Derivative Assets/(Liabilities) available for offset	Collateral Received*	Net Amount of Derivative Assets(a)
Citibank N.A. London	$2,938,136	$(929,768)	$—	$2,008,368
Goldman Sachs International	91,481	(91,481)	—	—

	$3,029,617	$(1,021,249)	$—	$2,008,368

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2016 (Unaudited)

Offsetting of Financial Liabilities and Derivative Liabilities:

Counterparty	Derivative Liabilities Subject to MNA	Derivative Assets/(Liabilities) available for offset	Collateral Pledged*	Net Amount of Derivative Assets(b)
Citibank N.A. London	$(929,768)	$929,768	$—	$—
Goldman Sachs International	(638,186)	91,481	—	(546,705)

	$(1,567,954)	$1,021,249	$—	$(546,705)

(a)	Represents the net amount receivable from the counterparty in the event of default.
(b)	Represents the net amount payable to the counterparty in the event of default.
*	In some instances, the actual collateral received and/or pledged may be more than the derivative asset or liability due to overcollateralization.

(b)  Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts for debt securities. Income is not recognized, nor are premium and discount amortized, on securities for which collection is not expected. Withholding taxes on foreign dividend, interest, and capital gains have been provided for in accordance with the respective country’s tax rules and rates. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation-adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified-cost basis.

(c)  Cash and short term investments

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of the Fund’s net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

(d)  Securities lending

A Fund may lend its portfolio securities to qualified broker/dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current fair value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate fair value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. A liability for cash collateral is reflected in the Statements of Assets and Liabilities, and is categorized as Level 2 within the fair value hierarchy. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

Certain Funds may from time to time participate in a securities lending program under which the Funds’ custodian, State Street Bank and Trust Company (the “Custodian”) acting as securities lending agent, is authorized to lend

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2016 (Unaudited)

Fund portfolio securities to qualified broker/dealers and financial institutions that post appropriate collateral. The Custodian has agreed to indemnify the Funds in case of default of any security borrower.

Securities on loan are fully collateralized and the collateral was equal to or exceeded the securities on loan at September 30, 2016. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. Cash collateral is invested in the State Street Institutional U.S. Government Money Market Fund, Premier Class. The Custodian receives a portion of the interest earned on any reinvested collateral. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at September 30, 2016 were as follows:

	Market Value of Loaned Securities	Value of Cash Collateral	Value of Non-Cash Collateral
Large Cap	$28,409,773	$12,861,573	$15,869,960
Small/Mid Cap	50,516,381	25,695,826	25,371,713
Non-US Core Equity	73,679,242	76,904,418	843,978
Core Fixed	32,076,338	10,823,428	21,994,475
Opportunistic Fixed	22,160,683	21,274,140	1,284,000
Emerging Markets	38,975,512	19,351,259	22,072,774
Global Low Volatility	5,404,446	5,711,119	—

The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending and other similar transactions that are accounted for as secured borrowings.

For Large Cap, Small/Mid Cap, Non-US Core Equity, Emerging Markets and Global Low Volatility, all of the securities on loan collateralized by cash are classified as Common Stocks in each Fund’s Schedule of Investments at September 30, 2016, with a contractual maturity of overnight and continuous.

For Core Fixed and Opportunistic Fixed, all of the securities on loan collateralized by cash are classified as Corporate Debt in the Fund’s Schedule of Investments at September 30, 2016, with a contractual maturity of overnight and continuous.

(e)  Repurchase agreements

A Fund may enter into a repurchase agreement under the terms of a Master Repurchase Agreement (“MRA”) where the Fund purchases securities from a bank or broker/dealer who simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to a seller secured by the securities transferred to the Fund. Repurchase agreements are fully collateralized and the collateral is marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.

An MRA permits the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2016 (Unaudited)

the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Funds receive or post securities as collateral with a market value in excess of the repurchase price to be paid or received by the Funds upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Funds would recognize a liability with respect to such excess collateral to reflect the Funds’ obligation under bankruptcy law to return the excess to the counterparty. As of September 30, 2016, none of the Funds held open repurchase agreements.

(f)  Swaps

Swap contracts are derivatives in the form of a contract or similar instrument, which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default, and index swaps, and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio, to modify the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The credit default swap agreements may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit worthiness and an increased market perception that there is a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rates, serve as an indication of the current status of the payment/performance risk.

Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

The equity swaps in which the Funds may invest involve agreements with a counterparty. The return to the Funds on any equity swap contract will be the total return on the notional amount of the contract as if it were invested in the stocks comprising the contract index in exchange for an interest component based on the notional amount of the agreement. The Funds will only enter into an equity swap contract on a net basis, i.e., the two parties’ obligations

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2016 (Unaudited)

are netted out, with the Funds paying or receiving, as the case may be, only the net amount of the payments. Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term.

Whether a Fund’s use of swap agreements or swap options will be successful in achieving the Fund’s investment objective will depend on the Subadvisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap at the time of default, and not the entire notional amount of the swap contract now that the potential loss can be mitigated by the posting of collateral and offsetting provisions of the ISDA. The Subadvisor that enters into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of counterparty default on swaps.

Because swaps are two party contracts that may be subject to contractual restrictions on transferability and termination, and they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. However, the Trust has adopted procedures pursuant to which the Advisor may determine that swaps (including swap options) are liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) enacted in 2010, a regulatory framework for certain OTC derivatives, such as swaps was enacted. The Dodd-Frank Act requires many swap transactions to be executed on registered exchanges or through swap execution facilities, cleared through a regulated clearinghouse, and publicly reported. In addition, many market participants are now regulated as swap dealers or swap participants, and are subject to certain minimum capital and margin requirements and business conduct standards.

The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Funds’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Cash margin is recorded on the Statements of Assets and Liabilities as cash collateral held at broker on open swap contracts. Swap agreements are marked to market daily. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

A Fund will accrue for interim payments on swap contracts on a daily basis, with the net amount recorded as interest payable or receivable on swap contracts on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap contracts, in addition to realized gain/loss recorded upon the termination of swap contracts on the Statements of Operations. Fluctuations in the value of

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2016 (Unaudited)

swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts (swap contracts, at value on the Statements of Assets and Liabilities).

Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments are included as part of realized gain (loss) on the Statements of Operations.

The swaps in which the Fund may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty, if possible.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor or Subadvisor is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that Subadvisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If a Subadvisor attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

During the period ended September 30, 2016, Core Fixed used swap agreements to adjust interest rate and yield curve exposure or to manage credit exposure. See the Core Fixed Schedule of Investments for a listing of open swap agreements as of September 30, 2016.

(g)  Futures

A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest rates, or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

A purchase of a futures contract means the acquisition of a contractual right of a Fund to obtain delivery of the securities, indices or foreign currency underlying the contract at a specified price on a specified future date. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities, indices or foreign currency underlying the contract at a specified price on a specified date.

When a Fund enters into a futures contract, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Futures contracts are marked-to-market daily, depending upon changes in the price of the underlying securities, indices or foreign currencies subject to the futures contracts, and the change in value is recorded by the Fund as a variation margin payable or receivable. The Fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.

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Notes to the Financial Statements (Continued)

September 30, 2016 (Unaudited)

A Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission (“CFTC”) for sale to customers in the United States, or on foreign exchanges. In addition, a Fund may sell stock index futures in anticipation of, or during a market decline to attempt to offset the decrease in the market value of the Fund’s common stocks that might otherwise result, and a Fund may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

In entering into futures contracts and options on futures contracts, there is a credit risk that a counterparty will not be able to meet its obligations to the Fund. The counterparty for futures contracts and options on futures contracts traded in the United States and on most foreign futures exchanges is the clearinghouse associated with such exchange. In general, clearinghouses are backed by the corporate members of the clearinghouse who are required to share any financial burden resulting from the non-performance by one of its members and, as such, should significantly reduce this credit risk. In cases where the clearinghouse is not backed by the clearing members (i.e., some foreign exchanges), it is normally backed by a consortium of banks or other financial institutions. There can be no assurance that any counterparty, clearing member or clearinghouse will be able to meet its obligations to the Fund.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

Where the futures market is not as developed or where the regulations prevent or make it disadvantageous to trade futures, Emerging Markets will utilize synthetic futures as part of the country selection strategy implementation. A synthetic future operates like a swap transaction and uses equity index swaps on equity index futures. These are marked to market daily and the change in value is recorded as unrealized gain or loss in the Statement of Operations.

During the period ended September 30, 2016, Large Cap, Small/Mid Cap, Non-US Core Equity, Emerging Markets and Global Low Volatility used futures to equitize cash. Core Fixed and Opportunistic Fixed used futures to adjust interest rate exposure and replicate government bond positions. Emerging Markets also used futures to create passive index exposure to certain domestic emerging market country indices in the Fund. See the Large Cap, Small/Mid Cap, Non-US Core Equity, Core Fixed, Opportunistic Fixed, Emerging Markets and Global Low Volatility Schedules of Investments for a listing of open futures contracts as of September 30, 2016.

(h)  Options

The Funds may purchase and sell (write) put and call options on debt securities, currencies and indices to enhance investment performance, manage duration, or protect against changes in market prices. The Funds may also buy and sell combinations of put and call options on the same underlying security, currency or index. Short (sold) options positions will generally be hedged by the Funds with cash, cash equivalents, current portfolio security holdings, or other options or futures positions.

The Funds may enter into swap options (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may sell (write) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised. However, when a Fund writes a swaption, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement.

When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of

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Notes to the Financial Statements (Continued)

September 30, 2016 (Unaudited)

the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option, it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities, currencies and interest rates.

As of September 30, 2016, none of the Funds held open options.

(i)  Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time the contract was opened and the value at the time the contract was closed.

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Custodian or the Fund’s sub-custodian will segregate assets in a segregated account of the Fund in an amount not less than the value of the Fund’s total assets committed to the consummation of such forward contract. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contract.

During the period ended September 30, 2016, Opportunistic Fixed used forward foreign currency contracts for a variety of purposes, including hedging, risk management, efficient portfolio management, enhancing total returns, or as a substitute for taking a position in the underlying asset. Non-US Core Equity, Emerging Markets and Global Low Volatility used forward foreign currency contracts to hedge, cross hedge or to actively manage the currency exposures in the Funds. See the Opportunistic Fixed and Emerging Markets Schedules of Investments for a listing of open forward foreign currency contracts as of September 30, 2016.

(j)  Foreign currency translation

The books and records of each Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the foreign exchange rates

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Notes to the Financial Statements (Continued)

September 30, 2016 (Unaudited)

prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations within each Fund’s Statement of Operations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

(k)  When-issued securities/TBA securities

Purchasing securities on a “when-issued” basis is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis such as TBA securities. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring the securities unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining the Fund’s NAV. The market value of when-issued or forward delivery securities may be more or less than the purchase price. Certain risks may arise upon entering into when-issued or forward delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date. See the Core Fixed and Opportunistic Fixed Schedules of Investments for TBA and when-issued securities held as of September 30, 2016.

(l)  Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Fund’s Schedule of Investments for REIT securities held as of September 30, 2016.

(m)  Mortgage-related and other asset-backed securities

The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2016 (Unaudited)

the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of stripped mortgage-backed security has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the cost basis of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. See the Schedule of Investments for mortgage-backed and asset-backed securities held by Core Fixed as of September 30, 2016.

(n)  Mortgage dollar roll and treasury roll transactions

The Funds may sell mortgage-backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. The Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

The Funds may enter into treasury roll transactions. In a treasury roll transaction the Fund sells a treasury security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price at a future settlement date. The Fund receives cash from the sale of the treasury security to use for other investment purposes. The difference between the sale and repurchase price represents net interest income or net interest expense. Under GAAP, the treasury roll transaction is accounted for as a financing transaction and not as a purchase or sale. During the term of the borrowing the Fund records the related interest income or interest expenses on an accrual basis. Treasury roll transactions involve the risk that the market value of the securities that the Fund is required to repurchase may decline below the agreed upon repurchase price of those securities.

Treasury roll transactions are entered into by the Funds under an MRA. An MRA permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With treasury roll transactions, typically the Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund obligation under bankruptcy law to return the excess to the counterparty. The Funds did not hold open treasury rolls as of September 30, 2016.

(o)  Bank loans

Core Fixed may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. At September 30, 2016, the Funds held no unfunded loan commitments.

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Notes to the Financial Statements (Continued)

September 30, 2016 (Unaudited)

(p)  Indexed securities

The Funds may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Funds use indexed securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

(q)  Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“the Code”). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal and state income or excise tax is necessary.

The Funds’ policy is to declare and pay distributions from net investment income and net realized short-term and long-term gains at least annually. All distributions are paid in shares of the Funds, at NAV, unless the shareholder elects to receive cash distributions. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise taxes on the Funds. The amount of any distribution will vary, and there is no guarantee that a Fund will pay either income dividends or capital gains distributions.

(r)  Allocation of expenses and income

The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated among the applicable Funds, taking into consideration, among other things, the nature and type of expense and the relative size of each applicable Fund.

(s)  Redemption fees

While none of the Funds’ classes have initial or contingent deferred sales charges on purchases of Fund shares, redemptions of Fund shares held less than 30 days may be assessed a 2% short-term trading fee and recorded as paid-in capital.

3.	Credit agreement

The Trust entered into a Credit Agreement on behalf of the Funds (“the Agreement”) with a bank pursuant to a committed, unsecured revolving line of credit through December 15, 2016. Borrowings for each Fund under the Agreement are limited to the lesser of $50,000,000 or 33 1/3% of a Fund’s Adjusted Net Assets provided borrowings did not exceed, in the aggregate, $50,000,000. Under the terms of the Agreement the Trust pays an annual commitment fee at the rate 0.25% per year on the difference between the total line of credit and the average daily amount of borrowings outstanding. Interest is charged to the Funds based on its borrowings at a variable rate equal to the higher of the Overnight Federal Funds Rate or 30-Day LIBOR plus 1.00%. The Funds did not borrow under the Agreement during the period ended September 30, 2016.

4.	Indemnities

In the normal course of business, the Funds enter into contracts that require them to provide a variety of representations or general indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2016 (Unaudited)

5.	Fees and other transactions with affiliates

The Advisor provides investment advisory services to each Fund pursuant to an investment management agreement. Effective July 1, 2016, pursuant to the investment management agreement, each Fund pays the Advisor a fee for managing the Fund’s investments at an annual rate of:

	Investment Advisory Fee* on Net Assets
	Average net assets up to $750 million	Average net assets in excess of $750 million up to $1 billion	Average net assets in excess of $1 billion
Large Cap	0.53%	0.51%	0.46%
Small/Mid Cap	0.90%	0.88%	0.83%
Non-US Core Equity	0.75%	0.73%	0.68%
Core Fixed	0.35%	0.33%	0.28%
Opportunistic Fixed	0.80%	0.78%	0.73%
Emerging Markets	0.80%	0.78%	0.73%
Global Low Volatility	0.75%	0.73%	0.68%

*	Consists of the total advisory fee payable by the Funds to the Advisor. The Advisor is responsible for paying the subadvisory fees.

Prior to July 1, 2016, pursuant to the investment management agreement, each Fund paid the Advisor a fee for managing the Fund’s investments at an annual rate of:

	Investment Advisory Fee* on Net Assets
	Average net assets up to $750 million	Average net assets in excess of $750 million
Large Cap**	0.53%	0.51%
Small/Mid Cap	0.90%	0.88%
Non-US Core Equity	0.75%	0.73%
Core Fixed	0.35%	0.33%
Opportunistic Fixed	0.80%	0.78%
Emerging Markets	0.80%	0.78%
Global Low Volatility	0.75%	0.73%

*	Consists of the total advisory fee payable by the Funds to the Advisor. The Advisor is responsible for paying the subadvisory fees.
**	Prior to the acquisition (See Note 9), Large Cap paid the Advisor an annual rate of 0.55% on average net assets up to $750 million and 0.53% on average net assets in excess of $750 million for managing the Fund’s investments.

Such fees as referenced above are shown in the Advisory fees line in the Statements of Operations. The Advisor provides certain internal administrative services to the Class S, Class Y-1 and Class Y-2 shares of the Funds, for which the Advisor receives a fee of 0.15%, 0.10% and 0.05% of the average daily net assets of the Class S, Class Y-1 and Class Y-2 shares of the Funds, respectively. These internal administrative services include attending to shareholder correspondence, assisting with the processing of purchases and redemptions of shares, preparing and disseminating information and documents for use by beneficial shareholders and monitoring and overseeing non-advisory relationships with entities providing services to the Class S, Class Y-1 and Class Y-2 shares, including the transfer agent. However, Class S, Class Y-1 and Class Y-2 shares have not commenced operations.

The Funds have adopted a plan of marketing and service, or “12b-1 plan” to finance the provision of certain shareholder services to the owners of Class S and Class Y-1 shares of the Funds (collectively referred to as the

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2016 (Unaudited)

“plans”). The plan provides for payments at annual rates (based on average net assets) of up to 0.25% of each Fund’s Class S and Class Y-1 shares. However, Class S and Class Y-1 shares have not commenced operations.

The Trust, with respect to Opportunistic Fixed, and the Advisor entered into a written contractual fee waiver and expense reimbursement agreement pursuant to which the Advisor agreed to waive a portion of its fees and/or reimburse expenses through July 31, 2016 in an amount necessary to limit the Fund’s total annual operating expenses to an annual rate (as a percentage of the Fund’s average daily net assets) as set forth in the table below. This agreement expired on July 31, 2016. For the period ended September 30, 2016, the fees were reimbursed to the extent that the Fund’s class expenses exceeded the net expense rates of average daily net assets of the Fund class. These reimbursements are shown in the Reimbursement of expenses line in the Statements of Operations. However, Class S, Class Y-1 and Class Y-2 shares have not commenced operations.

	Class S	Class Y-1	Class Y-2	Class Y-3
Opportunistic Fixed	1.40%	1.35%	1.05%	0.90%

Pursuant to the expense reimbursement agreement, the Advisor is entitled to be reimbursed for any fees the Advisor waives and Fund expenses that the Advisor reimburses for a period of three years following such fee waiver and expense reimbursement, to the extent that such reimbursement of the Advisor by a Fund will not cause the Fund to exceed any applicable expense limitation that is in place for the Fund. For the period ended September 30, 2016, there were no reimbursed expenses recovered by the Advisor from the Funds.

Pursuant to the Funds’ expense reimbursement agreement, the Advisor can recapture certain amounts waived or reimbursed over the 12-month period ended July 31, 2014 (and over the past three 12-month periods ended July 31, 2016 with respect to Opportunistic Fixed). The following amounts were available for recapture as of July 31, 2016:

	Expenses Reimbursed in the 12-Months Ended July 31,
	2014	2015	2016
	Subject to Recapture until July 31,
	2017	2018	2019
Large Cap	$248,632	$—	$—
Small/Mid Cap	54,175	—	—
Non-US Core Equity	—	—	—
Core Fixed	651,589	—	—
Opportunistic Fixed	253,811	208,082	176,732
Emerging Markets	556,688	—	—
Global Low Volatility	—	—	—

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended September 30, 2016, were as follows:

	Long-Term U.S. Government Securities	Other Long-Term Securities
Purchases
Large Cap*	$—	$270,000,553
Small/Mid Cap**	—	644,159,441
Non-US Core Equity	—	980,955,222
Core Fixed	545,367,215	238,112,333
Opportunistic Fixed	—	201,081,201
Emerging Markets	—	730,953,131
Global Low Volatility	—	414,596,026

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Notes to the Financial Statements (Continued)

September 30, 2016 (Unaudited)

	Long-Term U.S. Government Securities	Other Long-Term Securities
Sales
Large Cap	$—	$286,309,281
Small/Mid Cap	—	649,252,750
Non-US Core Equity	—	860,315,866
Core Fixed	481,975,141	214,178,774
Opportunistic Fixed	—	124,119,148
Emerging Markets	—	598,983,816
Global Low Volatility	—	303,749,397

*	With respect to Large Cap’s merger with Mercer US Large Cap Value Equity Fund (“Large Cap Value”) (see Note 9) on June 24, 2016, Large Cap acquired long-term securities with a cost of $277,806,252 that are not included in the above other long-term securities purchases value.
**	With respect to Small/Mid Cap’s merger with Mercer US Small/Mid Cap Value Equity Fund (“Small/Mid Cap Value”) (see Note 9) on June 24, 2016, Small/Mid Cap acquired long-term securities with a cost of $450,558,318 that are not included in the above other long-term securities purchases value.

7.	Share transactions

Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Transactions in Fund shares were as follows:

Large Cap

	Six Months Ended September 30, 2016		Year Ended March 31, 2016
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	2,981,114	$28,999,808	4,985,529	$54,996,490
Shares issued through acquisition	30,126,230	274,762,972	—	—
Shares issued to shareholders in reinvestment of distributions	—	—	4,072,203	40,029,758
Shares repurchased	(4,673,654)	(44,184,286)	(9,458,703)	(105,785,655)

Net increase (decrease)	28,433,690	$259,578,494	(400,971)	$(10,759,407)

Small/Mid Cap

	Six Months Ended September 30, 2016		Year Ended March 31, 2016
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	3,877,078	$41,536,238	4,942,894	$55,377,890
Shares issued through acquisition	44,707,680	461,393,851	—	—
Shares issued to shareholders in reinvestment of distributions	—	—	2,293,116	24,352,888
Shares repurchased	(3,196,060)	(34,873,536)	(4,259,716)	(50,158,329)

Net increase	45,388,698	$468,056,553	2,976,294	$29,572,449

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Notes to the Financial Statements (Continued)

September 30, 2016 (Unaudited)

Non-US Core Equity

	Six Months Ended September 30, 2016		Year Ended March 31, 2016
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	15,893,246	$154,977,759	21,486,792	$213,382,507
Shares issued to shareholders in reinvestment of distributions	—	—	8,452,047	82,069,373
Shares repurchased	(7,601,613)	(74,821,114)	(22,605,539)	(236,936,733)

Net increase	8,291,633	$80,156,645	7,333,300	$58,515,147

Opportunistic Fixed

	Six Months Ended September 30, 2016		Year Ended March 31, 2016
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	7,902,442	$69,233,449	10,534,645	$90,807,455
Shares issued to shareholders in reinvestment of distributions	—	—	655,722	5,226,105
Shares repurchased	(1,404,681)	(12,155,749)	(5,465,227)	(47,840,875)

Net increase	6,497,761	$57,077,700	5,725,140	$48,192,685

Core Fixed

	Six Months Ended September 30, 2016		Year Ended March 31, 2016
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	17,471,035	$181,464,545	15,717,334	$161,679,985
Shares issued to shareholders in reinvestment of distributions	—	—	3,294,918	32,553,789
Shares repurchased	(8,176,297)	(84,346,005)	(27,303,611)	(278,202,540)

Net increase (decrease)	9,294,738	$97,118,540	(8,291,359)	$(83,968,766)

Emerging Markets

	Six Months Ended September 30, 2016		Year Ended March 31, 2016
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	17,347,288	$151,201,999	37,663,658	$329,515,356
Shares issued to shareholders in reinvestment of distributions	—	—	1,428,605	11,714,562
Shares repurchased	(6,235,487)	(56,760,367)	(15,257,581)	(141,137,722)

Net increase	11,111,801	$94,441,632	23,834,682	$200,092,196

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2016 (Unaudited)

Global Low Volatility

	Six Months Ended September 30, 2016		Year Ended March 31, 2016
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	12,383,551	$149,025,527	15,663,054	$191,381,879
Shares issued to shareholders in reinvestment of distributions	—	—	5,098,029	58,168,511
Shares repurchased	(3,356,074)	(40,793,733)	(7,747,497)	(94,010,564)

Net increase	9,027,477	$108,231,794	13,013,586	$155,539,826

8.	Federal income taxes

As of September 30, 2016, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap	$584,572,761	$46,437,721	$(14,209,564)	$32,228,157
Small/Mid Cap	914,921,542	91,805,231	(21,401,442)	70,403,789
Non-US Core Equity	2,084,428,223	205,171,386	(106,028,061)	99,143,325
Core Fixed	947,450,742	20,080,479	(7,174,001)	12,906,478
Opportunistic Fixed	544,399,778	14,823,747	(33,825,999)	(19,002,252)
Emerging Markets	1,297,105,082	108,757,510	(29,577,138)	79,180,372
Global Low Volatility	1,039,663,461	100,102,299	(26,557,952)	73,544,347

9.	Acquisition

At the close of business on June 24, 2016, Large Cap, formerly Mercer US Large Cap Growth Equity Fund, with Class Y-3 net assets of $267,918,751 acquired all of the assets and liabilities of Large Cap Value, each a series of the Trust, in a tax-free reorganization. The acquisition was accomplished by a tax-free exchange of 30,880,775 Class Y-3 shares of Large Cap Value valued at $274,762,972 for 30,126,230 Class Y-3 shares of Large Cap. Large Cap Value’s net assets on June 24, 2016 were $274,762,972 for Class Y-3, including investments valued at $270,404,502 with a cost basis of $277,806,864. For financial reporting purposes, assets received, liabilities assumed, and shares issued by Large Cap were recorded at fair value; however, the cost basis of the investments received by Large Cap from Large Cap Value were carried forward to align ongoing reporting of Large Cap’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of Large Cap immediately after the acquisition was $542,681,723, which included $7,402,474 of acquired unrealized depreciation on investments and foreign currency transactions from Large Cap Value.

Assuming the acquisition had been completed on April 1, 2016, Large Cap’s pro-forma results of operations for the period ended September 30, 2016 are as follows:

Net investment income	$3,768,723	(a)
Net realized and unrealized gain on investments	33,010,867	(b)

Net increase in net assets from operations	$36,779,590

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Large Cap Value that have been included in the Fund’s Statement of Operations since June 24, 2016.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2016 (Unaudited)

(a)  $2,441,438 net investment income as reported at September 30, 2016 plus $1,258,593 from Large Cap Value pre-merger net investment income, plus $13,667 in lower net advisory fees, plus $55,025 of pro-forma eliminated other expenses.

(b)  $36,408,900 unrealized appreciation as reported at September 30, 2016 minus $8,099,693 pro-forma March 31, 2016 unrealized appreciation, plus $4,827,602 net realized gain as reported at September 30, 2016 minus $125,942 in net realized loss from Large Cap Value pre-merger.

At the close of business on June 24, 2016, Small/Mid Cap, formerly Mercer US Small/Mid Cap Growth Equity Fund, with Class Y-3 net assets of $440,701,905 acquired all of the assets and liabilities of Small/Mid Cap Value, each a series of the Trust, in a tax-free reorganization. The acquisition was accomplished by a tax-free exchange of 53,005,209 Class Y-3 shares of Small/Mid Cap Value valued at $461,393,851 for 44,707,680 Y-3 shares of Small/Mid Cap. Small/Mid Cap Value’s net assets on June 24, 2016 were $461,393,851 for Class Y-3, including investments valued at $452,720,602 with a cost basis of $450,558,318. For financial reporting purposes, assets received, liabilities assumed, and shares issued by Small/Mid Cap were recorded at fair value; however, the cost basis of the investments received by Small/Mid Cap from Small/Mid Cap Value were carried forward to align ongoing reporting of Small/Mid Cap’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of Small/Mid Cap immediately after the acquisition was $902,095,756, which included $2,162,284 of acquired unrealized appreciation on investments from Small/Mid Cap Value.

Assuming the acquisition had been completed on April 1, 2016, Small/Mid Cap’s pro-forma results of operations for the period ended September 30, 2016 are as follows:

Net investment income	$1,687,058	(a)
Net realized and unrealized gain on investments	63,187,690	(b)

Net increase in net assets from operations	$64,874,748

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Small/Mid Cap Value that have been included in the Fund’s Statement of Operations since June 24, 2016.

(a)  $1,363,442 net investment income as reported at September 30, 2016 plus $259,669 from Small/Mid Cap Value pre-merger net investment income, plus $7,289 in lower net advisory fees, plus $56,658 of pro-forma eliminated other expenses.

(b)  $75,379,647 unrealized appreciation as reported at September 30, 2016 minus $35,608,850 pro-forma March 31, 2016 unrealized appreciation, plus $19,654,181 net realized gain as reported at September 30, 2016 plus $3,762,712 in net realized gain from Small/Mid Cap Value pre-merger, respectively.

10.	Subsequent events

Management has evaluated the impact of subsequent events through November 21, 2016, the date the financial statements were available to be issued for possible adjustment to and/or disclosure in the Funds’ financial statements. Management has determined that there are no material events that would require adjustment and/or disclosure in the Funds’ financial statements through this date.

11.	Proxy Voting

A description of the policies and procedures that the Advisor and each Fund’s Subadvisors use to determine how to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-866-658-9896, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information about Funds’ proxy voting decisions are available without charge, online on the Funds’ website at http://www.mercer.us/mutual-funds-on-offer.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2016 (Unaudited)

12.	Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q, which when filed, will be available on the SEC’s website at http://www.sec.gov. When filed, the Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

13.	Board Approval of the Investment Management Agreement for the Funds and Subadvisory Agreements for the Funds during the period April 1, 2016 through September 30, 2016

June 16-17, 2016 Board Meeting

Mercer US Large Cap Equity Fund

(formerly Mercer US Large Cap Growth Equity Fund)

Mercer US Small/Mid Cap Equity Fund

(formerly Mercer US Small/Mid Cap Growth Equity Fund)

Mercer Non-US Core Equity Fund

Mercer Emerging Markets Equity Fund

Mercer Global Low Volatility Equity Fund

Mercer Core Fixed Income Fund

Mercer Opportunistic Fixed Income Fund

Renewal of the Investment Management Agreement for the Funds

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of Mercer Funds (the “Trust”) held on June 16-17, 2016 (the “June Meeting”), the Trustees, including those Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust or Mercer Investment Management, Inc., the Trust’s investment advisor (the “Advisor”) (together, the “Independent Trustees”), considered and approved the renewal of the investment management agreement between the Advisor and the Trust (the “Investment Management Agreement”) with respect to each of the series of the Trust (each a “Fund,” and together, the “Funds”) subject to renewal, consisting of: Mercer US Large Cap Equity Fund (“Large Cap Fund” – formerly Mercer US Large Cap Growth Equity Fund (“Large Cap Growth Fund”), Mercer US Small/Mid Cap Equity Fund (“Small/Mid Cap Fund” – formerly Mercer US Small/Mid Cap Growth Fund (“Small/Mid Cap Growth Fund”), Mercer Non-US Core Equity Fund (“Non-US Core Equity Fund”), Mercer Emerging Markets Equity Fund (“Emerging Markets Fund”), Mercer Global Low Volatility Equity Fund (“Global Low Volatility Fund”), Mercer Core Fixed Income Fund (“Core Fixed Fund”), and Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed Fund”).

With respect to the Large Cap Fund, the Board of Trustees took into consideration that the Mercer US Large Cap Value Equity Fund, another series then in the Trust (“Large Cap Value Fund”), was proposed to be reorganized with and into the Large Cap Fund in a transaction that was scheduled to be completed effective as of the close of business on June 24, 2016 (the “Large Cap Reorganization”). In connection with carrying out the Large Cap Reorganization, the Large Cap Fund had agreed to acquire all of the assets and all of the liabilities of the Large Cap Value Fund. Effective upon the closing of the Large Cap Reorganization, the Large Cap Fund adopted a new principal investment strategy with a focus on a “core equity” investment strategy, the Fund changed its name, and certain of the Subadvisors to the Large Cap Value Fund were retained as Subadvisors to the Large Cap Fund.

In addition, with respect to the Small/Mid Cap Fund, the Board of Trustees took into consideration that the Mercer US Small/Mid Cap Value Equity Fund, another series then in the Trust (“Small/Mid Cap Value Fund”), was proposed to be reorganized with and into the Small/Mid Cap Fund in a transaction that was scheduled to be completed effective as of the close of business on June 24, 2016 (the “Small/Mid Cap Reorganization”). In connection with carrying out the Small/Mid Cap Reorganization, the Small/Mid Cap Fund had agreed to acquire all of the assets and all of the liabilities of the Small/Mid Cap Value Fund. Effective upon the closing of the

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2016 (Unaudited)

Small/Mid Cap Reorganization, the Small/Mid Cap Fund adopted a new principal investment strategy with a focus on a “core equity” investment strategy, the Fund changed its name and certain of the Subadvisors to the Small/Mid Cap Value Fund were retained as Subadvisors to the Small/Mid Cap Fund.

In considering the renewal of the Investment Management Agreement, the Trustees reviewed the information and materials from the Advisor and from counsel that were prepared for the June Meeting, including: (i) the Investment Management Agreement, with respect to the Advisor’s management of the assets of each Fund; (ii) information describing the nature, extent, and quality of the services that the Advisor provided to the Funds; the fees that the Advisor charged to the Funds for these services; and a comparison of those fees to the fees paid by a peer group of other investment companies having investment objectives similar to the investment objectives of the Funds, and that were identified as competitors, as contained in a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent, nationally recognized provider of investment company data (the “Broadridge Report”); (iii) information regarding the Advisor’s business and operations; financial position; portfolio management team; and compliance program; (iv) information describing each Fund’s operating expenses compared to the Fund’s peer group of other registered investment companies with investment objectives similar to the investment objectives of the Funds, and that were identified by Broadridge in the Broadridge Report; (v) information describing each Fund’s performance compared to the Fund’s peer group of other investment companies with investment objectives similar to the investment objective of the Fund, as identified in the Broadridge Report; and (vi) information regarding the benefits that the Advisor enjoyed (or may enjoy in the future) as a result of its relationship with the Funds. The Trustees also considered presentations made by, and discussions held with, representatives of the Advisor, both at the June Meeting and throughout the course of the year at regularly scheduled and special Board meetings. The Trustees also evaluated the Advisor’s answers and responses to the questions and information requests contained in the 15(c) Information Request Letter that was submitted to the Advisor on behalf of the Independent Trustees for use in connection with the contract renewal process.

In addition, the Trustees considered presentations made by, and discussions held with, representatives of the Advisor. The Trustees considered and analyzed the factors that they deemed relevant with respect to the Advisor, including: the nature, extent, and quality of the services that were provided to the Funds by the Advisor; the Advisor’s investment management personnel and operations; the performance of the Funds; the Funds’ expense levels; the profitability to the Advisor under the Investment Management Agreement for each Fund at certain asset levels, and the current profitability levels of the Funds; any ancillary benefits to the Advisor and its affiliates of the Advisor’s relationship with the Funds; and the effect of asset growth on the Funds’ expenses. The Board also considered the nature, extent, and quality of the non-advisory services that the Advisor and its affiliates provided to the Funds. Additionally, the Independent Trustees received assistance and advice regarding legal and industry standards in connection with their duties and responsibilities when approving investment advisory agreements and reviewed materials supplied by their independent legal counsel.

In their consideration of the renewal of the Investment Management Agreement, the Board, including the Independent Trustees, considered the following factors:

(a)  The nature, extent, and quality of the services that were provided by the Advisor.  The Trustees reviewed the services that the Advisor had provided to the Funds. In connection with the investment advisory services that were provided to the Funds, the Trustees considered the qualifications, experience, and capabilities of the Advisor’s portfolio management team and other investment personnel, and the extent of care and conscientiousness with which the Advisor personnel performed their duties. In this regard, the Trustees considered that while the Advisor focused primarily on the selection, evaluation, and oversight of the Funds’ Subadvisors, consistent with the Trust’s multi-manager structure, the Advisor also had extensive other responsibilities as the Funds’ investment advisor, including: the provision of investment advice; the allocation of each Fund’s assets among multiple Subadvisors (including overseeing the process of transitioning assets among Subadvisor(s)), and the fee negotiation process whereby the Advisor sought to achieve an appropriate and competitive level of fees and fee structure, and the Advisor’s continual monitoring of the ongoing appropriateness and competitiveness of each subadvisory fee and fee structure; the monitoring of each Subadvisor’s investment performance and processes; the oversight of each

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2016 (Unaudited)

Subadvisor’s compliance with the applicable Fund’s investment objective, policies, and limitations; review of portfolio security brokerage and trading practices; and oversight of general portfolio compliance with relevant law.

The Trustees discussed the Advisor’s ability and willingness to identify instances where there was a need to add a new Subadvisor, to replace a current Subadvisor, to reallocate Fund assets among current Subadvisors, to utilize a new strategy of a current Subadvisor, or to implement a combination of these measures, as well as the Advisor’s ability to promptly, efficiently, and economically effect such changes. The Board reviewed the proprietary tools utilized by the Advisor to review, select, evaluate, and monitor Subadvisors for the Funds, as well as the Advisor’s experience, resources, and strengths in advising the Mercer Collective Trust and the Mercer Group Trust, two other pooled investment vehicles overseen by the Advisor. The Trustees also considered the fact that the Advisor is capable of providing, through its other business divisions, significant research and related services to the Funds that an investment advisor to a fund complex of similar size as the Funds might not otherwise be able to provide.

The Trustees discussed the Trust’s multi-manager structure, and the services required by the Trust as a consequence of that structure, as measured against an investment company without multiple Subadvisors. The Trustees also evaluated the nature, extent, and quality of the non-investment advisory and administrative services that were provided to the Funds by the Advisor, such as the supervision of the Funds’ third-party service providers. The Trustees considered the scope and substance of the Advisor’s regulatory and compliance policies, procedures, and systems. The Trustees evaluated the Advisor’s capabilities in providing the administrative and compliance services needed to support management of the Funds, and the information that regularly had been provided by the Trust’s Chief Compliance Officer (the “CCO”) to the Trustees at prior Board meetings. The Trustees also considered the Advisor’s willingness both to add personnel and to replace existing personnel, as the Funds have grown, in order to ensure that appropriate staffing levels were maintained.

Based on their consideration and review of the foregoing information, the members of the Board determined that the Funds benefited from the nature, extent, and high quality of these services, as well as the Advisor’s ability to continue to provide these services based on the Advisor’s experience, operations, and resources and concluded that they supported the continuation of the Investment Management Agreement with the Advisor.

(b)  The costs of the services provided and the profits realized by the Advisor and its affiliates from the Advisor’s relationship with the Funds.  The Trustees compared each Fund’s contractual management fee and expense ratio to other investment companies considered to be in the Fund’s respective peer group (as identified by Broadridge in its Report), and noted each Fund’s rankings. The Trustees observed that the Advisor did not manage other registered investment companies and, therefore, the Advisor could not provide information regarding the Advisor’s fees for such activities.

The Trustees discussed the entrepreneurial risk undertaken by the Advisor in creating and operating the Trust and the Funds, recalling the costs of organizing and operating the Funds, and the significant economic impact that these activities had on the profitability of the Advisor over the prior years, as well as the potential effect it would have on the Advisor in connection with its continuing to serve as the investment advisor to each Fund. The Trustees considered that the Advisor had only become profitable in the last few years with respect to the services it provides in connection with the operations of the Funds. The Trustees also discussed the Advisor’s ongoing costs in operating the Funds and the costs of compensating the Subadvisors, as well as the Advisor’s initiative to negotiate reduced fee schedules for certain of the Subadvisors, which results in a benefit to the Advisor, and the Advisor’s willingness to retain replacement Subadvisors that may charge higher subadvisory fees than the firm being replaced, which can negatively impact the overall level of profitability of the Advisor.

The Trustees also considered the other relationships that the Advisor and its affiliates have with the Trust, and any ancillary benefits realized by the Advisor and its affiliates from the Advisor’s relationship with each Fund, as discussed in the materials on this subject that were provided to the Board, as well as in the comments of the Advisor’s personnel at the June Meeting. The Trustees recognized that because of the Trust’s multi-manager structure, the Advisor did not place portfolio transactions on behalf of the Funds, and, thus, the Advisor did not receive proprietary research from broker-dealers that executed the Funds’ portfolio transactions. In addition, the Trustees noted that the Advisor, as a policy, did not receive any services paid for by Fund soft dollar commissions.

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2016 (Unaudited)

As such, the members of the Board took note of the fact that the Advisor did not derive any benefits from any Fund portfolio transactions, which benefits were enjoyed by certain Subadvisors, and in the case of other registered investment companies, by their investment managers.

The Trustees noted that the Advisor, by managing the Funds, may benefit (along with its affiliates) to the extent that potential investors view the Advisor and its affiliates as providing a diverse array of investment products, and managing different asset classes, which were available through multiple investment vehicles. The Trustees also noted that the Advisor served as the Trust’s internal administrator, and the Advisor will be entitled to receive compensation from the Class S, Class Y-1, and Class Y-2 shares of the Funds for acting in that capacity (although no compensation had been paid to date). The Trustees also considered that, in return for this compensation, the Advisor was responsible for, among other things, attending to shareholder correspondence, assisting with the purchase and redemption of shares, and preparing and distributing documents for shareholder use. As such, the Trustees concluded that the benefits that accrued to the Advisor and its affiliates by virtue of their relationships to the Funds were reasonable and fair in comparison with the costs of providing the relevant services.

(c)  The extent to which economies of scale were realized as each Fund grew, and whether fee levels reflected these economies of scale for the benefit of Fund shareholders.  The Trustees took into consideration the fact that the Adviser had agreed to implement a new breakpoint threshold for each Fund at the level of $1 billion in assets, which is in addition to the existing initial breakpoint at $750 million in assets, so that the Funds may obtain additional economies of scale upon reaching $1 billion in assets without compromising the quality of services.

(d) The investment performance of the Funds and the Advisor.  The Trustees considered the overall investment performance of the Funds, and evaluated Fund performance in the context of the Trust’s multi-manager structure, and the unique considerations that this structure requires. The Trustees considered whether the Funds operated within their investment objectives and styles, and considered each Fund’s record of compliance with its investment restrictions. The Trustees also considered that the Advisor continues to be proactive in seeking to replace and/or add Subadvisors, to reallocate assets among Subadvisors, and to implement new investment Subadvisor strategies, with a view to improving Fund performance over the long term.

While consideration was given to the Advisor’s performance reports and discussions at prior Board meetings, particular attention was given to the Broadridge Report prepared specifically for the June Meeting. In reviewing the performance of the Funds, the Trustees considered the performance of each respective Fund as compared to its applicable performance universe for the ten-year measurement period or the since inception period for those Funds that did not have ten years of performance, noting that the performance of the Large Cap Growth Fund fell within the third quintile, the Large Cap Value Fund’s performance fell within the fourth quintile, the performance of the Small/Mid Cap Growth Fund fell within the third quintile, the performance of the Small/Mid Cap Value Fund fell within the fourth quintile, the performance of the Non-US Core Equity Fund fell within the third quintile, the performance of the Emerging Markets Fund fell within the third quintile, the Global Low Volatility Fund’s performance fell within the second quintile, the Core Fixed Fund’s performance fell within the second quintile, and the Opportunistic Fixed Fund’s performance fell within the fifth quintile of their respective performance universes for these periods. The Trustees also recalled the Advisor’s expectations for the acceptable performance of each Fund with respect to a range of quintiles. The Trustees also discussed the supplemental performance information presented for the Large Cap Fund and Small/Mid Cap Fund showing performance results for each of these Funds as compared to other funds using the types of “core equity” strategies that were to be implemented by these Funds upon the completion of the Reorganization Transactions.

In the case of the Large Cap Growth Fund, the Trustees noted that the Fund’s performance for the one-, two-, three-, four-, five- and ten-year measurement periods placed it in the fifth, fifth, fourth, fourth, fourth, and third quintiles, respectively, of its peer universe. The Trustees also considered that the Large Cap Growth Fund’s performance for each of the six measurement periods placed the Fund’s performance in the fourth, fourth, fifth, fifth, fifth and fourth quintiles, respectively, of its peer group.

In the case of the Large Cap Value Fund, the Trustees noted that the Fund’s performance for the one-, two-, three-, four-, five- and ten-year measurement periods placed it in the fifth, fourth, second, first, first and fourth quintiles,

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2016 (Unaudited)

respectively, of its peer universe. The Trustees also considered that the Large Cap Value Fund’s performance for the one-, two-, three-, four- and five-year measurement periods placed the Fund’s performance in the fifth, fourth, first, first and first quintiles, respectively, of its peer group. The Trustees also took into consideration that the Fund was to be reorganized effective as of June 24, 2016 in connection with the Large Cap Reorganization.

In the case of the Small/Mid Cap Growth Fund, the Trustees noted that the Fund’s performance for the one-, two-, three-, four-, five- and ten-year measurement periods placed it in the third quintile for all six measurement periods of its peer universe. The Trustees also considered that the Small/Mid Cap Growth Fund’s performance for each of the six measurement periods placed the Fund’s performance in the third quintile for each of the measurement periods of its peer group except for the three-year period where it fell within the fourth quintile.

In the case of the Small/Mid Cap Value Fund, the Trustees noted that the Fund’s performance for the one-, two-, three-, four-, five- and ten-year measurement periods placed it in the second, third, third, third, third and fourth measurement periods of its peer universe. The Trustees also considered that the Small/Mid Cap Value Fund’s performance for each of the measurement periods placed the Fund’s performance in the third quintile of its peer group for each of the measurement periods except for the ten-year period. The Trustees also took into consideration that the Fund was to be reorganized effective as of June 24, 2016 in connection with the Small/Mid Cap Reorganization.

In the case of the Non-US Core Equity Fund, the Trustees noted that the Fund’s performance for the one-, two-, three-, four-, five- and since inception measurement periods placed it in the first quintile for each measurement period of its peer universe except for the since inception period where it fell within the third quintile. The Trustees also considered that the Non-US Core Equity Fund’s performance for each of the six measurement periods placed the Fund’s performance in the second, second, first, first, first and third quintiles, respectively, of its peer group.

In the case of the Emerging Markets Fund, the Trustees took note of the fact that the Fund commenced operations in May of 2012. It was noted that the Fund’s performance for the one-, two-, three- and since inception measurement periods placed it in the third quintile for each measurement period of its peer universe. The Trustees also considered that the Emerging Markets Fund’s performance for each of the four measurement periods placed the Fund’s performance in the third quintile for each measurement period of its peer group.

In the case of the Global Low Volatility Fund, the Trustees took note of the fact that the Fund commenced operations in November of 2012. It was noted that performance fell within the first quintile for the one-, two- and three year measurement periods and within the second quintile for the since inception measurement period of its peer universe. The Trustees also considered that the Global Low Volatility Fund’s performance for the one-year period was in the first quintile of its peer group and was in the third quintile for the two-year period for its peer group.

In the case of the Core Fixed Fund, the Trustees noted that the Fund’s performance for the one-, two-, three-, four-, five- and ten-year measurement periods placed it in the third, second, second, first, first and second quintiles, respectively, of its peer universe. The Trustees also considered that the Core Fixed Fund’s performance for each of the six measurement periods placed the Fund’s performance in the fourth, third, second, first, first, and fourth quintiles, respectively, of its peer group.

In the case of the Opportunistic Fixed Fund, the Trustees took note of the fact that the Fund had commenced operations in August of 2013. It was noted that the Fund’s performance for the one-year, two-year and since inception measurement periods placed it in the fifth quintile of its peer universe for each measurement period. The Trustees also considered that the Opportunistic Fixed Fund’s performance for each of the three measurement periods placed its performance in the fifth quintile of its peer group for each measurement period. In connection with their consideration of the performance results for the Opportunistic Fixed Fund, the Trustees further took into consideration the Advisor’s explanation that the Fund’s performance was not likely to compare favorably with its selected benchmark index because the Fund had been established by the Advisor with a specific investment purpose that was not likely to be correlated to the investment performance of its benchmark index, and that the Fund had been successful in achieving its intended performance results consistent with the Advisor’s objective for the Fund.

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2016 (Unaudited)

On this basis, the Trustees concluded that the Advisor’s performance in managing each Fund indicated that the Advisor’s continued management will benefit each Fund and its shareholders.

Conclusion.  Following further consideration of the foregoing factors, it was reported that no single factor was determinative to the decisions of the Trustees. Based on these factors, and such other matters as were deemed relevant, the Trustees concluded that the management fee rates of the Funds continued to be supported by the services provided by the Advisor to the Funds, as well as the costs that were incurred and benefits that were gained by the Advisor in providing such services. It was noted that the Trustees had taken into consideration the fees charged by the investment advisors to the investment companies included in the Funds’ peer groups as presented in the Broadridge Report. As a result, the Board, including all of the Independent Trustees, concluded that the approval of the Investment Management Agreement was in the best interests of the Funds and their shareholders, and they approved the renewal of the Investment Management Agreement.

Mercer US Large Cap Equity Fund

(formerly Mercer US Large Cap Growth Equity Fund)

Mercer US Small/Mid Cap Equity Fund

(formerly Mercer US Small/Mid Cap Growth Equity Fund)

Mercer US Small/Mid Cap Value Equity Fund

Mercer Non-US Core Equity Fund

Mercer Emerging Markets Equity Fund

Mercer Global Low Volatility Equity Fund

Mercer Core Fixed Income Fund

Mercer Opportunistic Fixed Income Fund

Renewal of the Subadvisory Agreements for the Funds

At the June Meeting, the Board, including the Independent Trustees, also considered and approved the continuation of the subadvisory agreements (collectively, the “Subadvisory Agreements”) entered into by the Advisor and the following Subadvisors for the Funds: Brandywine Global Investment Management, LLC, Columbia Management Investment Advisers, LLC, HS Management Partners, LLC, O’Shaughnessy Asset Management, LLC, and Parametric Portfolio Associates LLC (in the case of the Large Cap Fund, formerly the Large Cap Growth Fund); NWQ Investment Management Company, LLC, Westfield Capital Management Company and Parametric Portfolio Associates LLC (in the case of the Small/Mid Cap Fund, formerly the Small/Mid Cap Growth Fund); American Century Investment Management, Inc., Arrowstreet Capital, Limited Partnership, Massachusetts Financial Services Company and Parametric Portfolio Associates LLC (in the case of the Non-US Core Equity Fund); AQR Capital Management, LLC, Investec Asset Management Ltd., Kleinwort Benson Investors International Ltd. and Parametric Portfolio Associates LLC (in the case of the Emerging Markets Fund); Acadian Asset Management LLC, MFG Asset Management, Martingale Asset Management, L.P. and Parametric Portfolio Associates LLC (in the case of the Global Low Volatility Fund); Income Research & Management and Prudential Investment Management, Inc. (in the case of the Core Fixed Fund) and Franklin Advisers, Inc. and Investec Asset Management Ltd. (in the case of the Opportunistic Fixed Fund) (each a “Subadvisor,” and together, the “Subadvisors”).

In considering the renewal of the Subadvisory Agreements, the Trustees considered the information and materials from the Advisor and counsel that included, as to each Subadvisor whose Subadvisory Agreement was being considered and each Fund: (i) the Subadvisory Agreement between the Advisor and the Subadvisor; (ii) information regarding the review and due diligence process by which the Advisor selected, monitored, and evaluated the Subadvisor, and recommended the Subadvisor for Board approval; (iii) information describing the nature, extent, and quality of the services that the Subadvisor provided to the respective Fund, and the fees that the Subadvisor charged the Advisor for these services; (iv) information regarding the Subadvisor’s business and operations, financial condition, portfolio management team, and compliance program; (v) the Subadvisor’s brokerage and trading policies and practices; (vi) the Subadvisor’s performance in managing its allocated portion of the Fund’s investment portfolio; (vii) the Subadvisor’s historical performance returns managing a similar investment mandate, and a comparison of the performance returns to a relevant index; and (viii) the Advisor’s detailed monitoring and reporting of Subadvisor performance on qualitative and quantitative factors.

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2016 (Unaudited)

In addition, the Trustees considered presentations made by, and discussions held with, representatives of the Advisor and representatives of the Subadvisors at the June Meeting and throughout the course of the year at regularly scheduled Board meetings. During their review of this information, the Trustees also considered the Subadvisors’ answers and responses to applicable information requests contained in their 15(c) Information Request Letters. The Trustees considered and analyzed the factors that the Board deemed relevant with respect to each Subadvisor, including: the nature, extent, and quality of the services that were provided to the applicable Fund by the Subadvisor; the Subadvisor’s investment management style and investment decision-making process; the Subadvisor’s historical performance record managing its allocated portion of the Fund’s portfolio, as well as pooled investment products similar to the applicable Fund; the qualifications and experience of the employees at the Subadvisor who were responsible for the day-to-day management of the allocated portion of the Fund; and the Subadvisor’s staffing levels and overall resources. The Trustees also took into consideration the nature and extent of the oversight duties performed by the Advisor in connection with each of the Subadvisors, which includes extensive management and compliance due diligence with respect to the management and operations of each of the Subadvisors.

In particular, and as to each Fund and to each Subadvisor, the Board, including the Independent Trustees, considered the following factors:

(a)  The nature, extent, and quality of the advisory services that were provided by the Subadvisors.  The Trustees reviewed the nature, extent, and quality of the advisory services that each Subadvisor had provided to the applicable Fund. The Trustees considered the Advisor’s active role as a manager of managers, which included, among other items, monitoring and evaluating the performance of the Subadvisors, recommending that Subadvisors that have not performed as expected either be replaced or their allocated portion of the Fund’s portfolio be reduced, and negotiating fee arrangements that may permit the Funds to realize economies of scale without compromising the quality of services. The Trustees discussed the specific investment management process that was employed by each Subadvisor in managing the assets that were allocated to the Subadvisor (which had been discussed with each Subadvisor previously); the qualifications, experience, and capabilities of the Subadvisor’s management and other personnel responsible for the portfolio management of the allocated portion of the applicable Fund; the financial position of the Subadvisor; the quality of the Subadvisor’s regulatory and legal compliance policies and procedures; and the Subadvisor’s brokerage practices. The Trustees considered each Subadvisor’s infrastructure and whether it continued to support the Subadvisor’s investment strategy adequately. The Trustees also discussed the Advisor’s review, selection, and due diligence process with respect to each Subadvisor, and the Advisor’s favorable assessment as to the nature, extent, and quality of the subadvisory services that were provided by the Subadvisor. The Trustees determined that each Fund would continue to benefit from the quality and experience of the portfolio managers of each Fund’s Subadvisors.

Based on their consideration and review of the foregoing information, the Trustees concluded that the nature, extent, and quality of the subadvisory services that were provided by each Subadvisor, as well as each Subadvisor’s ability to continue to provide these services based on its experience, operations, and resources, were adequate and appropriate, and had benefited, and will continue to benefit, the applicable Fund and its shareholders. The Trustees concluded that these factors supported the continuation of the Subadvisory Agreements with the Subadvisors.

(b)  The costs of the services provided and the profits realized by the Subadvisor and its affiliates from the Subadvisor’s relationship with the Funds.  The Trustees considered the review, selection, and due diligence process employed by the Advisor in deciding to recommend each Subadvisor as a Subadvisor to the respective Fund. The Trustees took account of the Advisor’s reasons for concluding that the compensation payable to each Subadvisor for its services to the Fund were fair and reasonable, in light of the nature and quality of the services furnished to the Fund, and the Advisor’s recommendation at the June Meeting that the Subadvisors be continued, particularly in light of the fact that the Subadvisors’ fees were paid by the Advisor and not by the Funds (or their shareholders), and, thus, payments to the Subadvisors detracted from the Advisor’s profitability.

The Trustees recognized that, because the subadvisory fees would be paid by the Advisor, and not the Funds, an analysis of economies of scale and profitability was more appropriate in the context of their consideration of the

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2016 (Unaudited)

Management Agreement with the Advisor. In addition, since the fees paid by the Advisor to each Subadvisor were the result of arm’s-length bargaining between unaffiliated parties, and given the Advisor’s economic incentive to negotiate reasonable fees with the Subadvisors, the consideration of each Subadvisor’s profitability was not considered relevant to the Trustees’ deliberations. The Trustees took into account the Advisor’s ongoing monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure, the Advisor’s assessment that the subadvisory fee rates charged by each Subadvisor reflected a reasonable fee arrangement, and the Advisor’s continued initiative to implement reduced subadvisory fee schedules with the Subadvisors which results in a benefit to the Advisor. The Trustees noted that the subadvisory fees were paid by the Advisor to each Subadvisor and were not additional fees to be borne by the Funds or their shareholders. The Trustees also considered the information supplied by each Subadvisor, in its 15(c) questionnaire, that presented data regarding fees charged to other clients of the Subadvisor. Based on their discussion, the Trustees concluded that, in light of the quality and extent of the services that were provided, the fees paid to each Subadvisor with respect to the Fund assets that were allocated to the Subadvisor appeared to be within a reasonable range in relation to the services to be provided by each Subadvisor.

(c)  Ancillary Benefits.  The Trustees considered whether there were any ancillary benefits that may accrue to the Subadvisors as a result of their relationships with the Funds. The Trustees concluded that certain Subadvisors may direct Fund brokerage transactions to certain brokers to obtain research and other services. However, the Trustees noted that the Subadvisors were required to select brokers who met the Funds’ requirements for seeking best execution, and that the Advisor monitored and evaluated the Subadvisors’ trade execution with respect to Fund brokerage transactions on a quarterly basis and provided reports to the Board on these matters. The Trustees concluded that the benefits accruing to the Subadvisors by virtue of their relationships with the Funds were reasonable based upon the level and quality of services provided.

(d)  The extent to which economies of scale were realized as each Fund grew, and whether fee levels reflected these economies of scale for the benefit of Fund shareholders.  The Trustees next discussed economies of scale. The Trustees considered each Subadvisor’s fee schedule for providing services to the applicable Fund, and noted that several of the Subadvisory Agreements included breakpoints that would reduce the Subadvisor’s fees as assets in the applicable Fund increased. It was noted that the benefit of breakpoints would go to the Advisor, and not to the Funds, and would be reflected in the Advisor’s profitability, which had been reviewed by the Trustees.

(e)  The investment performance of the Funds and the Subadvisors.  The Trustees considered whether each Subadvisor operated within the applicable Fund’s investment objective and style, and considered each Subadvisor’s record of compliance with the Fund’s relevant investment restrictions. The Trustees also considered the Advisor’s conclusions, and the reasons supporting the Advisor’s conclusions, that the performance record of each Subadvisor supported the approval of its Subadvisory Agreement.

Conclusion.  Following full consideration of the foregoing factors, it was reported that no single factor was determinative to the decisions of the Trustees. Based on these factors, along with the determination of the Advisor at the conclusion of its review and due diligence process and such other matters as were deemed relevant, the Trustees concluded that the fee rate for each Subadvisor continued to be supported by the services that were provided by each of the Subadvisors to the Funds. As a result, the Board, including all of the Independent Trustees, concluded that the approval of the Subadvisory Agreements was in the best interests of the Funds and their shareholders, and approved the renewal of each of the Subadvisory Agreements.

Mercer Emerging Markets Fund

Approval of New Subadvisory Agreements for the Fund

At the June Meeting, the Trustees, including the Independent Trustees, also considered and approved proposed new subadvisory agreements between the Advisor and three new Subadvisors on behalf of the Emerging Markets Fund (the “Fund”), consisting of Copper Rock Capital Partners LLC (“Copper Rock”), Mondrian Investment Partners Limited (“Mondrian”) and William Blair Investment Management, LLC (“William Blair”). The Board was informed by the Advisor that the proposed new Subadvisors were being recommended to replace a prior Subadvisor

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2016 (Unaudited)

to the Fund that had previously been terminated by the Advisor, and the Advisor had presented the Board with a recommendation to retain each of the proposed new Subadvisors based upon the Advisor’s determination that each of these Subadvisors was qualified to serve as a new Subadvisor to the Fund, based upon the Advisor’s analysis of each of the firms.

In addition, also at the June Meeting, the Trustees, including the Independent Trustees, considered and approved a proposed new subadvisory agreement between the Advisor and Kleinwort Benson Investors International Ltd. (“KBI”), one of the Subadvisors to the Fund (the “New KBI Subadvisory Agreement”), due to a change in the ownership of KBI. The Board was informed by the Advisor that because of the change in the ownership of KBI, the prior subadvisory agreement that was in effect between the Advisor and KBI (the “Prior KBI Subadvisory Agreement”) was assigned for purposes of the 1940 Act. Because the assignment caused the automatic termination of the Prior KBI Subadvisory Agreement, the Board at the June Meeting approved the New KBI Subadvisory Agreement between the Advisor, on behalf of the Fund, and KBI. The New KBI Subadvisory Agreement, which became effective as of August 31, 2016, is essentially identical to the Prior KBI Subadvisory Agreement in all material respects. Prior to August 31, 2016, KBI was a subsidiary of BHF Kleinwort Benson Group SA (“BHFKB”). Effective as of August 31, 2016, a controlling interest in KBI was acquired by Amundi Asset Management, resulting in a change in control event for KBI (the “KBI Transaction”). The Advisor had informed the Board that they were of the view that the KBI Transaction was not expected to cause any change in the level or quality of services provided to the Fund by KBI. Previously, effective as of January 13, 2016, a controlling interest in BHFKB had been acquired by Oddo & Cie (“Oddo”), a French investment banking and capital management firm. Effective January 26, 2016, a controlling interest in BHFKB also had been acquired by Fosun International (“Fosun”). These acquisitions resulted in two separate change of control events for KBI (the “January Acquisitions”). As a result of these prior change of control events for KBI, the Board approved an interim KBI Subadvisory Agreement (the “Interim KBI Subadvisory Agreement”) at a meeting held on January 28, 2016, and the Board replaced the Interim KBI Subadvisory Agreement with the Prior KBI Subadvisory Agreement, approved at a Board meeting held on March 17-18, 2016.

Approval of a New Subadvisory Agreement with Copper Rock (the “Copper Rock Subadvisory Agreement”)

In considering the approval of the Copper Rock Subadvisory Agreement, the Trustees considered the information and materials from the Advisor, Copper Rock and counsel that included, as to Copper Rock and the Fund: (i) the Copper Rock Subadvisory Agreement; (ii) information regarding the process by which the Advisor had reviewed, selected, and recommended Copper Rock for the Board’s approval, and the Advisor’s rationale for recommending that Copper Rock be appointed as a Subadvisor to the Fund; (iii) the nature, extent, and quality of the services that Copper Rock proposed to provide to the Fund; (iv) the investment management business, portfolio management personnel, operations, prior investment experience, and reputation of Copper Rock; (v) Copper Rock’s brokerage and trading policies and practices; (vi) the level of subadvisory fees to be charged by Copper Rock for its services to the Fund, and a comparison of those fees to other accounts that Copper Rock manages; (vii) a summary of Copper Rock’s compliance program; (viii) information regarding Copper Rock’s historical performance returns managing an investment mandate similar to the Fund’s investment mandate, and a comparison of such performance to a relevant index; and (ix) the financial condition of Copper Rock. In addition, the Trustees considered presentations made by, and discussions held with, representatives of the Advisor and the Advisor’s favorable assessment of the nature, extent and quality of the subadvisory services expected to be provided to the Fund by Copper Rock.

The Trustees considered and analyzed factors that they deemed relevant with respect to Copper Rock, including: the nature, extent, and quality of the services to be provided to the Fund by Copper Rock; Copper Rock’s management style and investment decision-making process; Copper Rock’s historical performance record managing investment products similar to the Fund; the qualifications and experience of the members of Copper Rock’s portfolio management team; and Copper Rock’s staffing levels and overall resources. The Trustees also took into consideration the nature and extent of the oversight duties performed by the Advisor in connection with each of the Subadvisors, which includes extensive management and compliance due diligence with respect to the management and operations of each of the Subadvisors. Additionally the Independent Trustees received assistance and advice

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2016 (Unaudited)

regarding legal and industry standards in connection with their duties and responsibilities when approving investment advisory agreements and reviewed materials supplied by their independent legal counsel.

In particular, and as to Copper Rock, the Board, including the Independent Trustees, considered the following factors:

(a)  The nature, extent, and quality of the services to be provided by Copper Rock.  The Trustees reviewed the nature, extent, and quality of the services to be provided by Copper Rock to the Fund. The Trustees discussed the specific investment management process that Copper Rock indicated that it will employ to manage its allocated portion of the Fund’s investment portfolio (which was described in detail in the materials provided by Copper Rock), the qualifications of Copper Rock’s portfolio managers and investment management personnel with regard to implementing the investment mandate relating to the allocated portion of the Fund’s investment portfolio that Copper Rock would be managing, and the performance record of Copper Rock as compared to a relevant benchmark. The Trustees considered Copper Rock’s infrastructure and resources, and whether Copper Rock’s organization appeared to support Copper Rock’s strategy adequately. The Trustees also discussed the Advisor’s review, selection, and due diligence process with respect to Copper Rock, and the Advisor’s favorable assessment as to the nature, extent, and quality of the subadvisory services expected to be provided to the Fund by Copper Rock. The Trustees determined that the Fund and its shareholders would benefit from the quality and experience of Copper Rock’s portfolio managers and the qualifications of its investment professionals. Based on their consideration and review of the foregoing information, the Trustees concluded that the nature, extent and quality of the subadvisory services anticipated to be provided by Copper Rock, as well as Copper Rock’s ability to render such services based on Copper Rock’s experience, operations and resources, were appropriate for the Fund, in light of the Fund’s investment objective, and the mandate relating to the allocated portion of the Fund’s investment portfolio that Copper Rock would manage.

(b)  Comparison of the services to be rendered and fees to be paid to Copper Rock under other advisory and subadvisory contracts, such as those with other clients.  The Trustees discussed the services that would be rendered by Copper Rock and evaluated the compensation to be paid to Copper Rock by the Advisor for those services. The Trustees noted that the services that Copper Rock would furnish to the Fund appeared to be comparable to the services that Copper Rock currently provides to its other advisory and subadvisory clients having similar investment strategies. The Trustees also considered comparisons of the fees that will be paid to Copper Rock by the Advisor in light of the fees that are charged by Copper Rock to its other advisory clients, as disclosed in Copper Rock’s Form ADV, Part 2A (Firm Brochure) and in its 15(c) Questionnaire responses, including commingled and separate accounts. The Trustees also considered that the fees agreed to by Copper Rock were the result of an arm’s length bargain negotiated by unaffiliated parties.

The Trustees considered the review, selection, and due diligence process employed by the Advisor, in determining to recommend Copper Rock to serve as a Subadvisor to the Fund, and the Advisor’s reasons for concluding that the subadvisory fees to be paid by the Advisor to Copper Rock for its services to the Fund were reasonable. The Trustees emphasized in their discussions that the subadvisory fees of Copper Rock would be paid by the Advisor, and were not additional fees to be borne by the Fund or its shareholders. Based on their discussion, the Trustees concluded that, in light of the nature, extent, and quality of the services to be provided, the proposed level of fees to be paid to Copper Rock with respect to the assets of the Fund to be allocated to Copper Rock was supported by the services that were expected to be provided by Copper Rock to the Fund. The Trustees also considered the potential “fallout” or ancillary benefits that may accrue to Copper Rock from its relationship with the Fund and concluded that they were reasonable.

The Trustees recognized that, because the subadvisory fees would be paid by the Advisor, and not the Fund, an analysis of economies of scale and profitability was more appropriate in the context of the Board’s consideration of the Management Agreement with the Advisor. In addition, since the fees to be paid to Copper Rock were the result of arm’s-length bargaining between unaffiliated parties, and given the Advisor’s economic incentive to negotiate a reasonable fee, the potential profitability of Copper Rock was not considered relevant to the Trustees’ deliberations. The Trustees took note of the Advisor’s explanation that the recommended appointment of Copper Rock was not

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2016 (Unaudited)

affected by the impact that the appointment would have on the Advisor’s revenues and profitability, and recalled that the Advisor had demonstrated that the appointment of Copper Rock may result in reduced profitability for the Advisor as a result of increased subadvisory fees that will be paid out of the Advisor’s resources, which had been reported to and reviewed by the Independent Trustees. On the basis of these considerations, the Board concluded that, in light of the nature, extent and quality of the services expected to be provided by Copper Rock and the proposed fees to be paid to Copper Rock by the Advisor for managing its allocated portion of the Fund, the potential benefits accruing to Copper Rock as a result of serving as a Subadvisor to the Fund were reasonable in relation to the services that were expected to be provided by Copper Rock to the Fund.

(c)  Investment performance of the Fund and Copper Rock.  Because Copper Rock was a newly proposed Subadvisor to the Fund, the Trustees could not consider Copper Rock’s investment performance in managing the Fund as a factor in evaluating the Copper Rock Subadvisory Agreement. However, the Trustees reviewed Copper Rock’s historical investment performance record in subadvising other investment companies and accounts that were comparable to the Fund. The Trustees also compared the historical investment performance of Copper Rock to a relevant benchmark index and concluded that Copper Rock’s historical performance record, viewed together with the other factors considered by the Trustees, supported a decision to approve the Copper Rock Subadvisory Agreement.

Conclusion.  Following consideration of the foregoing factors, it was reported that no single factor was determinative to the Trustees’ decisions. Based on these factors, along with the determination of the Advisor at the conclusion of its review, selection, and due diligence process to recommend Copper Rock to serve as a new Subadvisor to the Fund, and such other matters as were deemed relevant, the Trustees concluded that the proposed fee rate for Copper Rock was supported by the services that were expected to be provided to the Fund. As a result, the Trustees concluded that the approval of the Copper Rock Subadvisory Agreement was in the best interests of the Fund and its shareholders and approved the Copper Rock Subadvisory Agreement.

Approval of a New Subadvisory Agreement with Mondrian (the “Mondrian Subadvisory Agreement”)

In considering the approval of the Mondrian Subadvisory Agreement, the Trustees considered the information and materials from the Advisor, Mondrian and counsel that included, as to Mondrian and the Fund: (i) the Mondrian Subadvisory Agreement; (ii) information regarding the process by which the Advisor had reviewed, selected, and recommended Mondrian for the Board’s approval, and the Advisor’s rationale for recommending that Mondrian be appointed as a Subadvisor to the Fund; (iii) the nature, extent, and quality of the services that Mondrian proposed to provide to the Fund; (iv) the investment management business, portfolio management personnel, operations, prior investment experience, and reputation of Mondrian; (v) Mondrian’s brokerage and trading policies and practices; (vi) the level of subadvisory fees to be charged by Mondrian for its services to the Fund, and a comparison of those fees to other accounts that Mondrian manages; (vii) a summary of Mondrian’s compliance program; (viii) information regarding Mondrian’s historical performance returns managing an investment mandate similar to the Fund’s investment mandate, and a comparison of such performance to a relevant index; and (ix) the financial condition of Mondrian. In addition, the Trustees considered presentations made by, and discussions held with, representatives of the Advisor and the Advisor’s favorable assessment of the nature, extent and quality of the subadvisory services expected to be provided to the Fund by Mondrian.

The Trustees considered and analyzed factors that they deemed relevant with respect to Mondrian, including: the nature, extent, and quality of the services to be provided to the Fund by Mondrian; Mondrian’s management style and investment decision-making process; Mondrian’s historical performance record managing investment products similar to the Fund; the qualifications and experience of the members of Mondrian’s portfolio management team; and Mondrian’s staffing levels and overall resources. The Trustees also took into consideration the nature and extent of the oversight duties performed by the Advisor in connection with each of the Subadvisors, which includes extensive management and compliance due diligence with respect to the management and operations of each of the Subadvisors. Additionally the Independent Trustees received assistance and advice regarding legal and industry standards in connection with their duties and responsibilities when approving investment advisory agreements and reviewed materials supplied by their independent legal counsel.

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2016 (Unaudited)

In particular, and as to Mondrian, the Board, including the Independent Trustees, considered the following factors:

(a)  The nature, extent, and quality of the services to be provided by Mondrian.  The Trustees reviewed the nature, extent, and quality of the services to be provided by Mondrian to the Fund. The Trustees discussed the specific investment management process that Mondrian indicated that it will employ to manage its allocated portion of the Fund’s investment portfolio (which was described in detail in the materials provided by Mondrian), the qualifications of Mondrian’s portfolio managers and investment management personnel with regard to implementing the investment mandate relating to the allocated portion of the Fund’s investment portfolio that Mondrian would be managing, and the performance record of Mondrian as compared to a relevant benchmark. The Trustees considered Mondrian’s infrastructure and resources, and whether Mondrian’s organization appeared to support Mondrian’s strategy adequately. The Trustees also discussed the Advisor’s review, selection, and due diligence process with respect to Mondrian, and the Advisor’s favorable assessment as to the nature, extent, and quality of the subadvisory services expected to be provided to the Fund by Mondrian. The Trustees determined that the Fund and its shareholders would benefit from the quality and experience of Mondrian’s portfolio managers and the qualifications of its investment professionals. Based on their consideration and review of the foregoing information, the Trustees concluded that the nature, extent and quality of the subadvisory services anticipated to be provided by Mondrian, as well as Mondrian’s ability to render such services based on Mondrian’s experience, operations and resources, were appropriate for the Fund, in light of the Fund’s investment objective, and the mandate relating to the allocated portion of the Fund’s investment portfolio that Mondrian would manage.

(b)  Comparison of the services to be rendered and fees to be paid to Mondrian under other advisory and subadvisory contracts, such as those with other clients.  The Trustees discussed the services that would be rendered by Mondrian and evaluated the compensation to be paid to Mondrian by the Advisor for those services. The Trustees noted that the services that Mondrian would furnish to the Fund appeared to be comparable to the services that Mondrian currently provides to its other advisory and subadvisory clients having similar investment strategies. The Trustees also considered comparisons of the fees that to be paid to Mondrian by the Advisor in light of the fees that are charged by Mondrian to its other advisory clients, as disclosed in Mondrian’s Form ADV, Part 2A (Firm Brochure) and in its 15(c) Questionnaire responses, including commingled and separate accounts. The Trustees also considered that the fees agreed to by Mondrian were the result of an arm’s length bargain negotiated by unaffiliated parties. The Trustees also noted that, while Mondrian’s fee schedule did include breakpoints, the benefit of the breakpoints would go to the Advisor, and not to the Fund, and would be reflected in the Advisor’s profitability, which had been reviewed by the Trustees.

The Trustees considered the review, selection, and due diligence process employed by the Advisor, in determining to recommend Mondrian to serve as a Subadvisor to the Fund, and the Advisor’s reasons for concluding that the subadvisory fees to be paid by the Advisor to Mondrian for its services to the Fund were reasonable. The Trustees emphasized in their discussions that the subadvisory fees of Mondrian would be paid by the Advisor, and were not additional fees to be borne by the Fund or its shareholders. Based on their discussion, the Trustees concluded that, in light of the nature, extent, and quality of the services to be provided, the proposed level of fees to be paid to Mondrian with respect to the assets of the Fund to be allocated to Mondrian was supported by the services that were expected to be provided by Mondrian to the Fund. The Trustees also considered the potential “fallout” or ancillary benefits that may accrue to Mondrian from its relationship with the Fund and concluded that they were reasonable.

The Trustees recognized that, because the subadvisory fees would be paid by the Advisor, and not the Fund, an analysis of economies of scale and profitability was more appropriate in the context of the Board’s consideration of the Management Agreement with the Advisor. In addition, since the fees to be paid to Mondrian were the result of arm’s-length bargaining between unaffiliated parties, and given the Advisor’s economic incentive to negotiate a reasonable fee, the potential profitability of Mondrian was not considered relevant to the Trustees’ deliberations. The Trustees took note of the Advisor’s explanation that the recommended appointment of Mondrian was not affected by the impact that the appointment would have on the Advisor’s revenues and profitability, and recalled that the Advisor had demonstrated that the appointment of Mondrian was not expected to result in any change in the level of profitability of the Advisor, which had been reported to and reviewed by the Independent Trustees. On the basis of these considerations, the Board concluded that, in light of the nature, extent and quality of the services

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2016 (Unaudited)

expected to be provided by Mondrian and the proposed fees to be paid to Mondrian by the Advisor for managing its allocated portion of the Fund, the potential benefits accruing to Mondrian as a result of serving as a Subadvisor to the Fund were reasonable in relation to the services that were expected to be provided by Mondrian to the Fund.

(c)  Investment performance of the Fund and Mondrian.  Because Mondrian was a newly proposed Subadvisor to the Fund, the Trustees could not consider Mondrian’s investment performance in managing the Fund as a factor in evaluating the Mondrian Subadvisory Agreement. However, the Trustees reviewed Mondrian’s historical investment performance record in subadvising other investment companies and accounts that were comparable to the Fund. The Trustees also compared the historical investment performance of Mondrian to a relevant benchmark and concluded that Mondrian’s historical performance record, viewed together with the other factors considered by the Trustees, supported a decision to approve the Mondrian Subadvisory Agreement.

Conclusion.  Following consideration of the foregoing factors, it was reported that no single factor was determinative to the Trustees’ decisions. Based on these factors, along with the determination of the Advisor at the conclusion of its review, selection, and due diligence process to recommend Mondrian to serve as a new Subadvisor to the Fund, and such other matters as were deemed relevant, the Trustees concluded that the proposed fee rate for Mondrian was supported by the services that were expected to be provided to the Fund. As a result, the Trustees concluded that the approval of the Mondrian Subadvisory Agreement was in the best interests of the Fund and its shareholders and approved the Mondrian Subadvisory Agreement.

Approval of a New Subadvisory Agreement with William Blair (the “William Blair Subadvisory Agreement”)

In considering the approval of the William Blair Subadvisory Agreement, the Trustees considered the information and materials from the Advisor, William Blair and counsel that included, as to William Blair and the Fund: (i) the William Blair Subadvisory Agreement; (ii) information regarding the process by which the Advisor had reviewed, selected, and recommended William Blair for the Board’s approval, and the Advisor’s rationale for recommending that William Blair be appointed as a Subadvisor to the Fund; (iii) the nature, extent, and quality of the services that William Blair proposed to provide to the Fund; (iv) the investment management business, portfolio management personnel, operations, prior investment experience, and reputation of William Blair; (v) William Blair’s brokerage and trading policies and practices; (vi) the level of subadvisory fees to be charged by William Blair for its services to the Fund, and a comparison of those fees to other accounts that William Blair manages; (vii) a summary of William Blair’s compliance program; (viii) information regarding William Blair’s historical performance returns managing an investment mandate similar to the Fund’s investment mandate, and a comparison of such performance to a relevant index; and (ix) the financial condition of William Blair. In addition, the Trustees considered presentations made by, and discussions held with, representatives of the Advisor and the Advisor’s favorable assessment of the nature, extent and quality of the subadvisory services expected to be provided to the Fund by William Blair.

The Trustees considered and analyzed factors that they deemed relevant with respect to William Blair, including: the nature, extent, and quality of the services to be provided to the Fund by William Blair; William Blair’s management style and investment decision-making process; William Blair’s historical performance record managing investment products similar to the Fund; the qualifications and experience of the members of William Blair’s portfolio management team; and William Blair’s staffing levels and overall resources. The Trustees also took into consideration the nature and extent of the oversight duties performed by the Advisor in connection with each of the Subadvisors, which includes extensive management and compliance due diligence with respect to the management and operations of each of the Subadvisors. Additionally the Independent Trustees received assistance and advice regarding legal and industry standards in connection with their duties and responsibilities when approving investment advisory agreements and reviewed materials supplied by their independent legal counsel.

In particular, and as to William Blair, the Board, including the Independent Trustees, considered the following factors:

(a)  The nature, extent, and quality of the services to be provided by William Blair.  The Trustees reviewed the nature, extent, and quality of the services to be provided by William Blair to the Fund. The Trustees discussed the

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2016 (Unaudited)

specific investment management process that William Blair indicated that it will employ to manage its allocated portion of the Fund’s investment portfolio (which was described in detail in the materials provided by William Blair), the qualifications of William Blair’s portfolio managers and investment management personnel with regard to implementing the investment mandate relating to the allocated portion of the Fund’s investment portfolio that William Blair would be managing, and the performance record of William Blair as compared to a relevant benchmark. The Trustees considered William Blair’s infrastructure and resources, and whether William Blair’s organization appeared to support William Blair’s strategy adequately. The Trustees also discussed the Advisor’s review, selection, and due diligence process with respect to William Blair, and the Advisor’s favorable assessment as to the nature, extent, and quality of the subadvisory services expected to be provided to the Fund by William Blair. The Trustees determined that the Fund and its shareholders would benefit from the quality and experience of William Blair’s portfolio managers and the qualifications of its investment professionals. Based on their consideration and review of the foregoing information, the Trustees concluded that the nature, extent and quality of the subadvisory services anticipated to be provided by William Blair, as well as William Blair’s ability to render such services based on William Blair’s experience, operations and resources, were appropriate for the Fund, in light of the Fund’s investment objective, and the mandate relating to the allocated portion of the Fund’s investment portfolio that William Blair would manage.

(b)  Comparison of the services to be rendered and fees to be paid to William Blair under other advisory and subadvisory contracts, such as those with other clients.  The Trustees discussed the services that would be rendered by William Blair and evaluated the compensation to be paid to William Blair by the Advisor for those services. The Trustees noted that the services that William Blair would furnish to the Fund appeared to be comparable to the services that William Blair currently provides to its other advisory and subadvisory clients having similar investment strategies. The Trustees also considered comparisons of the fees that to be paid to William Blair by the Advisor in light of the fees that are charged by William Blair to its other advisory clients, as disclosed in William Blair’s Form ADV, Part 2A (Firm Brochure) and in its 15(c) Questionnaire responses, including commingled and separate accounts. The Trustees also considered that the fees agreed to by William Blair were the result of an arm’s length bargain negotiated by unaffiliated parties. The Trustees also noted that, while William Blair’s fee schedule did include breakpoints, the benefit of the breakpoints would go to the Advisor, and not to the Fund, and would be reflected in the Advisor’s profitability, which had been reviewed by the Trustees.

The Trustees considered the review, selection, and due diligence process employed by the Advisor, in determining to recommend William Blair to serve as a Subadvisor to the Fund, and the Advisor’s reasons for concluding that the subadvisory fees to be paid by the Advisor to William Blair for its services to the Fund were reasonable. The Trustees emphasized in their discussions that the subadvisory fees of William Blair would be paid by the Advisor, and were not additional fees to be borne by the Fund or its shareholders. Based on their discussion, the Trustees concluded that, in light of the nature, extent, and quality of the services to be provided, the proposed level of fees to be paid to William Blair with respect to the assets of the Fund to be allocated to William Blair was supported by the services that were expected to be provided by William Blair to the Fund. The Trustees also considered the potential “fallout” or ancillary benefits that may accrue to William Blair from its relationship with the Fund and concluded that they were reasonable.

The Trustees recognized that, because the subadvisory fees would be paid by the Advisor, and not the Fund, an analysis of economies of scale and profitability was more appropriate in the context of the Board’s consideration of the Management Agreement with the Advisor. In addition, since the fees to be paid to William Blair were the result of arm’s-length bargaining between unaffiliated parties, and given the Advisor’s economic incentive to negotiate a reasonable fee, the potential profitability of William Blair was not considered relevant to the Trustees’ deliberations. The Trustees took note of the Advisor’s explanation that the recommended appointment of William Blair was not affected by the impact that the appointment would have on the Advisor’s revenues and profitability, and recalled that the Advisor had demonstrated that the appointment of William Blair may result in reduced profitability for the Advisor as a result of increased subadvisory fees that will be paid out of the Advisor’s resources. On the basis of these considerations, the Board concluded that, in light of the nature, extent and quality of the services expected to be provided by William Blair and the proposed fees to be paid to William Blair by the Advisor for managing its allocated portion of the Fund, the potential benefits accruing to William Blair as a result of serving as a subadvisor

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2016 (Unaudited)

to the Fund were reasonable in relation to the services that were expected to be provided by William Blair to the Fund.

(c)  Investment performance of the Fund and William Blair.  Because William Blair was a newly proposed Subadvisor to the Fund, the Trustees could not consider William Blair’s investment performance in managing the Fund as a factor in evaluating the William Blair Subadvisory Agreement. However, the Trustees reviewed William Blair’s historical investment performance record in subadvising other investment companies and accounts that were comparable to the Fund. The Trustees also compared the historical investment performance of William Blair to a relevant benchmark and concluded that William Blair’s historical performance record, viewed together with the other factors considered by the Trustees, supported a decision to approve the William Blair Subadvisory Agreement.

Conclusion.  Following consideration of the foregoing factors, it was reported that no single factor was determinative to the Trustees’ decisions. Based on these factors, along with the determination of the Advisor at the conclusion of its review, selection, and due diligence process to recommend William Blair to serve as a new Subadvisor to the Fund, and such other matters as were deemed relevant, the Trustees concluded that the proposed fee rate for William Blair was supported by the services that were expected to be provided to the Fund. As a result, the Trustees concluded that the approval of the William Blair Subadvisory Agreement was in the best interests of the Fund and its shareholders and approved the William Blair Subadvisory Agreement.

Approval of a New Subadvisory Agreement with KBI (the “KBI Subadvisory Agreement”)

In considering the approval of the New KBI Subadvisory Agreement, the Trustees considered the information and materials from the Advisor and counsel that included, as to KBI and the Fund: (i) the New KBI Subadvisory Agreement; (ii) information regarding the process by which the Advisor had initially reviewed, selected, and recommended KBI for the Board’s approval, and the Advisor’s rationale for continuing to retain KBI as a Subadvisor following the closing of the KBI Transaction; (iii) the nature, extent, and quality of the services that KBI has previously provided to the Fund; (iv) the investment management business, portfolio management personnel, operations, prior investment experience, and reputation of KBI and the effect that the KBI Transaction may have on KBI’s business and operations; (v) KBI’s brokerage and trading policies and practices; (vi) the level of subadvisory fees charged by KBI for its services to the Fund, and a comparison of those fees to other accounts that KBI manages; (vii) a summary of KBI’s compliance program; (viii) information regarding KBI’s historical performance returns managing its allocated portion of the Fund’s portfolio and investment mandates similar to the Fund’s investment mandate, and a comparison of such performance to a relevant index; and (ix) the financial condition of KBI before and after the KBI Transaction. In addition, the Trustees considered presentations made by, and discussions held with, representatives of the Advisor.

The Trustees considered and analyzed factors that the Trustees deemed relevant with respect to KBI, including: the nature, extent, and quality of the services to be provided to the Fund by KBI following the KBI Transaction; KBI’s management style and investment decision-making process; KBI’s historical performance record managing investment products similar to the Fund; the qualifications and experience of the members of KBI’s portfolio management team; and KBI’s staffing levels and overall resources. The Trustees also took into consideration the nature and extent of the oversight duties performed by the Advisor in connection with each of the Subadvisors, which includes extensive management and compliance due diligence with respect to the management and operations of each of the Subadvisors. Additionally, the Independent Trustees received assistance and advice regarding legal and industry standards in connection with their duties and responsibilities when approving investment advisory agreements and reviewed materials supplied by their independent legal counsel.

In particular, and as to KBI, the Board, including all of the Independent Trustees, considered the following factors:

(a)  The nature, extent, and quality of the services to be provided by KBI.  The Trustees reviewed the nature, extent, and quality of the services that have been previously provided by KBI to the Fund under the Prior KBI Subadvisory Agreement and that are proposed to be provided by KBI to the Fund under the New KBI Subadvisory Agreement. The Trustees considered: (i) KBI’s organization, history, reputation, qualification and background, as well as the qualifications of its personnel; (ii) its expertise in providing portfolio management services to the Fund and other

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2016 (Unaudited)

similar investment portfolios and the performance history of the Fund and those other portfolios; (iii) its investment strategy for the Fund; (iv) its performance relative to comparable mutual funds and unmanaged indices; and (v) its compliance program. The Trustees also considered the review process undertaken by the Advisor and the Advisor’s favorable assessment of the nature and quality of the subadvisory services provided and expected to be provided to the Fund by KBI following the KBI Transaction. The Trustees also noted that the executive and portfolio management teams of KBI were expected to stay in place after the KBI Transaction. The Trustees also considered the Advisor’s representations regarding the high level of service that continued to be provided by KBI following the January Acquisitions. The Trustees concluded that the Fund and its shareholders would continue to benefit from the quality and experience of KBI’s investment professionals and the qualifications of its investment professionals.

Based on their consideration and review of the foregoing information, the Trustees concluded that the nature, extent and quality of the subadvisory services provided by KBI under the Prior KBI Subadvisory Agreement, as well as KBI’s ability to render such services based on its experience, operations and resources, were adequate and appropriate for the Fund in light of the Fund’s investment objective, and supported a decision to approve the New KBI Subadvisory Agreement. Based on their consideration and review of the foregoing information, the Trustees concluded that the nature, extent, and quality of the subadvisory services anticipated to be provided by KBI following the KBI Transaction, as well as KBI’s ability to render such services based on KBI’s experience, operations, and resources, were appropriate for the Fund, in light of the Fund’s investment objective, and the mandate relating to the allocated portion of the Fund’s investment portfolio that KBI would continue to manage.

(b)  Comparison of the services to be rendered and fees to be paid to KBI under other advisory and subadvisory contracts, such as those with other clients.  The Trustees discussed the services that would be rendered by KBI and evaluated the compensation to be paid to KBI by the Advisor for those services. The Trustees considered the fees payable under the New KBI Subadvisory Agreement, noting that the proposed fee would be paid by the Advisor, and not the Fund, and, thus, would not impact the fees paid by the Fund. The Trustees concluded that the proposed level of fees to be paid to KBI by the Advisor with respect to the assets allocated to KBI in its capacity as Subadvisor was supported by the services that were expected to be provided by KBI. The Trustees noted that the services that KBI would furnish to the Fund appeared to be comparable to the services that KBI currently provides to its other advisory and subadvisory clients having similar investment strategies. The Trustees also considered that the fees agreed to by KBI were the result of an arm’s length bargain negotiated by unaffiliated parties and would remain the same after the KBI Transaction.

The Trustees considered the review, selection, and due diligence process employed by the Advisor in determining to recommend that KBI continue to serve as a Subadvisor to the Fund following the KBI Transaction, and the Advisor’s reasons for concluding that the subadvisory fees to be paid by the Advisor to KBI for its services to the Fund were reasonable. The Trustees emphasized in their discussions that the subadvisory fees of KBI would be paid by the Advisor, and were not additional fees to be borne by the Fund or its shareholders. Based on their discussion, the Trustees concluded that, in light of the nature, quality, and extent of the services to be provided, the proposed level of fees to be paid to KBI with respect to the assets of the Fund allocated to KBI was supported by the services that were expected to be provided by KBI. The Trustees also considered the potential “fallout” or ancillary benefits that may accrue to KBI from its relationship with the Fund and concluded that they were reasonable.

The Trustees recognized that, because the subadvisory fees would be paid by the Advisor, and not the Fund, an analysis of economies of scale and profitability was more appropriate in the context of the Board’s consideration of the Management Agreement with the Advisor. In addition, since the fees to be paid to KBI were the result of arm’s length bargaining between unaffiliated parties, and given the Advisor’s economic incentive to negotiate a reasonable fee, the potential profitability of KBI was not considered relevant to the Trustees’ deliberations. The Trustees took note of the Advisor’s explanation that the recommendation that KBI continue to serve as a Subadvisor to the Fund following the KBI Transaction was not affected by the impact that the appointment would have on the Advisor’s revenues and profitability, and recalled that the Advisor had demonstrated that the appointment of KBI was not expected to result in any change in the level of profitability of the Advisor, which had been reported to and reviewed by the Independent Trustees. On the basis of these considerations, the Trustees concluded that, in light of the nature, extent, and quality of the services expected to be provided by KBI and the proposed fees to be paid to

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2016 (Unaudited)

KBI by the Advisor for managing its allocated portion of the Fund following the KBI Transaction, the potential benefits accruing to KBI as a result of continuing to serve as a Subadvisor to the Fund were reasonable in relation to the services that were expected to be provided by KBI to the Fund.

(c)  Investment performance of the Fund and KBI.  The Trustees considered KBI’s prior investment performance in managing its allocated portion of the Fund’s portfolio as a factor in evaluating the New KBI Subadvisory Agreement. The Trustees also considered the Advisor’s conclusions, and the reasons supporting the Advisor’s conclusions, that the performance record of KBI supported the approval of the New KBI Subadvisory Agreement.

Conclusion.  Following consideration of the foregoing factors, it was reported that no single factor was determinative to the Trustees’ decisions. Based on these factors, along with the determination of the Advisor at the conclusion of its review, selection, and due diligence process to recommend KBI to continue to serve as a Subadvisor to the Fund, and such other matters as were deemed relevant, the Trustees concluded that the proposed fee rate for KBI was supported by the services that were expected to be provided to the Fund following the KBI Transaction. As a result, the Trustees concluded that the approval of the New KBI Subadvisory Agreement was in the best interests of the Fund and its shareholders and approved the New KBI Subadvisory Agreement.

April 25, 2016 Board Meeting

Mercer Core Fixed Income Fund

Approval of a New Subadvisory Agreement for the Fund

At a meeting of the Board of Trustees held on April 25, 2016 (the “April Meeting”), the Trustees, including the Independent Trustees, considered and approved a new subadvisory agreement (the “Manulife Subadvisory Agreement”) between the Advisor and Manulife Asset Management (US) LLC (“Manulife”), as a Subadvisor to the Core Fixed Fund (the “Fund”). The Board was informed by the Advisor that Manulife was being recommended to replace a prior Subadvisor to the Fund that had chosen to discontinue its services as a Subadvisor to the Fund, and the Advisor had presented the Board with a recommendation to retain Manulife based upon the Advisor’s determination that Manulife was qualified to serve as a new Subadvisor to the Fund, based upon the Advisor’s analysis of the firm.

In considering the approval of the Manulife Subadvisory Agreement, the Trustees considered the information and materials from the Advisor, Manulife and counsel that included, as to Manulife and the Fund: (i) the Manulife Subadvisory Agreement; (ii) information regarding the process by which the Advisor had reviewed, selected, and recommended Manulife for the Board’s approval, and the Advisor’s rationale for recommending that Manulife be appointed as a Subadvisor to the Fund; (iii) the nature, extent, and quality of the services that Manulife proposed to provide to the Fund; (iv) the investment management business, portfolio management personnel, operations, prior investment experience, and reputation of Manulife; (v) Manulife’s brokerage and trading policies and practices; (vi) the level of subadvisory fees to be charged by Manulife for its services to the Fund, and a comparison of those fees to other accounts that Manulife manages; (vii) a summary of Manulife’s compliance program; (viii) information regarding Manulife’s historical performance returns managing an investment mandate similar to the Fund’s investment mandate, and a comparison of such performance to a relevant index; and (ix) the financial condition of Manulife. In addition, the Trustees considered presentations made by, and discussions held with, representatives of the Advisor and the Advisor’s favorable assessment of the nature, extent and quality of the subadvisory services expected to be provided by Manulife.

The Trustees considered and analyzed factors that they deemed relevant with respect to Manulife, including: the nature, extent, and quality of the services to be provided to the Fund by Manulife; Manulife’s management style and investment decision-making process; Manulife’s historical performance record managing investment products similar to the Fund; the qualifications and experience of the members of Manulife’s portfolio management team; and Manulife’s staffing levels and overall resources. The Trustees also took into consideration the nature and extent of the oversight duties performed by the Advisor in connection with each of the Subadvisors, which includes extensive management and compliance due diligence with respect to the management and operations of each of the

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2016 (Unaudited)

Subadvisors. Additionally, the Independent Trustees received assistance and advice regarding legal and industry standards, and reviewed materials supplied by their independent legal counsel, which were intended to assist the Independent Trustees in fulfilling their duties under the 1940 Act.

In particular, and as to Manulife, the Board, including the Independent Trustees, considered the following factors:

(a)  The nature, extent, and quality of the services to be provided by Manulife.  The Trustees reviewed the nature, extent, and quality of the services to be provided by Manulife to the Fund. The Trustees discussed the specific investment management process that Manulife indicated that it will employ to manage its allocated portion of the Fund’s investment portfolio (which was described in detail in the materials provided by Manulife), the qualifications of Manulife’s portfolio managers and investment management personnel with regard to implementing the investment mandate relating to the allocated portion of the Fund’s investment portfolio that Manulife would be managing, and the performance record of Manulife as compared to a relevant benchmark. The Trustees considered Manulife’s infrastructure and resources, and whether Manulife’s organization appeared to support Manulife’s strategy adequately. The Trustees also discussed the Advisor’s review, selection, and due diligence process with respect to Manulife, and the Advisor’s favorable assessment as to the nature, extent, and quality of the subadvisory services expected to be provided to the Fund by Manulife. The Trustees determined that the Fund and its shareholders would benefit from the quality and experience of Manulife’s portfolio managers and the qualifications of its investment professionals. Based on their consideration and review of the foregoing information, the Trustees concluded that the nature, extent and quality of the subadvisory services anticipated to be provided by Manulife, as well as Manulife’s ability to render such services based on Manulife’s experience, operations and resources, were appropriate for the Fund, in light of the Fund’s investment objective, and the mandate relating to the allocated portion of the Fund’s investment portfolio that Manulife would manage.

(b)  Comparison of the services to be rendered and fees to be paid to Manulife under other advisory and subadvisory contracts, such as those with other clients.  The Trustees discussed the services that would be rendered by Manulife and evaluated the compensation to be paid to Manulife by the Advisor for those services. The Trustees noted that the services that Manulife would furnish to the Fund appeared to be comparable to the services that Manulife currently provides to its other advisory and subadvisory clients having similar investment strategies. The Trustees also considered comparisons of the fees that to be paid to Manulife by the Advisor in light of the fees that are charged by Manulife to its other advisory clients, as disclosed in Manulife’s Form ADV, Part 2A (Firm Brochure) and in its 15(c) Questionnaire responses, including commingled and separate accounts. The Trustees also considered that the fees agreed to by Manulife were the result of an arm’s length bargain negotiated by unaffiliated parties. The Trustees also noted that, while Manulife’s fee schedule did include breakpoints, the benefit of the breakpoints would go to the Advisor, and not to the Fund, and would be reflected in the Advisor’s profitability, which had been reviewed by the Trustees.

The Trustees considered the review, selection, and due diligence process employed by the Advisor, in determining to recommend Manulife to serve as a Subadvisor to the Fund, and the Advisor’s reasons for concluding that the subadvisory fees to be paid by the Advisor to Manulife for its services to the Fund were reasonable. The Trustees emphasized in their discussions that the subadvisory fees of Manulife would be paid by the Advisor, and were not additional fees to be borne by the Fund or its shareholders. Based on their discussion, the Trustees concluded that, in light of the nature, extent, and quality of the services to be provided, the proposed level of fees to be paid to Manulife with respect to the assets of the Fund to be allocated to Manulife was supported by the services that were expected to be provided by Manulife to the Fund. The Trustees also considered the potential “fallout” or ancillary benefits that may accrue to Manulife from its relationship with the Fund and concluded that they were reasonable.

The Trustees recognized that, because the subadvisory fees would be paid by the Advisor, and not the Fund, an analysis of economies of scale and profitability was more appropriate in the context of the Board’s consideration of the Management Agreement with the Advisor. In addition, since the fees to be paid to Manulife were the result of arm’s-length bargaining between unaffiliated parties, and given the Advisor’s economic incentive to negotiate a reasonable fee, the potential profitability of Manulife was not considered relevant to the Trustees’ deliberations. The Trustees took note of the Advisor’s explanation that the recommended appointment of Manulife was not affected by

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2016 (Unaudited)

the impact that the appointment would have on the Advisor’s revenues and profitability, and recalled that the Advisor had demonstrated that the appointment of Manulife can be expected to result in an increase in the profitability to the Advisor as a result of decreased subadvisory fees that will be paid out of the Advisor’s resources, which had been reported to and reviewed by the Independent Trustees. On the basis of these considerations, the Board concluded that, in light of the nature, extent and quality of the services expected to be provided by Manulife and the proposed fees to be paid to Manulife by the Advisor for managing its allocated portion of the Fund, the potential benefits accruing to Manulife as a result of serving as a Subadvisor to the Fund were reasonable in relation to the services that were expected to be provided by Manulife to the Fund.

(c)  Investment performance of the Fund and Manulife.  Because Manulife was a newly proposed Subadvisor to the Fund, the Trustees could not consider Manulife’s investment performance in managing the Fund as a factor in evaluating the Manulife Subadvisory Agreement. However, the Trustees reviewed Manulife’s historical investment performance record in subadvising other investment companies and accounts that were comparable to the Fund. The Trustees also compared the historical investment performance of Manulife to a relevant benchmark and concluded that Manulife’s historical performance record, viewed together with the other factors considered by the Trustees, supported a decision to approve the Manulife Subadvisory Agreement.

Conclusion.  Following consideration of the foregoing factors, it was reported that no single factor was determinative to the Trustees’ decisions. Based on these factors, along with the determination of the Advisor at the conclusion of its review, selection, and due diligence process to recommend Manulife to serve as a new Subadvisor to the Fund, and such other matters as were deemed relevant, the Trustees concluded that the proposed fee rate for Manulife was supported by the services that were expected to be provided to the Fund. As a result, the Trustees concluded that the approval of the Manulife Subadvisory Agreement was in the best interests of the Fund and its shareholders and approved the Manulife Subadvisory Agreement.

Mercer Funds

Understanding Your Fund’s Expenses (Unaudited)

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, redemption fees and certain exchange fees and ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The first line in the table for each Fund shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the Fund from April 1, 2016 through September 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = $8.60) and multiply the result by the number in the Operating Expenses Incurred column as shown below for your Class. The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Large Cap — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.61%	1,000.00	1,064.20	1,032.10	3.16
Hypothetical	0.61%	1,000.00	1,022.01	1,011.01	3.09

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.61%, multiplied by the average account value over the period, multiplied by 183/365

Small/Mid Cap — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.98%	1,000.00	1,075.70	1,037.85	5.10
Hypothetical	0.98%	1,000.00	1,020.16	1,010.08	4.96

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 183/365

Non-US Core Equity — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.83%**	1,000.00	1,051.00	1,025.50	4.27
Hypothetical	0.83%**	1,000.00	1,020.91	1,010.46	4.20

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.83%, multiplied by the average account value over the period, multiplied by 183/365

**	Includes interest expense that amounts to less than 0.01%.

Mercer Funds

Understanding Your Fund’s Expenses (Unaudited) (Continued)

Core Fixed — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.43%**	1,000.00	1,032.50	1,016.25	2.19
Hypothetical	0.43%**	1,000.00	1,022.91	1,011.46	2.18

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.43%, multiplied by the average account value over the period, multiplied by 183/365

**	Includes interest expense that amounts to less than 0.01%.

Opportunistic Fixed — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.91%**	1,000.00	1,074.60	1,037.30	4.73
Hypothetical	0.91%**	1,000.00	1,020.51	1,010.26	4.61

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.91%, multiplied by the average account value over the period, multiplied by 183/365

**	Includes interest expense that amounts to less than 0.01%.

Emerging Markets — Class Y3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.98%	1,000.00	1,092.00	1,046.00	5.14
Hypothetical	0.98%	1,000.00	1,020.16	1,010.08	4.96

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 183/365

Global Low Volatility — Class Y3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.81%**	1,000.00	1,048.30	1,024.15	4.16
Hypothetical	0.81%**	1,000.00	1,021.01	1,010.51	4.10

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 183/365

**	Includes interest expense that amounts to less than 0.01%.

Mercer Funds

Trustees and Officers (Unaudited)

The following tables list the Trust’s Trustees and Officers as of the date of this report; their address and age; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in registered investment companies. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trust’s trustees, including changes subsequent to the date of the report. The SAI is available, without charge, upon request, by calling 1-866-658-9896, or on the SEC website at www.sec.gov.

Independent Trustees

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
Harrison M. Bains, Jr. 99 High Street Boston, MA 02110 (73)	Chairperson and Trustee	Chairperson since 2016; Trustee since 2005	Mr. Bains is retired.	7	Mr. Bains is a director of Cara Therapeutics, Inc.; Mr. Bains was a director of BG Medicine, Inc. (2007 to 2014) and a trustee of BofA Funds Series Trust (11 portfolios) (2011 to 2016).

Adela M. Cepeda A.C. Advisory, Inc. 150 North Wacker Drive, Suite 2160 Chicago, IL 60606 (58)	Trustee	Since 2005	Ms. Cepeda is Managing Director of PFM Financial Advisors LLC (a financial advisory firm) since September 2016. Ms. Cepeda was previously Founder and President of A.C. Advisory, Inc. (a financial advisory firm) 1995 — 2016.	7	Ms. Cepeda is a director or trustee of: The UBS Funds (15 portfolios); UBS Relationship Funds (11 portfolios); SMA Relationship Trust (5 portfolios); Consulting Group Capital Markets Funds (9 portfolios); BMO Financial Corp. (U.S. holding company for BMO Harris Bank N.A.); Ms. Cepeda was a director of Fort Dearborn Income Securities, Inc. (2000 to 2016); and Amalgamated Bank of Chicago (2003 to 2012).

Mercer Funds

Trustees and Officers (Unaudited) (Continued)

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
Gail A. Schneider 99 High Street Boston, MA 02110 (67)	Trustee	Trustee Since 2009	Ms. Schneider is a self-employed consultant since 2007.	7	None

Interested Trustee:

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
Richard Nuzum** (48)	Trustee, President, and Chief Executive Officer	Since 2010	Mr. Nuzum is North America’s Regional Business Leader of Mercer’s Investment Management Business since 2011. Prior to 2011, he was Global Business Leader of Mercer’s Investment Management Business.	7	Mr. Nuzum is a trustee of Mercer Trust Company and a director of Mercer Investment Management, Inc.

(1)	Each Trustee holds office for an indefinite term.

*	The “Fund Complex” consists of the Trust, which has seven portfolios.

**	Mr. Nuzum is considered to be an “interested person,” as defined in the 1940 Act, of the Trust due to his relationship with the Advisor.

Mercer Funds

Trustees and Officers (Unaudited) (Continued)

Officers:

The executive officers of the Trust not named above are:

Name and Age	Position(s) Held with the Trust	Term of Office† and Length of Time Served	Principal Occupation(s) During Past 5 Years
Richard S. Joseph (51)	Vice President	Since 2005	Mr. Joseph is Vice President and Head of the US Mercer Delegated Solutions of Mercer Investment Management, Inc. since December 2015. Prior to December 2015, he was Chief Operating Officer of Mercer Investment Management, Inc. since 2005.

Janice Desmond (64)	Treasurer and Chief Financial Officer	Since 2015	Ms. Desmond is a CPA and has served as Head of Fund Administration for Mercer Investment Management, Inc. since 2010.

Jeremiah France (45)	Vice President and Assistant Treasurer	Since 2005	Mr. France is a partner and COO of North American Investments at Mercer Investment Management, Inc. since 2005.

Scott M. Zoltowski (47)	Vice President, Chief Legal Officer, and Secretary	Since 2008	Mr. Zoltowski is a partner of Mercer (US) Inc. and serves as Global Chief Counsel — Investment for Mercer Investment Management, Inc. and Mercer Investment Consulting LLC.

Stan Mavromates (55)	Vice President and Chief Investment Officer	Since 2012	Mr. Mavromates is Vice President and Chief Investment Officer of Mercer Investment Management, Inc. since 2012. Prior to 2012, he served as Chief Investment Officer of the Massachusetts Pension Reserves Investment Management Board (2005-2012).

Colin Dean (39)	Vice President and Assistant Secretary	Since 2010	Mr. Dean has served as Senior Legal Counsel — Investments for Mercer Investment Management, Inc. and Mercer Investment Consulting LLC since 2010.

Manny Weiss (67)	Vice President	Since 2010	Mr. Weiss is a Portfolio Manager and Principal of Mercer Investment Management, Inc. since 2009.

John Johnson (49)	Vice President	Since 2015	Mr. Johnson is a Portfolio Manager and Principal of Mercer Investment Management, Inc. since 2015. Prior to joining Mercer, he was a Fixed Income Portfolio Manager and Trader for Aberdeen Asset Management.

Larry Vasquez (49)	Vice President	Since 2012	Mr. Vasquez is a Vice President and Portfolio Manager of Mercer Investment Management, Inc. since 2012. Prior to joining Mercer, he was a Portfolio Manager at UBS Global Asset Management, Inc. from 2009 to 2012.

Robert Phay (48)	Vice President and Chief Compliance Officer	Since 2016	Mr. Phay is the Chief Risk and Compliance Officer — Investments of Mercer Investment Management, Inc. and Mercer Investment Consulting, Inc. since March 2015. Mr. Phay most recently served in various compliance and legal positions for Commonfund, including Chief Compliance Officer (September 2011 — February 2015), Acting General Counsel (January 2015 — February 2015), and Associate General Counsel (July 2006 — December 2014).

†	Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.

Shares of Mercer Funds are distributed by MGI Funds Distributors, LLC.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mercer Funds

By (Signature and Title)	By: /S/ Richard Nuzum
Richard Nuzum
President and Chief Executive Officer
(Principal Executive Officer)

Date	November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	By: /S/ Richard Nuzum
Richard Nuzum
President and Chief Executive Officer
(Principal Executive Officer)

Date	November 21, 2016

By (Signature and Title)	By: /S/ Janice Desmond
Janice Desmond
Treasurer and Chief Financial Officer

Date	November 21, 2016